                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  January 1, 2003 - June 30, 2003

Item 1: Report(s) to Shareholders

Schwab Municipal Money Fund

SEMIANNUAL REPORT
June 30, 2003
                             [CHARLES SCHWAB LOGO]

In This Report

      Management's Discussion............................................      2
      Fund yield figures and portfolio statistics, plus a discussion of factors that affected fund performance during the report period.

      Financial Statements
      Portfolio holdings and fund financials.

      Schwab Municipal Money Fund........................................      5
      Sweep Shares: SWXXX
      Value Advantage Shares: SWTXX
      Select Shares: SWLXX
      Institutional Shares: SWOXX

      Financial Notes....................................................     54

      Glossary...........................................................     56

[PHOTO OF CHARLES SCHWAB]

From the Chairman

Charles R. Schwab
Chairman

Without question, these are challenging times for America's investors. For money fund shareholders, one of the main concerns has been decline of short-term interest rates, since money fund yields are a reflection of those rates.

Given the choice, I'm sure most of us would prefer that yields were higher. At the same time, I believe that a look at the larger picture reveals that the current low interest rate environment has a beneficial side that shouldn't be ignored.

For example, Americans have recently had the opportunity to borrow money at the most attractive rates in decades, whether for buying a home, refinancing or realizing a life-long goal like starting a business. More importantly, the Federal Reserve's monetary policy, along with fiscal policies enacted by Congress and the President, should provide a powerful stimulus to economic recovery. That, too, is something that would benefit all Americans.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R),these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles Schwab

Management's Discussion for the six months ended June 30, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here, and especially with their dedication to understanding the concerns of investors.

That dedication is particularly important right now. Times of uncertainty about the economy and world events demand diligence from investment professionals. At SchwabFunds, we are keenly aware of this, and continue to work for the best interests of our shareholders.

In recent months, money market funds have faced a very challenging environment. With interest rates on short-term investments falling in connection with the Fed's actions, some investors have expressed concerns about the potential for fund yields to fall to zero or even lower.

I can assure you that we at SchwabFunds will continue to monitor the yields in all our money market funds. In consultation with fund trustees, we will take appropriate measures to maintain competitive yields.

One thing we won't do in pursuit of yields is compromise our high standards for investment credit quality. We'll also continue to follow our time-tested management procedures and controls. In other words, we won't take short cuts that may jeopardize our long-term commitment to our investors.

Thank you for choosing SchwabFunds. We're here to help you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk

Schwab Municipal Money Fund

[PHOTO OF WALTER BEVERIDGE]

WALTER BEVERIDGE, a portfolio manager, is responsible for day-to-day management of the fund. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

The Investment Environment and the Fund

THE U.S. ECONOMY REMAINED IN A HOLDING PATTERN DURING THE SIX MONTHS OF THE REPORT PERIOD. Concerned by geopolitical uncertainties, businesses put off making major decisions about capital spending and hiring, even after the major combat phase of the war in Iraq was over. Economic indicators reported during the period were mixed, providing little incentive for businesses to pursue expansion plans.

ALREADY AT THEIR LOWEST LEVEL IN DECADES,INTEREST RATES FELL FURTHER AS THE REPORT PERIOD PROGRESSED. During the first months of 2003, a major factor in the decline of rates was anticipation of the war in Iraq. Toward the end of the period, deflation fears came to the forefront, leading to expectations that the Federal Reserve (the Fed) would cut interest rates. These expectations were confirmed on June 25, when the Fed, seeking to provide yet further economic stimulus, cut the Fed funds rate by 0.25%.

FALLING INTEREST RATES PUSHED MONEY FUND YIELDS TO NEW LOWS (see next page for fund yield information). We sought to lessen the effects of falling rates on the fund by maintaining a comparatively long weighted average maturity. Although the fund's yield did decline, we were successful in slowing that decline, and in keeping the fund's yield higher than it otherwise would have been.

STRONG ISSUANCE OF SHORT-TERM MUNI DEBT RELATIVE TO TAXABLE DEBT MADE MUNI YIELDS ATTRACTIVE COMPARED TO TAXABLE YIELDS. Typically, we have seen muni yields average about 80% of taxable yields. During the report period, muni yields at times exceeded 95% of taxable yields (although both were low on an absolute basis). These extremes of valuation allowed us to increase our exposure to high-yielding fixed-rate securities.

IN GENERAL, WE HAVE SEEN MOST STATES TAKE RESPONSIBLE MEASURES TO ADDRESS THE REVENUE SHORTFALLS THEY HAVE FACED AS A RESULT OF A WEAK U.S. ECONOMY. Most states, especially those that have been hard hit by fall-offs in income tax revenue, such as California, New York and New Jersey, have resorted to a combination of spending cuts and one-time solutions in order to balance their budgets. California in particular had to address an unprecedented $38 billion deficit going into fiscal 2004. Although the fund did begin the report period with substantial holdings in California securities, we significantly decreased our California position over the period, and ended the period with a very small position in this state's securities.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Fund

Management's Discussion continued

Performance and Fund Facts as of 6/30/03

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                    SWEEP        VALUE ADVANTAGE      SELECT        INSTITUTIONAL
                                    SHARES           SHARES           SHARES(R)        SHARES
-------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                   0.41%            0.63%             0.73%            0.84%
-------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD           0.42%            0.63%             0.73%            0.84%
-------------------------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT        0.65%            0.97%             1.12%            1.29%
EFFECTIVE YIELD 2
-------------------------------------------------------------------------------------------------


STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              52 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS 3 % of portfolio                          100% Tier 1
--------------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio                                70%
--------------------------------------------------------------------------------

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the seven-day yields for the fund's Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares would have been 0.26%, 0.49%, 0.49% and 0.49%, respectively.

2 Taxable-equivalent effective yield assumes a 2003 maximum federal regular income tax rate of 35.00%.

3 Portfolio holdings may have changed since the report date.




Schwab Municipal Money Fund

SCHWAB MUNICIPAL MONEY FUND

Financial Statements

Schwab Municipal Money Fund

FINANCIAL HIGHLIGHTS

                                            1/1/03 -      1/1/02 -     1/1/01 -    1/1/00 -    1/1/99 -     1/1/98 -
SWEEP SHARES                                6/30/03*      12/31/02     12/31/01    12/31/00    12/31/99     12/31/98
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       1.00          1.00         1.00        1.00        1.00         1.00
                                            ------------------------------------------------------------------------
Income from investment operations:
 Net investment income                       0.00 1        0.01         0.02        0.03        0.03         0.03
                                            ------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income       (0.00) 1      (0.01)       (0.02)      (0.03)      (0.03)       (0.03)
                                            ------------------------------------------------------------------------
Net asset value at end of period             1.00          1.00         1.00        1.00        1.00         1.00
                                            ------------------------------------------------------------------------
Total return (%)                             0.29 2        0.91         2.23        3.53        2.70         2.92

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                          0.66 3        0.66         0.66        0.66 4      0.66         0.66
Ratio of gross operating expenses to
 average net assets                          0.81 3        0.82         0.83        0.83 4      0.85         0.88
Ratio of net investment income to
 average net assets                          0.58 3        0.90         2.21        3.47        2.67         2.87
Net assets, end of period ($ x 1,000,000)   7,472         7,435        7,265       6,780       6,090        5,247

                                            1/1/03 -      1/1/02 -     1/1/01 -    1/1/00 -    1/1/99 -     1/1/98 -
VALUE ADVANTAGE SHARES                      6/30/03*      12/31/02     12/31/01    12/31/00    12/31/99     12/31/98
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       1.00          1.00         1.00        1.00        1.00         1.00
                                            ------------------------------------------------------------------------
Income from investment operations:
 Net investment income                       0.00 1        0.01         0.02        0.04        0.03         0.03
                                            ------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income       (0.00) 1      (0.01)       (0.02)      (0.04)      (0.03)       (0.03)
                                            ------------------------------------------------------------------------
Net asset value at end of period             1.00          1.00         1.00        1.00        1.00         1.00
                                            ------------------------------------------------------------------------
Total return (%)                             0.39 2        1.12         2.45        3.75        2.91         3.14

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                          0.45 3        0.45         0.45        0.45 5      0.45         0.45
Ratio of gross operating expenses to
 average net assets                          0.58 3        0.59         0.61        0.63 5      0.65         0.69
Ratio of net investment income to
 average net assets                          0.79 3        1.11         2.35        3.70        2.89         3.08
Net assets, end of period ($ x 1,000,000)   4,874         4,480        3,778       2,919       2,270        1,620

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratios of net and gross operating expenses would have been 0.67% and 0.84%, respectively, if certain non-routine expenses (proxy fees) had been included.
5 The ratios of net and gross operating expenses would have been 0.46% and 0.64%, respectively, if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

                                            6/2/03 1 -
SELECT SHARES (R)                           6/30/03*
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period       1.00
                                           -------------------------------------
Income from investment operations:
 Net investment income                       0.00 2
                                           -------------------------------------
Less distributions:
 Dividends from net investment income       (0.00) 2
                                           -------------------------------------
Net asset value at end of period             1.00
                                           -------------------------------------
Total return (%)                             0.06 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                          0.35 4
Ratio of gross operating expenses to
 average net assets                          0.58 4
Ratio of net investment income to
 average net assets                          0.78 4
Net assets, end of period ($ x 1,000,000)     196

                                           6/2/03 1 -
INSTITUTIONAL SHARES                       6/30/03*
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period       1.00
                                           -------------------------------------
Income from investment operations:
 Net investment income                       0.00 2
                                           -------------------------------------
Less distributions:
 Dividends from net investment income       (0.00) 2
                                           -------------------------------------
Net asset value at end of period             1.00
                                           -------------------------------------
Total return (%)                             0.06 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                          0.24 4
Ratio of gross operating expenses to
 average net assets                          0.58 4
Ratio of net investment income to
 average net assets                          0.88 4
Net assets, end of period ($ x 1,000,000)     198

* Unaudited.
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.



See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbols below to designate certain characteristics:

 +  Credit-enhanced security

 ~  Liquidity-enhanced security

 @  Variable-rate security

 =  Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                   COST        MARKET VALUE
HOLDINGS BY CATEGORY             ($x1,000)       ($x1,000)
-----------------------------------------------------------
100.0%   MUNICIPAL
         SECURITIES             13,113,511      13,113,511
-----------------------------------------------------------
100.0%   TOTAL INVESTMENTS      13,113,511      13,113,511

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      MUNICIPAL SECURITIES
      100.0% of investments
      --------------------------------------------------------------------------

      ALABAMA 0.7%

   +@ ALABAMA STATE IDA
      RB (Scientific Project)
       1.30%, 07/07/03                                      2,160          2,160

   +@ BIRMINGHAM, ALABAMA SPECIAL
      CARE FACILITIES AUTHORITY
      RB (Medical Center East)
       Series 2003A
       1.00%, 07/07/03                                     36,500         36,500

   +@ CITRONELLE, ALABAMA IDB
      Pollution Control Revenue
       Refunding Bond (AKZO
       Chemicals, Inc. Project)
       1.05%, 07/07/03                                      2,600          2,600

  +~@ DAPHNE, ALABAMA UTILITIES
      BOARD OF WATER, GAS, & SEWER
      Revenue Refunding Bond
       1.07%, 07/07/03                                      8,540          8,540

   +@ DOTHAN, ALABAMA IDB
      RB (Baxley Blowpipe Project)
       1.18%, 07/07/03                                        400            400

   +@ FORT PAYNE, ALABAMA IDA
      RB (Charleston Hosiery Project)
       Series 1997
       1.15%, 07/07/03                                      1,200          1,200

   +@ HEADLAND, ALABAMA IDB
      RB (Golden Peanut Project)
       1.15%, 07/07/03                                      1,585          1,585

  +~@ HOOVER, ALABAMA BOARD OF EDUCATION
      Capital Outlay Tax Anticipation
       Warrants TOB
       1.06%, 07/07/03                                      9,860          9,860

   +@ INDIAN SPRINGS VILLAGE, ALABAMA
      EDUCATIONAL BUILDING AUTHORITY
      RB (J. Bruno Academy Project)
       1.25%, 07/07/03                                      1,320          1,320

   +@ MOBILE COUNTY, ALABAMA IDB
      RB (Ultraform Co. Project)
       Series 1995B
       1.05%, 07/07/03                                      1,000          1,000

   +@ SCOTTSBORO, ALABAMA
      GO
       1.00%, 07/07/03                                      4,075          4,075

   +@ STEVENSON, ALABAMA IDB
      Environmental Improvement RB
       (Mead Corp. Project)
       1.03%, 07/07/03                                     17,300         17,300

   +@ TUSCALOOSA, ALABAMA IDB
      RB (Knight Special Project)
       1.35%, 07/07/03                                        990            990
                                                                     -----------
                                                                          87,530


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      ALASKA 0.4%
    @ ALASKA STATE HOUSING FINANCE CORP
      Housing Development RB
       Series 2000A
       1.05%, 07/07/03                                     18,715         18,715
   +~ TOB Series 1999D
       1.08%, 07/07/03                                     21,805         21,805
    ~ TOB Series ROC 11-R 197
       1.05%, 07/07/03                                      5,995          5,995

    + ALASKA STUDENT LOAN CORP
      Student Loan RB Series
       1998A
       1.12%, 07/01/03                                      4,425          4,425

    @ VALDEZ, ALASKA MARINE TERMINAL
      Revenue Refunding Bond (B.P
       Pipelines, Inc. Project) Series
       2003A
       0.95%, 07/01/03                                      1,500          1,500
      Revenue Refunding Bond
       (Exxon Pipeline Co. Project)
       Series 1993C
       0.85%, 07/01/03                                      4,400          4,400
                                                                     -----------
                                                                          56,840

      ARIZONA 0.8%

    @ ARIZONA EDUCATIONAL LOAN
      MARKETING CORP
   +~ RB Series 1990A
       1.10%, 07/07/03                                     12,905         12,905
    + RB Series 1991A
       1.05%, 07/07/03                                      3,000          3,000

  +~@ ARIZONA HEALTH FACILITIES
      AUTHORITY
      Hospital System RB (Arizona
       Volunteer Hospital Federation)
       Series 1985A
       1.00%, 07/07/03                                     11,090         11,090
      Hospital System RB (Arizona
       Volunteer Hospital Federation)
       Series 1985B
       1.00%, 07/07/03                                      9,330          9,330
      Hospital System RB (Northern
       Arizona Health Care) Series
       1996B
       1.00%, 07/07/03                                      7,350          7,350
   +@ CHANDLER, ARIZONA IDA
      RB (South Bay Circuits Project)
       Series 1999A
       1.15%, 07/07/03                                      1,400          1,400

   +@ PHOENIX, ARIZONA CIVIC
      IMPROVEMENT
      Excise Tax RB (Airport
       Improvements)
       1.02%, 07/07/03                                      1,000          1,000

      SALT RIVER, ARIZONA PROJECT
      AGRICULTURE IMPROVEMENT
      TECP
       0.90%, 10/09/03                                     40,250         40,250

  +~@ YAVAPAI COUNTY, ARIZONA
      IDRB (Yavapai Regional Medical
       Center)
       1.00%, 07/07/03                                     14,650         14,650
                                                                     -----------
                                                                         100,975

      ARKANSAS 0.1%

   +@ ARKANSAS DEVELOPMENT FINANCE
      AUTHORITY
      IDRB (C&C Holding Co. Project)
       Series 1998
       1.15%, 07/07/03                                      1,130          1,130

   +@ INDEPENDENCE COUNTY, ARKANSAS
      IDRB (Ideal Baking Project)
       1.15%, 07/07/03                                      3,300          3,300
   +@ IDRB (Townsends of Arkansas,
       Inc. Project)
       1.05%, 07/07/03                                      9,000          9,000
                                                                     -----------
                                                                          13,430

      CALIFORNIA 8.3%

   +@ ACCESS LOANS FOR LEARNING
      STUDENT LOAN CORP. OF CALIFORNIA
      RB (Student Loan Program)
       Series II A-1
       1.05%, 07/07/03                                     35,000         35,000
      RB (Student Loan Program)
       Series II A-2
       1.04%, 07/07/03                                     20,000         20,000
      RB (Student Loan Program)
       Series II A-3
       1.05%, 07/07/03                                     23,700         23,700


See financial notes.
8

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
  +~@ BAY AREA, CALIFORNIA TOLL BRIDGE
      AUTHORITY
      RB (San Francisco Bay Area
       Project) Series 2003C
       1.00%, 07/07/03                                     21,500         21,500

   += CALIFORNIA COLLEGE COMMUNITY
      FINANCING AUTHORITY
      TRAN Series 2003A
       0.80%, 06/30/04                                     73,475         74,349
    + CALIFORNIA HIGHER EDUCATION
      LOAN AUTHORITY
      Revenue Refunding Bond
       (Student Loan) Series
       1987C-1
       1.65%, 07/01/03                                     43,300         43,300
      Student Loan RB Series
       1992A-3
       1.10%, 07/01/03                                     44,900         44,900
      Student Loan RB Series
       1992A-4
       1.15%, 04/01/04                                     10,725         10,725

    @ CALIFORNIA POLLUTION CONTROL
      FINANCING AUTHORITY
      Solid Waste Disposal RB (Shell
       Martinez Refining Project)
       Series 1994A
       0.93%, 07/01/03                                      4,600          4,600
      Solid Waste Disposal RB (Shell
       Martinez Refining Project)
       Series 1996A
       0.95%, 07/01/03                                      3,000          3,000
    + Solid Waste Disposal RB (Waste
       Management Project) Series
       2002A
       0.96%, 07/07/03                                        500            500

    + CALIFORNIA SCHOOL CASH RESERVE
      PROGRAM AUTHORITY
      RB Series 2002A
       1.59%, 07/03/03                                     21,640         21,642
       1.67%, 07/03/03                                     50,000         50,004
    = RB Series 2003A
       0.90%, 07/06/04                                    153,870        155,567

      CALIFORNIA STATE
   +@ GO Series 2003A-3
       0.95%, 07/01/03                                      9,000          9,000
   +@ GO Series 2003C-2
       0.90%, 07/07/03                                     25,200         25,200
    ~ GO TECP
       1.20%, 07/09/03                                     38,000         38,000

   +@ CALIFORNIA STATE DEPARTMENT OF
      WATER RESOURCES
      Power Supply RB Series
       2000C-17
       0.95%, 07/07/03                                     10,000         10,000
      Power Supply RB Series 2001
       B-1
       1.00%, 07/01/03                                      2,000          2,000
      Power Supply RB Series
       2002B-2
       1.10%, 07/01/03                                     10,000         10,000
      Power Supply RB
       Series 2002B-5
       0.95%, 07/01/03                                     35,700         35,700
    ~ Power Supply RB
       Series 2002C-7
       1.00%, 07/07/03                                     37,000         37,000

    = CALIFORNIA STATEWIDE COMMUNITY
      DEVELOPMENT AUTHORITY
      TRAN Series 2003A-3
       0.88%, 06/30/04                                     55,900         56,519

  +~@ EAST BAY, CALIFORNIA MUNICIPAL
      UTILITIES DISTRICT
      Water System Revenue
       Refunding Bond Subseries
       2002A
       0.85%, 07/07/03                                     50,000         50,000

   +@ IRVINE RANCH, CALIFORNIA
      IMPROVEMENT BOND ACT OF 1915
      Special Assessment Bond
       (Assessment District No
       93-14
       0.90%, 07/01/03                                     19,420         19,420

   +@ IRVINE RANCH, CALIFORNIA WATER
      DISTRICT
      COP (Capital Improvement
       Project)
       0.90%, 07/01/03                                     16,900         16,900

   +@ IRVINE, CALIFORNIA UNIFIED SCHOOL
      DISTRICT
      RB (Community Facilities
       District) Series 2003 DN
       0.85%, 07/01/03                                     36,900         36,900


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
    ~ LOS ANGELES COUNTY, CALIFORNIA
      Wastewater System TECP
       1.05%, 07/07/03                                     17,500         17,500

  +~@ LOS ANGELES, CALIFORNIA
      COMMUNITY COLLEGE DISTRICT
      Revenue Refunding COP
       Series 2002A
       0.85%, 07/07/03                                      2,900          2,900

   ~@ METROPOLITAN WATER DISTRICT OF
      SOUTHERN CALIFORNIA
      Waterworks RB Series
       2001B-3
       0.90%, 07/01/03                                     21,300         21,300
      Waterworks RB Series
       2001C-1
       1.00%, 07/01/03                                     32,775         32,775

  +~@ NORTHERN CALIFORNIA POWER
      AGENCY
      Revenue Refunding Bond
       (Hydroelectric No. 1 Project)
       Series 2002 A
       0.85%, 07/07/03                                     25,110         25,110

   ~@ ORANGE COUNTY, CALIFORNIA
      SANITATION DISTRICT
      COP Series 2000A
       0.85%, 07/01/03                                      4,000          4,000

    + SAN DIEGO COUNTY, CALIFORNIA
      TECP
       1.00%, 07/17/03                                     15,000         15,000

    = SOUTH COAST, CALIFORNIA LOCAL
      EDUCATIONAL AGENCY
      TRAN
       0.80%, 06/30/04                                     35,000         35,415

   +@ SOUTHEAST CALIFORNIA RESOURCE
      RECOVERY FACILITIES AUTHORITY
      Lease Revenue Refunding Bond
       Series 1995A
       0.92%, 07/07/03                                      7,700          7,700
   ~@ SOUTHERN CALIFORNIA HFA
      S/F Mortgage RB TOBP
       (PT-629)
       1.12%, 07/07/03                                     38,640         38,640

   +@ SOUTHERN CALIFORNIA PUBLIC
      POWER AUTHORITY
      Revenue Refunding Bond
       (Southern Transmission
       Project)
       0.85%, 07/07/03                                     22,300         22,300

   +@ VALLEJO, CALIFORNIA UNIFIED
      SCHOOL DISTRICT
      COP (Capital Improvement
       Financing Projects)
       Series 1999E
       0.95%, 07/07/03                                      7,450          7,450
                                                                     -----------
                                                                       1,085,516

      COLORADO 1.8%

   +@ ADAMS COUNTY, COLORADO
      IDRB (City View Park Project)
       1.10%, 07/07/03                                      6,000          6,000

   +@ ARAPAHOE COUNTY, COLORADO
      IDRB (Denver Jet Center
       Project)
       1.30%, 07/30/03                                      3,500          3,500

  +~@ ARVADA, COLORADO
      RB
       1.25%, 07/01/03                                      4,300          4,300

   +@ COLORADO HEALTH FACILITIES
      AUTHORITY
      RB (National Benevolent
       Association Project)
       1.05%, 07/07/03                                        625            625

    @ COLORADO HFA
    + Economic Development RB
       (Pemracs Limited, LLP Project)
       Series 2000A
       1.15%, 07/07/03                                      3,715          3,715
    ~ S/F Mortgage TOB Series
       1999M
       1.13%, 07/07/03                                      3,815          3,815

  +~@ COLORADO STUDENT OBLIGATION
      BOND AUTHORITY
      Student Loan RB (Colorado
       University) Series 1990A
       1.05%, 07/07/03                                     14,400         14,400
      Student Loan RB Series
       1989A
       1.00%, 07/07/03                                      9,400          9,400


See financial notes.
10

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      Student Loan RB Series
       1999A-2
       1.00%, 07/07/03                                      8,400          8,400
      Student Loan RB Series
       1999A-3
       1.00%, 07/07/03                                     29,800         29,800

   +@ DENVER, COLORADO CITY & COUNTY
      AIRPORT SYSTEM
      RB Series 1992F
       1.10%, 07/07/03                                     18,575         18,575
      RB Series 1992G
       1.10%, 07/07/03                                     19,050         19,050
    ~ Revenue Refunding Bond RB
       Series 2000B
       1.15%, 07/07/03                                     10,000         10,000
    ~ Revenue Refunding Bond RB
       Series 2000C
       1.10%, 07/07/03                                     50,000         50,000

   +@ LOWRY, COLORADO ECONOMIC
      REDEVELOPMENT AUTHORITY
      Improvement RB Series
       2003B
       1.00%, 07/07/03                                     14,140         14,140
      Revenue Refunding Bond
       Series 2003A
       1.00%, 07/07/03                                     11,360         11,360

    + REGIONAL TRANSPORTATION
      DISTRICT, COLORADO
   ~@ COP (Transit Vehicles Project)
       Series 2002A
       0.95%, 07/07/03                                     15,000         15,000
      TECP
       1.00%, 11/06/03                                      7,500          7,500

   +@ SMITH CREEK, COLORADO
      METROPOLITAN DISTRICT
      RB
       0.95%, 07/07/03                                      2,250          2,250

   +@ WESTMINSTER, COLORADO
      ECONOMIC DEVELOPMENT
      AUTHORITY
      Tax Increment RB (Westminster
       Plaza Urban Renewal
       Project)
       1.15%, 07/07/03                                      6,460          6,460
                                                                     -----------
                                                                         238,290

      CONNECTICUT 0.0%

    @ CONNECTICUT STATE HEALTH &
      EDUCATIONAL FACILITIES AUTHORITY
      RB (Yale University) Series
       2003X-2
       0.85%, 07/07/03                                      5,000          5,000

      DELAWARE 0.7%

   ~@ DELAWARE STATE
      GO Refunding Bond TOB Series
       258
       1.04%, 07/07/03                                      3,995          3,995

  +~@ DELAWARE STATE ECONOMIC
      DEVELOPMENT AUTHORITY
      RB (Hospital Billing Collection
       Project) Series 1985B
       0.95%, 07/07/03                                     20,900         20,900
      RB (Hospital Billing Collection
       Project) Series 1985C
       0.95%, 07/07/03                                     15,000         15,000

   +@ NEW CASTLE COUNTY, DELAWARE
      Airport Facility RB (Flight Safety
       International, Inc. Project)
       1.08%, 07/07/03                                     16,600         16,600

   +@ SUSSEX COUNTY, DELAWARE
      IDRB (Perdue Agri-recycle, LLC
       Project)
       1.05%, 07/07/03                                      5,300          5,300
      RB (Baywood, LLC Project)
       Series 1997A
       1.25%, 07/07/03                                      2,400          2,400
   +@ WILMINGTON, DELAWARE
      RB (Delaware Art Museum, Inc.
       Project)
       1.00%, 07/07/03                                     21,800         21,800
                                                                     -----------
                                                                          85,995

      DISTRICT OF COLUMBIA 0.8%

   +@ DISTRICT OF COLUMBIA ENTERPRISE
      ZONE
      RB (Crowell & Morning, LLP
       Project)
       1.05%, 07/07/03                                      4,100          4,100
   +@ DISTRICT OF COLUMBIA HFA
      M/F Housing RB (Edgewood
       Terrace III Development)
       1.05%, 07/07/03                                      4,000          4,000


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   +@ DISTRICT OF COLUMBIA
      RB (American Psychological
      Association)
       1.05%, 07/07/03                                      2,780          2,780
      RB (Arnold & Porter Project)
       1.05%, 07/07/03                                      3,000          3,000

    ~ METROPOLITAN WASHINGTON, D.C
      AIRPORT AUTHORITY
   +@ RB TOB Series 240
       1.11%, 07/07/03                                      6,900          6,900
   +@ Revenue Refunding Bond
       Series 2002C
       1.00%, 07/07/03                                     10,000         10,000
   +@ TOBP (PT-689)
       1.11%, 07/07/03                                      5,870          5,870
      TECP
       1.13%, 07/02/03                                     32,800         32,800
       1.10%, 07/10/03                                     22,000         22,000

  +~@ WASHINGTON, D.C
      Revenue Refunding TOBP
       (PT-750)
       1.15%, 08/28/03                                     14,640         14,640
      Revenue Refunding TOBP
       (PT-806)
       1.10%, 11/13/03                                      6,215          6,215
                                                                     -----------
                                                                         112,305

      FLORIDA 8.0%

   +@ ALACHUA COUNTY, FLORIDA HEALTH
      FACILITIES AUTHORITY
      RB (Oak Hammock University
       of Florida Project) Series
       2002A
       1.00%, 07/01/03                                      2,400          2,400

   +@ BREVARD COUNTY, FLORIDA
      EDUCATIONAL FACILITIES AUTHORITY
      RB (Florida Institute of
       Technology) Series 2002B
       1.00%, 07/07/03                                     10,000         10,000
      BREVARD COUNTY, FLORIDA SCHOOL
      BOARD
      RAN
       1.13%, 04/30/04                                     14,450         14,523

   +@ BROWARD COUNTY, FLORIDA HFA
      M/F Housing RB (Landings
       Inverrary Apartments Project)
       1.08%, 07/07/03                                      7,500          7,500
      M/F Housing RB (Reflections
       Airport Project)
       0.95%, 07/07/03                                     13,000         13,000
      M/F Housing RB (Sanctuary
       Apartments Project)
       1.08%, 07/07/03                                      9,000          9,000
      M/F Housing Revenue
       Refunding Bond (Fishermen's
       Landing Project)
       0.93%, 07/07/03                                      1,070          1,070
      M/F Housing Revenue
       Refunding Bond (Island Club
       Apartments Project) Series
       2001A
       1.08%, 07/07/03                                      2,900          2,900
      M/F Housing Revenue
       Refunding Bond (South Pointe
       Project)
       0.95%, 07/07/03                                      7,750          7,750
      M/F Housing Revenue
       Refunding Bond (Water's Edge
       Project)
       0.95%, 07/07/03                                        400            400

  +~@ BROWARD COUNTY, FLORIDA PORT
      FACILITIES
      Revenue Refunding Bond (Port
       Everglades Project)
       1.00%, 07/07/03                                      9,400          9,400

   +@ CHARLOTTE COUNTY, FLORIDA HFA
      M/F Housing RB (Murdock
       Circle Apartments Project)
       1.13%, 07/07/03                                      6,250          6,250

   +@ CLAY COUNTY, FLORIDA UTILITY
      SYSTEM
      RB Series 2003A
       1.00%, 07/07/03                                      2,400          2,400

   +@ COLLIER COUNTY, FLORIDA HEALTH
      FACILITIES AUTHORITY
      RB (Cleveland Clinic Health)
       Series 2003C-2
       1.00%, 07/01/03                                      3,100          3,100

   +@ COLLIER COUNTY, FLORIDA HFA
      M/F Housing RB (Brittany Bay
       Apartments Project) Series
       2001A
       1.03%, 07/07/03                                      3,350          3,350


See financial notes.
12

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   +@ COLLIER COUNTY, FLORIDA IDA
      IDRB (Community School of
       Naples, Inc. Project)
       1.00%, 07/07/03                                      8,150          8,150

   +@ DADE COUNTY, FLORIDA
      IDRB (Dolphins Stadium Project)
       Series 1985C
       1.00%, 07/07/03                                        550            550
      IDRB (Micheal-Ann Russell
       Jewish Community Center
       Project)
       1.00%, 07/07/03                                      5,185          5,185
    ~ RB (Water & Sewer Systems)
       0.95%, 07/07/03                                     81,200         81,200

   +@ EUSTIS, FLORIDA
      Multi-Purpose RB
       1.00%, 07/07/03                                      2,700          2,700

   +@ FLORIDA DEVELOPMENT FINANCE
      CORP
      IDRB (Sunshine State Project)
       Series 1999A-3
       1.05%, 07/07/03                                      1,185          1,185

   +@ FLORIDA HOUSING FINANCE CORP
      M/F Housing RB (Buena Vista
       Project) Series 1985MM
       0.97%, 07/07/03                                     10,000         10,000
      M/F Housing RB (South Pointe
       Project) Series 1998J
       1.00%, 07/07/03                                      5,400          5,400
      M/F Housing Revenue Refunding
       Bond RB (Reflections Project)
       Series 2001A
       0.95%, 07/07/03                                     12,500         12,500
      M/F RB (Victoria Park
       Apartments) Series J -1
       1.00%, 07/07/03                                      8,370          8,370
      RB (Ashley Lake II Project)
       Series 1989J
       1.04%, 07/07/03                                     10,800         10,800
      RB (Caribbean Key Apartments)
       Series 1996F
       1.03%, 07/07/03                                      3,400          3,400
      RB (Heritage Pointe Project)
       Series 1999I-1
       1.00%, 07/07/03                                      9,500          9,500
      RB (Heron Park Project) Series
       1996U
       1.04%, 07/07/03                                        130            130
      RB (Tiffany Club Project) Series
       1996P
       1.03%, 07/07/03                                      6,900          6,900
      RB (Timberline Apartments)
       Series 1999P
       1.00%, 07/07/03                                      5,300          5,300
      RB (Vinings Hampton Village)
       Series 2001D
       1.10%, 07/07/03                                     10,800         10,800

   + FLORIDA LOCAL GOVERNMENT
      FINANCE COMMISSION
      TECP
       1.10%, 09/11/03                                      8,000          8,000

   +@ FLORIDA OCEAN HIGHWAY & PORT
      AUTHORITY
      RB
       1.10%, 07/07/03                                     10,700         10,700

  +~@ FLORIDA STATE MUNICIPAL POWER
      AGENCY
      RB (Stanton Project)
       0.95%, 07/07/03                                      6,150          6,150
  +~@ FLORIDA STATE TURNPIKE AUTHORITY
      RB TOB Series 273
       1.04%, 07/07/03                                      5,745          5,745

  +~@ GREATER ORLANDO, FLORIDA
      AVIATION AUTHORITY
      Airport Facilities Revenue
       Refunding Bond Series 2002E
       1.10%, 07/07/03                                     15,300         15,300

  +~@ GULF BREEZE, FLORIDA
      RB (Local Government Loan
       Program) Series 1985B
       1.00%, 07/07/03                                     26,930         26,930
      RB (Local Government Loan
       Program) Series 1985C
       1.00%, 07/07/03                                     29,160         29,160
      RB (Local Government Loan
       Program) Series 1985E
       1.00%, 07/07/03                                      3,505          3,505

   +@ HALIFAX, FLORIDA HOSPITAL
      MEDICAL CENTER
      RB (Florida Health Care Plan,
       Inc. Project)
       0.95%, 07/07/03                                      4,700          4,700


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
    + HILLSBOROUGH COUNTY, FLORIDA
    @ IDRB (Tampa Metropolitan
       YMCA Project) Series
       2000K
       1.05%, 07/07/03                                      9,100          9,100
      TECP Series B
       1.00%, 08/26/03                                        700            700

   +@ JACKSONVILLE, FLORIDA
      Industrial Development Revenue
       Refunding Bond (Pavilion
       Associates, Ltd. Project)
       0.95%, 07/07/03                                      4,200          4,200

   +@ JACKSONVILLE, FLORIDA ECONOMIC
      DEVELOPMENT COMMISSION
      RB (Bolles School Project)
       Series 1999A
       1.00%, 07/07/03                                      2,400          2,400

      JACKSONVILLE, FLORIDA ELECTRIC
      AUTHORITY
   ~@ RB (Water & Sewer Systems)
       Series 2000B
       0.95%, 07/07/03                                      4,300          4,300
   ~@ RB TOB Series 2000FF
       1.08%, 07/07/03                                      3,585          3,585
      Revenue Refunding Bond (St
       John River) Issue 2 Series 16
       1.09%, 10/01/03                                      9,000          9,088
    ~ Water & Sewer TECP
       1.05%, 07/02/03                                     11,400         11,400

   +@ JACKSONVILLE, FLORIDA HEALTH
      FACILITIES AUTHORITY
      RB Revenue Refunding Bond
       (Genesis Rehabilitation
       Hospital)
       1.00%, 07/01/03                                      6,600          6,600

   +@ LAKELAND, FLORIDA EDUCATIONAL
      FACILITIES
      RB (Florida Southern College
       Project)
       1.00%, 07/07/03                                     30,000         30,000

  +@ LEE COUNTY, FLORIDA HFA
      M/F Housing RB (Cape Coral
       Apartments Project) Series
       1999A
       1.13%, 07/07/03                                      6,160          6,160
      M/F Housing RB (University
       Club Apartments Project)
       Series 2002A
       1.25%, 07/07/03                                      6,700          6,700

   +@ MANATEE COUNTY, FLORIDA HFA
      M/F Housing RB (La Mirada
       Gardens Project) Series
       2002A
      1.25%, 07/07/03                                      4,000          4,000

   +@ MARION COUNTY, FLORIDA IDA
      M/F Housing Revenue
       Refunding Bond (Chambrel
       Project)
       0.95%, 07/07/03                                      7,741          7,741

  +~@ MIAMI-DADE COUNTY, FLORIDA
      IDRB (Airis Miami LLC Project)
       Series 1999A
       0.95%, 07/07/03                                     54,200         54,200

    + MIAMI-DADE COUNTY, FLORIDA
      AVIATION AUTHORITY
      TECP
       1.13%, 07/02/03                                      9,005          9,005
       1.15%, 07/11/03                                      4,500          4,500
       0.97%, 08/06/03                                     12,538         12,538
       0.95%, 09/12/03                                      1,098          1,098

   +@ OKEECHOBEE COUNTY, FLORIDA
      Exempt Facility RB (Okeechobee
       Landfill, Inc. Project)
       1.10%, 07/07/03                                     15,000         15,000

    + ORANGE COUNTY, FLORIDA HEALTH
      FACILITIES AUTHORITY
      TECP
       1.10%, 07/22/03                                      9,000          9,000
       0.95%, 09/04/03                                     21,000         21,000
       0.95%, 09/09/03                                     20,000         20,000

   +@ ORANGE COUNTY, FLORIDA HFA
      M/F Housing RB (Andover
       Place Apartments)
       1.00%, 07/07/03                                      7,570          7,570
      M/F Housing RB (Highland
       Pointe Apartments Project)
       Series 1988J
       0.95%, 07/07/03                                      7,555          7,555
      M/F Housing RB (Smokewood
       Project) Series 1992A
       1.00%, 07/07/03                                     15,000         15,000


See financial notes.
14

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      M/F Housing RB (West Pointe
       Villas Project) Series 2000F
       1.03%, 07/07/03                                      5,750          5,750
      M/F Housing Revenue
       Refunding Bond RB (Heather
       Glenn Apartments Project)
       Series 2001E
       0.90%, 07/07/03                                     11,900         11,900

  +~@ ORANGE COUNTY, FLORIDA SCHOOL
      BOARD
      COP Series 2002B
       0.90%, 07/01/03                                      3,000          3,000

    + ORLANDO & ORANGE COUNTIES,
      FLORIDA EXPRESSWAY AUTHORITY
      RB Series 2003A
       0.94%, 07/01/04                                      3,455          3,526
   ~@ Revenue Refunding Bond
       Series 2003C-2
       0.90%, 07/07/03                                      4,500          4,500
   ~@ Revenue Refunding Bond
       Series 2003C-3
       0.90%, 07/07/03                                     10,000         10,000
   ~@ Revenue Refunding Bond
       Series 2003C-4
       0.90%, 07/07/03                                     20,330         20,330

   ~@ ORLANDO UTILITIES COMMISSION,
      FLORIDA
      RB (Water & Electric) Series
       1985B
       0.95%, 07/07/03                                     82,300         82,300

   +@ PALM BEACH COUNTY, FLORIDA
      IDRB (Benjamin Private School
       Project)
       1.00%, 07/07/03                                      9,000          9,000
      RB (Raymond F. Kravis Center
       Project)
       0.85%, 07/07/03                                      4,900          4,900

    + PALM BEACH COUNTY, FLORIDA
      HEALTH FACILITIES AUTHORITY
    @ Revenue Refunding Bond RB
       (Joseph L. Morse Geriatric
       Center)
       1.00%, 07/07/03                                      7,155          7,155
      TECP
       1.10%, 07/14/03                                      4,800          4,800

  +~@ PALM BEACH COUNTY, FLORIDA
      SCHOOL BOARD
      COP Series 2002B
       0.90%, 07/07/03                                     19,400         19,400

  +~@ PASCO COUNTY, FLORIDA
      COP
       1.00%, 07/07/03                                     29,000         29,000

   +@ PINELLAS COUNTY, FLORIDA
      EDUCATIONAL FACILITIES AUTHORITY
      RB (Caterbury School of Florida
       Project)
       0.95%, 07/07/03                                      2,285          2,285
      RB (Shorecrest Prep School
       Project)
       0.95%, 07/07/03                                      1,000          1,000

   +@ PINELLAS COUNTY, FLORIDA HFA
      M/F Housing RB (Mariners
       Pointe Apartments)
       1.03%, 07/07/03                                      7,300          7,300

   +@ PINELLAS COUNTY, FLORIDA
      INDUSTRIAL COUNCIL
      RB (Operation Par, Inc.
       Project)
       1.05%, 07/07/03                                      5,260          5,260

   +@ PINELLAS COUNTY, FLORIDA IDA
      RB (Pact, Inc. Project)
       1.00%, 07/07/03                                      8,100          8,100

   +@ SOUTHEAST VOLUSIA, FLORIDA
      HOSPITAL DISTRICT
      RB (Bert Fish Medical Center
       Project)
       1.05%, 07/07/03                                     10,220         10,220

   +~ SUNSHINE STATE OF FLORIDA
      GOVERNMENT FINANCE
      COMMISSION
      TECP
       1.05%, 07/03/03                                     21,605         21,605
       1.05%, 07/10/03                                      7,732          7,732
       0.90%, 09/09/03                                     14,810         14,810

   +@ TALLAHASSEE & LEON COUNTIES,
      FLORIDA CIVIC CENTER AUTHORITY
      Capital Improvement RB
       Series A
       1.00%, 07/07/03                                     13,400         13,400


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   +@ TAMPA, FLORIDA
      RB (Tampa Prep School
       Project)
       0.95%, 07/07/03                                     11,000         11,000

  +~@ TAMPA, FLORIDA OCCUPATIONAL
      LICENSE TAX
      Revenue Refunding Bond
       Series 2002B
       0.90%, 07/07/03                                      7,000          7,000
      Revenue Refunding Bond
       Series 2002C
       0.85%, 07/07/03                                     20,700         20,700

   +@ TAMPA, FLORIDA REGIONAL WATER
      SUPPLY AUTHORITY
      Water Utility System RB
       1.05%, 07/07/03                                      6,400          6,400

   +@ VOLUSIA COUNTY, FLORIDA
      EDUCATIONAL FACILITY AUTHORITY
      RB (Bethune Cookman College
       Project)
       1.00%, 07/07/03                                     10,675         10,675
   +@ VOLUSIA COUNTY, FLORIDA HEALTH
      FACILITIES AUTHORITY
      RB (South West Volusia Health
       Project) Series 1994A
       1.00%, 07/07/03                                      6,000          6,000
   +@ WEST ORANGE, FLORIDA HEALTHCARE
      DISTRICT
      RB Series 1999B
       0.90%, 07/07/03                                      9,800          9,800
                                                                     -----------
                                                                       1,046,591

      GEORGIA 4.7%

   +@ ATHENS-CLARKE, JACKSON &
      MORGAN COUNTIES, GEORGIA
      IDRB (Mayfield Dairy Farms, Inc.
       Project)
       1.10%, 07/07/03                                      7,350          7,350

    + ATLANTA, GEORGIA AIRPORT
   ~@ RB TOB Series 376
       1.08%, 07/07/03                                     11,195         11,195
      Revenue Refunding Bond
       Series 2003A
       0.89%, 01/01/04                                     15,895         15,983
   ~@ Revenue Refunding Bond
       Series 2003B-1
       1.00%, 07/07/03                                     46,330         46,330
   ~@ Revenue Refunding Bond
       Series 2003C-2
       1.00%, 07/07/03                                     11,710         11,710
   ~@ TOBP (PT-737)
       1.11%, 07/07/03                                      3,385          3,385

   +@ ATLANTA, GEORGIA URBAN
      RESIDENTIAL FINANCE AUTHORITY
      M/F Housing RB (Brentwood
       Creek Apartments Project)
       1.05%, 07/07/03                                      4,625          4,625
      M/F Housing RB (Brentwood
       Meadows Apartments
       Project)
       1.05%, 07/07/03                                      3,000          3,000
      M/F Housing RB (Brentwood
       Village Apartments Project)
       1.05%, 07/07/03                                      6,070          6,070
      M/F Housing RB (Carver
       Redevelopment Phase III
       Project)
       1.05%, 07/07/03                                      3,500          3,500
      M/F Housing RB (Delmonte
       Brownlee Project) Series
       2001A
       1.05%, 07/07/03                                      4,600          4,600
      M/F Housing RB (Peaks At
       West Atlanta Apartments
       Project)
       1.05%, 07/07/03                                      5,000          5,000
      M/F Housing RB (Street
       Apartments Project) Series
       2003ZM
       1.08%, 07/07/03                                      7,000          7,000
      M/F Senior Housing RB (Big
       Bethel Village Project)
       1.05%, 07/07/03                                      4,500          4,500

   +@ AUGUSTA, GEORGIA HOUSING
      AUTHORITY
      M/F Housing RB (G-Hope Ltd.
       Partnership Project)
       1.05%, 07/07/03                                      3,800          3,800

   +@ BARTOW COUNTY, GEORGIA
      IDRB (Bartow Paving Co.
       Project)
       1.15%, 07/07/03                                      2,000          2,000


See financial notes.
16

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      IDRB (Matthew Contracting
       Project)
       1.10%, 07/07/03                                      1,600          1,600

   +@ CARTERSVILLE, GEORGIA
      DEVELOPMENT AUTHORITY
      IDRB (Cartersville Facilities
       Project)
       1.12%, 07/07/03                                      2,200          2,200

   +@ CHEROKEE COUNTY, GEORGIA
      IDRB (Universal Alloy)
       1.10%, 07/07/03                                      2,700          2,700

   +@ CLAYTON COUNTY, GEORGIA
      DEVELOPMENT AUTHORITY
      IDRB (Wilson Holdings
       Project)
       1.05%, 07/07/03                                        800            800
      Special Facilities RB (Delta Air
       Lines) Series 2000C
       1.05%, 07/07/03                                     19,500         19,500

   +@ CLAYTON COUNTY, GEORGIA
      HOUSING AUTHORITY
      M/F Housing RB (Hyde Park
       Club Apartments Project)
       1.05%, 07/07/03                                     12,195         12,195

   +@ COBB COUNTY, GEORGIA HFA
      M/F Housing RB (Walton
       Green Project)
       1.10%, 07/07/03                                     13,500         13,500
      M/F Housing RB (Woodchase
       Village Apartments Project)
       1.03%, 07/07/03                                      4,000          4,000
      M/F Housing Revenue
       Refunding Bond RB (Walton
       Park Apartments Project)
       1.05%, 07/07/03                                     21,100         21,100

   +@ COLUMBUS, GEORGIA
      DEVELOPMENT AUTHORITY
      RB (Foundation Properties, Inc.
       Project)
       1.05%, 07/07/03                                     11,500         11,500
      RB (Foundation Property's, Inc.
       Project)
       1.05%, 07/07/03                                      3,950          3,950

   +@ COLUMBUS, GEORGIA HOUSING
      AUTHORITY
      M/F Housing RB (Eagles Trace
       Apartments Project)
       1.05%, 07/07/03                                      6,400          6,400

   +@ CRISP COUNTY - CORDELE,
      GEORGIA
      IDRB (Georgia Ductile Project)
       1.09%, 07/07/03                                     13,400         13,400

   +@ DAWSON COUNTY, GEORGIA
      DEVELOPMENT AUTHORITY
      IDRB (World Wide Manufacturing
       Project)
       1.15%, 07/07/03                                      2,450          2,450

    @ DEKALB COUNTY, GEORGIA
      DEVELOPMENT AUTHORITY
    + IDRB (Arbor Montessori School
       Project)
       1.00%, 07/07/03                                      1,100          1,100
      IDRB (Siemens Energy, Inc.
       Project)
       1.05%, 07/07/03                                      7,500          7,500

   +@ DEKALB COUNTY, GEORGIA HFA
      M/F Housing RB (Brittany
       Apartments Project)
       0.98%, 07/07/03                                      8,000          8,000
      M/F Housing RB (Eagle Trace
       Apartments Project) Series
       1996
       1.03%, 07/07/03                                      8,950          8,950
      M/F Housing RB (Mountain
       Crest Apartments Project)
       Series 2002A-1
       1.05%, 07/07/03                                      7,915          7,915
      M/F Housing RB (Villas of
       Friendly Heights Apartments
       Project)
       1.05%, 07/07/03                                      3,575          3,575
      M/F Housing RB (Wesley Club
       Apartments Project)
       1.05%, 07/07/03                                      5,970          5,970

      DEKALB COUNTY, GEORGIA SCHOOL
      DISTRICT
      TAN Series 2002-2007
       1.13%, 12/31/03                                     30,000         30,130


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
    +@ DOUGLAS COUNTY, GEORGIA
       IDRB (Blue Circle Project)
        1.10%, 07/07/03                                     3,800          3,800
    +@ EFFINGHAM COUNTY, GEORGIA
       IDRB (Temcor Project)
        1.05%, 07/07/03                                     4,000          4,000
    +@ FAYETTE COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY
       Educational Facilities RB
        (Catholic School Properties,
        Inc. Project)
        1.00%, 07/07/03                                    10,100         10,100
     + FULTON COUNTY, GEORGIA BUILDING
       AUTHORITY
       Revenue Refunding Bond RB
        Series 2002C
        1.28%, 01/01/04                                     4,725          4,753
    +@ FULTON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY
       RB (Atlanta International School
        Project)
        1.00%, 07/07/03                                     2,700          2,700
       RB (Federal Road, LLC
        Project)
        1.05%, 07/07/03                                     7,000          7,000
       RB (Trinity School Project)
        1.00%, 07/07/03                                     7,000          7,000
       RB (Woodruff Arts Center
        Project)
        1.00%, 07/07/03                                    10,000         10,000
    +@ GAINESVILLE, GEORGIA
       REDEVELOPMENT AUTHORITY
       Educational Facilities RB
        (Riverside Military Project)
        1.00%, 07/07/03                                    30,000         30,000
    ~@ GEORGIA STATE
       GO TOB Series 981003
        1.05%, 07/07/03                                    20,245         20,245
       GO TOB Series 795
        1.04%, 07/07/03                                     4,000          4,000
       GO TOBP (PA-897)
        0.99%, 07/07/03                                    10,575         10,575
    +@ GORDON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY
       RB (Constantine Dyeing, LLC
        Project)
        1.05%, 07/07/03                                     5,280          5,280

    +@ GWINNETT COUNTY, GEORGIA HFA
       M/F Housing RB
        1.00%, 07/07/03                                     5,000          5,000
    +@ HAPEVILLE, GEORGIA
       IDRB (Hapeville Hotel Ltd.
        Project)
        0.90%, 07/01/03                                     4,600          4,600
    +@ HART COUNTY, GEORGIA INDUSTRIAL
       BUILDING AUTHORITY
       IDRB (Awh Corp. Project)
        1.10%, 07/07/03                                     4,300          4,300
       IDRB (Dundee Mills Project)
        1.05%, 07/07/03                                     2,505          2,505
    +@ HOUSTON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY
       IDRB (Douglas Asphalt County
        Project)
        1.05%, 07/07/03                                     2,100          2,100
    +@ JEFFERSON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY
       IDRB (Grove River Mills
        Project)
        1.15%, 07/07/03                                     2,100          2,100
    +@ LAURENS COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY
       Solid Waste Disposal RB
        (Southeast Paper
        Manufacturing Co. Project)
        1.10%, 07/07/03                                    51,000         51,000
    +@ LAWRENCEVILLE, GEORGIA HOUSING
       AUTHORITY
       M/F Housing RB Series 2002
       1.10%, 07/07/03                                      7,700          7,700
    +@ LOWNDES COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY
       M/F Housing RB (FMPH
        Valdosta, Limited Partnership
        Project)
        1.05%, 07/07/03                                     4,945          4,945
    +@ MACON-BIBB COUNTY, GEORGIA
       HOSPITAL AUTHORITY
       RB (The Medical Center of
        Central Georgia Project)
        1.00%, 07/07/03                                     4,000          4,000



See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)

    +@ MILLER COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY
       IDRB (Birdsong Corp. Project)
        1.05%, 07/07/03                                    2,800           2,800
    +  ROCKDALE COUNTY, GEORGIA WATER
       SEWER AUTHORITY
       RB Series 1999B
        1.38%, 07/01/03                                   12,710          12,710
    +@ ROSWELL, GEORGIA HFA
       M/F Housing RB (Gables Realty
       Wood Crossing Project)
        1.00%, 07/07/03                                   11,650          11,650
    +@ SAVANNAH GEORGIA HOUSING
       AUTHORITY
       M/F Housing RB (Indigo Pointe
        Apartments) Series 2001A
        1.05%, 07/07/03                                    3,500           3,500
       M/F Housing RB (Live Oak
        Plantation Apartments) Series
        2001A
        1.05%, 07/07/03                                    2,500           2,500
    +@ SAVANNAH, GEORGIA ECONOMIC
       DEVELOPMENT AUTHORITY
       RB (Georgia Kaolin, Inc.)
        1.10%, 07/07/03                                   11,000          11,000
       RB (Home Depot Project)
        Series 1995B
        1.05%, 07/07/03                                    5,000           5,000
    +@ SUMMERVILLE, GEORGIA
       DEVELOPMENT AUTHORITY
       RB (Image Industry Project)
        1.10%, 07/07/03                                   11,000          11,000
    +@ THOMASVILLE, GEORGIA HOSPITAL
       AUTHORITY
       RB (JD Archbold Project)
        1.00%, 07/07/03                                    6,000           6,000
    +@ WALTON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY
       RB (Tucker Door & Trim Corp.
        Project)
        1.15%, 07/07/03                                    2,600           2,600
    +@ WEBSTER COUNTY, GEORGIA
       IDRB (Tolleson Lumber Co., Inc.
        Project)
        1.10%, 07/07/03                                    5,600           5,600
    +@ WHITFIELD COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY
        RB (Product Concepts Project)
        1.05%, 07/07/03                                      960             960
    +@ WINDER-BARROW COUNTY, GEORGIA
       JOINT DEVELOPMENT AUTHORITY
       Solid Waste Disposal RB
        1.05%, 07/07/03                                    6,000           6,000
    +@ WINDER-BARROW COUNTY, GEORGIA
       INDUSTRIAL BUILDING AUTHORITY
        IDRB (Progress Container Corp.
        Project)
        1.05%, 07/07/03                                    2,795           2,795
    +@ WORTH COUNTY, GEORGIA
       IDRB Revenue Refunding Bond
        (Seabrook Project) Series
        1996B
        1.05%, 07/07/03                                    1,300           1,300
                                                                         -------
                                                                         621,601

       HAWAII  0.4%

   +~@ HAWAII STATE DEPARTMENT OF
       BUDGET & FINANCE
        Special Purpose RB TOBP
        (PA-795R)
        1.08%, 07/07/03                                    9,095           9,095
    ~@ HAWAII STATE HOUSING FINANCE
       & DEVELOPMENT CORP.
       TOB
       1.13%, 07/07/03                                     6,355           6,355
   +~@ HONOLULU, HAWAII CITY & COUNTY
       GO Series 2001C
        1.30%, 12/04/03                                   37,600          37,600
                                                                         -------
                                                                          53,050

       IDAHO  1.0%

    +@ IDAHO HFA
       Housing RB (Assisted Living
       Concepts Project)
       1.10%, 07/07/03                                      3,380          3,380
     = IDAHO STATE
       TAN
        0.80%, 06/30/04                                   125,000        126,484


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)

    +@ IDAHO STATE UNIVERSITY
       FOUNDATION, INC.
       RB (L E & Thelma Stevens
        Project)
        1.00%, 07/07/03                                     3,955          3,955
                                                                         -------
                                                                         133,819

       ILLINOIS 6.9%

    +@ AURORA, ILLINOIS
       M/F Housing RB (Apartments
        at Fox Valley) Series 1999A
        1.00%, 07/07/03                                     9,445          9,445
    +@ CAROL STREAM, ILLINOIS
       M/F Housing Revenue
        Refunding Bond RB (St.
        Charles Square Project)
        1.15%, 07/07/03                                     4,415          4,415
    +@ CENTRALIA, ILLINOIS
       IDRB (Consolidated Foods Corp.
        & Hollywood Brands, Inc.
        Project)
        1.00%, 07/07/03                                    10,000         10,000
       CHICAGO, ILLINOIS
   +~@ GO Series B
       0.98%, 07/07/03                                     20,000         20,000
     + GO Series 2003
       1.15%, 01/07/04                                      2,000          2,001
    +@ IDRB (Morse Automotive
       Project)
       1.05%, 07/07/03                                      1,600          1,600
     + Project & Refunding GO
        Series 2002A
        1.19%, 01/01/04                                     5,180          5,253
    +@ RB (Homestart Program)
       Series 2000A
       1.09%, 07/07/03                                     20,000         20,000
   +~@ Senior Lien RB TOB
       1.05%, 07/07/03                                     12,975         12,975
    ~@ S/F Mortgage RB TOB Series
       1999N
       1.13%, 07/07/03                                      6,025          6,025
    +@ Water Second Lien RB
       1.00%, 07/07/03                                      2,000          2,000
   +~@ CHICAGO, ILLINOIS BOARD OF
       EDUCATION
       Unlimited Tax GO TOB
        1.04%, 07/07/03                                     7,120          7,120
    ~@ CHICAGO, ILLINOIS METROPOLITAN
       WATER RECLAMATION DISTRICT
       Capital Improvement GO Series
        2003E
        0.90%, 07/07/03                                    12,000         12,000
       RB Series 2002A
        0.90%, 07/07/03                                     7,100          7,100
   +~@ CHICAGO, ILLINOIS MIDWAY AIRPORT
       RB TOB
        1.05%, 07/07/03                                    24,480         24,480
    +@ CHICAGO, ILLINOIS O'HARE
       INTERNATIONAL AIRPORT
       RB (ACES General Airport
        Second Lien) Series B1
        1.02%, 07/07/03                                    25,400         25,400
       RB (ACES General Airport
        Second Lien) Series B2
        1.02%, 07/07/03                                    13,000         13,000
     ~ Revenue Refunding TOBP
        (PT-755)
        1.11%, 07/07/03                                     6,315          6,315
       Special Facility RB (O'Hare
        Technical Center II Project)
        1.06%, 07/07/03                                    15,500         15,500
       Special Facility RB
        1.10%, 07/07/03                                    41,484         41,484
     ~ Special Facility RB TOB Series
        2001B6
        1.13%, 07/07/03                                    11,070         11,070
        Special Facility Revenue
       Refunding Bond RB
       (Lufthansa German Project)
       0.98%, 07/07/03                                     43,770         43,770
     + CHICAGO, ILLINOIS SKYWAY TOLL
       BRIDGE
       Revenue Refunding Bond
        0.87%, 01/01/04                                     5,000          5,246
    +@ EAST DUNDEE, KANE & COOK
       COUNTIES, ILLINOIS
       IDRB (Otto Engine Project)
        1.06%, 07/07/03                                     1,950          1,950
    +@ ELMHURST, ILLINOIS
       IDRB (ELM Machining Corp.
        Project)
        1.20%, 07/07/03                                     2,090          2,090


See financial notes.
20

SCHWAB MUNICIPAL MONEY FUND

       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
    +@ GILBERTS, ILLINOIS SPECIAL SERVICE
       AREA NO. 10
       RB (Timber Trails Project)
        1.05%, 07/07/03                                     4,883          4,883
    +@ GLENDALE HEIGHTS, ILLINOIS
       IDRB (York Corrugated Container
        Project)
        1.10%, 07/07/03                                     1,200          1,200
    +@ HAMPSHIRE, ILLINOIS
       IDRB (Poli-Film America Project)
        Series 1998A
        1.15%, 07/07/03                                     4,000          4,000
     @ ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY
     + IDRB (Arc Tronics, Inc. Project)
        1.10%, 07/07/03                                     2,190          2,190
     + IDRB (Camcraft, Inc. Project)
        1.25%, 07/07/03                                     2,400          2,400
     + IDRB (Catholic Charities)
        1.20%, 07/07/03                                       910            910
     + IDRB (Molding Project)
        1.30%, 07/07/03                                     4,300          4,300
    +~ IDRB (Presbyterian Home Lake
        Forest)
        Series 1996A
        1.05%, 07/07/03                                     6,000          6,000
     + IDRB (Radiological Society
       Project)
        1.00%, 07/07/03                                     3,730          3,730
     + IDRB (River Graphics Corp.
        Project)
        1.20%, 07/07/03                                     2,690          2,690
     + RB (Carmel High School Project)
        1.05%, 07/07/03                                     3,200          3,200
     + RB (Catholic Charities Housing
        Project) Series 1993A
        1.20%, 07/07/03                                     9,160          9,160
     + RB (Chicago Academy of
        Science Project)
        1.05%, 07/07/03                                     8,415          8,415
     + RB (Chicago Horticultural
        Society Project)
        1.05%, 07/07/03                                    18,000         18,000
     + RB (Korex Corp. Project)
        1.15%, 07/07/03                                     4,000          4,000
     + RB (Lake Forest Academy
        Project)
        1.05%, 07/07/03                                     4,000          4,000
     + RB (Loyola Academy Project)
        1.05%, 07/07/03                                    13,000         13,000
     + RB (McCormick Theological
        Project) Series 2001B
        1.05%, 07/07/03                                    12,500         12,500
     ~ RB (Palos Community Hospital
        Project)
        1.00%, 07/07/03                                    10,000         10,000
     + RB (Presbyterian Homes
        Project)
        1.05%, 07/07/03                                     9,000          9,000
     + RB (Roll Service, Inc. Project)
        1.10%, 07/07/03                                     2,230          2,230
     + RB (Sacred Heart School
        Project)
        1.05%, 07/07/03                                     4,600          4,600
     + RB (Slovak American Charitable
       Project)
        1.05%, 07/07/03                                     7,940          7,940
     + RB (St. Ignatius College Prep.
       Project)
        1.05%, 07/07/03                                     2,200          2,200
     + RB (St. Ignatius College
       Project)
        1.05%, 07/07/03                                     2,500          2,500
     + RB (Variable Rest Haven Illiana
       Christian)
        1.07%, 07/07/03                                     8,295          8,295
     + RB (Wheaton Academy
       Project)
        1.05%, 07/07/03                                     8,000          8,000
     + Residential Rental RB (River
       Oak Project)
        1.05%, 07/07/03                                    32,000         32,000
     + Revenue Refunding Bond RB
       (Francis W. Parker Project)
        0.95%, 07/07/03                                     2,500          2,500
    +~ Water Facilities Revenue
       Refunding Bond RB (Illinois
       American Water Co. Project)
        1.05%, 07/07/03                                     5,000          5,000
    +@ ILLINOIS EDUCATIONAL FACILITY
       AUTHORITY
       RB (Chicago Historical Society)
        1.00%, 07/07/03                                     7,900          7,900
     ~ TOB
        1.08%, 07/07/03                                     2,000          2,000


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
       ILLINOIS HDA
       Homeowner Mortgage RB
        Subseries 2003A-1
        1.13%, 04/29/04                                     8,000          8,000
       Homeowner Mortgage RB
        Subseries 2003A-2
        1.18%, 04/29/04                                    26,500         26,500
    +@ M/F Revenue Refunding Bond
        RB (Hyde Park Tower
        Apartments Project) Series
        2000A
        1.10%, 07/07/03                                     4,500          4,500
    +@ ILLINOIS HEALTH FACILITY AUTHORITY
       RB (Bensenville Home Society
        Project) Series 1989A
        1.00%, 07/07/03                                     2,125          2,125
       RB (Washington & Jane Smith
       Home)
       1.05%, 07/07/03                                      2,800          2,800
   +~@ ILLINOIS METROPOLITAN PIER &
       EXPOSITION AUTHORITY
       Dedicated Tax RB TOB
       Series A42
        1.08%, 07/07/03                                    18,490         18,490
       TOB (McCormick Place
        Exposition Project)
        1.05%, 07/07/03                                     9,790          9,790
       TOB (McCormick Place)
        1.05%, 07/07/03                                    14,355         14,355
    +@ ILLINOIS REGIONAL TRANSPORTATION
       AUTHORITY
       GO TOB
        1.05%, 07/07/03                                    12,055         12,055
     ~ GO TOB
        1.05%, 07/07/03                                     9,730          9,730
       ILLINOIS STATE
   +~@ Dedicated Tax TOB Series N
       1.08%, 07/07/03                                      2,940          2,940
       GO Certificates Series 2003
       0.98%, 05/15/04                                    200,000        200,897
   +~@ GO TOB
       1.05%, 07/07/03                                     14,125         14,125
   +~@ GO TOB
       1.05%, 07/07/03                                     14,000         14,000
   +~@ GO TOB Series 2001-2
       1.06%, 07/07/03                                      5,000          5,000
    +@ ILLINOIS STUDENT ASSISTANCE
       COMMISSION
       Student Loan RB Series
        1996A
        1.03%, 07/07/03                                     7,600          7,600
    +@ LOMBARD, ILLINOIS
       IDRB Revenue Refunding
        Bond (B & H Partnership
        Project)
        1.40%, 07/07/03                                     1,850          1,850
    +@ OAK FOREST, ILLINOIS
       RB (Homewood Pool-South
        Suburban Mayors & Managers
        Association Project)
        1.04%, 07/07/03                                    10,000         10,000
    +@ ORLAND PARK, ILLINOIS
       IDRB (Orland Properties
        Project)
        1.40%, 07/07/03                                       825            825
    +@ PALATINE, ILLINOIS SPECIAL
       FACILITIES
       Limited Obligation RB (Little
        City Community Development
        Project)
        1.05%, 07/07/03                                     4,000          4,000
    +@ RICHTON PARK, ILLINOIS
       IDRB (Avatar Corp. Project)
        1.25%, 07/07/03                                     1,900          1,900
    +@ ROCKFORD, ILLINOIS
       IDRB (Industrial Welding Supply,
        Inc. Project)
        1.20%, 07/07/03                                     2,000          2,000
       IDRB (Ring Can Corp. Project)
        1.05%, 07/07/03                                     1,500          1,500
    +@ TINLEY PARK, ILLINOIS
       IDRB (Beverly Manufacturing
        Co. Project) Series 1997A
        1.24%, 07/07/03                                     2,270          2,270
   +~@ UNIVERSITY OF ILLINOIS
       RB TOB (Merlot) Series 2000S
        1.08%, 07/07/03                                     3,500          3,500
    +@ WILL-KANKAKEE, ILLINOIS REGIONAL
       DEVELOPMENT AUTHORITY
       IDRB (Toltec Steel Services, Inc.
        Project)
        1.00%, 07/07/03                                     8,030          8,030


See financial notes.
22

SCHWAB MUNICIPAL MONEY FUND

       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
    +@ YORKVILLE, ILLINOIS
       IDRB (F.E. Wheaton & Co., Inc.
        Project)
        1.20%, 07/07/03                                     1,080          1,080
                                                                        --------
                                                                         908,844

       INDIANA 3.5%

    +@ ELKHART COUNTY, INDIANA
       Economic Development RB
        (White Plains Apartments
        Project) Series 1998A
        1.10%, 07/07/03                                     1,900          1,900
    +@ GARY, INDIANA REDEVELOPMENT
       DISTRICT
       Economic Growth RB Series
        20001-A
        1.05%, 07/07/03                                     8,010          8,010
     + INDIANA BOND BANK
       BAN (Advance Funding Program
        Notes) Series 2003A
        1.10%, 01/27/04                                   207,500        208,562
       TAN (Midyear Funding Program)
        Series 2003A
        0.93%, 04/15/04                                    67,000         67,168
    +@ INDIANA DEVELOPMENT FINANCE
       AUTHORITY
       IDRB (Big Sky Park Project)
        1.06%, 07/07/03                                     5,600          5,600
       IDRB (Cives Corp. Project)
        1.10%, 07/07/03                                     7,150          7,150
       INDIANA HEALTH FACILITY FINANCING
       AUTHORITY
       RB (Ascension Health Credit
        Group) Series 2001A-2
        1.83%, 07/03/03                                    25,000         25,000
   +~@ INDIANA HOSPITAL EQUIPMENT
       FINANCING AUTHORITY
       Insured RB Series 1985A
        1.00%, 07/07/03                                    32,975         32,975
    ~@ INDIANA STATE HFA
       S/F Mortgage RB TOB Series
        2000P
        1.15%, 07/07/03                                     7,370          7,370
       TOB Series 1999A
        1.13%, 07/07/03                                     9,995          9,995
     + INDIANA TRANSPORTATION FINANCE
       AUTHORITY
       BAN
        0.95%, 10/03/03                                    27,000         27,038
    ~@ INDIANA UNIVERSITY, INDIANA
       RB
        0.95%, 07/07/03                                     5,561          5,561
    +@ INDIANAPOLIS, INDIANA
       M/F Housing RB (Nora Pines
        Apartments Project)
        0.98%, 07/07/03                                     5,000          5,000
     ~ Thermal Energy System RB
       TOB
        1.05%, 07/07/03                                     9,900          9,900
   +~@ INDIANAPOLIS, INDIANA LOCAL
       PUBLIC IMPROVEMENT BOND BANK
       TOB Series 784
        1.04%, 07/07/03                                     8,000          8,000
    +@ MARION, INDIANA
       Economic Development RB
       (Wesleyan University Project)
        1.00%, 07/07/03                                     7,500          7,500
     @ ST. JOSEPH COUNTY, INDIANA
     + Economic Development RB
        (Pine Oaks Apartments
        Project) Series 1997A
        1.15%, 07/07/03                                     1,000          1,000
     + Economic Development RB
        Series 1997B
        1.15%, 07/07/03                                     3,430          3,430
     ~ Educational Facilities RB
        (University of Notre Dame)
        0.85%, 07/07/03                                     4,200          4,200
    +@ SAINT JOSEPH COUNTY, INDIANA
       ECONOMICAL DEVELOPMENT
       AUTHORITY
       RB (Western Manor Project)
        1.15%, 07/07/03                                     2,130          2,130
   +~@ UNIVERSITY OF SOUTHERN INDIANA
       AUXILIARY SYSTEM
       RB Series 2001B
        1.00%, 07/07/03                                    10,700         10,700


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
    +@ VIGO COUNTY, INDIANA

       Economic Development Revenue
        Bond (Sister's Providence
        Project)
        1.10%, 07/07/03                                     3,500          3,500
                                                                         -------
                                                                         461,689

       IOWA  1.0%

    +@ IOWA HIGHER EDUCATION LOAN
       AUTHORITY
       RB (Private College Graceland
        Project)
        1.05%, 07/07/03                                     2,000          2,000
     + IOWA SCHOOL CORP.
       Revenue Anticipation Warrant
        (School Cash Anticipation
        Program) Series 2003A
        0.85%, 06/18/04                                    91,730         92,739
   +~@ IOWA STUDENT LOAN LIQUIDITY
       CORP.
       Student Loan RB Series
        1988B
        0.98%, 07/07/03                                    33,600         33,600
                                                                         -------
                                                                         128,339

      KANSAS  0.9%

    ~@ KANSAS DEPARTMENT OF
       TRANSPORTATION HIGHWAY
       RB TOB Series 1999
        1.05%, 07/07/03                                    37,500         37,500
       OLATHE, KANSAS
       BAN Series 2003A
        1.09%, 06/01/04                                    39,540         39,688
    +@ WICHITA, KANSAS
       Airport Facilities Revenue
        Refunding Bond RB (Cessna
        Service Center Project)
        1.10%, 07/07/03                                    11,245         11,245
       Airport Facilities Revenue
        Refunding Bond RB (Flight
        Safety International, Inc.
        Project)
        1.08%, 07/07/03                                    26,170         26,170
                                                                         -------
                                                                         114,603

       KENTUCKY 1.1%

    +@ ELIZABETHTOWN, KENTUCKY
       IDRB (Aztec Project)
        1.10%, 07/07/03                                     3,000          3,000
    +@ JEFFERSON COUNTY, KENTUCKY
       M/F Housing Revenue
        Refunding Bond RB (Camden
        Brookside Project)
        1.05%, 07/07/03                                     8,900          8,900
       RB (University of Louisville
        Athletic Department)
        1.10%, 07/07/03                                     4,400          4,400
   +~@ KENTUCKY HIGHER EDUCATION
       STUDENT LOAN CORP.
       Insured Student Loan RB Series
        1991E
        1.00%, 07/07/03                                    12,600         12,600
       Insured Student Loan RB Series
        1996A
        1.00%, 07/07/03                                    23,850         23,850
    ~@ KENTUCKY HOUSING CORP.
       RB TOB Series 1998W
        1.13%, 07/07/03                                    19,320         19,320
       TOB (Merlots) Series 2000U
        1.13%, 07/07/03                                     9,685          9,685
       TOB (Merlots) Series 2002A-31
        1.13%, 07/07/03                                     5,915          5,915
   +~@ LOUISVILLE & JEFFERSON COUNTIES,
       KENTUCKY METROPOLITAN SEWER
       DISTRICT
       TOB Series A
        1.05%, 07/07/03                                     6,115          6,115
     @ LOUISVILLE & JEFFERSON COUNTY,
       KENTUCKY REGIONAL AIRPORT
       AUTHORITY
        Special Facilities RB (UPS
        Project) Series 1999C
        0.90%, 07/01/03                                    29,800         29,800
    +@ MURRAY, KENTUCKY
       IDRB Revenue Refunding Bond
        (Dean Foods Co. Project)
        1.10%, 07/07/03                                     6,000          6,000
    +@ RICHMOND, KENTUCKY
       IDRB (Mikron Project)
        1.10%, 07/07/03                                     7,175          7,175


See financial notes.
24

SCHWAB MUNICIPAL MONEY FUND

       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
    +@ WICKLIFFE, KENTUCKY POLLUTION
       CONTROL & SOLID WASTE DISPOSAL
       Revenue Refunding Bond RB
        (Westvaco Corp. Project)
        1.00%, 07/07/03                                     4,250          4,250
                                                                         -------
                                                                         141,010

       LOUISIANA 1.2%

    +@ CALCASIEU PARISH, LOUSIANA
       IDRB (Weingarten Realty
        Project)
        1.05%, 07/07/03                                     1,990          1,990
     @ EAST BATON ROUGE PARISH,
       LOUSIANA POLLUTION CONTROL
       Revenue Refunding Bonds RB
        (Exxon Corp. Project)
        0.85%, 07/01/03                                    12,000         12,000
    +@ LAFAYETTE PARISH, LOUISIANA
       IDRB (Westwood Village
        Project)
        1.05%, 07/07/03                                     3,735          3,735
    +@ LAKE CHARLES, LOUISIANA HARBOR
       & TERMINAL DISTRICT
       Dock & Wharf RB (Conoco, Inc.
        Project)
        1.10%, 07/07/03                                    10,500         10,500
    +@ LOUISIANA PUBLIC FACILITIES
       AUTHORITY
       IDRB (Kenner Hotel LTD.
        Project)
        0.90%, 07/01/03                                     6,900          6,900
     ~ Lease Purchase RB
        1.03%, 07/07/03                                    20,000         20,000
    +@ LOUISIANA STATE OFFSHORE
       TERMINAL AUTHORITY
       Revenue Refunding Bond (1st.
        Stage Loop, Inc.)
        1.00%, 07/07/03                                    10,000         10,000
       Revenue Refunding Bond
        (Deepwater Port) Series
        2003B
        1.05%, 07/07/03                                     5,700          5,700
   +~@ NEW ORLEANS, LOUISIANA AVIATION
       BOARD
       RB Series 1993B
        1.05%, 07/07/03                                     5,460          5,460
    +@ OUACHITA PARISH, LOUISIANA
       IDRB (Sulzer Escher Wyss, Inc.
        Project)
        1.10%, 07/07/03                                     1,500          1,500
       ST. JAMES PARISH, LOUISIANA
       Pollution Control Revenue
        Refunding TECP (Texaco
        Project) Series 1988A
        1.05%, 07/09/03                                    36,500         36,500
       Pollution Control Revenue
        Refunding TECP (Texaco
        Project) Series 1988B
        1.05%, 07/09/03                                    44,030         44,030
                                                                         -------
                                                                         158,315

       MAINE  0.2%

    +@ MAINE FINANCE AUTHORITY
       RB (Jackson Laboratories)
        1.04%, 07/07/03                                     6,000          6,000
     = MAINE STATE
       TAN
        0.80%, 06/30/04                                    20,000         20,188
    ~@ MAINE STATE HOUSING AUTHORITY
       Mortgage Purchase TOB Series
        193
        1.10%, 07/07/03                                     5,020          5,020
                                                                         -------
                                                                          31,208

       MARYLAND  0.6%

     ~ ANNE ARUNDEL COUNTY, MARYLAND
       TECP Series A
        1.00%, 10/07/03                                     5,000          5,000
       TECP Series B
        1.00%, 10/08/03                                     5,000          5,000
     ~ BALTIMORE COUNTY, MARYLAND
       CONSOLIDATED PUBLIC
       IMPROVEMENT
       TECP
        1.05%, 07/07/03                                    20,000         20,000
    ~@ MARYLAND STATE COMMUNITY
       HOUSING DEVELOPMENT
       ADMINISTRATION DEPARTMENT
       S/F Mortgage Revenue TOBP
        (PA-634)
        1.08%, 07/07/03                                     5,105          5,105
       TOB Series 1999G
        1.13%, 07/07/03                                    32,335         32,335


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
    +@ MARYLAND STATE ECONOMIC
       DEVELOPMENT CORP.
       Economic Development RB
        (Hunter Douglas Project)
        1.05%, 07/07/03                                     3,400          3,400
       IDRB (Dixon Valve Project)
        1.15%, 07/07/03                                     2,225          2,225
    +@ MARYLAND STATE ENGERY
       FINANCING ADMINISTRATION
       Limited Obligation Local District
        RB (Comfort Link Project)
        1.05%, 07/07/03                                    10,000         10,000
                                                                         -------
                                                                          83,065

       MASSACHUSETTS  2.7%

       AYER, MASSACHUSETTS
       BAN
        0.89%, 06/24/04                                     5,000          5,027
       DOUGLAS, MASSACHUSETTS
       BAN
        1.12%, 04/07/04                                    14,000         14,094
       MASSACHUSETTS BAY
       TRANSPORTATION AUTHORITY
       Revenue Refunding Bond
        (General Transportation
        System Project) Series
        1993A
        1.11%, 03/01/04                                     1,000          1,027
   +~@ TOBP (PT-1218)
        0.96%, 07/07/03                                     9,000          9,000
     ~ MASSACHUSETTS STATE
    +@ GO TOB Series 2001O
        1.00%, 07/07/03                                     2,785          2,785
     @ Revenue Refunding Bond Series
        2001C
        1.10%, 07/07/03                                     9,200          9,200
       TECP
        0.85%, 08/04/03                                    56,000         56,000
     + MASSACHUSETTS STATE
       DEVELOPMENT FINANCE AGENCY
     @ RB (Assumption College)
        Series 2002A
        0.99%, 07/07/03                                     6,600          6,600
    ~@ RB Boston University) Series
        2002R-3
        1.05%, 07/07/03                                    10,000         10,000
     @ RB (Brandon Residential
        Treatment)
        1.00%, 07/07/03                                     2,355          2,355
     @ RB (Fiba Technologies)
        1.05%, 07/07/03                                     2,200          2,200
       TECP
        0.95%, 10/08/03                                     2,750          2,750
     @ MASSACHUSETTS STATE HEALTH &
       EDUCATIONAL FACILITIES AUTHORITY
    +~ RB (Capital Assets Program)
        Series 1985D
        0.90%, 07/01/03                                    25,900         25,900
       RB (Harvard University) Series
        2000BB
        1.05%, 07/07/03                                    41,800         41,800
       RB (Harvard University) Series
        2000Y
        0.85%, 07/07/03                                    32,000         32,000
       RB (Massachusetts Institute of
        Technology) Series 2001J-1
        0.95%, 07/07/03                                    15,700         15,700
       RB (Massachusetts Institute of
        Technology) Series 2001J-2
        0.85%, 07/07/03                                    22,800         22,800
       RB (Partners Healthcare
        Systems) Series 2003D-6
        0.95%, 07/01/03                                     4,200          4,200
       RB (Williams College) Series
        2003I
        1.10%, 04/01/04                                    20,400         20,400
     ~ RB TOB Series 2002D
        1.00%, 07/07/03                                     1,510          1,510
       MASSACHUSETTS STATE HFA
   +~@ RB Series 2003F
        0.95%, 07/07/03                                     3,500          3,500
       S/F Housing BAN Series
       2003M
       1.15%, 05/01/04                                     10,000         10,000
    ~@ MASSACHUSETTS STATE INDUSTRIAL
       FINANCE AGENCY
       RB (Whitehead Institute BioMed
        Research Project)
        0.90%, 07/07/03                                     5,000          5,000
   +~@ MASSACHUSETTS STATE TURNPIKE
       AUTHORITY
       Metropolitan Highway System
         RB TOB Series 335
         0.98%, 07/07/03                                   10,000         10,000

See financial notes.
26

SCHWAB MUNICIPAL MONEY FUND

       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)

    ~@ MASSACHUSETTS STATE WATER
       POLLUTION ABATEMENT TRUST
       TOB (Merlots) Series 1999N
        1.04%, 07/07/03                                     1,500          1,500
   +~@ ROUTE 3 NORTH MASSACHUSETTS
       TRANSPORTATION IMPROVEMENT
       ASSOCIATION
       Lease RB Series 2002B
        0.90%, 07/07/03                                    24,950         24,950
       WOBURN, MASSACHUSETTS
        BAN
        0.95%, 06/11/04                                     7,850          7,909
     + WORCHESTER, MASSACHUSETTS
       REGIONAL TRANSPORTATION AUTHORITY
       RAN
        0.88%, 06/30/04                                     6,000          6,037
                                                                         -------
                                                                         354,244

       MICHIGAN 5.0%

    ~@ ALLEN PARK, MICHIGAN PUBLIC
       SCHOOL DISTRICT
       TOB Series 229
        1.05%, 07/07/03                                     6,410          6,410
    +@ ANN ARBOR, MICHIGAN ECONOMIC
       DEVELOPMENT CORP.
       Limited Obligation RB (Glacier
        Hills, Inc. Project) Series
        2000A
        1.08%, 07/07/03                                    13,245         13,245
       Limited Obligation RB (Glacier
        Hills, Inc. Project) Series
        2000B
        1.08%, 07/07/03                                     9,325          9,325
   +~@ DETROIT, MICHIGAN CITY SCHOOL
       DISTRICT
       GO TOB Series 2002A
        1.06%, 07/07/03                                     4,620          4,620
   +~@ DETROIT, MICHIGAN SEWAGE
       DISPOSAL SYSTEM
       RB TOB Series 1999A
        1.05%, 07/07/03                                    34,650         34,650
       RB TOB Series 2002G
        1.06%, 07/07/03                                     4,260          4,260
   +~@ DETROIT, MICHIGAN WATER SUPPLY
       SYSTEM
        Refunding Revenue Bond
       (Senior Lien) Series 2003D
        1.00%, 07/07/03                                    21,900         21,900
    +@ GEORGETOWN TOWNSHIP, MICHIGAN
       ECONOMIC DEVELOPMENT CORP.
       Limited Obligation RB (Sunset
        Manor, Inc. Project)
        1.08%, 07/07/03                                     9,180          9,180
    +@ GRAND RAPIDS, MICHIGAN
       ECONOMIC DEVELOPMENT CORP.
       RB (Amway Hotel Corp. Project)
        Series 1991A
        1.04%, 07/07/03                                     8,755          8,755
    +@ MACOMB COUNTY, MICHIGAN
       HOSPITAL FINANCE AUTHORITY
       Hospital Revenue Refunding
        Bond (Mt. Clemens General)
        Series 2003A-2
        0.98%, 07/01/03                                     5,000          5,000
        1.00%, 07/01/03                                     9,200          9,200
       MICHIGAN STATE
       GO
        1.00%, 09/30/03                                   175,000        175,214
     + MICHIGAN STATE BUILDING
       AUTHORITY
       TECP
        1.05%, 08/28/03                                    55,500         55,500
       MICHIGAN STATE HDA
       RB Series D
        1.40%, 12/01/03                                    17,000         17,000
   +~@ TOBP (PT-556)
        1.08%, 07/07/03                                     3,630          3,630
    +@ MICHIGAN STATE HOSPITAL FINANCE
       AUTHORITY
       RB (Martin Luther Memorial
        Home Inc. Project)
        1.05%, 07/07/03                                     7,925          7,925
    +@ MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB (Advance
        Plastics Corp.)
        1.20%, 07/07/03                                     2,130          2,130
       Limited Obligation RB (American
        Cancer Society Great Lakes)
        1.05%, 07/07/03                                     4,670          4,670

See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
       Limited Obligation RB (EPI
        Printers, Inc. Project)
        1.20%, 07/07/03                                     1,200          1,200
       Limited Obligation RB
        (Mans Project)
        1.14%, 07/07/03                                     840              840
       Limited Obligation RB
        (Mechanics Uniform Rental
        Project)
        1.20%, 07/07/03                                   1,000            1,000
       Limited Obligation RB (Orchestra
        Place Renewal Project)
        1.14%, 07/07/03                                  15,000           15,000
       Limited Obligation RB (United
        Machining Project)
        1.20%, 07/07/03                                   5,000            5,000
       Limited Obligation RB Series
        1998B (Mans Project)
        1.20%, 07/07/03                                   1,415            1,415
   +~@ MICHIGAN STATE TRUNK LINE
       Revenue Refunding TOB Series
        1998A
        1.06%, 07/07/03                                    46,666         46,666
    +@ OAKLAND COUNTY, MICHIGAN
       ECONOMIC DEVELOPMENT CORP.
       Limited Obligation RB (Husky
        Envelope Products, Inc.
        Project)
        1.20%, 07/07/03                                     2,620          2,620
       Limited Obligation RB (Pontiac
        Vision Schools Project)
        1.05%, 07/07/03                                    10,200         10,200
   +~@ WAYNE CHARTER COUNTY,
       MICHIGAN AIRPORT
       RB (Detroit Metropolitan Wayne
        County Airport Project)
        1.02%, 07/07/03                                    87,500         87,500
       RB (Detroit Metropolitan Wayne
        County Airport Project) Series
        1996B
        0.98%, 07/07/03                                    41,505         41,505
       RB (Detroit Metropolitan Wayne
        County Airport Project) Series
        2002A
        0.98%, 07/07/03                                    52,900         52,900
                                                                         -------
                                                                         658,460

        MINNESOTA 2.1%

   +~@ BLOOMINGTON, MINNESOTA PORT
       AUTHORITY
       Special Tax Revenue Refunding
        Bond RB (Mall of America
        Project) Series 1999B
        1.10%, 07/07/03                                     9,300          9,300
   +~@ DAKOTA COUNTY, MINNESOTA
       COMMUNITY DEVELOPMENT
       AGENCY
       S/F RB TOBP (PT-627)
        1.13%, 07/07/03                                     7,245          7,245
    +@ EDEN PRAIRIE, MINNESOTA
       M/F Housing RB (Leased
        Housing Associates) Series
        2003A
        1.15%, 07/07/03                                     6,000          6,000
     @ HENNEPIN COUNTY, MINNESOTA
       Unlimited GO Series 1996C
        1.15%, 07/07/03                                     2,650          2,650
    +@ HENNEPIN COUNTY, MINNESOTA
       HOUSING & REDEVELOPMENT
       AUTHORITY
       M/F Housing RB (City
        Apartments at Loring Park)
        1.10%, 07/07/03                                     2,600          2,600
       M/F Housing Revenue
        Refunding Bond RB (Stone
        Arch Apartments Project)
        1.05%, 07/07/03                                     2,800          2,800
    +@ MENDOTA HEIGHTS, MINNESOTA
       IDRB (Dakota Business Plaza
        Project)
        1.30%, 07/07/03                                     2,300          2,300
     + MINNEAPOLIS ST. PAUL
       METROPOLITAN AIRPORTS
       COMMISSION
       RB Series 2000B
        1.35%, 01/01/04                                     2,875          2,934
       TECP
        0.95%, 08/06/03                                    15,400         15,400
        1.00%, 09/03/03                                    24,500         24,500
    ~@ TOBP (PT-735)
        1.11%, 07/07/03                                     5,225          5,225

See financial notes.
28

SCHWAB MUNICIPAL MONEY FUND

       ISSUER
       SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
       MINNESOTA SCHOOL DISTRICT
       COP (Tax & Aid Anticipation
        Borrowing Program)
        1.47%, 08/20/03                                    42,745         42,790
    +@ MINNESOTA STATE
       Agriculture & Economic
        Development RB (Evangelical
        Lutheran Project)
        1.10%, 07/07/03                                     7,500          7,500
     @ MINNESOTA STATE HFA
       Residential Housing RB Series
        2001B
        1.35%, 08/28/03                                    30,600         30,600
      Residential Housing RB Series
        2001C
        1.35%, 08/28/03                                    10,000         10,000
       S/F Housing RB Series
        2001D
        1.35%, 08/28/03                                    19,920         19,920
    +@ MINNESOTA STATE HIGHER
       EDUCATION FACILITIES AUTHORITY
       RB (St. Thomas University
        Project) Series 5-L
         1.05%, 07/07/03                                    4,000          4,000
       RB (University of St. Thomas
        Project)
         1.05%, 07/07/03                                    9,700          9,700
       ROCHESTER, MINNESOTA HEALTH
       CARE FACILITIES
    ~@ RB TOB Series 177
        1.04%, 07/07/03                                     7,130          7,130
       TECP
        1.00%, 08/21/03                                     1,500          1,500
     ~  1.05%, 08/21/03                                    46,000         46,000
        1.05%, 08/21/03                                    18,550         18,550
    +@ ST. LOUIS PARK, MINNESOTA
       M/F Housing RB (At the Park
       Project) Series 2002A
        1.15%, 07/07/03                                     3,300          3,300
                                                                         -------
                                                                         281,944

       MISSISSIPPI  0.8%

     @ JACKSON COUNTY, MISSISSIPPI
       Pollution Control Revenue
        Refunding Bond (Chevron
        U.S.A., Inc. Project)
        0.90%, 07/01/03                                     7,800          7,800
    +@ MISSISSIPPI BUSINESS FINANCIAL
       CORP.
       IDRB (Electric Mills Wood
        Project)
        1.15%, 07/07/03                                    5,000           5,000
       IDRB (Omega Motion Project)
        1.10%, 07/07/03                                    5,000           5,000
       IDRB (VC Regional Assembly &
        Manufacturing Project)
        1.05%, 07/07/03                                    8,110           8,110
   +~@ MISSISSIPPI DEVELOPMENT BANK
        Special Obligation TOBP
        (PT-520)
         1.03%, 07/07/03                                  38,365          38,365
    +@ MISSISSIPPI HOSPITAL EQUIPMENT
       & FACILITIES AUTHORITY
       RB (Baptist Memorial Hospital
        Project)
        1.01%, 07/07/03                                   16,870          16,870
    ~@ MISSISSIPPI STATE
       GO Refunding Bond TOB
        1.05%, 07/07/03                                   14,880          14,880
   +~@ MISSISSIPPI STATE HFA
       S/F TOB Series 1997G
        1.13%, 07/07/03                                    8,440           8,440
                                                                         -------
                                                                         104,465

       MISSOURI 0.2%

    +@ CLAY COUNTY, MONTANA
       IDRB (KC Salad Real Estate
        Project)
        1.14%, 07/07/03                                     1,800          1,800
    +@ MISSOURI STATE DEVELOPMENT
       FINANCE BOARD
       IDRB (Milbank Manufacturing
        Co. Project)
        1.25%, 07/07/03                                     3,000          3,000
    +@ MISSOURI STATE HEALTH AND
       EDUCATIONAL FACILITIES AUTHORITY
       Health Facilities RB (National
        Benevolent Association
        Project)
        1.05%, 07/07/03                                     2,640          2,640

See financial notes.
                                                                              29

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   +@ ST. LOUIS, MISSOURI
      IDRB (Kessler Container
        Project)
        1.10%, 07/07/03                                     2,200          2,200

    = ST. LOUIS, MISSOURI GENERAL FUND
      TRAN
        0.86%, 06/25/04                                    10,000         10,111

   +@ WASHINGTON, MISSOURI
      IDRB (Pauwels Transformer
        Project)
        1.28%, 07/07/03                                     3,000          3,000
                                                                     -----------
                                                                          22,751

      MONTANA 0.1%

  +~@ MONTANA STATE HEALTH FACILITY
      AUTHORITY
      RB (Health Care Pooled Loan
        Program Project) Series
        1985A
        0.95%, 07/07/03                                     5,155          5,155

      NEBRASKA 0.3%

   +@ DODGE COUNTY, NEBRASKA
      IDRB (Oilgear Project)
        1.24%, 07/07/03                                     1,390          1,390

  +~@ LANCASTER COUNTY, NEBRASKA
      HOSPITAL AUTHORITY NO. 1
      RB (Bryan Leigh Medical Center
        Project)
        1.05%, 07/01/03                                     3,500          3,500

   ~@ NEBRASKA INVESTMENT FINANCE
      AUTHORITY
      S/F Housing RB (Merlot) TOB
        Series 2000O
        1.13%, 07/07/03                                     2,985          2,985
      S/F Housing RB TOB Series
        1998X
        1.13%, 07/07/03                                    10,735         10,735

   +@ STANTON COUNTY, NEBRASKA
      IDRB (Nucor Corp. Project)
        1.13%, 07/07/03                                    19,300         19,300
                                                                     -----------
                                                                          37,910
      NEVADA 1.5%

      CLARK COUNTY, NEVADA
   +@ Economic Development RB
        (University of Nevada Las
        Vegas Project)
        1.00%, 07/07/03                                       560            560
   +@ IDRB (Southwest Gas Corp.
        Project) Series 2003A
        1.10%, 07/07/03                                    12,500         12,500
  +~@ TOB Series 801
        1.04%, 07/07/03                                     7,468          7,468
   +@ CLARK COUNTY, NEVADA AIRPORT
      Improvement RB (System
        Subordinate Lien) Series
        1995A2
        1.02%, 07/07/03                                     1,200          1,200
   +@ Sub Lien RB Series 1999B1
        0.98%, 07/07/03                                    47,960         47,960
  +~@ Sub Lien RB Series 2001C
        0.90%, 07/07/03                                    10,000         10,000

    + CLARK COUNTY, NEVADA HIGHWAY
      MOTOR VEHICLE FUEL TAX
      TECP
        1.05%, 08/21/03                                     6,700          6,700

  +~@ CLARK COUNTY NEVADA SCHOOL
      DISTRICT
      TOB Series 2001F
        1.06%, 07/07/03                                    21,715         21,715

   +@ NEVADA HOUSING DIVISION
      M/F Housing RB (Apache Pines
        Apartments Project) Series
        1999A
        1.00%, 07/07/03                                     7,415          7,415
      M/F Housing RB Series
        1989A
        0.95%, 07/07/03                                     5,100          5,100
      Multi-Unit Housing RB
        (Banbridge Apartment Project)
        Series 2000A
        1.00%, 07/07/03                                     3,960          3,960
      Multi-Unit Housing RB (City
        Center Project) Series
        2000A
        1.00%, 07/07/03                                     9,350          9,350
      Multi-Unit Housing RB
        (Oakmont Project)
        1.00%, 07/07/03                                     4,350          4,350

See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      Multi-Unit Housing RB (Reno
        Apartments Project) Series
        2002A
        1.00%, 07/07/03                                    17,850         17,850
      Multi-Unit Housing RB (Silver
        Pines Apartments) Series
        2002A
        0.95%, 07/07/03                                     5,400          5,400
      Multi-Unit Housing RB (St. Rose
        Apartments Project) Series
        2002A
        1.00%, 07/07/03                                    14,770         14,770
      Multi-Unit Housing RB Series
        2003A
        1.00%, 07/07/03                                     5,150          5,150

  +~@ WASHOE COUNTY, NEVADA
        GO TOB
        1.06%, 07/07/03                                    21,000         21,000
                                                                     -----------
                                                                         202,448

      NEW HAMPSHIRE 0.4%

  +~@ NEW HAMPSHIRE HEALTH &
      EDUCATION FACILITIES AUTHORITY
      RB (Dartmouth Hitchcock
        Obligation) Series 2001A
        0.95%, 07/07/03                                     9,000          9,000

   +@ NEW HAMPSHIRE STATE BUSINESS
      FINANCE AUTHORITY
      Solid Waste Disposal RB (Lonza
        Biologics, Inc. Project)
        1.10%, 07/07/03                                    30,000         30,000

  +~@ NEW HAMPSHIRE STATE HFA
      S/F Revenue TOB Series
        1998G
        1.13%, 07/07/03                                     3,635          3,635
      S/F Revenue TOB Series
        1998U
        1.13%, 07/07/03                                     9,995          9,995
                                                                     -----------
                                                                          52,630

      NEW JERSEY 0.5%

      EAST BRUNSWICK TOWNSHIP,
      NEW JERSEY
      BAN
        1.10%, 02/27/04                                    16,985         17,085

   +@ NEW JERSEY ECONOMIC
      DEVELOPMENT AUTHORITY
      RB (Catholic Community
        Services Project)
        0.95%, 07/07/03                                        50             50

  +~@ NEW JERSEY SPORTS & EXPOSITION
      AUTHORITY
      RB Series 1992C
        1.00%, 07/07/03                                    11,000         11,000

  +~@ NEW JERSEY STATE TRANSIT CORP.
      TOB (Certificates)
        Series 2000-148
        0.95%, 07/07/03                                     2,305          2,305

      WOODBRIDGE TOWNSHIP,
      NEW JERSEY
      BAN
        1.50%, 07/08/03                                     7,000          7,002
        1.52%, 07/08/03                                    23,000         23,003
                                                                     -----------
                                                                          60,445

      NEW MEXICO 0.3%

  +~@ NEW MEXICO MORTGAGE FINANCE
      AUTHORITY
      TOBP (PT-646)
        1.13%, 07/07/03                                     4,220          4,220
      TOBP (PT-709)
        1.13%, 07/07/03                                    12,565         12,565
   +@ SANTA FE, NEW MEXICO GROSS
      RECEIPTS TAX
      Wastewater Systems RB Series
        1997B
        1.04%, 07/07/03                                    16,800         16,800
                                                                     -----------
                                                                          33,585

      NEW YORK 5.5%

   +@ DUTCHESS COUNTY, NEW YORK
      IDRB (Trinity Pawling School
        Corp. Project)
        0.95%, 07/07/03                                     1,725          1,725

   +@ LONG ISLAND, POWER AUTHORITY
      NEW YORK
      Electric System RB Series
        1998-2B
        0.85%, 07/01/03                                    10,500         10,500

See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
    ~ Electric System RB TOB Series
        1998A
        1.01%, 07/07/03                                    10,970         10,970

      METROPOLITAN TRANSPORTATION
      AUTHORITY, NEW YORK
  +~@ RB (Dedicated Tax Fund)
        Series 2002B
        0.95%, 07/07/03                                     4,000          4,000
      RB Series 2002F
        1.50%, 11/15/03                                    15,900         15,989

      NASSAU COUNTY INTERIM FINANCE
      AUTHORITY, NEW YORK
      BAN Series 2002B-2
        1.15%, 09/11/03                                    21,920         21,967

   +@ NEW YORK CITY, NEW YORK
      GO Subseries 1993E-3
        0.85%, 07/01/03                                     6,400          6,400
    ~ GO Subseries 1994H-3
        0.85%, 07/01/03                                     2,000          2,000
    ~ GO Series 1994H-3
        0.85%, 07/01/03                                     4,100          4,100
   +@ GO Subseries C-3
        0.90%, 07/07/03                                    10,000         10,000
    ~ GO TOB (Merlot) Series
        1997C
        1.04%, 07/07/03                                    17,825         17,825
      TOB Subseries 2003G-2
        0.90%, 07/07/03                                     5,500          5,500

    ~ NEW YORK CITY MUNICIPAL WATER
      FINANCE AUTHORITY, NEW YORK
      TECP Series 6
        1.07%, 07/17/03                                    23,800         23,800
   +@ Water & Sewer System RB
        Series 1993C
        0.90%, 07/01/03                                     5,400          5,400
   +@ Water & Sewer System RB
        Series 1994G
        0.85%, 07/01/03                                     5,000          5,000
    @ Water & Sewer System RB
        Subseries 2003C-3
        0.85%, 07/01/03                                    24,050         24,050
    @ Water & Sewer System RB
        Subseries 2003F-2
        0.95%, 07/01/03                                     1,500          1,500
   +@ Water & Sewer System RB TOB
        Series 158
        1.00%, 07/07/03                                     9,995          9,995

      NEW YORK CITY TRANSITIONAL
      FINANCE AUTHORITY, NEW YORK
      BAN
        1.05%, 11/06/03                                     8,500          8,542
      BAN Series 2
        1.10%, 02/19/04                                    50,000         50,284
   ~@ Future Tax Secured RB Series
        2001B
        0.95%, 07/01/03                                     1,200          1,200
    @ Future Tax Secured TOB Series
        1999B
        1.04%, 07/07/03                                    14,790         14,790
   ~@ RB Subseries 2002-2A
        0.95%, 07/01/03                                    11,500         11,500
   ~@ RB Subseries 2D
        0.95%, 07/07/03                                    11,200         11,200
   ~@ TOBP (PT-1724)
        1.01%, 07/07/03                                     4,640          4,640

  +~@ NEW YORK STATE DORMITORY
      AUTHORITY
      RB TOB Series 15
        0.90%, 12/17/03                                    20,000         20,000

  +~@ NEW YORK STATE ENERGY
      RESEARCH & DEVELOPMENT
      AUTHORITY
      Gas Facilities RB TOB Series
        379
        1.00%, 07/07/03                                     1,570          1,570
      Pollution Control Revenue
        Refunding Bond RB (Orange
        & Rockland Utilities, Inc.
        Project) Series 1994A
        0.85%, 07/07/03                                    19,000         19,000
   +@ NEW YORK STATE HFA
      RB (101 West End Project)
        0.90%, 07/07/03                                    67,250         67,250
      RB (150 East 44th Street
        Project) Series 2000A
        0.90%, 07/07/03                                     3,420          3,420
      RB (345 East 94th Street
        Housing Project)
        0.90%, 07/07/03                                     7,300          7,300
      RB (East 84th Street Housing
        Project) Series 1995A
        1.15%, 07/07/03                                     5,100          5,100
      RB (Union Square South
        Housing Project)
        1.00%, 07/07/03                                    21,800         21,800

See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      RB (West 23rd Street)
        1.00%, 07/07/03                                    46,000         46,000
      RB Series 1997A
        1.00%, 07/07/03                                    27,100         27,100
      Service Contract Revenue
        Refunding Bond Series
        2003D
        0.90%, 07/07/03                                    16,500         16,500

   ~@ NEW YORK STATE MORTGAGE
      AGENCY
      RB Series 2000K
        1.00%, 07/07/03                                     5,000          5,000
      RB TOB Series 1999H
        1.00%, 07/07/03                                    14,995         14,995
      TOB Series 1999F
        1.00%, 07/07/03                                    10,700         10,700

    ~ NEW YORK STATE POWER AUTHORITY
      TECP
        0.90%, 08/14/03                                    48,000         48,000
      TECP Series 2
        1.08%, 08/07/03                                    34,700         34,700
      PORT AUTHORITY OF NEW YORK &
      NEW JERSEY
      BAN Series 2003VV
        1.03%, 12/15/03                                    17,600         17,609
        1.12%, 12/15/03                                    50,000         50,006

  +~@ Special Obligation RB TOB
        1.01%, 07/07/03                                     4,345          4,345

  +~@ TRIBOROUGH BRIDGE & TUNNEL
      AUTHORITY, NEW YORK
      General Purpose RB Series
        2001B
        0.90%, 07/07/03                                    12,000         12,000

   +@ WESTCHESTER COUNTY, NEW YORK
      IDA
      RB (Levister Redevelopment
        Co., LLC) Series A
        0.90%, 07/07/03                                     1,000          1,000

  +~@ YONKERS, NEW YORK CIVIC
      FACILITIES
      IDRB (Consumers Union Facility
        Project) Series 1994
        1.05%, 07/07/03                                       460            460
                                                                     -----------
                                                                         716,732

      NORTH CAROLINA 1.6%

   +@ BURKE COUNTY, NORTH CAROLINA
      INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTHORITY
      IDRB (Bauer Industries, Inc.
        Project)
        1.15%, 07/07/03                                     2,455          2,455

   +@ DURHAM, NORTH CAROLINA HOUSING
      AUTHORITY
      M/F Housing RB (Pendleton
        Townhomes Project)
        1.05%, 07/07/03                                     5,490          5,490

  +~@ FAYETTEVILLE, NORTH CAROLINA
      PUBLIC WORKS COMMISSION
      Revenue Refunding Bond
        0.90%, 07/07/03                                     6,400          6,400

   +@ FORSYTH COUNTY, NORTH CAROLINA
      INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTHORITY
      RB (Plymouth Printing Project)
        1.15%, 07/07/03                                     1,400          1,400

   +@ GATES COUNTY, NORTH CAROLINA
      INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTHORITY
      IDRB (Coxe-Lewis Project)
        1.20%, 07/07/03                                     1,315          1,315

   +@ GUILFORD COUNTY, NORTH CAROLINA
      INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTHORITY
      RB (Neal Manufacturing
        Project)
        1.10%, 07/07/03                                     1,800          1,800
      RB (Vitafoam, Inc. Project)
        1.10%, 07/07/03                                     5,000          5,000

    @ HERTFORD COUNTY, NORTH CAROLINA
      INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTHORITY
      IDRB (Nucor Corp. Project)
        1.08%, 07/07/03                                    17,500         17,500
      IDRB (Nucor Corp. Project)
        Series 2000A
        1.13%, 07/07/03                                    26,500         26,500

   +@ JOHNSTON COUNTY, NORTH CAROLINA
      INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTHORITY
      RB (Flanders Corp. Project)
        1.10%, 07/07/03                                     4,500          4,500


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   ~@ MECKLENBURG COUNTY, NORTH
      CAROLINA
      GO Series 2003B
        1.00%, 07/07/03                                     7,000          7,000

   +@ NORTH CAROLINA CAPITAL FACILITIES
      FINANCE AGENCY
      Capital Facilities RB (Durham
        Academy Project)
        1.00%, 07/07/03                                    23,400         23,400

    @ NORTH CAROLINA EDUCATIONAL
      FACILITIES FINANCE AGENCY
      RB (Davidson College) Series
        2000B
        1.00%, 07/07/03                                    19,000         19,000
    + RB (High Point University
        Project)
        1.00%, 07/07/03                                     4,810          4,810
    + RB (Queens College) Series
        1999B
        1.00%, 07/07/03                                     5,975          5,975

   ~@ NORTH CAROLINA HFA
      TOB Series 1998L
        1.65%, 07/10/03                                    12,000         12,000

  +~@ NORTH CAROLINA MEDICAL CARE
      COMMUNITY HOSPITAL
      RB (Pooled Equipment Financing
        Project)
        0.90%, 07/07/03                                    20,000         20,000

   ~@ NORTH CAROLINA STATE
      Revenue Refunding Bond GO
        Series 2002E
        0.95%, 07/07/03                                    10,200         10,200
      Revenue Refunding Bond RB
        Series 2002B
        0.90%, 07/07/03                                       550            550

   +@ ROCKINGHAM COUNTY, NORTH
      CAROLINA INDUSTRIAL FACILITIES &
      POLLUTION CONTROL FINANCING
      AUTHORITY
      IDRB (McMichael Mills Project)
        1.10%, 07/07/03                                     2,100          2,100

   +@ ROWAN COUNTY, NORTH CAROLINA
      INDUSTRIAL FACILITIES POLLUTION
      CONTROL FINANCING AUTHORITY
      IDRB (Taylor-Clay Products
        Project)
        1.10%, 07/07/03                                     4,100          4,100

   +@ SAMPSON COUNTY, NORTH CAROLINA
      INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTHORITY
      IDRB (Crumpler Plastic
        Project)
        1.15%, 07/07/03                                     3,700          3,700

   +@ UNION COUNTY, NORTH CAROLINA
      INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTHORITY
      RB (Rock-Tenn Converting
        County Project)
        1.05%, 07/07/03                                     1,750          1,750

   ~@ WAKE COUNTY, NORTH CAROLINA
      Public Improvement GO Series
        2003B
        1.09%, 04/01/04                                     8,000          8,039

   +@ WAKE COUNTY, NORTH CAROLINA
      HOUSING AUTHORITY
      M/F Housing RB (Walnut Ridge
        Apartments Project)
        1.05%, 07/07/03                                    10,075         10,075

   +@ WILMINGTON, NORTH CAROLINA
      HOUSING AUTHORITY
      M/F Housing RB (Garden Lake
        Estates Project)
        1.05%, 07/07/03                                     7,215          7,215
                                                                     -----------
                                                                         212,274

      NORTH DAKOTA 0.1%

   +@ RICHLAND COUNTY, NORTH DAKOTA
      Solid Waste Disposal RB
        (Minn-Dak Farmers Co-Op
        Project) Series 1986B
        1.25%, 07/07/03                                       740            740
      Solid Waste Disposal RB
        (Minn-Dak Farmers Co-Op
        Project) Series 1996A
        1.25%, 07/07/03                                     8,080          8,080
                                                                     -----------
                                                                           8,820

      OHIO 1.2%

   +@ CLEVELAND, OHIO AIRPORT SYSTEM
      RB Series 1997D
        0.98%, 07/07/03                                    32,275         32,275


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   +@ CUYAHOGA COUNTY, OHIO
      Economic Development RB
        (Hathaway Brown School
        Project)
        1.05%, 07/07/03                                    14,650         14,650

  +~@ HAMILTON COUNTY, OHIO
      Sales Tax RB TOB Series 202
        1.05%, 07/07/03                                    14,410         14,410

  +~@ HAMILTON, OHIO
      Electric System RB Series
        2002A
        0.98%, 07/07/03                                    27,000         27,000

   +@ OHIO AIR QUALITY DEVELOPMENT
      AUTHORITY
      RB (JMG Funding, LP) Series
        1994A
        1.02%, 07/07/03                                    16,400         16,400
      RB (Limited Partnership Project)
        Series 1994B
        1.10%, 07/07/03                                    14,400         14,400

      OHIO STATE
      Major New State Infrastracture
        RB
        0.85%, 06/15/04                                     6,400          6,592

   ~@ OHIO STATE HFA
      Mortgage RB TOB
        1.10%, 07/07/03                                     7,060          7,060
      Mortgage RB TOB Series
        2000AA
        1.13%, 07/07/03                                     4,475          4,475
      Mortgage RB TOBP (PA-806)
        1.08%, 07/07/03                                       410            410

    + OHIO STATE WATER DEVELOPMENT
      AUTHORITY
      Revenue Refunding Bond (Pure
        Water Development Project)
        1.10%, 12/01/03                                     4,500          4,554
   +@ PORT OF GREATER CINCINNATI, OHIO
      DEVELOPMENT AUTHORITY
      RB (National Underground
        Railroad) Series 2003RA
        1.05%, 07/07/03                                    15,000         15,000
                                                                     -----------
                                                                         157,226

      OKLAHOMA 1.1%

   +@ BROKEN BOW, OKLAHOMA
      ECONOMIC DEVELOPMENT
      AUTHORITY
      Solid Waste Disposal RB (J M
        Huber Project) Series 2003A
        1.05%, 07/07/03                                     7,500          7,500

   +@ MULDROW, OKLAHOMA PUBLIC
      WORKS AUTHORITY
      IDRB (Oklahoma Foods Project)
        1.30%, 07/07/03                                     5,500          5,500

   +@ OKLAHOMA COUNTY, OKLAHOMA
      INDUSTRIAL AUTHORITY
      RB (National Cowboy Hall of
        Fame Project)
        1.00%, 07/07/03                                     1,160          1,160

   +@ OKLAHOMA DEVELOPMENT
      FINANCE AUTHORITY
      RB (Shawnee Funding, Ltd.)
        1.05%, 07/07/03                                     3,100          3,100

   ~@ OKLAHOMA HFA
      S/F Housing RB TOBP
        (PT-360)
        1.08%, 07/07/03                                     5,250          5,250

  +~@ OKLAHOMA STATE STUDENT LOAN
      AUTHORITY
      RB Series 1996A
        1.00%, 07/07/03                                    32,580         32,580
      RB Series 1997A
        1.03%, 07/07/03                                    33,000         33,000
      RB Series 1998A
        1.03%, 07/07/03                                    33,100         33,100
      RB Series 2000A-4
        1.03%, 07/07/03                                    20,945         20,945

   +@ TULSA, OKLAHOMA INDUSTRIAL
      AUTHORITY
      Hospital RB (YMCA of Greater
        Tulsa Project)
        1.00%, 07/07/03                                     2,600          2,600
                                                                     -----------
                                                                         144,735


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      OREGON 0.9%

   +@ GILLIAM COUNTY, OREGON
      Solid Waste Disposal RB (Waste
        Management Project) Series
        2000A
        1.05%, 07/07/03                                    10,000         10,000

   +@ OREGON STATE ECONOMIC
      DEVELOPMENT
      IDRB
        1.00%, 07/07/03                                     4,100          4,100
      RB (Kettle Foods Project)
        Series 186
        1.10%, 07/07/03                                     5,260          5,260
      RB (Pendleton Flour Mills
        Project)
        1.10%, 07/07/03                                     4,845          4,845

   +@ OREGON STATE HEALTH, HOUSING,
      EDUCATIONAL & CULTURAL FACILITIES
      AUTHORITY
      RB (Quatama Crossing Housing
        Project)
        1.00%, 07/07/03                                     4,600          4,600

      OREGON STATE HOUSING &
      COMMUNITY SERVICES
      DEPARTMENT
      S/F Mortgage RB Series 2002Q
        1.35%, 12/23/03                                    27,500         27,500

   +@ PORT OF PORTLAND, OREGON
      Special Obligation RB (Portland
        Bulk Terminals Limited Liability
        Corp. Project)
        1.05%, 07/07/03                                    32,500         32,500

      PORTLAND, OREGON

   +@ M/F Housing RB (Village of
        Lovejoy Fountain)
        1.10%, 07/07/03                                     8,500          8,500
    = TAN
        0.83%, 06/29/04                                    22,165         22,420
                                                                     -----------
                                                                         119,725

      PENNSYLVANIA 7.6%

   +@ BUCKS COUNTY, PENNSYLVANIA
      IDRB (Schuman & Sons
        Project)
        1.15%, 07/07/03                                       165            165

   +@ CAMBRIA COUNTY, PENNSYLVANIA
      IDRB Resource Recovery
        (Cambria Cogen Co. Project)
        1.05%, 07/07/03                                    74,750         74,750
      IDRB Resource Recovery
        (Cambria Cogen Co. Project)
        1.30%, 07/07/03                                    32,105         32,105

  +~@ CENTRAL BUCKS, PENNSYLVANIA
      SCHOOL DISTRICT
      GO Series 2000A
        1.05%, 07/07/03                                     1,650          1,650

   +@ CHESTER COUNTY, PENNSYLVANIA
      HEALTH & EDUCATION FACILITIES
      AUTHORITY
      RB (Simpson Meadows Project)
        1.00%, 07/07/03                                       930            930

   +@ CLARION COUNTY, PENNSYLVANIA IDA
      IDRB Energy Development (Piney
        Creek Project)
        0.98%, 07/07/03                                       465            465

  +~@ DAUPHIN COUNTY, PENNSYLVANIA
      GENERAL AUTHORITY
      RB (Education & Health Loan
        Program)
        1.06%, 07/07/03                                     7,785          7,785

  +~@ DELAWARE RIVER PORT AUTHORITY
      OF PENNSYLVANIA &  NEW JERSEY
      RB TOBP (PA-606)
        1.01%, 07/07/03                                     3,250          3,250

  +~@ DELAWARE VALLEY, PENNSYLVANIA
      REGIONAL FINANCE AUTHORITY
      Local Government RB TOB
        Series 2001J
        1.06%, 07/07/03                                    14,510         14,510

  +~@ ERIE COUNTY, SCHOOL DISTRICT
      GO TOB (Munitops Certificates)
        Series 2001-1B
        1.10%, 10/08/03                                    15,845         15,845

  +~@ EMMAUS, PENNSYLVANIA GENERAL
      AUTHORITY
      RB
        1.00%, 07/07/03                                     1,725          1,725

   +@ HARRISBURG, PENNSYLVANIA
      AUTHORITY
      RB
        1.38%, 07/07/03                                     8,380          8,380


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
  +~@ HARRISBURG, PENNSYLVANIA WATER
      AUTHORITY
      RB Series 2002B
        1.05%, 07/07/03                                     2,500          2,500

   +@ LANCASTER COUNTY, PENNSYLVANIA
      HOSPITAL AUTHORITY
      Health Center RB (Brethren
        Village Project)
        1.05%, 07/07/03                                     4,100          4,100
    ~ Health Center RB (Masonic
        Homes Project)
        1.00%, 07/07/03                                    17,435         17,435

  +~@ MERCER COUNTY, PENNSYLVANIA
      GO TOB (Munitops Certificates)
        Unlimited Series 2001-18
        1.04%, 07/07/03                                     5,400          5,400

   +@ MONTGOMERY COUNTY,
      PENNSYLVANIA HIGHER EDUCATION
      & HEALTH AUTHORITY
      RB (Madlyn & Leonard
        Abramson Project)
        1.00%, 07/07/03                                     2,300          2,300

    + MONTGOMERY COUNTY,
      PENNSYLVANIA IDA
    @ IDRB (Friends Central School
        Project)
        1.03%, 07/07/03                                     8,000          8,000
      Pollution Control Revenue
        Refunding TECP
        1.05%, 08/18/03                                    27,160         27,160
        1.05%, 08/21/03                                     9,200          9,200
        1.08%, 09/05/03                                     9,530          9,530

   +@ MONTGOMERY COUNTY,
      PENNSYLVANIA REDEVELOPMENT
      AUTHORITY
      M/F Housing RB (Brookside
        Manor Apartments) Series
        2001A
        0.85%, 07/07/03                                     8,210          8,210
      M/F Housing RB (Glenmore
        Association)
        1.05%, 07/07/03                                     3,750          3,750
      M/F Housing RB (Kingswood
        Apartments Project) Series
        2001A
        0.85%, 07/07/03                                     1,205          1,205

  +~@ NORTHAMPTON COUNTY, GENERAL
      PURPOSE AUTHORITY, PENNSYLVANIA
      RB TOB Series 2002-2
        1.13%, 12/03/03                                     6,995          6,995

   +@ NORTHAMPTON COUNTY IDA,
      PENNSYLVANIA
      IDRB (Binney & Smith) Series
        2002A
        1.10%, 07/07/03                                     3,250          3,250

      IDRB (Binney & Smith) Series
        2002B
        1.10%, 07/07/03                                       870            870

  +~@ PENNSYLVANIA CONVENTION
      CENTER AUTHORITY
      RB TOBP (PT-1224)
        0.99%, 07/07/03                                     3,900          3,900

   +@ PENNSYLVANIA ENERGY
      DEVELOPMENT AUTHORITY
      RB (B&W Ebensburg Project)
        0.98%, 07/07/03                                    22,990         22,990
      RB (Piney Creek Project) Series
        1986A
        0.98%, 07/07/03                                    24,035         24,035
      RB (Piney Creek Project) Series
        1986C
        0.98%, 07/07/03                                     4,155          4,155

   ~@ PENNSYLVANIA HFA
      RB TOB Series 1998Y
        1.20%, 09/25/03                                     8,095          8,095
      S/F Mortgage RB TOBP
        (PT-119A) Series 1997
        0.99%, 07/07/03                                       395            395
      S/F Mortgage TOBP (P-1055)
        1.03%, 07/07/03                                     3,895          3,895
      TOB Series 1999U
        1.20%, 08/14/03                                    24,710         24,710

   +@ PENNSYLVANIA HIGHER EDUCATION
      ASSISTANCE AGENCY
      RB (Ursinus College)
        1.05%, 07/07/03                                     3,200          3,200
    ~ Student Loan RB Series
        1984A
        1.05%, 07/07/03                                    27,500         27,500
    ~ Student Loan RB Series
        1988A
        1.00%, 07/07/03                                    72,700         72,700

See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
    ~ Student Loan RB Series
        1988B
        1.00%, 07/07/03                                    24,300         24,300
    ~ Student Loan RB Series
        1994A
        1.00%, 07/07/03                                    31,000         31,000
    ~ Student Loan RB Series
        1997A
        1.05%, 07/07/03                                    23,900         23,900
    ~ Student Loan RB Series
        1999A
        0.98%, 07/07/03                                     6,200          6,200
    ~ Student Loan RB Series
        2000A
        1.05%, 07/07/03                                    39,000         39,000
    ~ Student Loan RB Series
        2001A
        1.05%, 07/07/03                                    14,700         14,700
    ~ Student Loan RB Series
        2003A-1
        1.05%, 07/07/03                                     2,000          2,000

   ~@ PENNSYLVANIA STATE
    + TOB Series 1997C
        1.05%, 07/07/03                                     1,000          1,000
    + TOBP (PA-1035R)
        0.90%, 12/18/03                                    10,000         10,000
    + TOBP (PA-1112)
        0.99%, 07/07/03                                    14,770         14,770
      TOBP (PA-1131)
        1.05%, 07/07/03                                     1,110          1,110
    + TOBP (PA-935)
        0.99%, 07/07/03                                    35,325         35,325

    @ PENNSYLVANIA STATE ECONOMIC
      DEVELOPMENT FINANCE AUTHORITY
    + Exempt Facilities RB (AMTRAK
        Project) Series 2001B
        1.00%, 07/07/03                                     2,600          2,600
    + Exempt Facilities RB (Reliant
        Energy Seward Project) Series
        2001A
        1.03%, 07/07/03                                    58,100         58,100
    + Exempt Facilities RB (Reliant
        Energy Seward, LLC Project)
        Series 2002A
        1.03%, 07/07/03                                    35,000         35,000
    + Exempt Facilities RB (Reliant
        Energy Seward, LLC Project)
        Series 2002B
        1.15%, 07/07/03                                    18,000         18,000
      RB (Merck & Co., Inc. West
        Point Project)
        1.05%, 07/07/03                                     2,300          2,300

  +~@ PENNSYLVANIA STATE PUBLIC
      SCHOOL BUILDING AUTHORITY
      RB Series 1999D
        1.05%, 07/07/03                                     6,900          6,900

   ~@ PENNSYLVANIA STATE TURNPIKE
      COMMISSION
      RB Series 2001U
        0.95%, 07/07/03                                    39,200         39,200
      RB Series A-3
        0.95%, 07/07/03                                     7,000          7,000

    @ PENNSYLVANIA STATE UNIVERSITY,
      PENNSYLVANIA
      RB Series 2001A
        1.00%, 07/07/03                                     5,000          5,000
    + RB Series 2002A
        1.00%, 07/07/03                                     3,700          3,700

   +@ PHILADELPHIA AUTHORITY FOR
      INDUSTRIAL DEVELOPMENT
      IDRB (City Line Holiday Inn
        Project)
        0.95%, 07/07/03                                     6,800          6,800
      IDRB (Girard Estate Aramark
        Project)
        0.95%, 07/07/03                                    10,000         10,000
      IDRB (Girard Estate Facility
        Leasing Project)
        0.95%, 07/07/03                                    13,500         13,500
    ~ IDRB TOBP (PA-982)
        (Philadelphia Airport) Series
        1998A
        1.68%, 07/10/03                                    12,710         12,710

  +~@ PHILADELPHIA, PENNSYLVANIA
      GAS WORKS
      RB TOBP (PA-877)
        0.99%, 07/07/03                                     5,995          5,995

   +@ PHILADELPHIA, PENNSYLVANIA
      HOSPITALS & HIGHER EDUCATION
      FACILITIES AUTHORITY
      RB (Wills Eye Hospital Project)
        0.95%, 07/07/03                                    13,800         13,800


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
  +~@ PHILADELPHIA, PENNSYLVANIA
      WATER & WASTEWATER
      RB Series 1997B
        0.90%, 07/07/03                                    11,900         11,900
      Water & Wastewater Revenue
        Refunding Bond
        0.90%, 07/07/03                                    27,915         27,915

   +@ QUAKERTOWN, PENNSYLVANIA
      GENERAL AUTHORITY
      RB (Pooled Financing Program)
        Series 1996A
        0.95%, 07/01/03                                    15,073         15,073
      RB (Pooled Financing Program)
        Series 1998A
        0.95%, 07/01/03                                     1,905          1,905

   +@ QUAKERTOWN, PENNSYLVANIA
      HOSPITAL AUTHORITY
      RB (Hospital Pooled Financing
        Group)
        0.95%, 07/01/03                                     7,400          7,400

      TEMPLE UNIVERSITY OF THE
      COMMONWEALTH SYSTEM OF
      HIGHER EDUCATION, PENNSYLVANIA
      RB (University Funding
        Obligation)
        1.20%, 05/04/04                                    14,000         14,000

   +@ WASHINGTON COUNTY,
      PENNSYLVANIA AUTHORITY
      Municipal Facilities Lease RB
        Series 1995B-1
        0.95%, 07/07/03                                     7,900          7,900

   +@ WEST CORNWALL TOWNSHIP,
      PENNSYLVANIA MUNICIPAL
      AUTHORITY
      RB (Lebanon Valley Crethren
        Project)
        1.05%, 07/07/03                                       200            200
                                                                     -----------
                                                                         997,243

PUERTO RICO 0.0%

  +~@ PUERTO RICO COMMONWEALTH
      HIGHWAY & TRANSPORTATION
      AUTHORITY
      RB TOBP (PA-605)
        0.96%, 07/07/03                                     1,210          1,210

      RHODE ISLAND 0.5%

   ~@ RHODE ISLAND HOUSING &
      MORTGAGE FINANCE CORP.
      TOB Series 1999E
        1.13%, 07/07/03                                    19,020         19,020

   +@ RHODE ISLAND STATE INDUSTRIAL
      FACILITIES CORP.
      IDRB (Greystone of Lincoln
        Project)
        1.30%, 07/07/03                                     2,200          2,200

   +@ RHODE ISLAND STATE STUDENT
      LOAN AUTHORITY
      Higher Education Loan RB
        Series 1995-1
        1.03%, 07/07/03                                    20,700         20,700
      Higher Education Loan RB
        Series 1996-2
        1.03%, 07/07/03                                     2,900          2,900
      RB
        1.05%, 06/01/04                                    19,000         19,000
                                                                     -----------
                                                                          63,820

      SOUTH CAROLINA 1.2%

  +~@ BERKELEY COUNTY, SOUTH CAROLINA
      SCHOOL DISTRICT
      TOB Series 32A
        1.08%, 07/07/03                                     7,575          7,575

  +~@ FLORENCE COUNTY, SOUTH CAROLINA
      PUBLIC FACILITIES CORP.
      COP (Law Enforcement Center)
        1.02%, 07/07/03                                    29,515         29,515

   +@ GREENVILLE, SOUTH CAROLINA
      COUNTY & CITY
      IDRB (Stevens Aviation
        Technology Services Project)
        1.15%, 07/07/03                                     3,500          3,500

   +@ SOUTH CAROLINA ECONOMIC
      DEVELOPMENT AUTHORITY
      Hospital Facility RB (Sanders
        Brothers Construction Project)
        1.15%, 07/07/03                                     1,050          1,050
      IDRB (Electric City Printing
        Project)
        1.15%, 07/07/03                                     2,000          2,000


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      RB (Thomas & Betts Corp.
        Project)
        1.15%, 07/07/03                                     3,250          3,250

   +@ SOUTH CAROLINA STATE HOUSING
      FINANCE & DEVELOPMENT
      AUTHORITY
      M/F Housing RB (Ashley
        Apartments Project)
        1.05%, 07/07/03                                     4,300          4,300
      M/F Rental Housing RB
        (Peidmont) Series 2000B-1
        1.05%, 07/07/03                                     5,755          5,755
      M/F Rental Housing RB
        (Spartanburg) Series
        2000C-1
        1.05%, 07/07/03                                     1,960          1,960
      M/F Rental Housing Revenue
        Refunding Bond RB (Fairway
        Project) Series 2001A
        0.95%, 07/07/03                                     7,735          7,735

    ~ SOUTH CAROLINA STATE PUBLIC
      SERVICE AUTHORITY
      TECP
        1.08%, 07/03/03                                    11,779         11,779
        1.08%, 07/09/03                                    22,424         22,424
        1.05%, 07/10/03                                    31,446         31,446

  +~@ SOUTH CAROLINA TRANSPORTATION
      INFRASTRUCTURE
      RB TOB Series 1999A
        1.05%, 07/07/03                                    22,610         22,610

   +@ SPARTANBURG COUNTY, SOUTH
      CAROLINA
      IDRB (Bemis, Inc.)
        1.05%, 07/07/03                                     4,750          4,750
                                                                     -----------
                                                                         159,649

      SOUTH DAKOTA 0.5%

    @ SOUTH DAKOTA HDA
    ~ Homeownership Mortgage RB
        Series 2001F
        1.15%, 07/07/03                                    20,000         20,000
    + M/F Housing RB (Harmon
        Apartments Project)
        1.15%, 07/07/03                                     6,500          6,500
    ~ RB (Home Ownership Mortgage
        Bonds) Series 2003 C-1
        0.95%, 07/07/03                                    10,000         10,000

   +@ SOUTH DAKOTA STATE HEALTH &
      EDUCATIONAL FACILITIES AUTHORITY
    ~ RB (Mckenna Hospital)
        1.15%, 07/07/03                                    27,445         27,445
      RB (Rapid City Regional
        Hospital)
        1.00%, 07/01/03                                     3,500          3,500
                                                                     -----------
                                                                          67,445

      TENNESSEE 3.1%

   +@ BRISTOL, TENNESSEE HEALTH &
      EDUCATIONAL FACILITIES BOARD
      RB (Kings College Project)
        1.00%, 07/07/03                                     7,650          7,650

   +@ CHATTANOOGA, TENNESSEE HEALTH
      EDUCATION & HOUSING FACILITIES
      BOARD
      RB (Baylor School Project)
        1.00%, 07/07/03                                     2,035          2,035

   +@ CLARKSVILLE, TENNESSEE PUBLIC
      BUILDING AUTHORITY
      Pooled Financing RB
        1.00%, 07/01/03                                    17,900         17,900

   +@ FRANKLIN COUNTY, TENNESSEE
      IDRB (Hi-Tech Project)
        1.10%, 07/07/03                                     4,700          4,700

   +@ GRUNDY COUNTY, TENNESSEE
      IDRB Limited Obligation (Toyo
        Seat USA Corp. Project)
        1.30%, 07/07/03                                     4,255          4,255

   +@ HENDERSONVILLE, TENNESSEE
      IDRB Revenue Refunding Bond
        (Betty Machinery Co. Project)
        1.05%, 07/07/03                                     5,300          5,300

   +@ HUNTINGDON, TENNESSEE
      IDRB (Associated Rubber Co.
        Project)
        1.05%, 07/07/03                                     2,500          2,500

   +@ JACKSON COUNTY, TENNESSEE
      IDRB Solid Waste Facilities
        (Ameristeel Corp. Project)
        1.10%, 07/07/03                                     3,800          3,800
    ~ RB Energy Authority Gas
        System
        1.00%, 07/07/03                                     5,900          5,900


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
    ~ RB Energy Authority Water
        System
        1.00%, 07/07/03                                     5,000          5,000

   +@ MCMINN COUNTY, TENNESSEE
      IDRB Solid Waste Disposal
        (Bowater, Inc. Project)
        1.10%, 07/07/03                                    13,500         13,500

    @ METROPOLITAN GOVERNMENT OF
      NASHVILLE & DAVIDSON COUNTY,
      IDB TENNESSEE
    + IDRB (David Lipscomb University
        Project)
        1.00%, 07/07/03                                     8,840          8,840
    + IDRB (Bind Technologies, Inc.)
        1.10%, 07/07/03                                     3,050          3,050
    + M/F Housing IDRB (Arbor
        Crest) Series 1985B
        1.00%, 07/07/03                                    12,550         12,550
    + M/F Housing IDRB (Arbor
        Knoll) Series 1985A
        1.00%, 07/07/03                                     1,000          1,000
    + RB (Nashville Symphony Project)
        1.00%, 07/07/03                                     3,100          3,100

      METROPOLITAN GOVERNMENT OF
      NASHVILLE & DAVIDSON COUNTY,
      TENNESSEE
   ~@ TOB Series 219
        1.05%, 07/07/03                                     5,995          5,995

    @ METROPOLITAN NASHVILLE &
      DAVIDSON COUNTY, TENNESSEE
      HEALTH & EDUCATIONAL FACILITIES
      BOARD
      RB (Ascension Health Credit)
        Series B-1
        1.60%, 07/28/03                                    20,000         20,000
    + RB (Ensworth School Project)
        1.00%, 07/07/03                                    10,000         10,000

   +@ MONTGOMERY COUNTY, TENNESSEE
      PUBLIC BUILDING AUTHORITY
      RB (Pooled Financing)
        1.00%, 07/01/03                                    14,500         14,500

  +~@ SEVIER COUNTY, TENNESSEE
      PUBLIC BUILDING AUTHORITY
      Local Government Public
        Improvement Bond Series
        1996G
        1.01%, 07/07/03                                     5,475           5,475
      Local Government Public
        Improvement Bond Series
        II-C
        1.01%, 07/07/03                                       855            855
      Local Government Public
        Improvement Bond Series
        III-C1
        1.01%, 07/07/03                                     8,530          8,530
      RB Local Government Public
        Improvement Bond Series
        1995C1
        1.01%, 07/07/03                                     4,555          4,555
      RB Local Government Public
        Improvement Bond Series
        1996D1
        1.01%, 07/07/03                                     1,970          1,970
      RB Local Government Public
        Improvement Bond Series
        1996E4
        1.01%, 07/07/03                                     2,515          2,515
      RB Local Government Public
        Improvement Bond Series
        1996F1
        1.01%, 07/07/03                                     8,850          8,850
      RB Local Government Public
        Improvement Bond Series
        1996F2
        1.01%, 07/07/03                                     6,310          6,310

    + SHELBY COUNTY, TENNESSEE
      HEALTH, EDUCATION, & HOUSING
      FACILITIES BOARD
    @ M/F Housing RB Series
        1997A
        1.15%, 07/07/03                                     5,000          5,000
    @ RB (Rhodes College)
        1.00%, 07/07/03                                     9,800          9,800
    @ RB (St. Benedict at Auburndale
        High School Project)
        1.03%, 07/07/03                                     5,000          5,000
      TECP
        0.95%, 07/21/03                                    59,300         59,300

   ~@ TENNESSEE HDA
    + Mortgage Finance TOB Series
        1997K
        1.13%, 07/07/03                                     2,435          2,435
      RB TOB Series 2001H
        1.11%, 07/07/03                                     6,035          6,035


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      TENNESSEE STATE
      TECP Series A
        1.12%, 07/11/03                                    20,000         20,000
        1.05%, 08/08/03                                    10,000         10,000
        1.05%, 08/13/03                                    10,000         10,000
        1.05%, 09/10/03                                    10,000         10,000
        0.90%, 09/12/03                                    15,000         15,000

   +@ TENNESSEE VOLUNTEER STATE
      STUDENT LOAN FUNDING CORP.
      RB Series 1987A
        0.98%, 07/07/03                                    15,000         15,000
      RB Series 1987A-2
        0.98%, 07/07/03                                     3,100          3,100
      RB Series 1997A-3
        0.98%, 07/07/03                                    39,100         39,100
                                                                     -----------
                                                                         400,405

      TEXAS 10.8%

   +@ AMARILLO, TEXAS HEALTH FACILITIES
      CORP.
      RB (High Plains Baptist
        Hospital)
        1.20%, 07/07/03                                     3,000          3,000
      Revenue Refunding Bond RB
        1.10%, 07/07/03                                     3,155          3,155

   ~@ AUSTIN, TEXAS PUBLIC
      IMPROVEMENT
      TOB
        1.05%, 07/07/03                                     6,000          6,000

  +~@ AUSTIN, TEXAS WATER &
      WASTEWATER SYSTEMS
      RB TOB Series A63
        1.08%, 07/07/03                                     6,425          6,425

   +@ BEXAR COUNTY, TEXAS HEALTH
      FACILITIES DEVELOPMENT CORP.
      RB (Chandler Memorial Home
        Project)
        1.04%, 07/07/03                                     3,945          3,945

   ~@ BOARD OF REGENTS TEXAS A & M,
      TEXAS
      TOB (Permanent University
        Fund)
        1.05%, 07/07/03                                    28,445         28,445

   +@ BRAZOS RIVER, TEXAS HIGHER
      EDUCATION AUTHORITY
      RB Series 1993B1
        0.98%, 07/07/03                                    33,000         33,000

   +@ CALHOUN COUNTY, TEXAS
      NAVIGATION DISTRICT
      Solid Waste Disposal RB
        (Formosa Plastics Corp.
        Project)
        1.05%, 07/07/03                                    19,800         19,800

   +@ CAPITAL INDUSTRIAL DEVELOPMENT
      CORP., TEXAS
      Solid Waste Disposal RB (Texas
        Disposal System, Inc. Project)
        1.10%, 07/07/03                                     4,500          4,500

  +~@ CLEAR CREEK, TEXAS INDEPENDENT
      SCHOOL DISTRICT
      TOB Series 793
        1.04%, 07/07/03                                     6,000          6,000

   +@ COLLIN COUNTY, TEXAS HFA
      M/F Housing RB (Huntington
        Apartments Project)
        1.13%, 07/07/03                                     6,150          6,150

  +~@ DALLAS AREA RAPID TRANSIT,
      TEXAS
      RB TOB
        1.05%, 07/07/03                                    16,130         16,130

    + DALLAS FORT WORTH, TEXAS
      INTERNATIONAL AIRPORT
      Joint Revenue Refunding Bond
        RB
        1.30%, 11/01/03                                     2,775          2,808
   ~@ RB TOB Series 351
        1.11%, 07/07/03                                     2,500          2,500
   ~@ RB TOBP (PA-1061)
        1.11%, 07/07/03                                     8,995          8,995
   ~@ RB TOBP (PA-1125)
        1.11%, 07/07/03                                     4,000          4,000
   ~@ RB TOBP (PT-805)
        1.15%, 11/13/03                                     9,995          9,995

    @ DALLAS FORT WORTH, TEXAS
      INTERNATIONAL AIRPORT FACILITY
      IMPROVEMENT CORP.
      Revenue Refunding Bond RB
        (United Parcel Service, Inc.
        Project)
        0.90%, 07/01/03                                    12,500         12,500


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
  +~@ DENTON, TEXAS UTILITY SYSTEM
      RB TOB Series 369
        1.04%, 07/07/03                                     5,230          5,230

  +~@ EL PASO COUNTY, TEXAS
      Water & Sewer RB TOB Series
        1999
        1.13%, 07/07/03                                    11,535         11,535

   +@ EULESS, TEXAS
      IDRB (Ferguson Enterprises, Inc.
        Project)
        1.05%, 07/07/03                                     4,950          4,950

   +@ GRAND PRAIRIE, TEXAS
      IDRB (NTA Leasing Co.
        Project)
        1.15%, 07/07/03                                     1,515          1,515

   +@ GRAPEVINE, TEXAS INDUSTRIAL
      DEVELOPMENT CORP.
      Airport RB (Singer County
        Project)
        1.15%, 04/01/04                                    18,975         18,975

   +@ GREATER EAST TEXAS HIGHER
      EDUCATION AUTHORITY
      RB (Student Loan Corp.)
        Series 1998A
        1.04%, 07/07/03                                     6,500          6,500
      Student Loan RB Series
        1992B
        1.75%, 07/01/03                                    14,000         14,000
        1.04%, 07/07/03                                    30,200         30,200
      Student Loan RB Series
        1993A
        1.04%, 07/07/03                                    48,150         48,150
      Student Loan RB Series
        1993B1
        1.04%, 07/07/03                                     7,000          7,000
      Student Loan RB Series
        1995A
        1.05%, 07/07/03                                    35,700         35,700
      Student Loan RB Series
        1995B
        1.75%, 07/01/03                                    10,000         10,000
      Student Loan RB Series
        1996A
        1.04%, 07/07/03                                    56,000         56,000

   +@ GULF COAST INDUSTRIAL
      DEVELOPMENT AUTHORITY, TEXAS
      IDRB (Gruma Corp. Project)
        1.10%, 07/07/03                                     6,440         6,440

      GULF COAST WASTE DISPOSAL
      AUTHORITY, TEXAS
    @ RB Pollution Control (Amoco
        Oil Co. Project)
        0.85%, 07/01/03                                     12,000        12,000
      RB (Amoco Oil Project)
        1.10%, 10/01/03                                      9,200         9,200

    + HARRIS COUNTY, TEXAS FLOOD
      CONTROL DISTRICT
      TECP
        1.08%, 08/22/03                                     25,300        25,300
        0.95%, 08/26/03                                      5,235         5,235

  +~@ HARRIS COUNTY, TEXAS HEALTH
      FACILITY DEVELOPMENT CORP.
      TOB
        1.05%, 07/07/03                                     14,850        14,850

   +@ HARRIS COUNTY, TEXAS HOUSING
      FINANCE CORP.
      M/F Housing RB (Dominion
        Square Apartments Project)
        1.13%, 07/07/03                                      2,895         2,895

  +~@ HARRIS COUNTY, TEXAS HOUSTON
      SPORTS AUTHORITY
      Special Jr. Lien RB (Rodeo
        Project) Series 2001C
        0.95%, 07/07/03                                      2,000         2,000

    + HOUSTON, TEXAS AIRPORT SYSTEM
      RB Series 1998B
        1.78%, 07/01/03                                      2,900         2,900

   ~@ HOUSTON, TEXAS INDEPENDENT
      SCHOOL DISTRICT
      School Building Refunding GO
        1.09%, 06/03/04                                    100,000        99,963

   ~@ HOUSTON, TEXAS PUBLIC
      IMPROVEMENT
      Revenue Refunding TOB Series
        1998A
        1.05%, 07/07/03                                     21,655        21,655


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      HOUSTON, TEXAS WATER & SEWER
      SYSTEM
  +~@ RB TOB Series 2202F
        1.06%, 07/07/03                                     6,530          6,530
    + Revenue Refunding Bond
        Series 1992C
        1.15%, 12/01/03                                     2,000          2,038
    ~ TECP
        1.10%, 07/09/03                                    25,000         25,000

  +~@ HUMBLE, TEXAS INDEPENDENT
      SCHOOL DISTRICT
      School Building GO
        1.06%, 09/18/03                                    42,000         42,002

  +~@ KATY, TEXAS INDEPENDENT
      SCHOOL DISTRICT
      TOB (School Building) Series
        2000A
        1.05%, 07/07/03                                    10,145         10,145

   +@ LAVACA-NAVIDAD RIVER, TEXAS
      AUTHORITY CONTRACT
      RB (Texas Water Supply System
        Contract) (Formosa Plastics
        Corp. Project)
        1.05%, 07/07/03                                    13,600         13,600

    @ LOWER NECHES VALLEY, TEXAS
      POLLUTION CONTROL AUTHORITY
      RB (Chevron USA, Inc. Project)
        1.10%, 08/15/03                                     3,500          3,500

  +~@ LOWER COLORADO RIVER AUTHORITY,
      TEXAS
      Revenue Refunding Bond TOB
        Series 1999A
        1.05%, 07/07/03                                    10,770         10,770

   +@ LUBBOCK, TEXAS EDUCATIONAL
      FACILITIES AUTHORITY
      RB (Lubbock Christian University
        Project)
        1.10%, 07/07/03                                     6,300          6,300

   +@ MANSFIELD, TEXAS INDUSTRIAL
      DEVELOPMENT CORP.
      RB (Southern Champion Tray
        Project)
        1.05%, 07/07/03                                     2,500          2,500

  +~@ MATAGORDA COUNTY, TEXAS
      NAVIGATION DISTRICT NO. 1
      RB TOB (Merlots) Series
        2001A44
        1.13%, 07/07/03                                    19,385         19,385

   +@ NORTH TEXAS HIGHER EDUCATION
      AUTHORITY
    ~ Income Tax Student Loan RB
        Series 1996C
        1.00%, 07/07/03                                     5,600          5,600
      Income Tax Student Loan RB
        Series 2000A
        1.00%, 07/07/03                                     8,000          8,000
      Income Tax Student Loan RB
        Series 2001A
        1.00%, 07/07/03                                    13,405         13,405
      Income Tax Student Loan
        Refunding RB Series 1987
        1.00%, 07/07/03                                    87,750         87,750
      Income Tax Student Loan
        Refunding RB Series 1990
        1.00%, 07/07/03                                    27,100         27,100
    ~ Income Tax Student Loan
        Refunding RB Series 1996A
        1.00%, 07/07/03                                     8,600          8,600
    ~ Income Tax Student Loan
        Refunding RB Series 1996B
        1.00%, 07/07/03                                     4,000          4,000
    ~ Income Tax Student Loan
        Refunding RB Series 1996D
        1.00%, 07/07/03                                     4,000          4,000
      Income Tax Student Loan
        Refunding RB Series 1998
        1.00%, 07/07/03                                     9,000          9,000

  +~@ PANHANDLE PLAINS, TEXAS HIGHER
      EDUCATION AUTHORITY
      Student Loan RB Series
        1991A
        1.03%, 07/07/03                                     2,200          2,200
      Student Loan RB Series
        1992A
        1.03%, 07/07/03                                    20,300         20,300
      Student Loan RB Series
        1993A
        1.03%, 07/07/03                                    45,700         45,700


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   +@ ROBERTSON COUNTY, TEXAS
      INDUSTRIAL DEVELOPMENT CORP.
      IDRB (Sanderson Farms
        Project)
        1.10%, 07/07/03                                     3,700          3,700

   +@ SAN ANTONIO, TEXAS IDA
      IDRB (Gruma Corp. Project)
        1.10%, 07/07/03                                     4,095          4,095

   ~@ SOUTHEAST TEXAS HOUSING
      FINANCE CORP.
    + TOBP (PT-165)
        1.08%, 07/07/03                                     8,575          8,575
      TOBP (PT-193)
        1.08%, 07/07/03                                     8,710          8,710

   +@ TEXAS CAPITAL HEALTH FACILITIES
      DEVELOPMENT CORP.
      RB (Island On Lake Travis Ltd.
        Project)
        0.98%, 07/07/03                                     8,500          8,500

    @ TEXAS DEPARTMENT OF HOUSING
      & COMMUNITY AFFAIRS
    + M/F Housing RB (Creek Point
        Apartments Project)
        1.05%, 07/07/03                                     7,200          7,200
    ~ RB TOB (Residential Mortgage)
        Series 1999C
        1.13%, 07/07/03                                    14,950         14,950
   +~ Single Family Housing RB TOB
        Series 178
        1.10%, 07/07/03                                     4,250          4,250
  +~@ TEXAS MUNICIPAL GAS CORP.
      Gas Reserve Senior Lien RB
        1.00%, 07/07/03                                     2,435          2,435

      TEXAS STATE
   ~@ GO (Veterans Housing Fund II)
        Series 2002A-2
        1.00%, 07/07/03                                     6,000          6,000
   ~@ Revenue Refunding Bond RB
        (Veterans Housing Assistance
        Fund)
        0.90%, 07/07/03                                    12,761         12,761
   ~@ TOB Series 290
        1.04%, 07/07/03                                     8,660          8,660
      TRAN
        0.83%, 08/29/03                                    20,000         20,061
        0.98%, 08/29/03                                     6,550          6,569
        1.04%, 08/29/03                                     2,600          2,607
        1.05%, 08/29/03                                     3,000          3,008
        1.10%, 08/29/03                                    25,000         25,066
        1.24%, 08/29/03                                     1,500          1,504
        1.25%, 08/29/03                                     3,900          3,909
        1.40%, 08/29/03                                    71,500         71,654
        1.41%, 08/29/03                                    29,600         29,664
        1.44%, 08/29/03                                    25,000         25,052
        1.45%, 08/29/03                                    45,000         45,093
        1.48%, 08/29/03                                    10,000         10,020
        1.49%, 08/29/03                                    10,000         10,020
        1.50%, 08/29/03                                    20,000         20,040
        1.52%, 08/29/03                                    20,000         20,039

   +@ TRINITY RIVER AUTHORITY, TEXAS
      Solid Waste Disposal RB
        (Community Waste Project)
        1.05%, 07/07/03                                     5,795          5,795

   ~@ UNIVERSITY OF TEXAS
      TOB Series 173
        1.05%, 07/07/03                                     5,000          5,000

  +~@ WACO, TEXAS EDUCATIONAL
      FINANCE CORP.
      RB (Baylor University) Series
        2002A
        1.05%, 07/07/03                                     9,900          9,900
                                                                     -----------
                                                                       1,411,803

      UTAH 1.6%

  +~@ INTERMOUNTAIN POWER AGENCY,
      UTAH
      Power Supply RB TOB Series
        1997B
        1.04%, 07/07/03                                    16,495         16,495
      Power Supply RB TOB Series
        409
        1.04%, 07/07/03                                    15,330         15,330

   +@ SALT LAKE CITY, UTAH
      RB (Rowland Hall St. Marks
        Project)
        1.00%, 07/07/03                                     9,515          9,515

   +@ SALT LAKE CITY, UTAH AIRPORT
      RB
        1.03%, 07/07/03                                     9,600          9,600

  +~@ SALT LAKE CITY, UTAH HOSPITAL
      RB TOB (IHC Health Services)
        1.05%, 07/07/03                                    26,730         26,730


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   ~@ UTAH STATE
      TOBP (PT-429)
        1.03%, 07/07/03                                    31,085         31,085

   +@ UTAH STATE BOARD OF REGENTS
    ~ Revenue Refunding TOB Series
        1998A
        1.05%, 07/07/03                                    30,060         30,060
      Student Loan RB Series
        1993A
        1.00%, 07/07/03                                    35,000         35,000
    ~ Student Loan RB Series
        1995L
        1.00%, 07/07/03                                    27,500         27,500

  +~@ UTAH STATE BUILDING OWNERSHIP
      AUTHORITY
      Lease Revenue Refunding TOB
        Series 1998C
        1.05%, 07/07/03                                     9,695          9,695

   +@ WOODS CROSS CITY, UTAH
      M/F Housing RB (Springwood
        Apartments Project) Series
        2001-A
        1.00%, 07/07/03                                     3,605          3,605
                                                                     -----------
                                                                         214,615

      VERMONT 0.1%

   +@ VERMONT ECONOMIC DEVELOPMENT
      AUTHORITY
      IDRB (AGRI Mark, Inc. Project)
        Series 1999A
        1.15%, 07/07/03                                    17,000         17,000
   +@ IDRB (AGRI Mark, Inc. Project)
        Series 1999B
        1.15%, 07/07/03                                     1,000          1,000
                                                                     -----------
                                                                          18,000

      VIRGINIA 0.7%

   +@ CHESTERFIELD COUNTY, VIRGINIA IDA
      Solid Waste Disposal Facility RB
        (Tidewater Fibre Corp. Project)
        1.10%, 07/07/03                                     6,300          6,300

   +@ KING GEORGE COUNTY, VIRGINA IDA
      Solid Waste Disposal Facility RB
        (Garnet of Virginia Project)
        1.10%, 07/07/03                                     3,700          3,700

    @ LOUDOUN COUNTY, VIRGINIA IDA
      RB (Howard Hughes Medical)
        Series 2003A
        0.90%, 07/01/03                                    18,700         18,700
      RB (Howard Hughes Medical)
        Series 2003B
        0.90%, 07/07/03                                     4,200          4,200
      RB (Howard Hughes Medical)
        Series 2003D
        1.00%, 07/07/03                                     5,000          5,000
      RB (Howard Hughes Medical)
        Series 2003F
        0.90%, 07/07/03                                     4,000          4,000

   +@ MONTGOMERY COUNTY, VIRGINIA
      IDRB (Virginia Tech Foundation
        Project)
        1.00%, 07/07/03                                     4,655          4,655
      IDRB (Virginia Tech Foundation)
        Series 2001A
        1.00%, 07/07/03                                     9,300          9,300
      IDRB (Virginia Tech Foundation)
        Series 2001B
        1.10%, 07/07/03                                     1,585          1,585

  +~@ NORFOLK, VIRGINIA PARKING
      SYSTEM
      Revenue Refunding TOB
        1.05%, 07/07/03                                     9,450          9,450

   +@ PORTSMOUTH, VIRGINIA
      REDEVELOPMENT & HOUSING
      AUTHORITY
      M/F Housing RB (Churchland
        North Apartments Project)
        1.05%, 07/07/03                                     6,705          6,705

   +@ RICHMOND, VIRGINIA
      IDRB (Church Schools of
        Virginia Diocese)
        1.00%, 07/07/03                                     9,775          9,775

   +@ VIRGINIA BEACH, VIRGINIA
      DEVELOPMENT AUTHORITY
      M/F Housing RB (Silver Hill at
        Thalia, LLC Project)
        1.05%, 07/07/03                                     4,300          4,300
                                                                     -----------
                                                                          87,670


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      WASHINGTON 4.5%

   +@ DOUGLAS COUNTY, WASHINGTON
      ECONOMIC DEVELOPMENT CORP.
      RB (Executive Flight Program)
        1.10%, 07/07/03                                     6,500          6,500

   +@ ENERGY NORTHWEST, WASHINGTON
      ELECTRIC
    ~ RB TOB Project #3
        1.05%, 07/07/03                                    29,700         29,700

    ~ RB TOB (Project #3) Series
        2003A
        1.03%, 07/07/03                                     8,690          8,690
    ~ RB TOB Series 150
        1.05%, 07/07/03                                    12,495         12,495
    ~ Revenue Refunding Bond
        (Project No. 3) Series
        2003D-3-2
        0.97%, 07/07/03                                     8,000          8,000
      Revenue Refunding Bond
        (Project No. 3) Series 2003E
        0.95%, 07/07/03                                     5,000          5,000
    ~ TOBP (PT-615)
        1.03%, 07/07/03                                     6,230          6,230

    @ EVERETT, WASHINGTON INDUSTRIAL
      DEVELOPMENT CORP.
      Exempt Facilities RB (Kimberly
        Clark Corp. Project)
        1.10%, 07/07/03                                     3,200          3,200
    + IDRB (Partners Trust/Synsor
        Project)
        1.10%, 07/07/03                                     3,500          3,500

      KING COUNTY, WASHINGTON
      BAN
        1.52%, 10/01/03                                    85,000         85,208

   +@ OLYMPIA, WASHINGTON ECOMOMIC
      DEVELOPMENT AUTHORITY
      Solid Waste Disposal RB (Lemay
        Enterprises Project)
        1.05%, 07/07/03                                     7,445          7,445

   +@ PIERCE COUNTY, WASHINGTON
      ECONOMIC DEVELOPMENT CORP.
      RB (Flex-A-Lite Consolidated
        Project)
        1.10%, 07/07/03                                     2,550          2,550
      RB (K & M Holdings II Project)
        1.15%, 07/07/03                                     1,500          1,500
      RB (McFarland Cascade
        Project)
        1.10%, 07/07/03                                     2,000          2,000
      RB (Solid Waste Lemay
        Enterprises Project)
        1.05%, 07/07/03                                     3,070          3,070

   +@ PORT OF CENTRALIA, WASHINGTON
      IDRB Solid Waste Disposal
        (Lemay Enterprises Project)
        1.05%, 07/07/03                                     1,930          1,930

   +@ PORT OF MOSES LAKE, WASHINGTON
      PUBLIC CORP.
      RB (National Frozen Foods
        Corp.)
        1.00%, 07/07/03                                     3,800          3,800

  +~@ PORT OF SEATTLE, WASHINGTON
      RB TOBP (PT-728)
        1.08%, 07/07/03                                     4,430          4,430
      Special Facilities RB TOB
        Series 1999J
        1.13%, 07/07/03                                    49,795         49,795
      TOBP (PA-759R)
        1.08%, 07/07/03                                     5,100          5,100

    + PORT OF TACOMA, WASHINGTON
      TECP
        0.95%, 07/10/03                                     4,000          4,000
        1.05%, 07/10/03                                    20,000         20,000
        1.10%, 07/10/03                                     5,000          5,000

  +~@ SEATTLE, WASHINGTON
      Drain & Wastewater RB TOBP
        (PT-1605)
        1.03%, 07/07/03                                     6,875          6,875

   +@ SEATTLE, WASHINGTON HDA
      RB (Capitol Hill Housing
        Improvement & HRG Project)
        1.10%, 07/07/03                                     3,560          3,560
      RB (Casa Pacifica Apartments
        Project)
        1.10%, 07/07/03                                     3,000          3,000

  +~@ SNOHOMISH COUNTY, WASHINGTON
      PUBLIC UTILITY DISTRICT 001
      Revenue Refunding Bond RB
        (Generation System) Series
        2002A-1
        0.90%, 07/07/03                                    26,300         26,300


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      Revenue Refunding Bond RB
        (Generation System) Series
        2002A-2
        0.90%, 07/07/03                                     7,000          7,000

   +@ SPOKANE COUNTY, WASHINGTON
      INDUSTRIAL DEVELOPMENT CORP.
      RB (Metal Sales Manufacturing
        Corp. Project)
        1.18%, 07/07/03                                     1,260          1,260

   +@ TACOMA, WASHINGTON HOUSING
      AUTHORITY
      RB (Crown Assisted Living
        Project)
        1.10%, 07/07/03                                     3,305          3,305

  +~@ TACOMA, WASHINGTON SCHOOL
      DISTRICT NO. 10
      GO TOB
        1.05%, 07/07/03                                    43,655         43,655

   +@ WASHINGTON HEALTH CARE
      FACILITIES AUTHORITY
      RB (Yakima Valley Farm Workers
        Clinic)
        1.00%, 07/07/03                                     3,300          3,300

   ~@ WASHINGTON STATE
      GO TOB
        1.05%, 07/07/03                                    13,380         13,380
    + GO TOB Series B
        1.05%, 07/07/03                                    30,485         30,485
    + GO TOB Series 228
        1.05%, 07/07/03                                     5,950          5,950
    + TOB Series 2002G
        1.09%, 07/07/03                                     5,170          5,170
      Various Purpose GO TOB Series
        1998C
        1.05%, 07/07/03                                    12,150         12,150

   +@ WASHINGTON STATE ECONOMIC
      DEVELOPMENT FINANCE AUTHORITY
      IDRB (Tonkin Building) Series
        1997A
        1.10%, 07/07/03                                     1,000          1,000
      RB (Hunter Douglas Project)
        Series 1997A
        1.05%, 07/07/03                                     3,500          3,500
      RB (Skills, Inc. Project)
        1.10%, 07/07/03                                     3,000          3,000
      RB (Tank Project) Series
        1998B
        1.10%, 07/07/03                                     1,210          1,210
      Solid Waste Disposal RB (Waste
        Management Project) Series
        2000H
        1.06%, 07/07/03                                     6,825          6,825
      Solid Waste Disposal RB (Waste
        Management Project) Series
        2000I
        1.05%, 07/07/03                                    10,240         10,240
      Solid Waste Disposal RB (Waste
        Management Project) Series
        2000L
        1.06%, 07/07/03                                     7,235          7,235
      Solid Waste Disposal RB (Waste
        Management Project) Series
        2001C
        1.06%, 07/07/03                                     5,500          5,500
   +@ WASHINGTON STATE HOUSING
      FINANCE COMMISSION
      M/F Housing Mortgage RB
        (Brittany Park Phase 3
        Project)
        0.98%, 07/07/03                                     3,480          3,480
      M/F Housing Mortgage RB
        (Canyon Lake II) Series
        1993A
        0.98%, 07/07/03                                     4,440          4,440
      M/F Housing Mortgage RB
        (Lake Washington Apartments
        Project)
        1.10%, 07/07/03                                     8,350          8,350
      M/F Housing Mortgage RB
        (Meridian Court Apartments)
        1.05%, 07/07/03                                     6,700          6,700
      M/F Housing Mortgage RB
        (Merrill Gardens Project)
        Series 1997A
        0.98%, 07/07/03                                     6,125          6,125
      M/F Housing Mortgage RB
        (Rosecreek Apartments
        Project)
        1.03%, 07/07/03                                     3,570          3,570
      M/F Housing Mortgage RB
        (Woodrose Apartment Project)
        Series 1999A
        0.98%, 07/07/03                                     6,750          6,750


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      M/F Housing RB (Brittany Park
        Project)
        0.98%, 07/07/03                                     8,405          8,405
      M/F Housing RB (Carlyle Care
        Center Project) Series 2000A
        1.15%, 07/01/03                                     3,055          3,055
      M/F Housing RB (Lakewood
        Meadows Apartments Project)
        Series 2000A
        1.05%, 07/07/03                                     3,140          3,140
      Non-Profit Housing RB (Emerald
        Heights Project)
        1.00%, 07/01/03                                     1,300          1,300
    ~ TOBP (PT-636)
        1.13%, 07/07/03                                    20,280         20,280

      WASHINGTON STATE PUBLIC POWER
      SUPPLY SYSTEM
      Revenue Refunding Bond
        (Nuclear Project No. 2) Series
        1998A
        1.07%, 07/01/03                                    11,770         11,770

   +@ YAKAMA INDIAN NATION,
      WASHINGTON CONFEDERATED
      TRIBES & BANDS
      RB (Yakama Forests Products
        Project)
        1.10%, 07/07/03                                     4,300          4,300

   +@ YAKIMA COUNTY, WASHINGTON
      PUBLIC CORP.
      IDRB (Cowiche Growers
        Project)
        1.10%, 07/07/03                                     3,000          3,000
      RB (Hi-Country Foods Project)
        1.10%, 07/07/03                                     5,900          5,900
      RB (Michaelson Packaging
        Project)
        1.10%, 07/07/03                                     2,100          2,100
      RB (Printing Press Project)
        1.10%, 07/07/03                                     1,200          1,200
                                                                     -----------
                                                                         586,908

        WEST VIRGINIA 0.6%

   +@ FAYETTE COUNTY, WEST VIRGINA
      SOLID WASTE DISPOSAL FACILITIES
      RB (Georgia-Pacific Corp.
        Project)
        1.05%, 07/07/03                                    11,100         11,100

   +@ MARION COUNTY, WEST VIRGINIA
      SOLID WASTE DISPOSAL FACILITIES
      RB (Grant Town Project) Series
        1990B
        1.05%, 07/07/03                                    22,025         22,025
      RB (Grant Town Project) Series
        1990C
        1.05%, 07/07/03                                    19,000         19,000
      RB (Grant Town Project) Series
        1990D
        1.05%, 07/07/03                                     3,600          3,600

   +@ WEST VIRGINIA STATE HOSPITAL
      FINANCE AUTHORITY
      RB (St. Joseph's Hospital
        Project)
        1.04%, 07/07/03                                     1,500          1,500

  +~@ WEST VIRGINIA STATE PARKWAYS,
      ECONOMIC DEVELOPMENT &
      TOURISM AUTHORITY
      Revenue Refunding Bond
        0.90%, 07/07/03                                    17,600         17,600
                                                                     -----------
                                                                          74,825

      WISCONSIN 1.1%

   +@ CHILTON, WISCONSIN
      IDRB (Kaytee Products, Inc.
        Project)
        1.20%, 07/07/03                                       520            520

   +@ COLBURN, WISCONSIN
      IDRB (Heartland Farms
        Project)
        1.24%, 07/07/03                                     5,900          5,900

   +@ KENOSHA, WISCONSIN
      IDRB (Asyst Tech, LLC Project)
        1.06%, 07/07/03                                     5,000          5,000

   +@ LAC DU FLAMBEAU, BAND OF LAKE
      SUPERIOR, WISCONSIN CHIPPEWA
      INDIANS
      Special Obligation Bond
        (Simpson Electric Co. Project)
        1.10%, 07/07/03                                     3,200          3,200

  +~@ MILWAUKEE COUNTY, WISCONSIN
      AIRPORT
      RB TOBP (PT-681)
        1.11%, 07/07/03                                    18,470         18,470


See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      RACINE, WISCONSIN SCHOOL
      DISTRICT
      TRAN
        1.52%, 07/15/03                                    26,900         26,904

   +@ RHINELANDER, WISCONSIN
      IDRB (Lake Shore, Inc.
        Project)
        1.24%, 07/07/03                                     3,820          3,820

  +~@ SOUTHEAST WISCONSIN
      PROFESSIONAL BASEBALL PARK
      DISTRICT
      Sales Tax RB TOB Series
        2000Y
        1.08%, 07/07/03                                     5,000          5,000

    @ WISCONSIN HOUSING & ECONOMIC
      DEVELOPMENT AUTHORITY
    ~ Home Ownership RB Series
        2002C
        0.95%, 07/07/03                                     3,000          3,000
    ~ Home Ownership RB Series
        2002D
        1.00%, 07/07/03                                     2,375          2,375
   +~ Home Ownership RB TOB
        Series 1999R
        1.10%, 07/07/03                                    17,625         17,625
   +~ Home Ownership RB TOB
        Series 1999S
        1.15%, 07/07/03                                    13,240         13,240
    ~ Home Ownership TOBP
        (PT-194)
        1.08%, 07/07/03                                    11,095         11,095
   +~ Housing RB TOB Series 650
        1.04%, 07/07/03                                    16,380         16,380
    + RB (Ultratec, Inc. Project)
        1.24%, 07/07/03                                     2,490          2,490

   +@ WISCONSIN RAPIDS, WISCONSIN
      IDRB (Theile Kaolin of
        Wisconsin, Inc. Project)
        1.05%, 07/07/03                                     4,500          4,500

   +@ WISCONSIN STATE HEALTH &
      EDUCATIONAL FACILITIES AUTHORITY
      RB (Lutheran College)
        1.15%, 07/07/03                                     7,000          7,000
                                                                     -----------
                                                                         146,519

      WYOMING 0.3%

    @ LINCOLN COUNTY, WYOMING
      Pollution Control RB
        (ExxonMobil Corp. Project)
        Series 1987A
        0.90%, 07/01/03                                    25,300         25,300

    @ UNITA COUNTY, WYOMING
      Pollution Control RB (Chevron
        U.S.A., Inc. Project)
        0.90%, 07/01/03                                     5,000          5,000

   ~@ WYOMING COMMUNITY
      DEVELOPMENT AUTHORITY
      Housing RB TOB
        1.08%, 07/07/03                                     5,560          5,560
      Housing RB TOBP (PT-533)
        1.08%, 07/07/03                                     5,975          5,975
                                                                     -----------
                                                                          41,835

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Schwab Municipal Money Fund

Statement of
ASSETS AND LIABILITIES

As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                               $ 13,113,511 a
Cash                                                             85,045
Receivables:
       Fund shares sold                                          41,893
       Interest                                                  36,824
       Investments sold                                           6,752
Prepaid expenses                                        +           188
                                                        ---------------
TOTAL ASSETS                                                 13,284,213

LIABILITIES
--------------------------------------------------------------------------------
Payables:
       Fund shares redeemed                                      28,499
       Dividends to shareholders                                  2,625
       Investments bought                                       512,094
       Investment adviser and administrator fees                    227
       Transfer agent and shareholder service fees                  361
Accrued expenses                                        +           501
                                                        ---------------
TOTAL LIABILITIES                                               544,307

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                 13,284,213
TOTAL LIABILITIES                                       -       544,307
                                                        ---------------
NET ASSETS                                                 $ 12,739,906

NET ASSETS BY SOURCE

Capital received from investors                              12,741,999
Net investment income not yet distributed                             4
Net realized capital losses                                      (2,097)

NET ASSETS BY SHARE CLASS

                                                    SHARES
SHARE CLASS                 NET ASSETS    /    OUTSTANDING   =    NAV
Sweep Shares                $7,471,834           7,474,393      $1.00
Value Advantage Shares      $4,873,912           4,873,714      $1.00
Select Shares(R)            $196,252               196,251      $1.00
Institutional Shares        $197,908               197,908      $1.00

a The amortized cost for the fund's securities was $13,113,511. During the reporting period, the fund had $2,186,231 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
--------------------------------------------------------------------------------

COST BASIS OF PORTFOLIO         $13,113,586

AS OF DECEMBER 31, 2002:
UNUSED CAPITAL LOSSES:

Expires 12/31 of:               Loss amount:
2004                            $       338
2005                                    523
2007                                    775
2008                          +         873
                              -------------
                                $     2,509



                                                            See financial notes.

Schwab Municipal Money Fund

Statement of
OPERATIONS

For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $76,209

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                  497

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                            21,325 a
Transfer agent and shareholder service fees:
      Sweep Shares                                                   16,775 b
      Value Advantage Shares                                          5,296 b
      Select Shares(R)                                                   20 b
      Institutional Shares                                               19 b
Trustees' fees                                                           31 c
Custodian and portfolio accounting fees                                 472
Professional fees                                                        22
Registration fees                                                       189
Shareholder reports                                                     229
Other expenses                                                   +       36
                                                                 ----------
Total expenses                                                       44,414
Expense reduction                                                -    8,925 d
                                                                 ----------
NET EXPENSES                                                         35,489

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              76,209
NET EXPENSES                                                     -   35,489
                                                                 ----------
NET INVESTMENT INCOME                                                40,720

NET REALIZED GAINS                                               +      497
                                                                 ----------
INCREASE IN NET ASSETS FROM OPERATIONS                              $41,217

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

TRANSFER AGENT SERVICES:
                                    % OF AVERAGE
SHARE CLASS                     DAILY NET ASSETS
-------------------------------------------------
Sweep Shares                         0.25
Value Advantage Shares               0.05
Select Shares(R)                     0.05
Institutional Shares                 0.05

SHAREHOLDER SERVICES:
                                    % OF AVERAGE
SHARE CLASS                     DAILY NET ASSETS
-------------------------------------------------
Sweep Shares                         0.20
Value Advantage Shares               0.17
Select Shares(R)                     0.17
Institutional Shares                 0.17



c For the fund's independent trustees only.

d Includes $8,152 from the investment adviser (CSIM) and $773 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through at least April 30, 2004, as follows:

                                    % OF AVERAGE
SHARE CLASS                     DAILY NET ASSETS
-------------------------------------------------
Sweep Shares                      0.66
Value Advantage Shares            0.45
Select Shares(R)                  0.35
Institutional Shares              0.24

This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

Schwab Municipal Money Fund

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000. Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------------------
                                                        1/1/03-6/30/03       1/1/02-12/31/02
Net investment income                                     $     40,720          $    109,422
Net realized gains                                     +           497                   347
                                                       ---------------          ------------
INCREASE IN NET ASSETS FROM OPERATIONS                          41,217               109,769

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                                    21,584                64,407
Value Advantage Shares                                          18,987                45,015
Select Shares(R)                                                    68                    --
Institutional Shares                                   +            77                    --
                                                       ---------------          ------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                      40,716                109,422

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------------------
SHARES SOLD

Sweep Shares                                                12,529,214            24,400,497
Value Advantage Shares                                       3,316,817             5,574,437
Select Shares(R)                                               221,922                    --
Institutional Shares                                   +       201,633                    --
                                                       ---------------          ------------
TOTAL SHARES SOLD                                           16,269,586            29,974,934

SHARES REINVESTED
Sweep Shares                                                    19,982                63,259
Value Advantage Shares                                          16,193                41,570
Select Shares(R)                                                    17                    --
Institutional Shares                                   +            24                    --
                                                       ---------------          ------------
TOTAL SHARES REINVESTED                                         36,216               104,829

SHARES REDEEMED
Sweep Shares                                               (12,513,056)          (24,293,754)
Value Advantage Shares                                      (2,939,412)           (4,913,621)
Select Shares(R)                                               (25,688)                   --
Institutional Shares                                   +        (3,749)                   --
                                                       ---------------          ------------
TOTAL SHARES REDEEMED                                      (15,481,905)          (29,207,375)

NET TRANSACTIONS IN FUND SHARES                                823,897               872,388 b

NET ASSETS
--------------------------------------------------------------------------------------------
Beginning of period                                         11,915,508            11,042,773
Total increase                                         +       824,398               872,735 c
                                                       ---------------          ------------
END OF PERIOD                                             $ 12,739,906          $ 11,915,508

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars. The fund started offering Select Shares(R) and Institutional Shares on June 2, 2003.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                            See financial notes.

Schwab Municipal Money Fund

Financial Notes unaudited

Business Structure of the Fund

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS FOUR SHARE CLASSES: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

Fund Operations

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc.(CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board,and the trust was in compliance with these limitations throughout

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS organized October 20, 1989

      Schwab Money Market Fund
      Schwab Government Money Fund
      Schwab U.S. Treasury Money Fund
      Schwab Value Advantage Money Fund(R)
      Schwab Municipal Money Fund
      Schwab California Municipal Money Fund
      Schwab New York Municipal Money Fund
      Schwab New Jersey Municipal Money Fund
      Schwab Pennsylvania Municipal Money Fund
      Schwab Florida Municipal Money Fund
      Schwab Massachusetts Municipal Money Fund
      Schwab Institutional Advantage Money Fund(R)
      Schwab Retirement Money Fund(R)
      Schwab Government Cash Reserves

Schwab Municipal Money Fund

the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of their net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

Accounting Policies

The following are the main policies the fund uses in preparing their financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than its face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

Glossary

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

AGENCY DISCOUNT NOTES Notes issued by federal agencies -- known as Government Sponsored Enterprises, or GSEs -- at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Securities that are backed by various assets, which may include loans, accounts receivable or investments of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected or liquidated). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES      Adjustable convertible extendable security
BAN       Bond anticipation note
COP       Certificate of participation
GAN       Grant anticipation note
GO        General obligation
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDRB      Industrial Development Revenue Bond
M/F       Multi-family
RAN       Revenue anticipation note
RB        Revenue bond
S/F       Single-family
TAN       Tax anticipation note
TECP      Tax-exempt commercial paper
TOB       Tender option bond
TOBP      Tender option bond partnership
TRAN      Tax and revenue anticipation note
VRD       Variable-rate demand


Schwab Municipal Money Fund

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.


EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year. FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity. MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

144A SECURITY A security exempt from a registration requirement pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers, as defined in Rule 144A.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).


TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.


                                                     Schwab Municipal Money Fund

NOTES

NOTES

NOTES

Contact Schwab

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2


Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
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ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
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BOND FUNDS
Schwab YieldPlus Fund(R)
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Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2003 Charles Schwab & Co.,Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG25720

SCHWAB MUNICIPAL MONEY FUNDS

      SEMIANNUAL REPORT
      June 30, 2003

      Schwab New York
      Municipal Money Fund

      Schwab New Jersey
      Municipal Money Fund

      Schwab Pennsylvania
      Municipal Money Fund

      Schwab Florida
      Municipal Money Fund

      Schwab Massachusetts
      Municipal Money Fund

                                                           [CHARLES SCHWAB LOGO]

In This Report

   Management's Discussion ...............................................     2
   Fund yield figures and portfolio statistics, plus a discussion of factors that affected fund performance during the report period.

   Financial Statements
   Portfolio holdings and fund financials.

      Schwab New York Municipal Money Fund ...............................     6
      Sweep Shares: SWNXX Value Advantage Shares: SWYXX

      Schwab New Jersey Municipal Money Fund .............................    16
      Ticker Symbol: SWJXX

      Schwab Pennsylvania Municipal Money Fund ...........................    24
      Ticker Symbol: SWEXX

      Schwab Florida Municipal Money Fund ................................    31
      Ticker Symbol: SWFXX

      Schwab Massachusetts Municipal Money Fund ..........................    43
      Ticker Symbol: SWDXX

   Financial Notes .......................................................    50

   Glossary ..............................................................    52

From the Chairman

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

Without question, these are challenging times for America's investors. For money fund shareholders, one of the main concerns has been decline of short-term interest rates, since money fund yields are a reflection of those rates.

Given the choice, I'm sure most of us would prefer that yields were higher. At the same time, I believe that a look at the larger picture reveals that the current low interest rate environment has a beneficial side that shouldn't be ignored.

For example, Americans have recently had the opportunity to borrow money at the most attractive rates in decades, whether for buying a home, refinancing or realizing a life-long goal like starting a business. More importantly, the Federal Reserve's monetary policy, along with fiscal policies enacted by Congress and the President, should provide a powerful stimulus to economic recovery. That, too, is something that would benefit all Americans.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles R. Schwab

Management's Discussion  for the six months ended June 30, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here, and especially with their dedication to understanding the concerns of investors.

That dedication is particularly important right now. Times of uncertainty about the economy and world events demand diligence from investment professionals. At SchwabFunds, we are keenly aware of this, and continue to work for the best interests of our shareholders.

In recent months, money market funds have faced a very challenging environment. With interest rates on short-term investments falling in connection with the Fed's actions, some investors have expressed concerns about the potential for fund yields to fall to zero or even lower.

I can assure you that we at SchwabFunds will continue to monitor the yields in all our money market funds. In consultation with fund trustees, we will take appropriate measures to maintain competitive yields.

One thing we won't do in pursuit of yields is compromise our high standards for investment credit quality. We'll also continue to follow our time-tested management procedures and controls. In other words, we won't take short cuts that may jeopardize our long-term commitment to our investors.

Thank you for choosing SchwabFunds. We're here to help you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk


Schwab Municipal Money Funds

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the Schwab New York, New Jersey and Massachusetts municipal money funds. Prior to joining the firm in 2000, he worked for more than ten years in fixed-income portfolio management.

[PHOTO OF WALTER BEVERIDGE]

WALTER BEVERIDGE, a portfolio manager, has been responsible for day-to-day management of the Schwab Pennsylvania and Florida municipal money funds since their inception in 1998. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

The Investment Environment and the Funds

THE U.S. ECONOMY REMAINED IN A HOLDING PATTERN DURING THE SIX MONTHS OF THE REPORT PERIOD. Concerned by geopolitical uncertainties, businesses put off making major decisions about capital spending and hiring, even after the major combat phase of the war in Iraq was over. Economic indicators reported during the period were mixed, providing little incentive for businesses to pursue expansion plans.

ALREADY AT THEIR LOWEST LEVEL IN DECADES, INTEREST RATES FELL FURTHER AS THE REPORT PERIOD PROGRESSED. During the first months of 2003, a major factor in the decline of rates was anticipation of the war in Iraq. Toward the end of the period, deflation fears came to the forefront, leading to expectations that the Federal Reserve (the Fed) would cut interest rates. These expectations were confirmed on June 25, when the Fed, seeking to provide yet further economic stimulus, cut the Fed funds rate by 0.25%.

FALLING INTEREST RATES PUSHED MONEY FUND YIELDS TO NEW LOWS (see page 5 for fund yield information). We sought to lessen the effects of falling rates on the funds by maintaining comparatively long weighted average maturities. Although the funds' yields did decline, we were successful in slowing that decline, and in keeping the yields higher than they otherwise would have been.

STRONG ISSUANCE OF SHORT-TERM MUNI DEBT RELATIVE TO TAXABLE DEBT MADE MUNI YIELDS ATTRACTIVE COMPARED TO TAXABLE YIELDS. Typically, we have seen muni yields average about 80% of taxable yields. During the report period, muni yields at times exceeded 95% of taxable yields (although both were low on an absolute basis). These extremes of valuation allowed us to increase our exposure to high-yielding fixed-rate securities.

SCHWAB NEW YORK MUNICIPAL MONEY FUND. To balance its budget in the past two fiscal years, the state has made some spending cuts, but has also relied heavily on one-time solutions (such as deferring aid payments and drawing on tobacco bond proceeds). The budget that the state legislature passed in May (over Governor Pataki's veto) projects a general fund surplus of only $730 million, or 1.8% of expenditures, at the end of fiscal 2004 (3/31/04). In spite of these concerns, the state's revenue raising ability and the diversity of its economy have kept New York a strong investment-grade credit. As of the report date, the state's credit ratings were A2 from Moody's, AA from Standard & Poor's (with a negative outlook) and AA- from Fitch.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND. New Jersey's personal income tax receipts continued to decline in fiscal 2003. The state was able to end fiscal 2003 (6/30/03) with a modest surplus of $250 million,


Schwab Municipal Money Funds

Management's Discussion  continued

      In general, we have seen most states taking responsible measures to address the revenue shortfalls they have faced as a result of a weak U.S. economy.

or 1.1% of expenditures, rather than an anticipated $1.3 billion general fund deficit, although it had to rely on several one-time solutions in addition to cutting expenditures. The diversity of the state's economy as well as its revenue raising ability have kept New Jersey a strong investment-grade credit. As of the report date, the state's credit ratings were Aa2 from Moody's (with a negative outlook), AA from Standard & Poor's and AA from Fitch (with a negative watch).

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND. Conservative fiscal management has left Pennsylvania better able to weather revenue shortfalls than many of its neighbors. The state used the last of its "rainy day" fund to close an estimated budget shortfall of 3.4% for fiscal 2003 (which ended 6/30/03). A fiscal 2004 budget, most parts of which were approved in March 2003, is designed to close an expected $2.4 billion budget gap. As of the report date, the state's credit ratings were Aa2 from Moody's, AA from Standard & Poor's and AA from Fitch.

SCHWAB FLORIDA MUNICIPAL MONEY FUND. Although it has drawn on some reserves to balance its budget in the last two years, the State of Florida projected a nearly $1.1 billion fund balance for the end of fiscal 2003 (6/30/03). The state has benefited from its reliance on sales taxes rather than personal income taxes. The number of jobs in the state actually grew 0.5% in 2002, and overall tourism revenues have held fairly steady. With its substantial reserves and strong financial controls, the state's ratings as of the end of the report period were Aa2 from Moody's, AA+ from Standard & Poor's and AA from Fitch.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND. On May 15, 2003, Schwab introduced the Schwab Massachusetts Municipal Money Fund to replace the Federated Massachusetts Municipal Cash Trust as a sweep money fund option for Schwab customers. Through a combination of dipping into reserves and cutting social services and aid to local governments, Massachusetts overcame a projected $900 million revenue shortfall to end fiscal 2003 (6/30/03) with a $895 million surplus, or 4% of expenditures. A similar balance is projected for fiscal 2004. With its diverse economy and strong revenue raising ability, the state's ratings as of the end of the report period were Aa2 from Moody's (with a negative outlook), AA- from Standard & Poor's and AA- from Fitch.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


Schwab Municipal Money Funds

Performance and Fund Facts as of 6/30/03

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                           NEW YORK            NEW JERSEY    PENNSYLVANIA     FLORIDA     MASSACHUSETTS
                                           MUNICIPAL           MUNICIPAL      MUNICIPAL      MUNICIPAL      MUNICIPAL
                                          MONEY FUND           MONEY FUND     MONEY FUND     MONEY FUND     MONEY FUND
-----------------------------------------------------------------------------------------------------------------------
                                                    Value
                                     Sweep        Advantage
                                     Shares         Shares
-----------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                     0.34%          0.58%        0.38%          0.46%          0.44%          0.39%
-----------------------------------------------------------------------------------------------------------------------
SEVEN-DAY                             0.34%          0.58%        0.38%          0.46%          0.44%          0.40%
EFFECTIVE YIELD
-----------------------------------------------------------------------------------------------------------------------
SEVEN-DAY                             0.58%          1.00%        0.62%          0.73%          0.68%          0.65%
TAXABLE-EQUIVALENT
EFFECTIVE YIELD 2
-----------------------------------------------------------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                           NEW YORK            NEW JERSEY    PENNSYLVANIA     FLORIDA     MASSACHUSETTS
                                           MUNICIPAL           MUNICIPAL       MUNICIPAL     MUNICIPAL      MUNICIPAL
                                          MONEY FUND           MONEY FUND      MONEY FUND    MONEY FUND     MONEY FUND
-----------------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE                            48 days              53 days        45 days        52 days        58 days
MATURITY
-----------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY                            100% Tier 1          100% Tier 1    100% Tier 1    100% Tier 1    100% Tier 1
OF HOLDINGS 3 % of portfolio
-----------------------------------------------------------------------------------------------------------------------
CREDIT-ENHANCED                               68%                  75%            77%            75%            61%
SECURITIES % of portfolio
-----------------------------------------------------------------------------------------------------------------------

  An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

1 A portion of each fund's expenses was reduced during the reporting period.
  Without this reduction, the seven-day yields for Schwab New York Municipal Money Fund's Sweep Shares and Value Advantage Shares would have been 0.19% and 0.42%, respectively. The seven-day yields for Schwab New Jersey, Pennsylvania, Florida and Massachusetts Municipal Money Funds would have been 0.18%, 0.23%, 0.25% and 0.13%, respectively.

2 For New York Municipal Money Fund, the seven-day taxable-equivalent effective yield assumes a 2003 maximum combined federal regular income tax, New York state and New York city rate of 41.82%. Schwab New Jersey, Pennsylvania and Massachusetts Municipal Money Funds assume a 2003 maximum combined federal regular income and state personal income tax rate of 39.14%, 36.82% and 38.45%, respectively. The Florida Municipal Money Fund assumes a 2003 maximum federal regular income tax rate of 35.00%.

3 Portfolio holdings may have changed since the report date.


Schwab Municipal Money Funds

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Financial Statements

Schwab New York Municipal Money Fund

FINANCIAL HIGHLIGHTS

                                                 1/1/03-       1/1/02-        1/1/01-        1/1/00-        1/1/99-        1/1/98-
SWEEP SHARES                                     6/30/03*     12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00          1.00           1.00           1.00           1.00           1.00
                                                 ---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.00 1        0.01           0.02           0.03           0.03           0.03
                                                 ---------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.00) 1      (0.01)         (0.02)         (0.03)         (0.03)         (0.03)
                                                 ---------------------------------------------------------------------------------
Net asset value at end of period                   1.00          1.00           1.00           1.00           1.00           1.00
                                                 ---------------------------------------------------------------------------------
Total return (%)                                   0.26 2        0.80           2.06           3.39           2.59           2.78

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                               0.69 3        0.69           0.69           0.69 4         0.69           0.69
Ratio of gross operating expenses to
  average net assets                               0.84 3        0.85           0.86           0.87 4         0.91           0.97
Ratio of net investment income to
  average net assets                               0.53 3        0.80           2.04           3.35           2.57           2.73
Net assets, end of period ($ x 1,000,000)         1,048           944            889            798            604            468

                                                 1/1/03-       1/1/02-        1/1/01-        1/1/00-        1/1/99-        1/1/98-
VALUE ADVANTAGE SHARES                           6/30/03*     12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00          1.00           1.00           1.00           1.00           1.00
                                                 ---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.00 1        0.01           0.02           0.04           0.03           0.03
                                                 ---------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.00) 1      (0.01)         (0.02)         (0.04)         (0.03)         (0.03)
                                                 ---------------------------------------------------------------------------------
Net asset value at end of period                   1.00          1.00           1.00           1.00           1.00           1.00
                                                 ---------------------------------------------------------------------------------
Total return (%)                                   0.38 2        1.04           2.30           3.64           2.83           3.03

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                               0.45 3        0.45           0.45           0.45 5         0.45           0.45
Ratio of gross operating expenses to
  average net assets                               0.61 3        0.62           0.64           0.67 5         0.71           0.78
Ratio of net investment income to
  average net assets                               0.77 3        1.04           2.23           3.59           2.81           2.96
Net assets, end of period ($ x 1,000,000)           734           676            604            419            296            238

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratios of net and gross operating expenses would have been 0.70% and 0.88%, respectively, if certain non-routine expenses (proxy fees) had been included.

5 The ratios of net and gross operating expenses would have been 0.46% and 0.68%, respectively, if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbols below to designate certain characteristics:

 +  Credit-enhanced security

 ~  Liquidity-enhanced security

 @  Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST       MARKET VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
100.0%      MUNICIPAL
            SECURITIES                                 1,764,048       1,764,048
--------------------------------------------------------------------------------
100.0%      TOTAL INVESTMENTS                          1,764,048       1,764,048



      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      MUNICIPAL SECURITIES 100.0% of investments
--------------------------------------------------------------------------------
      NEW YORK  98.4%

   +@ ALBANY, NEW YORK IDA
      IDRB (Newkirk Products Project)
        Series 1995A
        1.05%, 07/07/03                                     1,000          1,000
      IDRB (United Cerebral Palsy
        Project) Series B
        1.00%, 07/07/03                                    10,985         10,985

  +~@ BABYLON, NEW YORK
      Resource Recovery (Ogden
        Martin Project) Series 1998
        1.00%, 07/07/03                                     5,000          5,000

   +@ CHAUTAUQUA COUNTY, NEW YORK IDA
      Civic Facilities RB (Jamestown
        Center City Development
        Project) Series 2000A
        1.04%, 07/07/03                                     4,950          4,950
      IDRB (Grafco Industry Project)
        1.05%, 07/07/03                                     7,600          7,600

   +@ CHENANGO COUNTY, NEW YORK IDA
      IDRB (Baille Lumber Project)
        Series 2000A
        1.20%, 07/07/03                                     4,551          4,551

   +@ DUTCHESS COUNTY, NEW YORK
      IDRB (Mechtroncis Corp. Project)
        Series 1998
        1.16%, 07/07/03                                     3,025          3,025
      IDRB (Trinity Pawling School Corp.
        Project)
        0.95%, 07/07/03                                     3,075          3,075

      EAST MEADOW, NEW YORK UNION
      FREE SCHOOL DISTRICT
      TAN
        0.82%, 06/29/04                                     4,000          4,036

      ERIE COUNTY, NEW YORK
      RAN
        1.43%, 09/17/03                                    10,325         10,348

      HEMPSTEAD, NEW YORK UNION
      FREE SCHOOL DISTRICT
      TAN
        0.92%, 06/29/04                                     4,400          4,447

   +@ HERKIMER COUNTY, NEW YORK IDA
      Civic Facilities RB (Templeton
        Foundation Project)
        1.10%, 07/07/03                                     2,000          2,000

   +@ JAY STREET, NEW YORK DEVELOPMENT CORP
      Lease (RB (Jay Street Project)
        Series 2001A-1
        0.95%, 07/07/03                                     2,200          2,200

   +@ LONG ISLAND, NEW YORK POWER
      AUTHORITY
    ~ Electric System RB
        Series 2003G
        0.85%, 07/07/03                                     4,400          4,400
      Electric System RB Subseries 3A
        0.90%, 07/07/03                                    13,000         13,000


See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
    ~ Electric System RB
        Subseries 7B
        0.95%, 07/07/03                                    13,450         13,450
    ~ Electric System RB TOB
        Series 1998A
        1.01%, 07/07/03                                     1,900          1,900
    ~ Electric System RB TOBP
        (PA 841)
        1.00%, 07/07/03                                     4,365          4,365
    ~ Electric System RB TOBP
        (PA-522)
        1.00%, 07/07/03                                    21,000         21,000

   +@ MONROE COUNTY, NEW YORK
      IDRB (ENBI Corp. Lease Rent
        Project) Series 1988
        1.05%, 07/07/03                                     2,000          2,000

      NASSAU COUNTY, NEW YORK INTERIM
      FINANCE AUTHORITY
      BAN Series 2002B-2
        1.15%, 09/11/03                                    25,000         25,054
  +~@ Sales Tax Secured Bond
        Series 2002 B
        0.90%, 07/07/03                                     5,000          5,000
  +~@ Sales Tax Secured Bond
        Series 2002A
        0.88%, 07/07/03                                    15,000         15,000

   +@ NEW YORK CITY, NEW YORK
    ~ GO Series 1992D
        0.95%, 07/07/03                                     4,300          4,300
    ~ GO Series 1993B
        0.95%, 07/01/03                                       300            300
      GO Subseries 1993E-3
        0.85%, 07/01/03                                       800            800
    ~ GO Subseries 1994H-3
        0.85%, 07/01/03                                     2,600          2,600
      GO Subseries 1994H-3
        0.85%, 07/01/03                                     3,500          3,500
      GO Subseries A-7
        0.85%, 07/01/03                                       200            200
    ~ GO Subseries A-8
        0.90%, 07/07/03                                     6,700          6,700
      GO Subseries C-2
        0.90%, 07/07/03                                     5,000          5,000
      GO Subseries C-3
        0.90%, 07/07/03                                    15,000         15,000
      GO Subseries C-4
        0.90%, 07/07/03                                     9,900          9,900
    ~ GO TOB (Merlot)
        Series 1997C
        1.04%, 07/07/03                                    26,000         26,000
    ~ GO TOB Series 394
        1.00%, 07/07/03                                     6,920          6,920
    ~ GO TOB Series F
        0.98%, 07/07/03                                     3,395          3,395
    ~ TOB 20013204
        1.01%, 07/07/03                                    24,750         24,750
      TOB Subseries 2003G-2
        0.90%, 07/07/03                                     4,755          4,755
    ~ TOBP (PT-820)
        1.00%, 07/07/03                                    10,910         10,910

  +~@ NEW YORK CITY, NEW YORK HEALTH
      & HOSPITAL CORP.
      RB TOBP (PA-555)
        0.98%, 07/07/03                                    17,620         17,620

   +@ NEW YORK CITY, NEW YORK
      HOUSING DEVELOPMENT CORP.
      M/F Housing RB (100 Jane
        Street Development Project)
        Series A
        0.96%, 07/07/03                                     6,525          6,525
      M/F Housing RB
        (One Columbus Project)
        Series A
        0.96%, 07/07/03                                    20,700         20,700
      M/F Housing RB (Sierra
        Development) Series 2003A
        0.96%, 07/07/03                                    18,000         18,000
      M/F Rental Housing RB
        (Tribeca Tower Project)
        Series 1997A
        1.00%, 07/07/03                                     2,300          2,300

   +@ NEW YORK CITY, NEW YORK IDA
      Civic Facility RB (Jewish Board
        of Family Services Project)
        1.00%, 07/07/03                                    15,820         15,820
      RB (Allway Tools, Inc. Project)
        1.05%, 07/07/03                                     1,635          1,635
    ~ RB TOBP (PT-459)
        1.01%, 07/07/03                                     4,065          4,065
      Special Facility RB (Korean
        Airlines Co. Project)
        Series 1997A
        0.90%, 07/07/03                                     7,400          7,400

See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      NEW YORK CITY MUNICIPAL WATER
      FINANCE AUTHORITY, NEW YORK
   ~@ RB TOBP (PA-1109)
        1.00%, 07/01/03                                     7,495          7,495
    + TECP Series 5
        0.95%, 09/08/03                                    15,000         15,000
    ~ TECP Series 6
        1.00%, 07/17/03                                    17,900         17,900
        0.95%, 09/02/03                                    25,000         25,000
  +~@ Water & Sewer System RB
        0.98%, 07/07/03                                     4,995          4,995
   ~@ Water & Sewer System
        RB Series C
        0.95%, 07/01/03                                       200            200
  +~@ Water & Sewer System RB
        Series 1994G
        0.85%, 07/01/03                                     1,350          1,350
   ~@ Water & Sewer System RB
        Series 2002C-2
        0.88%, 07/07/03                                     5,200          5,200
   ~@ Water & Sewer System RB
        Sub-Series 2003C-3
        0.85%, 07/01/03                                     3,300          3,300
   ~@ Water & Sewer Systems RB
        Series 2003F Subseries F-1
        0.97%, 07/07/03                                    20,000         20,000
  +~@ Water & Sewer System RB
        TOBP (PA-1054)
        1.00%, 07/07/03                                    10,000         10,000
  +~@ Water & Sewer System RB
        TOBP (PA-523) Series 1999B
        0.98%, 07/07/03                                     4,735          4,735
   ~@ Water & Sewer System RB
        TOBP (PA-838)
        1.02%, 07/07/03                                     4,995          4,995

      NEW YORK CITY TRANSITIONAL
      FINANCE AUTHORITY, NEW YORK
      BAN Series 1
        1.63%, 11/06/03                                    25,000         25,075
      BAN Series 2
        0.95%, 02/19/04                                     8,525          8,581
        1.07%, 02/19/04                                    25,000         25,147
        1.10%, 02/19/04                                    40,000         40,226
      Future Secured Tax Revenue
        Refunding Bond Series 2003A
        1.45%, 11/01/03                                    20,210         20,347
   +@ RB (Future Tax Secured)
        Series 2001C
        0.95%, 07/07/03                                     2,000          2,000
   ~@ RB Subseries 2002-2A
        0.95%, 07/01/03                                    10,000         10,000
   ~@ RB Subseries 2D
        0.95%, 07/07/03                                     2,500          2,500
  +~@ RB TOB Series 2000A
        1.01%, 07/07/03                                    15,720         15,720
   ~@ RB TOBP (PA-917)
        1.07%, 07/07/03                                    14,545         14,545
   ~@ TOBP (PT-1724)
        1.01%, 07/01/03                                     6,000          6,000

   +@ NEW YORK CITY, NEW YORK TRUST
      FOR CULTURAL RESOURCES
      RB (American Museum of
        Natural History Project)
        Series 1999B
        1.60%, 07/01/03                                    13,360         13,360

    + NEW YORK METROPOLITAN
      TRANSPORTATION AUTHORITY
   ~@ RB (Dedicated Tax Fund)
        Series 2002B
        0.95%, 07/07/03                                     9,000          9,000
    @ RB TOB Series 724X
        1.00%, 07/07/03                                    22,000         22,000
   ~@ RB TOBP (PA-1031-R)
        1.15%, 08/21/03                                    19,995         19,995
   ~@ Revenue Refunding Bond
        Series 2002G-2
        0.96%, 07/07/03                                     5,000          5,000
   ~@ Revenue Refunding Bond
        Series 2002D-1
        0.90%, 07/07/03                                     9,600          9,600
   ~@ Revenue Refunding Bond
        Series 2002G-1
        0.96%, 07/07/03                                     4,725          4,725
   ~@ Service Contract TOB
        Series 678
        1.00%, 07/07/03                                    19,000         19,000
      Transportation Facilities RB
        (Service Contract)
        Series 1993P
        1.15%, 07/01/03                                     4,000          4,060
      TECP
        1.10%, 09/10/03                                    18,500         18,500


See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      TECP Series 1-A
        0.90%, 09/09/03                                    25,000         25,000
        0.90%, 11/10/03                                     5,000          5,000

    + NEW YORK STATE
      Environmental Quality GO
        Series 1998G
        1.48%, 10/02/03                                    14,300         14,300
    @ GO Series A
        1.50%, 10/09/03                                    16,200         16,200

   +@ NEW YORK STATE DORMITORY
      AUTHORITY
      RB (New York Foundling
        Charitable Corp. Project)
        0.96%, 07/07/03                                     4,355          4,355
    ~ RB Putters Series 107
        1.20%, 09/04/03                                    11,625         11,625
    ~ RB TOB Series 15
        0.90%, 12/17/03                                    27,030         27,030
    ~ RB TOB Series 2001D
        1.00%, 07/07/03                                     2,900          2,900
    ~ TOB
        1.01%, 07/07/03                                    12,375         12,375
    ~ TOBP (PT-797) Series 2003A
        0.98%, 07/07/03                                     7,295          7,295

  +~@ NEW YORK STATE ENERGY
      RESEARCH & DEVELOPMENT AUTHORITY
      Gas Facilities RB TOB
        Series 379
        1.00%, 07/07/03                                    14,125         14,125
      TOB (Eagle Trust)
        Series 1994A
        1.01%, 07/07/03                                    14,850         14,850

   ~@ NEW YORK STATE ENVIRONMENTAL
      FACILITIES CORP.
      Environmental Pollution Control
        RB TOB Series 1994D
        1.01%, 07/07/03                                    17,050         17,050
      TOB (Eagle Trust)
        1.01%, 07/07/03                                    24,225         24,225

   +@ NEW YORK STATE HFA
      Housing RB (345 East 94th
        Street Housing Project)
        0.90%, 07/07/03                                    26,165         26,165
      Housing RB (Worth Street
        Housing Project) Series A
        1.15%, 07/07/03                                    10,000         10,000
      M/F Housing RB Series 1999A
        0.96%, 07/07/03                                    17,500         17,500
      RB (101 West End Project)
        Series 1998
        0.90%, 07/07/03                                    10,600         10,600
      RB (101 West End Project)
        Series 1999
        0.90%, 07/07/03                                     1,600          1,600
      RB (150 East 44th Street
        Project) Series 2000A
        0.90%, 07/07/03                                    43,500         43,500
      RB (345 East 94th Street
        Housing Project)
        0.90%, 07/07/03                                     3,800          3,800
      RB (350 West 43rd Street
        Housing Project)
        Series 2002A
        0.98%, 07/07/03                                    14,000         14,000
      RB (66 West 38th Street
        Project) Series A
        1.00%, 07/07/03                                    11,400         11,400
      RB (70 Battery Place Project)
        Series 1999A
        0.96%, 07/07/03                                    10,100         10,100
      RB (Chelsea Arms Housing
        Project) Series 1998A
        0.95%, 07/07/03                                    18,000         18,000
      RB (East 84th Street Housing
        Project) Series 1995A
        1.15%, 07/07/03                                     4,000          4,000
      RB (Tribeca Landing)
        Series 1997A
        1.00%, 07/07/03                                     4,500          4,500
      RB (Tribeca Park) Series 1997A
        0.95%, 07/07/03                                    13,000         13,000
      RB (Union Square South
        Housing Project)
        1.00%, 07/07/03                                     9,000          9,000
      RB (West 20th Street Project)
        Series 2001A
        1.05%, 07/07/03                                    30,600         30,600
      RB (West 38th Street Project)
        Series 2001A
        1.00%, 07/07/03                                     5,200          5,200
      RB Series 1997A
        1.00%, 07/07/03                                    20,000         20,000

See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      Service Contract Revenue
        Refunding Bond
        Series 2003B
        0.90%, 07/07/03                                    10,000         10,000
      Service Contract Revenue
        Refunding Bond
        Series 2003D
        0.90%, 07/07/03                                    15,000         15,000
      Service Contract Revenue
        Refunding Bond
        Series 2003E
        0.90%, 07/07/03                                     5,000          5,000
      Service Contract Revenue
        Refunding Bond
        Series 2003G
        1.05%, 07/07/03                                    10,000         10,000
      Service Contract Revenue
        Refunding Bond
        Series 2003I
        1.05%, 07/07/03                                    12,500         12,500

   +@ NEW YORK STATE LOCAL
      GOVERNMENT ASSISTANCE CORP.
      RB Series 1993A
        0.90%, 07/07/03                                     6,600          6,600
      RB Series 1994B
        0.90%, 07/07/03                                    17,100         17,100
      RB Series 1995D
        0.90%, 07/07/03                                     7,500          7,500
      RB Series 1995G
        0.85%, 07/07/03                                     8,800          8,800
    ~ Revenue Refunding Bond
        Series 2003A-5V
        0.92%, 07/07/03                                    10,000         10,000
    ~ Revenue Refunding Bond
        Series 2003A-7V
        0.90%, 07/07/03                                     5,000          5,000
    ~ TOB
        1.01%, 07/07/03                                     9,900          9,900
      TOB Series 2000-23
        1.01%, 07/07/03                                    20,965         20,965

   ~@ NEW YORK STATE MORTGAGE AGENCY
      RB TOB Series 1999Z
        1.00%, 07/07/03                                     8,765          8,765
      RB TOB Series 2000B3
        1.09%, 07/07/03                                       790            790
      RB TOBP (PA-153C)
        1.01%, 07/07/03                                     4,640          4,640
      RB TOBP (PA-627R)
        1.01%, 07/07/03                                    13,995         13,995
      RB TOBP (PT-289)
        1.15%, 07/07/03                                     5,465          5,465
      TOB Series 1999F
        1.00%, 07/07/03                                    24,795         24,795

   ~@ NEW YORK STATE POWER AUTHORITY
      RB Series 5
        0.95%, 07/07/03                                     8,400          8,400

      NEW YORK STATE THRUWAY AUTHORITY
      General Revenue BAN
        Series 2003A
        1.10%, 04/20/04                                    30,000         30,006

   ~@ General Revenue TOB
        Series 456
        1.00%, 07/07/03                                     6,995          6,995
  +~@ RB TOBP (Second General
        Highway & Bridge Trust Fund)
        (PT-777)
        0.98%, 07/07/03                                    10,000         10,000
   ~@ Service Contract RB
        (Roc-R-142) Series II
        1.01%, 07/07/03                                     4,995          4,995

      NORTH SYRACUSE, NEW YORK
      CENTRAL SCHOOL DISTRICT
      BAN Series 2003
        0.95%, 06/18/04                                    29,200         29,423

      PORT AUTHORITY OF NEW YORK &
      NEW JERSEY
      BAN Series 2003VV
        1.12%, 12/15/03                                    35,000         35,004
  +~@ Special Obligation RB TOB
        Series 2000B5
        1.08%, 07/07/03                                     1,485          1,485

   +@ SCHENECTADY, NEW YORK
      IDRB (Fortitech Holding Corp.
        Project) Series 1995A
        1.10%, 07/07/03                                       900            900

      SHERBURNE EARLVILLE, NEW YORK
      CENTRAL SCHOOL DISTRICT
      BAN Series 2002
        1.52%, 09/18/03                                     5,978          5,989

      SUFFOLK COUNTY, NEW YORK
      TAN
        1.05%, 08/14/03                                     5,000          5,003
        1.50%, 09/09/03                                     8,300          8,316

See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)

 ~@ SUFFOLK COUNTY, NEW YORK WATER
    AUTHORITY
    BAN 2003
      0.90%, 07/07/03                                      10,000         10,000

 ~@ TOMPKINS COUNTY, NEW YORK
    INDUSTRIAL DEVELOPMENT AGENCY
    RB (Civic Facility Cornell)
      Series 2002A
      0.95%, 07/07/03                                       6,525          6,525
    RB (Civic Facility Cornell)
      Series 2002B
      0.95%, 07/07/03                                       7,000          7,000

 ~@ TRIBOROUGH, BRIDGE & TUNNEL
    AUTHORITY, NEW YORK
    RB Putters Series 293
      1.00%, 07/07/03                                       9,995          9,995
    RB Series 194
      1.01%, 07/07/03                                       9,995          9,995
    RB TOB Series 2002-14
      1.01%, 07/07/03                                      20,000         20,000
  + Revenue Refunding Bond
      Series 2002C
      0.85%, 07/07/03                                      10,000         10,000
  + Special Obligation RB Series C
      0.90%, 07/07/03                                      13,200         13,200
  + Special Obligation Refunding
      Bond Series 2000A
      0.90%, 07/07/03                                       8,550          8,550
    TOBP (PA-1070)
      1.00%, 07/07/03                                      14,000         14,000

    ULSTER COUNTY, NEW YORK
    BAN 2003
      1.00%, 06/11/04                                       6,500          6,546

    WEST GENESEE CENTRAL,
    NEW YORK SCHOOL DISTRICT
    BAN 2002
      1.60%, 07/11/03                                      13,935         13,939

 +@ WESTCHESTER COUNTY,
    NEW YORK IDA
    IDRB (Levister Redevelopment
      Co., LLC) Series B
      0.90%, 07/07/03                                       6,000          6,000

 +@ YONKERS, NEW YORK CIVIC
    FACILITIES
    IDRB (Consumers Union Facility
      Project) Series 1989
      1.05%, 07/07/03                                       1,300          1,300
    IDRB (Consumers Union Facility
      Project) Series 1991
      1.05%, 07/07/03                                         700            700
  ~ IDRB (Consumers Union Facility
      Project) Series 1994
      1.05%, 07/07/03                                       1,740          1,740
                                                                     -----------
                                                                       1,735,148

    PUERTO RICO 1.6%

    GOVERNMENT DEVELOPMENT BANK
    OF PUERTO RICO
    TECP
      1.00%, 08/07/03                                      19,000         19,000
+~@ PUERTO RICO HOUSING FINANCE
    CORPORATION
    RB TOB Series J
      1.20%, 04/01/04                                       9,900          9,900
                                                                     -----------
                                                                          28,900

-------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value                                      $  1,764,048 a
Cash                                                                    19,997
Receivables:
      Fund shares sold                                                   1,455
      Interest                                                           5,329
      Investments sold                                                   3,000
Prepaid expenses                                               +            21
                                                               ---------------
TOTAL ASSETS                                                         1,793,850


LIABILITIES
------------------------------------------------------------------------------
Payables:
      Fund shares redeemed                                               3,068
      Dividends to shareholders                                            330
      Investments bought                                                 8,490
      Investment adviser and administrator fees                             33
      Transfer agent and shareholder service fees                           52
Accrued expenses                                               +            98
                                                               ---------------
TOTAL LIABILITIES                                                       12,071

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                         1,793,850
TOTAL LIABILITIES                                              -        12,071
                                                               ---------------
NET ASSETS                                                        $  1,781,779

NET ASSETS BY SOURCE
Capital received from investors                                      1,781,798
Net realized capital losses                                                (19)

NET ASSETS BY SHARE CLASS
                                                    SHARES
SHARE CLASS                    NET ASSETS   /  OUTSTANDING   =     NAV
Sweep Shares                   $1,047,748        1,047,837       $1.00
Value Advantage Shares         $  734,031          734,024       $1.00


a The amortized cost for the fund's securities was $1,764,048. During the reporting period, the fund had $224,410 in transactions with other SchwabFunds(R).


FEDERAL TAX DATA
----------------------------------------

COST BASIS OF PORTFOLIO     $  1,764,048

AS OF DECEMBER 31, 2002:

UNUSED CAPITAL LOSSES:

Expires 12/31 of:           Loss amount:
  2008                      $         58
  2009                   +            43
                         ---------------
                            $        101



See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
OPERATIONS

For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------
Interest                                                          $10,403

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------
Net realized gains on investments sold                                 98

EXPENSES
---------------------------------------------------------------------------
Investment adviser and administrator fees                           3,144 a
Transfer agent and shareholder service fees:
      Sweep Shares                                                  2,225 b
      Value Advantage Shares                                          795 b
Trustees' fees                                                         17 c
Custodian and portfolio accounting fees                                82
Professional fees                                                      14
Registration fees                                                      24
Shareholder reports                                                    35
Other expenses                                                 +       10
                                                               ------------
Total expenses                                                      6,346
Expense reduction                                              -    1,308 d
                                                               ------------
NET EXPENSES                                                        5,038

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            10,403
NET EXPENSES                                                   -    5,038
                                                               ------------
NET INVESTMENT INCOME                                               5,365
NET REALIZED GAINS                                             +       98
                                                               ------------
INCREASE IN NET ASSETS FROM OPERATIONS                            $ 5,463

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                            % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Sweep Shares                  0.25
  Value Advantage Shares        0.05

  SHAREHOLDER SERVICES:

                            % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Sweep Shares                  0.20
  Value Advantage Shares        0.17


c For the fund's independent trustees only.

d Includes $1,272 from the investment adviser (CSIM) and $36 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through at least April 30, 2004, as follows:

                           % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Sweep Shares                  0.69
  Value Advantage Shares        0.45

This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                         1/1/03-6/30/03        1/1/02-12/31/02
Net investment income                        $    5,365           $     14,200
Net realized gains                        +          98                    198
INCREASE IN NET ASSETS FROM OPERATIONS
                                          ------------------------------------
                                                  5,463                 14,398

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income
Sweep Shares                                      2,599                  7,395
Value Advantage Shares                    +       2,766                  6,805
                                          ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME        5,365                 14,200


TRANSACTIONS IN FUND SHARES                                                    a
------------------------------------------------------------------------------

SHARES SOLD
Sweep Shares                                  1,595,693              2,917,032
Value Advantage Shares                    +     412,572                691,543
                                          ------------------------------------
TOTAL SHARES SOLD                             2,008,265              3,608,575

SHARES REINVESTED
Sweep Shares                                      2,413                  7,250
Value Advantage Shares                    +       2,433                  6,470
                                          ------------------------------------
TOTAL SHARES REINVESTED                           4,846                 13,720

SHARES REDEEMED
Sweep Shares                                 (1,493,981)            (2,869,694)
Value Advantage Shares                    +    (357,184)              (625,673)
                                          ------------------------------------
TOTAL SHARES REDEEMED                        (1,851,165)            (3,495,367)

NET TRANSACTIONS IN FUND SHARES                 161,946                126,928 b

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                           1,619,735              1,492,609
Total increase                            +     162,044                127,126 c
                                          ------------------------------------
END OF PERIOD                                $1,781,779           $  1,619,735



a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Financial Statements
Schwab New Jersey Municipal Money Fund

FINANCIAL HIGHLIGHTS

                                                                1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-    2/2/98 1-
                                                                6/30/03*    12/31/02    12/31/01    12/31/00    12/31/99   12/31/98
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period                           1.00         1.00        1.00        1.00        1.00       1.00
                                                               ------ --------------------------------------------------------------
Income from investment operations:
     Net investment income                                       0.00 2       0.01        0.02        0.03        0.03       0.03
                                                               ------ --------------------------------------------------------------
Less distributions:
     Dividends from net investment income                       (0.00) 2     (0.01)      (0.02)      (0.03)      (0.03)     (0.03)
                                                               ------ --------------------------------------------------------------
Net asset value at end of period                                 1.00         1.00        1.00        1.00        1.00       1.00
                                                               ------ --------------------------------------------------------------
Total return (%)                                                 0.27 3       0.84        2.13        3.38        2.58       2.60 3

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                            0.65 4       0.65 5      0.65       0.65 6       0.65       0.65 4
Ratio of gross operating expenses to
   average net assets                                            0.86 4       0.88 5      0.90       0.92 6       0.94       1.13 4
Ratio of net investment income to
   average net assets                                            0.53 4       0.83        2.08       3.35         2.60       2.75 4
Net assets, end of period ($ x 1,000,000)                         489          425         382        321          206         98

* Unaudited.

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 The ratios of net and gross operating expenses would have been 0.66% and 0.89%, respectively, if certain non-routine expenses (taxes) had been included.

6 The ratios of net and gross operating expenses would have been 0.66% and 0.93%, respectively, if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                      COST          MARKET VALUE
HOLDINGS BY CATEGORY                                ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
100.0%        MUNICIPAL
              SECURITIES                            467,283            467,283
              ------------------------------------------------------------------
100.0%        TOTAL INVESTMENTS                     467,283            467,283

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,              FACE VALUE         MKT. VALUE
      RATE, MATURITY DATE                         ($ x 1,000)        ($ x 1,000)
      MUNICIPAL SECURITIES
      100.0% of investments
      --------------------------------------------------------------------------
      NEW JERSEY  99.7%

  +~@ DELAWARE RIVER PORT AUTHORITY
      RB TOBP (PA-606)
           1.01%, 07/07/03                             14,050             14,050
      RB TOBP (PA-611)
           1.01%, 07/07/03                              1,695              1,695

      DELRAN TOWNSHIP, NEW JERSEY
      BAN
           1.10%, 01/14/04                              2,842              2,852

      EAST BRUNSWICK TOWNSHIP,
      NEW JERSEY
      BAN
           1.10%, 02/27/04                              8,000              8,048

  +~@ ESSEX COUNTY, NEW JERSEY
      IMPROVEMENT AUTHORITY
      Lease Revenue TOBP
           (PA-648)
           0.97%, 07/07/03                              5,995              5,995
      RB (County Asset Sale Project)
           Series 1995
           0.95%, 07/07/03                              1,000              1,000

   +@ MONMOUTH COUNTY, NEW JERSEY
      IMPROVEMENT AUTHORITY
      RB (Pooled Government Loan
           Program)
           0.83%, 07/07/03                             12,085             12,085

    + NEW JERSEY ECONOMIC
      DEVELOPMENT AUTHORITY
      Market Transition Facility Sr.
           Lien RB Series 1994A
           0.87%, 07/01/03                              5,000              5,000
   ~@ Natural Gas Facilities RB TOB
           (Nui Corp. Project) Series 161
           1.01%, 07/07/03                              1,525              1,525
    @ RB (500 International Partners
           Project)
           0.95%, 07/07/03                              5,800              5,800
    @ RB (Catholic Community
           Services Project)
           0.95%, 07/07/03                              4,910              4,910
    @ RB (Geriatric Services Housing
           Corp. Project)
           0.95%, 07/07/03                             10,475             10,475
    @ RB (Golf Holdings, LLC)
           Series 2001A
           0.95%, 07/07/03                             22,000             22,000
    @ RB (Graphic Management, Inc.
           Project)
           0.95%, 07/07/03                              5,245              5,245
    @ RB (Hamilton Industrial
           Development Project)
           Series 1998
           1.10%, 07/07/03                              6,220              6,220
    @ RB (Jewish Home Rockleigh
           Project) Series 1998A
           1.27%, 07/07/03                              4,900              4,900
    @ RB (Job Haines Home Project)
           1.00%, 07/07/03                              3,700              3,700
    @ RB (St. James Prep & Social
           Service Project) Series 1998
           1.00%, 07/07/03                              3,240              3,240


See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND


      PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,              FACE VALUE         MKT. VALUE
      RATE, MATURITY DATE                         ($ x 1,000)        ($ x 1,000)
      --------------------------------------------------------------------------
    @ RB (Stone Brothers Secaucus
           Project)
           1.03%, 07/07/03                              1,860              1,860
    @ RB (Toys R Us, Inc. Project)
           Series 1984
           1.35%, 07/30/03                              3,000              3,000
    @ RB (Wechsler Coffee Corp.
           Project) Series 1998
           1.15%, 07/07/03                                870                870
   ~@ RB TOBP (PT-779)
           0.97%, 07/07/03                              9,995              9,995
   ~@ Revenue Refunding Bond
           (Airis Newark, LLC Project)
           0.95%, 07/07/03                              3,800              3,800
    @ Revenue Refunding Bond
           (Plaza Park Project
           1.10%, 07/07/03                              3,615              3,615
    @ Special Facility RB (Port Newark
           Container, LLC)
           1.03%, 07/07/03                             14,300             14,300
      TECP (Chambers Cogen)
           0.90%, 09/10/03                             10,300             10,300
      TECP (Keystone)
           0.90%, 09/09/03                              3,600              3,600
           0.90%, 09/10/03                              2,300              2,300
    @ Thermal Energy Facilities RB
           (Marina Energy, LLC Project)
           Series 2001A
           0.95%, 07/07/03                              7,100              7,100
    @ Thermal Energy Facilities RB
           (Thermal Energy, Ltd.
           Partnership I Project)
           Series 1997
           1.10%, 07/07/03                              4,600              4,600

   +@ NEW JERSEY HEALTH CARE
      FACILITIES FINANCING AUTHORITY
      RB (Community Hospital Group)
           Series 2003A-1
           0.95%, 07/07/03                               1,500              1,500
      RB (Matheny School Hospital)
           Series 2003A-2
           0.95%, 07/07/03                               1,750              1,750
      RB (Meridian Health System)
           Series 2003A
           0.90%, 07/07/03                               5,000              5,000
      RB (Meridian Health System)
           Series 2003B
           1.00%, 07/07/03                               3,000              3,000
      RB (Princeton Medical Center
           Project) Series 1999A-3
           0.95%, 07/07/03                              2,100              2,100
      RB (Robert Wood Johnson)
           Series 2003A-3
           0.95%, 07/07/03                              2,500              2,500
      RB (St. Joseph's)
           Series 2003A-6
           0.95%, 07/07/03                              3,250              3,250
      RB Series 2001A1
           0.90%, 07/07/03                              6,300              6,300
      RB Series 2001A3
           0.90%, 07/07/03                              7,000              7,000
    ~ RB TOBP (PA-504)
           0.97%, 07/07/03                             11,630             11,630
           Revenue Refunding Bond
           (Christian Health Project)
           Series 1998B
           0.94%, 07/07/03                              9,400              9,400

  +~@ NEW JERSEY SPORTS & EXPOSITION
      AUTHORITY
      RB (State Contract)
           Series 2002B-1
           0.90%, 07/07/03                              4,675              4,675
      RB Series 1992C
           0.90%, 07/07/03                              3,500              3,500

      NEW JERSEY STATE EDUCATIONAL
      FACILITIES AUTHORITY
   +@ RB (Caldwell College)
           Series 2000B
           1.00%, 07/07/03                              2,300              2,300
      RB (Higher Education
           Equipment Leasing Fund)
           Series 2001A
           1.02%, 09/01/03                              3,300              3,316
  +~@ TOB Series II-R 213
           0.98%, 07/07/03                              8,610              8,610

  +~@ NEW JERSEY STATE HOUSING &
      MORTGAGE FINANCE AGENCY
      TOB PT-635
           1.00%, 07/07/03                              4,305              4,305
      RB TOBP (PT-285)
           1.25%, 07/17/03                                645                645
      RB TOBP (PT-287)
           1.00%, 07/01/03                              1,000              1,000
    + RB (Home Buyer Project)
           Series EE
           1.10%, 04/01/04                              7,430              7,430


See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,            FACE VALUE MKT.     VALUE RATE,
      MATURITY DATE                                ($ x 1,000)       ($ x 1,000)
      --------------------------------------------------------------------------

  +~@ NEW JERSEY STATE TRANSIT CORP.
      TOB (Certificates)
           Series 2000- 148
           0.95%, 07/07/03                                500                500

   +@ NEW JERSEY STATE
      TRANSPORTATION TRUST FUND
      AUTHORITY
    ~ TOB Series 203
           0.98%, 07/07/03                              4,895              4,895
      TOB Series 2000C
           0.98%, 07/07/03                             11,495             11,495
    ~ TOB Series II-R 221
           0.98%, 07/07/03                              4,995              4,995

   +@ NEW JERSEY STATE TURNPIKE
      AUTHORITY
      RB Series 1991D
           0.90%, 07/07/03                              2,000              2,000
    ~ RB TOB (2000-3002)
           0.98%, 07/07/03                              8,000              8,000
    ~ RB TOBP (PA-719)
           1.01%, 07/07/03                              3,665              3,665
    ~ RB TOBP (PT-747)
           1.06%, 07/07/03                              3,595              3,595
    ~ TOB (Munitops) Series 2000-6
           1.01%, 07/07/03                              7,000              7,000

      NEWARK, NEW JERSEY
      BAN
           1.65%, 08/01/03                              7,984              7,990
           1.75%, 08/01/03                              3,650              3,652
           1.85%, 08/01/03                              6,735              6,739

  +~@ NORTH HUDSON, NEW JERSEY
      SEWAGE AUTHORITY
      RB Series 2001B
           0.90%, 07/07/03                             11,650             11,650

    + PASSAIC VALLEY, NEW JERSEY
      SEWAGE COMMISSION
      Sewer System RB
           Series 2003F
           1.15%, 12/01/03                              4,470              4,505

      PORT AUTHORITY OF NEW YORK &
      NEW JERSEY
      BAN Series 2003VV
           1.03%, 12/15/03                              2,400              2,401
           1.12%, 12/15/03                             15,000             15,002
    + RB (119th Series)
           1.55%, 09/15/03                              2,975              2,996
      RB Series 2003UU
           1.04%, 10/15/03                             12,000             12,033
  +~@ Special Obligation RB TOB
           Series 2000B5
           1.08%, 07/07/03                                800                800
    + TECP
           1.05%, 08/11/03                              7,000              7,000
           0.90%, 09/08/03                              2,000              2,000
  +~@ TOB Series 153
           1.00%, 07/07/03                                370                370
  +~@ TOB Series 693
           1.01%, 07/07/03                              7,000              7,000
   +@ TOBP (PA-518)
           1.10%, 04/08/04                              6,795              6,795

      PRINCETON BOROUGH, NEW JERSEY
      BAN
           0.90%, 06/11/04                              8,214              8,260

      PRINCETON TOWNSHIP, NEW JERSEY
      BAN
           0.88%, 06/11/04                              8,962              9,014

      SPARTA TOWNSHIP, NEW JERSEY
      BAN
           1.02%, 06/04/04                              6,595              6,639

  +~@ TRENTON, NEW JERSEY PARKING
      AUTHORITY
      Putters RB TOB Series 221
           0.95%, 07/07/03                              4,320              4,320

   +@ UNION COUNTY, NEW JERSEY
      IMPROVEMENT AUTHORITY
      RB (Cedar Glen Housing Corp.)
           Series 2001A
           0.90%, 07/07/03                             13,100             13,100

  +~@ UNIVERSITY MEDICINE & DENTISTRY
      OF NEW JERSEY
      RB Series 2002B
           0.98%, 07/07/03                              7,000              7,000

      WOODBRIDGE TOWNSHIP,
      NEW JERSEY
      BAN
           1.52%, 07/08/03                              7,000              7,001
                                                                        --------
                                                                         465,703


See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

      PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,              FACE VALUE         MKT. VALUE
      RATE, MATURITY DATE                         ($ x 1,000)        ($ x 1,000)
      --------------------------------------------------------------------------
      PUERTO RICO  0.3%

  +~@ PUERTO RICO COMMONWEALTH
      Public Improvement TOB
           Series 2001R
           1.00%, 07/07/03                                635                635
      Public Improvement TOB
           Series 3
           0.98%, 07/07/03                                200                200

  +~@ PUERTO RICO HOUSING FINANCE
      CORP.
      RB TOB Series R
           1.00%, 07/07/03                                745                745
                                                                           -----
                                                                           1,580
      --------------------------------------------------------------------------

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.



See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                           $ 467,283 a
Cash                                                                       9,607
Receivables:
    Interest receivable                                                    1,632
    Investments sold                                                      11,041
Prepaid expenses                                                    +         10
                                                                    ------------
TOTAL ASSETS                                                             489,573

LIABILITIES
--------------------------------------------------------------------------------
Payables:
    Dividends to shareholders                                                 75
    Investment adviser and administrator fees                                  7
    Transfer agent and shareholder service fees                               18
Accrued expenses                                                    +         32
                                                                    ------------
TOTAL LIABILITIES                                                            132

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             489,573
TOTAL LIABILITIES                                                   -        132
                                                                    ------------
NET ASSETS
                                                                       $ 489,441
NET ASSETS BY SOURCE
Capital received from investors                                          489,432
Net realized capital gains                                                     9

NET ASSET VALUE (NAV)
                       SHARES
NET ASSETS        /    OUTSTANDING      =    NAV
$489,441               489,172               $1.00

a The amortized cost for the fund's securities was $467,283. During the reporting period, the fund had $288,300 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
------------------------------------

COST BASIS OF PORTFOLIO     $467,283

See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
OPERATIONS

For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $  2,715

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                         9

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    871 a
Transfer agent and shareholder service fees                                1,032 b
Trustees' fees                                                                14 c
Custodian and portfolio accounting fees                                       19
Professional fees                                                             10
Registration fees                                                             10
Shareholder reports                                                            9
Other expenses                                                       +         6
                                                                     -----------
Total expenses                                                             1,971
Expense reduction                                                    -       480 d
                                                                     -----------
NET EXPENSES                                                               1,491

Increase in net assets from operations
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    2,715
NET EXPENSES                                                         -     1,491
                                                                     -----------
NET INVESTMENT INCOME                                                      1,224
NET REALIZED GAINS                                                   +         9
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $  1,233


a Calculated on a graduated basis as a percentage of average daily net assets: 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/03 - 6/30/03   1/1/02 - 12/31/02
Net investment income                                 $1,224              $3,334
Net realized gains                          +              9                 339
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 1,233               3,673

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   1,224               3,348

TRANSACTIONS IN FUND SHARES                                                       a
--------------------------------------------------------------------------------
Shares sold                                          601,826           1,159,279
Shares reinvested                                      1,136               3,302
Shares redeemed                             +       (538,333)         (1,120,441)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                       64,629              42,140

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  424,803             382,338
Total increase                              +         64,638              42,465  b
                                            ------------------------------------
END OF PERIOD                                       $489,441            $424,803

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Financial Statements

Schwab Pennsylvania Municipal Money Fund

FINANCIAL HIGHLIGHTS

                                            1/1/03-     1/1/02-    1/1/01-    1/1/00-    1/1/99-     2/2/98 1-
                                            6/30/03*    12/31/02   12/31/01   12/31/00   12/31/99    12/31/98
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00        1.00       1.00       1.00       1.00        1.00
                                            -------------------------------------------------------------------
Income from investment operations:
    Net investment income                       0.00 2      0.01       0.02       0.04       0.03        0.03
Less distributions:
Dividends from net investment income           (0.00)2     (0.01)     (0.02)     (0.04)     (0.03)      (0.03)
                                            -------------------------------------------------------------------
Net asset value at end of period                1.00        1.00       1.00       1.00       1.00        1.00
                                            -------------------------------------------------------------------
Total return (%)                                0.30 3      0.87       2.20       3.57       2.71        2.72 3

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                          0.65 4      0.65       0.65       0.65 5     0.65        0.65 4
Ratio of gross operating expenses to
    average net assets                          0.87 4      0.89       0.92       0.92 5     0.94        1.16 4
Ratio of net investment income to
    average net assets                          0.61 4      0.87       2.14       3.52       2.68        2.85 4
Net assets, end of period ($ x 1,000,000)        316         301        292        225        164         122

* Unaudited.

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 The ratios of net and gross operating expenses would have been 0.66% and 0.93%, respectively, if certain non-routine expenses (proxy fees) had been included.

See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+  Credit-enhanced security

~  Liquidity-enhanced security

@  Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                      COST      MARKET VALUE
HOLDINGS BY CATEGORY                              ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
100.0%        MUNICIPAL
              SECURITIES                           315,577           315,577
--------------------------------------------------------------------------------
100.0%        TOTAL INVESTMENTS                    315,577           315,577

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                           ($ x 1,000)    ($ x 1,000)
      MUNICIPAL SECURITIES 100.0% of investments

      PENNSYLVANIA 95.6%

   +@ ALLEGHENY COUNTY, PENNSYLVANIA IDA
      RB (Saureisen Project)
        1.30%, 07/07/03                                    1,200          1,200
    ~ RB TOB MERLOTS 2002-A48
        1.08%, 07/07/03                                   14,495         14,495

   +@ BERKS COUNTY, PENNSYLVANIA IDA
      RB (Beacon Container Project)
        1.20%, 07/07/03                                    1,420          1,420

   +@ BLAIR COUNTY, PENNSYLVANIA IDA
      RB (Village of Penn State
        Project) Series 2002C
        0.97%, 07/07/03                                    5,000          5,000

   +@ BUCKS COUNTY, PENNSYLVANIA IDA
        RB (Klearfold Project)
        1.30%, 07/07/03                                    4,000          4,000

   +@ CAMBRIA COUNTY, PENNSYLVANIA
      IDRB Resource Recovery
        (Cambria Cogen Co. Project)
        1.05%, 07/07/03                                   15,250         15,250

   +@ CHESTER COUNTY, PENNSYLVANIA
      HEALTH & EDUCATION FACILITIES
      AUTHORITY
        RB (Simpson Meadows Project)
        1.00%, 07/07/03                                    3,000          3,000

   +@ CLARION COUNTY, PENNSYLVANIA IDA
      IDRB Energy Development
        (Piney Creek Project)
        0.98%, 07/07/03                                   16,000         16,000

   +@ DELAWARE COUNTY, PENNSYLVANIA AUTHORITY
      Hospital RB (Crozer Chester
      Medical Center)
      1.00%, 07/07/03                                      5,000          5,000

   +@ DELAWARE COUNTY, PENNSYLVANIA IDA
      RB (YMCA of Philadelphia
        Project) Series 1999
        1.10%, 07/07/03                                    2,565          2,565

  +~@ DELAWARE VALLEY, PENNSYLVANIA
      REGIONAL FINANCE AUTHORITY
      Local Government RB TOB
        Series 2002E
        1.04%, 07/07/03                                    4,555          4,555

  +~@ ERIE COUNTY, PENNSYLVANIA
      SCHOOL DISTRICT
      GO Series 2001 TOB 2001-5
        1.10%, 10/08/03                                   16,800         16,800

  +~@ HARRISBURG, PENNSYLVANIA
      AUTHORITY
      RB Series 2002B
        1.25%, 07/07/03                                    2,500          2,500

   +@ LANCASTER COUNTY, PENNSYLVANIA
      HOSPITAL AUTHORITY
      Health Center RB (Brethren
        Village Project)
        1.05%, 07/07/03                                    1,300          1,300

See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND


      PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
  +~@ MERCER COUNTY, PENNSYLVANIA
      GO TOB (Munitops Certificates)
        Unlimited Series 2001-18
        1.04%, 07/07/03                                    3,600          3,600

   +@ MONTGOMERY COUNTY,
      PENNSYLVANIA HIGHER EDUCATION
      & HEALTH AUTHORITY
      RB (Madlyn & Leonard
        Abramson Project)
        1.00%, 07/07/03                                    3,200          3,200

    + MONTGOMERY COUNTY,
      PENNSYLVANIA IDA
    @ Environmental Facilities RB
        (Lonza, Inc. Project)
        1.09%, 07/07/03                                    7,000          7,000
      TECP Exelon
        1.10%, 07/03/03                                   10,000         10,000
      TECP PECO Energy
        1.05%, 08/18/03                                    5,400          5,400

   +@ MONTGOMERY COUNTY,
      PENNSYLVANIA REDEVELOPMENT
      AUTHORITY
      M/F Housing RB (Brookside
        Manor Apartments)
        Series 2001A
        0.85%, 07/07/03                                    1,300          1,300

    + NORTHAMPTON COUNTY,
      PENNSYLVANIA HIGHER EDUCATION
      AUTHORITY
      RB (Lehigh University)
        0.82%, 08/15/03                                    1,500          1,509

  +~@ NORTHAMPTON COUNTY,
      PENNSYLVANIA GENERAL PURPOSE
      AUTHORITY
      RB TOB Series 2002-2
        1.13%, 12/03/03                                    3,000          3,000

  +~@ NORWIN PENNSYLVANIA SCHOOL
      DISTRICT
      GO TOB (Munitops Certificates)
        Series 2001-12
        1.15%, 12/03/03                                    8,710          8,710

      PENNSYLVANIA STATE
      GO Series 2003
        0.92%, 07/01/04                                    4,990          5,242
   +@ GO (Macon Trust Receipts)
        Series 2001F
        1.06%, 07/07/03                                    3,575          3,575
  +~@ TOB Series 1997C
        1.05%, 07/07/03                                   11,870         11,870
  +~@ TOBP (PA-1035R)
        0.90%, 12/18/03                                    4,995          4,995
   +@ TOBP (PA-1131)
      0.99%, 07/07/03                                     10,000         10,000

  +~@ PENNSYLVANIA CONVENTION CENTER
      AUTHORITY
      RB TOBP (PT-1224)
        0.99%, 07/07/03                                    3,345          3,345

    @ PENNSYLVANIA ECONOMIC
      DEVELOPMENT FINANCE AUTHORITY
    + Exempt Facilities RB (AMTRAK
        Project) Series 2001B
        1.00%, 07/07/03                                    9,900          9,900
      Exempt Facilities RB (Merck &
        Company Project) Series 2000
        1.05%, 07/07/03                                    5,000          5,000
    + Exempt Facilities RB
        (Reliant Energy Seward Project)
        Series 2001A
        1.03%, 07/07/03                                    7,900          7,900
   +@ Exempt Facilities RB (Reliant
        Energy Seward, LLC Project)
        Series 2002B
        1.15%, 07/07/03                                    6,000          6,000
      RB (Merck & Co., Inc. West Point
        Project)
        1.05%, 07/07/03                                   11,700         11,700

   +@ PENNSYLVANIA ENERGY
      DEVELOPMENT AUTHORITY
      RB (B&W Ebensburg Project)
        0.98%, 07/07/03                                    8,100          8,100

      PENNSYLVANIA HFA
   ~@ RB TOB Series1998Y
        1.20%, 09/25/03                                    7,400          7,400
      Residential Development
      Revenue Refunding Bond
        1.25%, 07/01/03                                    1,375          1,375
   ~@ S/F Mortgage RB TOBP
        (PT-278) Series 1999-66A
        0.90%, 12/18/03                                   10,340         10,340

See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
 ~@ S/F Mortgage RB TOBP
      (PT-119A) Series 1997
      0.99%, 07/07/03                                    3,965          3,965
 ~@ S/F Mortgage TOBP (P-1055)
      1.03%, 07/07/03                                    3,600          3,600
 ~@ TOB (PA-989R)
      1.03%, 07/07/03                                    5,600          5,600
 ~@ TOB (Regulation D) Series L10
      1.15%, 07/07/03                                    6,000          6,000
  ~ TOB Series 1999U
      1.20%, 08/14/03                                    4,895          4,895

    PENNSYLVANIA HIGHER EDUCATION
    ASSISTANCE AGENCY
    RB (Trustees of University of
      Pennsylvania) Series B
      1.46%, 09/01/03                                    2,000          2,017
+~@ Student Loan RB
      Series 2000A
      1.05%, 07/07/03                                    4,200          4,200
+~@ Student Loan RB
      Series 2001A
      1.05%, 07/07/03                                    7,800          7,800

  @ PENNSYLVANIA STATE UNIVERSITY
    RB Series 2002A
      1.00%, 07/07/03                                    1,300          1,300

+~@ PHILADELPHIA AUTHORITY FOR
    INDUSTRIAL DEVELOPMENT,
    PENNSYLVANIA
    IDRB TOBP (1998PZ)
      (Philadelphia Airport)
      Series 1998A
      1.68%, 07/10/03                                    5,000          5,000

  + PHILADELPHIA SCHOOL DISTRICT,
    PENNSYLVANIA
    Revenue Refunding Bond
      Series 1999D
      0.87%, 03/01/04                                    1,000          1,028

+~@ SPRING FORD, PENNSYLVANIA AREA
    SCHOOL DISTRICT
    TOB Series 247
      1.01%, 07/07/03                                    3,500          3,500

    TEMPLE UNIVERSITY OF THE
    COMMONWEALTH SYSTEM OF
    HIGHER EDUCATION, PENNSYLVANIA
    RB (University Funding
      Obligation)
      1.20%, 05/04/04                                    7,100          7,100

  + TRINITY, PENNSYLVANIA AREA
    SCHOOL DISTRICT
    Revenue Refunding GO
      Series 1993A
      1.10%, 11/01/03                                      500            506

 +@ WEST CORNWALL TOWNSHIP,
    PENNSYLVANIA MUNICIPAL
    AUTHORITY
    RB (Lebanon Valley Brethren
      Project)
      1.05%, 07/07/03                                    1,520          1,520
                                                                      -------
                                                                      301,577
    PUERTO RICO 4.4%

    GOVERNMENT DEVELOPMENT
    BANK OF PUERTO RICO
    TECP

        1.00%, 08/07/03                                    3,500          3,500
        1.00%, 08/15/03                                    6,500          6,500
        0.90%, 09/19/03                                    4,000          4,000
                                                                        -------
                                                                         14,000

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                           $ 315,577 a
Cash                                                                          45
Interest receivable                                                          792
Prepaid expenses                                                  +           19
                                                                  --------------
TOTAL ASSETS                                                             316,433

LIABILITIES
--------------------------------------------------------------------------------
Payables:
    Dividends to shareholders                                                 58
    Investment adviser and administrator fees                                  4
    Transfer agent and shareholder service fees                               12
Accrued expenses                                                  +           27
                                                                  --------------
TOTAL LIABILITIES                                                            101

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             316,433
TOTAL LIABILITIES                                                 -          101
                                                                  --------------
NET ASSETS                                                             $ 316,332

NET ASSETS BY SOURCE

Capital received from investors                                          316,332

NET ASSET VALUE (NAV)
                       SHARES
NET ASSETS        /    OUTSTANDING      =    NAV
$316,332               316,346               $1.00

a The amortized cost for the fund's securities was $315,577. During the reporting period, the fund had $409,290 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
-------------------------------------

COST BASIS OF PORTFOLIO     $315,577

See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $ 1,960

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    590 a
Transfer agent and shareholder service fees                                  699 b
Trustees' fees                                                                16 c
Custodian and portfolio accounting fees                                       16
Professional fees                                                             11
Registration fees                                                              8
Shareholder reports                                                            7
Other expenses                                                          +      7
                                                                        --------
Total expenses                                                             1,354
Expense reduction                                                       -    344 d
                                                                        --------
NET EXPENSES                                                               1,010

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    1,960
NET EXPENSES                                                            -  1,010
                                                                        --------
NET INVESTMENT INCOME                                                        950
                                                                        --------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $  950

a Calculated on a graduated basis as a percentage of average daily net assets: 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statements of

CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           1/1/03 - 6/30/03    1/1/02 - 12/31/02
Net investment income                            $      950           $    2,481
Net realized gains                         +             --                   27
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                  950                2,508

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                    950                2,485

TRANSACTIONS IN FUND SHARES                                                       a
--------------------------------------------------------------------------------
Shares sold                                         466,220              836,701
Shares reinvested                                       879                2,427
Shares redeemed                            +       (451,968)            (829,555)
                                           -------------------------------------
NET TRANSACTIONS IN FUND SHARES                      15,131                9,573

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 301,201              291,605
Total increase                             +         15,131                9,596  b
                                           -------------------------------------
END OF PERIOD                                    $  316,332           $  301,201

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Financial Statements

Schwab Florida Municipal Money Fund

FINANCIAL HIGHLIGHTS

                                               1/1/03-    1/1/02-   1/1/01-   1/1/00-   1/1/99-   3/18/98 1-
                                               6/30/03*   12/31/02  12/31/01  12/31/00  12/31/99    12/31/98
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00       1.00      1.00      1.00      1.00        1.00
                                               --------------------------------------------------------------
Income from investment operations:
    Net investment income                         0.00 2     0.01      0.02      0.04      0.03        0.02
                                               --------------------------------------------------------------
Less distributions:
    Dividends from net investment income         (0.00) 2   (0.01)    (0.02)    (0.04)    (0.03)      (0.02)
                                               --------------------------------------------------------------
Net asset value at end of period                  1.00       1.00      1.00      1.00      1.00        1.00
                                               --------------------------------------------------------------
Total return (%)                                  0.29 3     0.96      2.32      3.62      2.78        2.37 3

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                            0.61 4     0.59      0.59      0.59 5    0.59        0.59 4
Ratio of gross operating expenses to
    average net assets                            0.85 4     0.87      0.87      0.88 5    0.92        1.00 4
Ratio of net investment income to
    average net assets                            0.59 4     0.95      2.30      3.56      2.75        2.95 4
Net assets, end of period ($ x 1,000,000)        1,016      1,785     1,518     1,435     1,215       1,016

* Unaudited.

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 The ratios of net and gross operating expenses would have been 0.60% and 0.89%, respectively, if certain non-routine expenses (proxy fees) had been included.

See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND


PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

= Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                          COST      MARKET VALUE
HOLDINGS BY CATEGORY                                    ($ x 1,000)  ($ x 1,000)
--------------------------------------------------------------------------------
100.0%   MUNICIPAL
         SECURITIES                                      1,055,035     1,055,035
--------------------------------------------------------------------------------
100.0%   TOTAL INVESTMENTS                               1,055,035     1,055,035



      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE    MKT. VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)

      MUNICIPAL SECURITIES   100.0% of investments
--------------------------------------------------------------------------------

      CALIFORNIA  4.9%

    + CALIFORNIA HIGHER EDUCATION
      LOAN AUTHORITY
      Revenue Refunding Bond
        (Student Loan)
        Series 1987C-1
        1.65%, 07/01/03                                     10,000        10,000

    ~ CALIFORNIA STATE
      GO TECP
        1.05%, 08/07/03                                     16,000        16,000
        1.10%, 08/07/03                                      1,000         1,000
        1.15%, 08/12/03                                     25,000        25,000
                                                                     -----------
                                                                          52,000

      DISTRICT OF COLUMBIA 1.2%

    ~ METROPOLITAN WASHINGTON, D.C.
      AIRPORT AUTHORITY
      TECP
       1.10%, 07/10/03                                      13,000        13,000

      FLORIDA  79.6%

   +@ ALACHUA COUNTY, FLORIDA HEALTH
      FACILITIES AUTHORITY
      RB (Oak Hammock University of
        Florida Project)
        Series 2002A
        1.00%, 07/01/03                                      2,400         2,400

   +@ BREVARD COUNTY, FLORIDA HFA
      M/F Housing Revenue
        Refunding Bond (Shore View
        Apartment Project)
        1.00%, 07/07/03                                      1,900         1,900

   +@ BROWARD COUNTY, FLORIDA
      EDUCATIONAL FACILITIES AUTHORITY
      RB (Nova SouthEastern)
        Series 2000A
        1.00%, 07/07/03                                      5,500         5,500

   +@ BROWARD COUNTY, FLORIDA HFA
      M/F Housing Revenue
        Refunding Bond (Island Club
        Apartments Project) Series
        2001A
        1.08%, 07/07/03                                        100           100
    ~ S/F Mortgage RB TOBP
      (PT-589)
        1.08%, 07/07/03                                      2,615         2,615

      BROWARD COUNTY, FLORIDA SCHOOL
      DISTRICT
      Refunding GO
       1.10%, 02/15/04                                       9,625         9,857

   +@ CHARLOTTE COUNTY, FLORIDA HFA
      M/F Housing RB (Murdock
        Circle Apartments Project)
        1.13%, 07/07/03                                      4,200         4,200

   +@ CLAY COUNTY, FLORIDA UTILITY
      SYSTEM
      RB Series 2003A
        1.00%, 07/07/03                                        840           840


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE    MKT. VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)

   +@ DADE COUNTY, FLORIDA
      IDRB (Dolphins Stadium Project)
        Series 1985C
        1.00%, 07/07/03                                        500           500
    ~ Water & Sewer Systems RB
        0.95%, 07/07/03                                        600           600

   += DADE COUNTY, FLORIDA SCHOOL
      DISTRICT
      Refunding GO
        0.90%, 07/15/04                                     15,530        16,194

   ~@ ESCAMBIA COUNTY, FLORIDA HFA
    + S/F Mortgage RB
        Series 2001C
        1.10%, 07/07/03                                      2,290         2,290
      S/F Mortgage RB
        Series 2002B
        1.15%, 09/04/03                                      2,725         2,725
    + S/F Mortgage RB TOB
        Series 1997A
        1.13%, 07/07/03                                      4,365         4,365
      S/F Mortgage RB TOBP
        (PT-121)
        1.08%, 07/07/03                                      6,100         6,100
    + S/F Mortgage RB TOBP
        (PT-519)
        1.08%, 07/07/03                                      3,135         3,135

   +@ EUSTIS, FLORIDA
      Multi-Purpose RB
        1.00%, 07/07/03                                      1,010         1,010

    + FLORIDA CAPITAL PROJECTS
      FINANCIAL AUTHORITY
      Airport RB
        Series 2001I
        1.09%, 06/01/04                                      3,480         3,580

   +@ FLORIDA DEVELOPMENT FINANCE
      CORP.
      IDRB (Central Farms, Ltd.
        Project) Series 1999A4
        1.10%, 07/07/03                                      1,180         1,180
      IDRB (Pioneer Ram Project)
        Series 1998A3
        1.10%, 07/07/03                                      1,070         1,070
      IDRB (Schmitt Family Project)
        Series 1999A2
        1.10%, 07/07/03                                      2,125         2,125

      IDRB (Sunshine State Project)
        Series 1999A-3
        1.05%, 07/07/03                                        115           115
      IDRB (Vutec Corp. Project)
        Series 1999A1
        1.10%, 07/07/03                                      1,760         1,760

   +@ FLORIDA HOUSING FINANCE CORP.
      M/F Housing RB
        1.09%, 07/07/03                                      6,100         6,100
      M/F Housing RB Series 1983J
        0.97%, 07/07/03                                      3,270         3,270
      M/F Housing RB (South Pointe
        Project) Series 1998J
        1.00%, 07/07/03                                        100           100
      M/F RB (Victoria Park
        Apartments) Series J -1
        1.00%, 07/07/03                                      1,000         1,000
      RB (Heron Park Project)
        Series 1996U
        1.04%, 07/07/03                                      3,605         3,605
      RB (Tiffany Club Project)
        Series 1996P
        1.03%, 07/07/03                                        350           350
      RB (Timberline Apartments)
        Series 1999P
        1.00%, 07/07/03                                        835           835
    ~ RB TOB Series 2000J
        1.10%, 07/07/03                                      4,225         4,225
      RB TOBP (PT-471)
        1.15%, 10/02/03                                     14,760        14,760

    + FLORIDA LOCAL GOVERNMENT
      FINANCE COMMUNITY
      TECP
        1.10%, 08/05/03                                      8,855         8,855
        1.15%, 08/08/03                                      2,989         2,989
        1.10%, 08/12/03                                      2,000         2,000
        1.10%, 08/15/03                                     30,615        30,615

      FLORIDA STATE BOARD OF
      EDUCATION
  +~@ Capital Outlay Public Education
        GO TOB Series 1998A
        1.11%, 07/07/03                                     11,000        11,000
  +~@ Capital Outlay Revenue
        Refunding Series 2001B TOB
        1.05%, 07/07/03                                     14,100        14,100


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND


PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE    MKT. VALUE
      RATE, MATURITY DATE                              ($ x 1,000)  ($ x 1,000)

  +~@ Capital Outlay TOB Series 137
        1.08%, 07/07/03                                     17,905       17,905
   ~@ Capital Outlay TOB Series 233
        1.04%, 07/07/03                                      6,145        6,145
   ~@ Capital Outlay TOB Series 286
        1.20%, 07/16/03                                      5,275        5,275
  +~@ Capital Outlay TOB Series 1998E
        1.05%, 07/07/03                                     12,280       12,280
   ~@ Capital Outlay TOBP (PA-697)
        1.15%, 08/14/03                                     16,015       16,015
    ~ Lottery RB Series 2001B
        1.44%, 07/01/03                                      6,030        6,030

    + FLORIDA STATE BOARD OF FINANCE
      DEPARTMENT OF GENERAL SERVICES
      RB (Environmental Department
        Preservation 2000 Project)
        Series 1997A
        1.10%, 07/01/03                                      1,700        1,700
   ~@ RB TOB Series 317
        1.04%, 07/07/03                                     23,090       23,090

    + FLORIDA STATE CORRECTIONAL
      PRIVATIZATION COMMISSION
      COP
        1.08%, 08/01/03                                      1,565        1,569

    + FLORIDA STATE EDUCATION SYSTEM
      University System Improvement
        Revenue Refunding Bond
        Series 2003A
        0.84%, 07/01/04                                      5,230        5,394

   +@ GAINESVILLE, FLORIDA
      IDRB (Exactech, Inc. Project)
        1.05%, 07/07/03                                      3,000        3,000
      IDRB (Lifesouth Community
        Blood Centers Project)
        Series 1999
        1.00%, 07/07/03                                      5,870        5,870

    + GREATER ORLANDO, FLORIDA
      AVIATION AUTHORITY
   ~@ Airport Facilities Revenue
        Refunding Bond Series 2002E
        1.10%, 07/07/03                                        100          100
      TECP
        1.15%, 08/21/03                                     16,337       16,337

   +@ HALIFAX, FLORIDA HOSPITAL MEDICAL
      CENTER
      RB (Florida Health Care Plan,
        Inc. Project)
        0.95%, 07/07/03                                        500          500

    + HILLSBOROUGH COUNTY,
      FLORIDA AVIATION AUTHORITY
   ~@ RB TOBP (PT-745)
        1.11%, 07/07/03                                      5,495        5,495
      TECP
        1.10%, 07/24/03                                     35,000       35,000
        1.10%, 08/07/03                                      4,000        4,000
        1.10%, 08/13/03                                      2,700        2,700
        1.00%, 08/26/03                                      2,000        2,000

    + HILLSBOROUGH COUNTY,
      FLORIDA CAPITAL IMPROVEMENT
      PROGRAM
   ~@ RB TOB Series 222
        1.04%, 07/07/03                                      9,230        9,230
      TECP
        1.12%, 12/18/03                                     31,148       31,148
        1.15%, 12/18/03                                      9,000        9,000
      TECP Series B
        1.00%, 08/26/03                                      7,000        7,000

   +@ HILLSBOROUGH COUNTY,
      FLORIDA EDUCATIONAL FACILITIES
      AUTHORITY
      RB (University of Tampa Project)
        1.05%, 07/07/03                                      5,700        5,700

   +@ HILLSBOROUGH COUNTY,
      FLORIDA IDA
      Educational Facilities RB
        (Berkeley Preparatory School)
        1.00%, 07/07/03                                      4,785        4,785
      RB (Independent Day School
        Project)
        1.05%, 07/07/03                                      2,000        2,000

   +@ JACKSONVILLE, FLORIDA
      Industrial Development Revenue
        Refunding Bond (Pavilion
        Associates, Ltd. Project)
        0.95%, 07/07/03                                        600          600


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE    MKT. VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)

   +@ JACKSONVILLE, FLORIDA ECONOMIC
      DEVELOPMENT COMMISSION
      Educational Facilities RB
        (Espisopal High School)
        1.00%, 07/07/03                                      6,000         6,000
      RB (Bolles School Project)
        Series 1999A
        1.00%, 07/07/03                                        830           830

    ~ JACKSONVILLE, FLORIDA ELECTRIC
      AUTHORITY
    @ RB (Water & Sewer Systems)
        Series 2000B
        0.95%, 07/07/03                                        150           150
    @ RB TOB Series 2000FF
        1.08%, 07/07/03                                      9,955         9,955
    @ RB TOB Series 226
        1.04%, 07/07/03                                      5,000         5,000
      Water & Sewer TECP
        1.05%, 07/02/03                                      5,600         5,600
        1.10%, 07/02/03                                     45,000        45,000

   +@ JACKSONVILLE, FLORIDA HEALTH
      FACILITIES AUTHORITY
      Hospital RB Series 2003B
        0.95%, 07/01/03                                      8,500         8,500
      Hospital RB Series 2003C
        0.95%, 07/01/03                                      9,500         9,500
      RB Revenue Refunding Bond
        (Genesis Rehabilitation
        Hospital)
        1.00%, 07/01/03                                        900           900
      RB (River Garden Project)
        Series 1994
        1.05%, 07/07/03                                      3,555         3,555

  +~@ JACKSONVILLE, FLORIDA PORT
      AUTHORITY
      TOB
        1.34%, 07/07/03                                     10,100        10,100

   +@ LAKE SHORE, FLORIDA HOSPITAL
      AUTHORITY
      Health Facilities RB (Lakeshore
        Hospital Project)
        Series 1991
        1.00%, 07/07/03                                      3,200         3,200

  +~@ LEE COUNTY, FLORIDA AIRPORT
      RB TOB Series 811X
        1.09%, 07/07/03                                      4,958         4,958

   +@ LEE COUNTY, FLORIDA IDA
      Educational Facilities RB
        (Canterbury School, Inc.
        Project)
        1.00%, 07/07/03                                      6,000         6,000
      Health Care Facilities RB
        (Cypress Cove Health Park
        Project) Series 2002B
        1.05%, 07/07/03                                      2,850         2,850

    + LEON COUNTY, FLORIDA SCHOOL
      DISTRICT
      Sales tax RB
        1.05%, 07/01/04                                      5,590         5,615

   +@ MANATEE COUNTY, FLORIDA HFA
      M/F Housing RB (Centre Court
        Apartments Project)
        Series 2000A
        1.03%, 07/07/03                                      3,760         3,760
      M/F Housing RB (Sabal Palm
        Harbor Project)
        Series 2000A
        1.13%, 07/07/03                                      7,285         7,285
      M/F Housing RB (Sabal Palm
        Harbor Project)
        Series 2000B
        1.13%, 07/07/03                                      3,920         3,920
      M/F Housing Revenue
        Refunding Bond (Hampton
        McGuire Project)
        Series 1989A
        1.00%, 07/07/03                                      3,635         3,635

    + MARTIN COUNTY, FLORIDA
      Refunding GO
        0.93%, 02/01/04                                      1,970         1,982

    + MIAMI, FLORIDA
      Refunding GO
        0.83%, 07/01/04                                      1,760         1,780

   +@ MIAMI, FLORIDA HFA
      RB (Jewish Home for the Aged,
        Inc. Project) Series 1996
        1.00%, 07/07/03                                      8,300         8,300

  +~@ MIAMI-DADE COUNTY, FLORIDA
      IDRB (Airis Miami LLC Project)
        Series 1999A
        0.95%, 07/07/03                                     11,200        11,200


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND


PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE    MKT. VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)

   +@ IDRB (Gulliver Schools Project)
        Series 2000
        1.05%, 07/07/03                                      3,900         3,900
    + MIAMI-DADE COUNTY,
      FLORIDA AVIATION AUTHORITY
      TECP
        1.05%, 07/02/03                                      8,066         8,066
        1.10%, 07/02/03                                      2,007         2,007
        1.02%, 08/06/03                                      8,641         8,641
        1.10%, 09/03/03                                      7,500         7,500
        1.15%, 09/03/03                                      7,500         7,500
        0.95%, 09/12/03                                     12,500        12,500

   +@ MIAMI-DADE COUNTY, FLORIDA IDA
      IDRB (Airbus Service Co. Project)
        Series 1998A
        1.15%, 07/07/03                                      9,040         9,040
      IDRB (Arctic Partners, Ltd.
        Project)
        1.10%, 07/07/03                                      2,440         2,440
      IDRB (Badia Spices, Inc.
        Project)
        1.05%, 07/07/03                                      3,575         3,575
      IDRB (Fine Arts Lamps Project)
        Series 1998
        1.05%, 07/07/03                                      1,800         1,800
      RB (Belen Jesuit Preparatory
        School Project) Series 1999
        1.00%, 07/07/03                                      7,240         7,240

   +@ NASSAU COUNTY, FLORIDA
      Pollution Control RB (Rayonier
        Project) Series 1999
        0.95%, 07/07/03                                      7,515         7,515

   +@ ORANGE COUNTY, FLORIDA HFA
      M/F Housing RB (Andover
        Place Apartments)
        1.00%, 07/07/03                                        200           200
      M/F Housing RB (Glenn
        Millenia Project)
        Series 2001C
        1.12%, 07/07/03                                      3,355         3,355
      M/F Housing RB (Smokewood
        Project) Series 1992A
        1.00%, 07/07/03                                      4,950         4,950
      M/F Housing RB
        Series 2000E (Windsor Pines)
        1.13%, 07/07/03                                      3,200         3,200
      RB (Adventist Health Systems)
        Series 1992B
        0.95%, 07/07/03                                      3,400         3,400

  +@ ORANGE COUNTY, FLORIDA IDA
      IDRB (Central Florida Kidney
        Centers Project)
        1.00%, 07/07/03                                      5,000         5,000
      IDRB (Central Florida YMCA
        Project) Series 2002A
        1.05%, 07/07/03                                      5,000         5,000
      IDRB (Goodwill Industries, Inc.
        Project)
        1.00%, 07/07/03                                      6,000         6,000
      RB (Center For Drug Free
        Living Project)
        1.00%, 07/07/03                                      9,360         9,360

   +@ PALM BEACH COUNTY, FLORIDA
      IDRB (Palm Beach Day Care
        School Project) Series 1999
        1.00%, 07/07/03                                      7,000         7,000
      IDRB (South Florida Blood
        Banks Project)
        1.00%, 07/07/03                                      8,940         8,940
      RB (Complete Alcohol
        Rehabilitation Project)
        1.00%, 07/07/03                                      5,300         5,300
      RB (Norton Gallery Art School
        Project) Series 1995
        1.00%, 07/07/03                                      2,500         2,500
      RB (Raymond F. Kravis Center
        Project)
        0.85%, 07/07/03                                        100           100
      RB (Zoological Society, Inc.
        Project)
        1.05%, 07/07/03                                      5,500         5,500
      Student Housing Revenue
        Refunding Bond (Community
        College Foundation Project)
        1.00%, 07/07/03                                      3,000         3,000
   +@ PALM BEACH COUNTY, FLORIDA AIRPORT
      RB (Galaxy Aviation Project)
        Series 2000A
        1.05%, 07/07/03                                      6,000         6,000
  +~@ PALM BEACH COUNTY, FLORIDA
      CRIMINAL JUSTICE FACILITIES
      TOB Series 191
        1.45%, 09/10/03                                      7,495         7,495


See financial notes.

        SCHWAB FLORIDA MUNICIPAL MONEY FUND


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE    MKT. VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)

   +@ PALM BEACH COUNTY, FLORIDA
      EDUCATIONAL FACILITIES AUTHORITY
      RB (Lynn University Project)
        1.00%, 07/07/03                                      3,590         3,590

    + PALM BEACH COUNTY,
      FLORIDA HEALTH FACILITIES AUTHORITY
      TECP
        1.10%, 07/17/03                                     10,000        10,000

   +@ PALM BEACH COUNTY, FLORIDA HFA
      M/F Housing RB (Azalea Place
        Apartments Project)
        Series 1999A
        1.13%, 07/07/03                                      3,100         3,100
      M/F Revenue Refunding Bond
        (Spinnaker Landing Project)
        1.00%, 07/07/03                                      2,945         2,945

  +~@ PALM BEACH COUNTY, FLORIDA
      SCHOOL BOARD
      COP Series 2002B
        0.90%, 07/07/03                                        850           850

    + PINELLAS COUNTY, FLORIDA
      Resource Recovery RB
        1.20%, 10/01/03                                      2,850         2,878

    @ PINELLAS COUNTY, FLORIDA HFA
    + M/F Housing RB (Mariners
        Pointe Apartments)
        1.03%, 07/07/03                                      1,600         1,600
    ~ S/F Housing RB TOBP
        (PT-352)
        1.08%, 07/07/03                                      3,500         3,500

   +@ PINELLAS COUNTY, FLORIDA IDA
      IDRB (H&S Swanson's Tool Co.
        Project)
        1.05%, 07/07/03                                      3,785         3,785
      IDRB (Restorative Care of
        America Project)
        1.15%, 07/07/03                                      1,745         1,745

   +@ POLK COUNTY, FLORIDA IDA
      IDRB (Juice Bowl Products, Inc.
        Project)
        1.05%, 07/07/03                                      2,170         2,170
      RB (Pavermodule, Inc. Project)
        1.05%, 07/07/03                                      3,310         3,310

    + SARASOTA COUNTY, FLORIDA
    @ RB (Sarasota County Family
        YMCA Project)
        1.00%, 07/07/03                                      3,005         3,005
      Utility Systems Revenue
        Refunding Bond
        Series 2002C
        1.69%, 10/01/03                                      2,375         2,383
    + SAROSOTA COUNTY,
      FLORIDA SCHOOL BOARD
      Refunding COP
        0.97%, 07/01/04                                      7,940         8,020

   +@ SEMINOLE COUNTY, FLORIDA IDA
      IDRB (Amrhein Family Project)
        1.05%, 07/07/03                                      4,560         4,560

   +@ SOUTHEAST VOLUSIA,
      FLORIDA HOSPITAL DISTRICT
      RB (Bert Fish Medical Center
        Project)
        1.05%, 07/07/03                                      1,185         1,185

   +@ ST. PETERSBURG, FLORIDA
      Capital Improvement RB
        (Airport & Golf Course Project)
        Series 1997C
        1.05%, 07/07/03                                        585           585
      Capital Improvement RB
        (Airport & Golf Course Project)
        Series B
        1.00%, 07/07/03                                      3,315         3,315

   +@ SUMTER COUNTY, FLORIDA IDA
      RB (Robbins Manufacturing
        Project) Series 1997
        1.15%, 07/07/03                                      1,500         1,500

  +@ TALLAHASSEE & LEON COUNTIES,
      FLORIDA CIVIC CENTER AUTHORITY
      Capital Improvement RB
        Series A
        1.00%, 07/07/03                                      1,290         1,290

 +~@ TAMPA BAY, FLORIDA WATER UTILITY
      SYSTEM
      RB TOB Series 2001N
        1.06%, 07/07/03                                      5,200         5,200

  +@ TAMPA, FLORIDA
      Education Facilities RB (Pepin
        Academy of Tampa, Inc.)
        1.03%, 07/07/03                                      4,100         4,100


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND



PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE    MKT. VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)

   +@ TAMPA, FLORIDA HEALTH CARE
      FACILITIES
      RB (Lifelink Foundation Inc.,
        Project)
        1.00%, 07/07/03                                      5,000         5,000

  +~@ TAMPA, FLORIDA OCCUPATIONAL
      LICENSE TAX
      Revenue Refunding Bond
        Series 2002C
        0.85%, 07/07/03                                        500           500

   +@ TAMPA, FLORIDA REGIONAL WATER
      SUPPLY AUTHORITY
      Water Utility System RB
        1.05%, 07/07/03                                        600           600

   +@ VOLUSIA COUNTY, FLORIDA HEALTH
      FACILITIES AUTHORITY
      RB (South West Volusia Health
        Project) Series 1994A
        1.00%, 07/07/03                                      2,890         2,890

   +@ WEST ORANGE, FLORIDA
      HEALTHCARE DISTRICT
      RB Series 1999B
        0.90%, 07/07/03                                      1,100         1,100
                                                                     -----------
                                                                         840,138

      GEORGIA  3.3%

  +~@ ATLANTA, GEORGIA AIRPORT
      Revenue Refunding Bond
        Series 2003B-1
        1.00%, 07/07/03                                     26,000        26,000
      Revenue Refunding Bond
        Series 2003C-2
        1.00%, 07/07/03                                      5,000         5,000

   +@ PIKE COUNTY, GEORGIA
      DEVELOPMENT AUTHORITY
      RB (Southern Mills, Inc.
        Project)
        1.15%, 07/07/03                                      4,000         4,000
                                                                     -----------
                                                                          35,000

      INDIANA  0.5%

   ~@ INDIANA STATE HFA
      S/F Mortgage Revenue TOB
        Series A45
        1.13%, 07/07/03                                      5,185         5,185

      KENTUCKY  1.2%

   ~@ KENTUCKY HOUSING CORP.
      Revenue TOB Series 1998O
        1.65%, 07/10/03                                     11,995        11,995

      MAINE  2.4%

    = MAINE STATE
      TAN
        0.80%, 06/30/04                                     25,000        25,235

      MASSACHUSETTS  0.5%
      CLINTON, MASSACHUSETTS
      BAN
        1.20%, 02/06/04                                      5,000         5,024

      MICHIGAN  0.4%
  +~@ WAYNE CHARTER COUNTY,
      MICHIGAN AIRPORT
      RB (Detroit Metropolitan Wayne
        County Airport Project)
        Series 2002A
        0.98%, 07/07/03                                      4,500         4,500

      NORTH CAROLINA  0.1%

   ~@ NORTH CAROLINA STATE
      Revenue Refunding Bond GO
        Series 2002E
        0.95%, 07/07/03                                        800           800

      PENNSYLVANIA  0.9%

  +~@ DELAWARE VALLEY, PENNSYLVANIA
      REGIONAL FINANCE AUTHORITY
      Local Government RB TOBP
        (PT-1651)
        1.04%, 07/07/03                                      9,870         9,870

      SOUTH CAROLINA  0.4%

    + MYRTLE BEACH, SOUTH CAROLINA
      Water & Sewer System Revenue
        Refunding Bond
        1.16%, 03/01/04                                      4,160         4,238

      TEXAS  0.7%

    @ GULF COAST OF TEXAS WASTE
      DISPOSAL AUTHORITY
      Environmental Facilities RB
        (Exxonmobil Project)
        Series 2001B
        0.90%, 07/01/03                                      7,200         7,200


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE    MKT. VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)

      WASHINGTON  2.2%

  +~@ ENERGY NORTHWEST,
      WASHINGTON ELECTRIC
      Putters RB TOB Series 242Z
        1.08%, 07/07/03                                      6,295         6,295

      TOBP (PT-615)
        1.03%, 07/07/03                                     10,000        10,000

      WASHINGTON PUBLIC POWER
      SUPPLY SYSTEM
      Revenue Refunding Bond
        (Nuclear Project No. 2)
        Series 1997B
        1.12%, 07/01/03                                      7,000         7,000
                                                                     -----------
                                                                          23,295

      WEST VIRGINIA  1.7%

  +~@ WEST VIRGINIA SCHOOL BUILDING
      AUTHORITY
      RB TOBP (PA-914)
        0.90%, 12/18/03                                     17,555        17,555




END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                       $ 1,055,035 a
Cash                                                                        58
Receivables:
   Interest                                                              2,861
Prepaid expenses                                                +           18
                                                                --------------
TOTAL ASSETS                                                         1,057,972

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                               181
   Investment adviser and administrator fees                                16
   Transfer agent and shareholder service fees                              37
   Investments bought                                                   41,428
Accrued expenses                                                +           56
                                                                --------------
TOTAL LIABILITIES                                                       41,718

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         1,057,972
TOTAL LIABILITIES                                               -       41,718
                                                                --------------
NET ASSETS                                                         $ 1,016,254

NET ASSETS BY SOURCE
Capital received from investors                                      1,016,339
Net realized capital losses                                                (85)

NET ASSET VALUE (NAV)

                       SHARES
NET ASSETS    /    OUTSTANDING    =      NAV
$1,016,254           1,016,362         $1.00

a The amortized cost for the fund's securities was $1,055,035. During the reporting period, the fund had $1,178,246 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
---------------------------------------------

COST BASIS OF PORTFOLIO            $1,055,035

AS OF DECEMBER 31, 2002:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                Loss amount:
  2008                             $       99
  2010                          +          31
                                -------------
                                   $      130


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statement of
OPERATIONS

For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $  6,787

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on investments sold                                      45

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                2,130 a
Transfer agent and shareholder service fees                              2,547 b
Trustees' fees                                                              17 c
Custodian and portfolio accounting fees                                     45
Professional fees                                                           11
Registration fees                                                           25
Shareholder reports                                                         14
Other expenses                                                     +         6
                                                                   -----------
Total expenses                                                           4,795
Expense reduction                                                  -     1,333 d
                                                                   -----------
NET EXPENSES                                                             3,462

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  6,787
NET EXPENSES                                                       -     3,462
                                                                   -----------
NET INVESTMENT INCOME                                                    3,325
NET REALIZED GAINS                                                 +        45
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $3,370



a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.66% of average daily net assets. Prior to May 1, 2003, this limit was 0.59%. These limits do not include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.


OPERATIONS
-------------------------------------------------------------------------------
                                         1/1/03 - 6/30/03    1/1/02 - 12/31/02
Net investment income                         $     3,325          $     8,632
Net realized gains or losses             +             45                  (31)
                                         -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              3,370                8,601

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                3,325                8,632

TRANSACTIONS IN FUND SHARES                                                     a
-------------------------------------------------------------------------------
Shares sold                                     1,634,595            3,528,005
Shares reinvested                                   3,040                8,424
Shares redeemed                          +     (2,406,321)          (3,269,159)
                                         -------------------------------------
NET TRANSACTIONS IN FUND SHARES                  (768,686)             267,270

NET ASSETS

Beginning of period                             1,784,895            1,517,656
Total increase or decrease               +       (768,641)             267,239 b
                                         -------------------------------------
END OF PERIOD                                 $ 1,016,254          $ 1,784,895

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Financial Statements

Schwab Massachusetts Municipal Money Fund

FINANCIAL HIGHLIGHTS

                                            5/16/03 1 -
                                            6/30/03 *
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period          1.00
                                            ------------------------------------
Income from investment operations:
  Net investment income                         0.00 2
                                            ------------------------------------
Less distributions:
  Dividends from net investment income         (0.00) 2
                                            ------------------------------------
Net asset value at end of period                1.00
                                            ------------------------------------
Total return (%)                                0.06 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                             0.60 4
Ratio of gross operating expenses to
 average net assets                             0.88 4
Ratio of net investment income to
 average net assets                             0.49 4
Net assets, end of period ($ x 1,000,000)        331


* Unaudited.

1 Commencement of operations.

2 Per-share amount is less than $0.01.

3 Not annualized.

4 Annualized.


See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+  Credit-enhanced security

~  Liquidity-enhanced security

@  Variable-rate security

=  Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST       MARKET VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
100.0% MUNICIPAL
       SECURITIES                                        330,458         330,458
--------------------------------------------------------------------------------
100.0% TOTAL INVESTMENTS                                 330,458         330,458


    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
    RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    MUNICIPAL SECURITIES  100.0% of investments

    MASSACHUSETTS 94.5%

    AYER, MASSACHUSETTS
    BAN
     0.89%, 06/24/04                                     5,063           5,090

    CANTON, MASSACHUSETTS
    BAN
     0.90%, 01/29/04                                     5,000           5,032

    DIGHTON & REHOBOTH,
    MASSACHUSETTS REGIONAL
    SCHOOL DISTRICT
    BAN
     1.00%, 06/04/04                                     5,000           5,023
     1.03%, 06/04/04                                     5,000           5,033

+~@ MASSACHUSETTS BAY
    TRANSPORTATION AUTHORITY
    TOBP (PT-1218)
     0.96%, 07/07/03                                     1,000           1,000

+~@ MASSACHUSETTS MUNICIPAL
    WHOLESALE ELECTRIC CO. POWER
    SUPPLY SYSTEM
    RB TOB Series 674
     0.98%, 07/07/03                                     8,000           8,000

  + MASSACHUSETTS PORT AUTHORITY
    TECP
     1.05%, 07/07/03                                     1,000           1,000

    MASSACHUSETTS STATE
    BAN Series 2001A
     1.00%, 09/01/03                                     3,000           3,015
 ~@ Refunding GO Series 2001B
     1.10%, 07/07/03                                    10,000          10,000
 ~@ Revenue Refunding Bond
     Series 2001C
     1.10%, 07/07/03                                    10,800          10,800
+~@ TOB Series 2002C
     1.00%, 07/07/03                                     3,485           3,485
+~@ TOBP (PA-793)
     0.96%, 07/07/03                                     3,000           3,000
+~@ TOBP (PT-789)
     0.96%, 07/07/03                                    12,495          12,495

 +@ MASSACHUSETTS STATE
    DEVELOPMENT FINANCE AGENCY
    RB (Assumption College)
     Series 2002A
     0.99%, 07/07/03                                    13,300          13,300
  ~ RB (Boston University)
     Series 2002R-3
     1.05%, 07/07/03                                     7,000           7,000
    RB (Dean College Issue)
     1.00%, 07/07/03                                     5,000           5,000
    RB (Gordon College)
     0.99%, 07/07/03                                     5,000           5,000
    RB (Judge Rotenburg Center)
     1.00%, 07/07/03                                     4,000           4,000
    RB (The Rivers School)
     1.00%, 07/07/03                                     5,000           5,000
  ~ RB (Wentworth Institute)
     1.00%, 07/07/03                                     9,600           9,600
    RB (YOU, Inc.)
     1.00%, 07/07/03                                     5,000           5,000


See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
    RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
  + TECP
     0.95%, 09/10/03                                     3,500           3,500
     0.95%, 10/08/03                                     3,000           3,000

  @ MASSACHUSETTS STATE HEALTH &
    EDUCATIONAL FACILITIES AUTHORITY
 +~ RB (Capital Assets Program)
     Series 1985D
     0.90%, 07/07/03                                       200             200
  + RB (Endicott College)
     Series 1998B
     0.95%, 07/07/03                                     4,000           4,000
 +~ RB (Hallmark Health System)
     Series 1998B
     1.00%, 07/07/03                                    12,625          12,625
    RB (Massachusetts Institute of
     Technology) Series 2001J-1
     0.95%, 07/07/03                                     1,300           1,300
  ~ RB (Partners Healthcare
     Systems) Series 2003D-4
     0.90%, 07/07/03                                    10,000          10,000
    RB (Partners Healthcare
     Systems) Series 2003D-6
     0.95%, 07/07/03                                       300             300
  + RB (Sherrill House)
     Series 2002A-1
     0.95%, 07/07/03                                    10,000          10,000
  + RB (The Boston Home, Inc.)
     Series 2002B
     0.99%, 07/07/03                                     5,000           5,000
    RB (Williams College)
     Series 1993E
     0.90%, 07/07/03                                     9,105           9,105
  ~ RB TOB Series 2002D
     1.00%, 07/07/03                                    14,000          14,000

+~@ MASSACHUSETTS STATE HFA
    RB Series 2003F
     0.95%, 07/07/03                                     6,600           6,600
    TOBP (PT-162)
     0.96%, 07/07/03                                     5,000           5,000

  @ MASSACHUSETTS STATE INDUSTRIAL
    FINANCE AGENCY
  + IDRB (Ark-Les Electronic
     Products Corp. Project)
     1.15%, 07/07/03                                     2,200           2,200
  ~ RB (Whitehead Institute BioMed
     Research Project)
     0.90%, 07/07/03                                     2,200           2,200
  + RB (Williston Northampton
     Project) Series 1995B
     1.00%, 07/07/03                                     5,000           5,000

  + MASSACHUSETTS STATE PORT
    AUTHORITY
    Revenue Refunding Bond
     Series 2003C
     1.02%, 07/01/04                                     2,200           2,221

+~@ MASSACHUSETTS STATE TURNPIKE
    AUTHORITY
    TOB (Western Turnpike)
     Series N
     1.00%, 07/07/03                                    10,000          10,000

 ~@ MASSACHUSETTS STATE WATER
    ABATEMENT TRUST
    TOB (Merlots) Series 1999N
     1.04%, 07/07/03                                    15,000          15,000
    TOBP (PT-1185)
     0.96%, 07/07/03                                     5,000           5,000

+   MASSACHUSETTS WATER
    RESOURCES AUTHORITY
    TECP
     1.10%, 07/07/03                                     5,000           5,000
     0.95%, 08/12/03                                    10,000          10,000
     1.05%, 08/12/03                                    10,000          10,000
     0.95%, 09/04/03                                     4,000           4,000

    PLAINVILLE, MASSACHUSETTS
    BAN 2003
     0.96%, 12/19/03                                     9,335           9,358

+~@ ROUTE 3 NORTH MASSACHUSETTS
    TRANSPORTATION IMPROVEMENT
    ASSOCIATION
    Lease RB Series 2002B
     0.90%, 07/07/03                                     3,050           3,050

    WOBURN, MASSACHUSETTS
    BAN 2003
     0.95%, 06/11/04                                    10,000          10,075

 += WORCHESTER, MASSACHUSETTS
    REGIONAL TRANSPORTATION AUTHORITY
    RAN
     0.88%, 06/30/04                                     7,560           7,607
                                                                   -----------
                                                                       312,214


See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
    RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
                                                   -----------     -----------
    PUERTO RICO 5.5%

    GOVERNMENT DEVELOPMENT BANK
    OF PUERTO RICO
    TECP
     1.00%, 08/07/03                                     3,500           3,500
     1.00%, 08/15/03                                     6,500           6,500
     1.00%, 09/04/03                                     1,619           1,619
     0.90%, 09/19/03                                     4,225           4,225

+~@ PUERTO RICO COMMONWEALTH
    HIGHWAY & TRANSPORTATION
    AUTHORITY
    Highway RB TOB Series II-R-66
     1.01%, 07/07/03                                     2,400           2,400
                                                                   -----------
                                                                        18,244

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value                                        $330,458 a
Cash                                                                     199
Receivables:
   Interest                                                      +       623
                                                                 -------------
TOTAL ASSETS                                                         331,280

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                              53
   Investment adviser and administrator fees                               3
   Transfer agent and shareholder service fees                            12
Accrued expenses                                                 +        12
                                                                 -------------
TOTAL LIABILITIES                                                         80

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                         331,280
TOTAL LIABILITIES                                                -        80
                                                                 -------------
NET ASSETS                                                        $  331,200

NET ASSETS BY SOURCE
Capital received from investors                                      331,200

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
  $331,200             331,200       $1.00

a The amortized cost for the fund's securities was $330,458. During the reporting period, the fund had $184,600 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
-----------------------------------

COST BASIS OF PORTFOLIO    $330,458


See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
OPERATIONS

For May 16, 2003 (commencement of operation) through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                                $465

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                162 a
Transfer agent and shareholder service fees                              192 b
Trustees' fees                                                             3 c
Custodian and portfolio accounting fees                                    4
Professional fees                                                          2
Registration fees                                                          6
Shareholder reports                                                        4
Other expenses                                                       +     1
                                                                     ---------
Total expenses                                                           374
Expense reduction                                                    -   118 d
                                                                     ---------
NET EXPENSES                                                             256

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  465
NET EXPENSES                                                         -   256
                                                                     ---------
NET INVESTMENT INCOME                                                    209
                                                                     ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $209


a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d Includes $115 from the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.60% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current report period only; unaudited. Because the fund commenced operations on May 16, 2003, it has no prior report period. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                               5/16/03-6/30/03

Net investment income                                 $    209
                                             ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                     209

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                       209

TRANSACTIONS IN FUND SHARES a
------------------------------------------------------------------------------
Shares sold                                            444,597
Shares reinvested                                          157
Shares redeemed                                  +    (113,554)
                                             ---------------------------------
NET TRANSACTIONS IN FUND SHARES                        331,200

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
Beginning of period                                         --
Total increase                                   +     331,200                 b
                                             ---------------------------------
END OF PERIOD                                         $331,200

a Because all transactions in this section and in "Shares outstanding and net assets" took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

SCHWAB MUNICIPAL MONEY FUNDS

Financial Notes unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB NEW YORK MUNICIPAL MONEY FUND OFFERS TWO SHARE CLASSES : Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab New Jersey, Pennsylvania, Florida Municipal Money and Massachusetts Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS organized October 20, 1989

   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

SCHWAB MUNICIPAL MONEY FUNDS


TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

AGENCY DISCOUNT NOTES Notes issued by federal agencies -- known as Government Sponsored Enterprises, or GSEs -- at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Securities that are backed by various assets, which may include loans, accounts receivable or investments of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected or liquidated). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TOB   Tender option bond
TOBP  Tender option bond partnership
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand


Schwab Municipal Money Funds

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value. INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

144A SECURITY A security exempt from a registration requirement pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers, as defined in Rule 144A.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.


Schwab Municipal Money Funds

NOTES

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds. Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
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Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
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Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
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Schwab Focus Funds
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ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
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BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and Liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]



INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155 - 3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG13603-06

Schwab California Municipal Money Fund

      SEMIANNUAL REPORT
      June 30, 2003





                                                           [CHARLES SCHWAB LOGO]

In This Report

      Management's Discussion...........................................       2
      Fund yield figures and portfolio statistics, plus a discussion of factors that affected fund performance during the report period.

      Financial Statements
      Portfolio holdings and fund financials.

      Schwab California Municipal Money Fund............................       6
      Sweep Shares: SWCXX  Value Advantage Shares: SWKXX

      Financial Notes...................................................      28

      Glossary..........................................................      30

From the Chairman

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

Without question, these are challenging times for America's investors. For money fund shareholders, one of the main concerns has been decline of short-term interest rates, since money fund yields are a reflection of those rates.

Given the choice, I'm sure most of us would prefer that yields were higher. At the same time,I believe that a look at the larger picture reveals that the current low interest rate environment has a beneficial side that shouldn't be ignored.

For example, Americans have recently had the opportunity to borrow money at the most attractive rates in decades, whether for buying a home, refinancing or realizing a life-long goal like starting a business. More importantly, the Federal Reserve's monetary policy, along with fiscal policies enacted by Congress and the President, should provide a powerful stimulus to economic recovery. That, too, is something that would benefit all Americans.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles R. Schwab

Management's Discussion  for the six months ended June 30, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here, and especially with their dedication to understanding the concerns of investors.

That dedication is particularly important right now. Times of uncertainty about world events and the economy -- particularly here in California -- demand diligence from investment professionals. At SchwabFunds, we are keenly aware of this, and continue to work for the best interests of our shareholders.

In recent months, money market funds have faced a very challenging environment. With interest rates on short-term investments falling in connection with the Fed's actions, some investors have expressed concerns about the potential for fund yields to fall to zero or even lower.

I can assure you that we at SchwabFunds will continue to monitor the yields in all our money market funds. In consultation with fund trustees, we will take appropriate measures to maintain competitive yields.

One thing we won't do in pursuit of yields is compromise our high standards for investment credit quality. We'll also continue to follow our time-tested management procedures and controls. In other words, we won't take short cuts that may jeopardize our long-term commitment to our investors. Although there has been uncertainty about California's fiscal health, I have confidence in our portfolio team's ability to manage our funds appropriately.

Thank you for choosing SchwabFunds. We're here to help you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk




Schwab California Municipal Money Fund

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed-income portfolio management.

The Investment Environment and the Fund

THE U.S. ECONOMY REMAINED IN A HOLDING PATTERN DURING THE SIX MONTHS OF THE REPORT PERIOD. Concerned by geopolitical uncertainties, businesses put off making major decisions about capital spending and hiring, even after the major combat phase of the war in Iraq was over. Economic indicators reported during the period were mixed, providing little incentive for businesses to pursue expansion plans.

ALREADY AT THEIR LOWEST LEVEL IN DECADES, INTEREST RATES FELL FURTHER AS THE REPORT PERIOD PROGRESSED. During the first months of 2003, a major factor in the decline of rates was anticipation of the war in Iraq. Toward the end of the period, deflation fears came to the forefront, leading to expectations that the Federal Reserve (the Fed) would cut interest rates. These expectations were confirmed on June 25, when the Fed, seeking to provide yet further economic stimulus, cut the Fed funds rate by 0.25%.

FALLING INTEREST RATES PUSHED MONEY FUND YIELDS TO NEW LOWS (see page 5 for fund yield information). We sought to lessen the effects of falling rates on the fund by maintaining a comparatively long weighted average maturity. Although the fund's yield did decline, we were successful in slowing that decline, and in keeping the fund's yield higher than it otherwise would have been.

STRONG ISSUANCE OF SHORT-TERM MUNI DEBT RELATIVE TO TAXABLE DEBT MADE MUNI YIELDS ATTRACTIVE COMPARED TO TAXABLE YIELDS. Typically, we have seen muni yields average about 80% of taxable yields. During the report period, muni yields at times exceeded 95% of taxable yields (although both were low on an absolute basis). These extremes of valuation allowed us to increase our exposure to high-yielding fixed-rate securities.

CALIFORNIA FACED AN UNPRECEDENTED $38 BILLION DEFICIT GOING INTO FISCAL 2004. After a protracted and partisan session, the state legislature adopted a budget in late July, closing the gap through a combination of spending cuts, deferrals and the anticipated sale of $10.7 billion in deficit bonds. The state legislative analyst's office projects a fiscal 2005 deficit of $8 billion, absent further corrective action.

During the past two years, the state lost 2% of its jobs (mostly in technology-heavy Northern California). It is uncertain how quickly it may regain these jobs.


Schwab California Municipal Money Fund

Management's Discussion  continued

We invested in securities from a diverse range of California issuers, evalu-ating each investment individually and buying only those that met our highest standards for credit quality.

Although the state lost a larger percentage of its job base in the recession of the early 1990s, in recent years it had grown more dependent on income taxes. Much of the tax revenue was derived from stock-related income, especially options, which became widely used by the technology and business services industries in the late 1990s. Further, the state increased spending without full regard for the volatility of these revenues. As economic and revenue growth slowed, a politically divided legislature failed to cut spending or raise revenues proportionately, passing deficit budgets and relying on one-time solutions that left the underlying problems largely unaddressed.

AFTER THE REPORT PERIOD ENDED, STANDARD & POOR'S AND MOODY'S DOWN-GRADED THEIR CREDIT RATINGS FOR THE STATE. S&P RATED CALIFORNIA BBB, A LOW INVESTMENT-GRADE RATING, and Moody's rated it A3, a mid-level investment-grade rating. Both cited the state's lack of progress in adopting a fiscal 2004 budget and the size of projected future budget gaps. As of the report date, Fitch rated the state A, but both Moody's and Fitch continue to have California on their watch lists for possible further downgrades. Although a budget is now in place for fiscal 2004, the agencies may still adjust their ratings to reflect future shortfall projections and the state's reliance on bond sales to close the gap for fiscal 2004.

Although California has experienced fiscal crises before, so far the state has always paid its general obligation debt on time. General and related obligations have a continuing appropriation that requires the state's controller to make cash payments to its bondholders even if the state has not adopted a budget. We also note that the type of direct state securities the fund buys have constitutional priority over most state spending.

DURING THE REPORT PERIOD, THE FUND TOOK SEVERAL STEPS TO HELP ENSURE THAT ITS INVESTMENTS WOULD CONTINUE TO BE OF THE HIGHEST CREDIT QUALITY. First, as the budget crisis deepened, we reduced our holdings of direct state obligations and increased our holdings of other municipal issuers within the state, such as cities, universities, counties and school districts. In addition, we favored securities whose credit was enhanced by highly rated banks and insurance companies. As of the report date, approximately 70% of the portfolio carried these credit enhancements, including many of our direct state holdings.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


Schwab California Municipal Money Fund

Performance and Fund Facts as of 6/30/03

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                                  VALUE ADVANTAGE
                                SWEEP SHARES          SHARES
-----------------------------------------------------------------
SEVEN-DAY YIELD 1                  0.44%               0.64%
-----------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD          0.44%               0.64%
-----------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT       0.75%               1.09%
EFFECTIVE YIELD 2
-----------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

WEIGHTED AVERAGE MATURITY                        61 days
-----------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS 3 % of portfolio      100% Tier 1
-----------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio        70%
-----------------------------------------------------------------

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the seven-day yields for the fund's Sweep Shares and Value Advantage Shares would have been 0.27% and 0.50%, respectively.

2 Taxable-equivalent effective yield assumes a 2003 maximum combined federal regular income and California state personal income tax rate of 41.05%.

3 Portfolio holdings may have changed since the report date.


Schwab California Municipal Money Fund

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Financial Statements

Schwab California Municipal Money Fund

FINANCIAL HIGHLIGHTS

                                                  1/1/03 -    1/1/02 -     1/1/01 -    1/1/00 -    1/1/99 -    1/1/98 -
SWEEP SHARES                                      6/30/03*    12/31/02     12/31/01    12/31/00    12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00         1.00        1.00        1.00         1.00        1.00
                                                  -------------------------------------------------------------------
Income from investment operations:
 Net investment income                             0.00 1       0.01        0.02        0.03         0.02        0.03
                                                  -------------------------------------------------------------------
Less distributions:
 Dividends from net investment income             (0.00) 1     (0.01)      (0.02)      (0.03)       (0.02)      (0.03)
                                                  -------------------------------------------------------------------
Net asset value at end of period                   1.00         1.00        1.00        1.00         1.00        1.00
                                                  -------------------------------------------------------------------
Total return (%)                                   0.28 2       0.83        1.99        3.02         2.42        2.64

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                0.65 3       0.65        0.65        0.65 4       0.65        0.65
Ratio of gross operating expenses to
 average net assets                                0.82 3       0.82        0.82        0.83 4       0.85        0.89
Ratio of net investment income to
 average net assets                                0.56 3       0.83        1.98        2.98         2.41        2.60
Net assets, end of period ($ x 1,000,000)         4,058        4,056       3,897       3,923        3,457       2,611

                                                  1/1/03 -    1/1/02 -     1/1/01 -    1/1/00 -    1/1/99 -    1/1/98 -
VALUE ADVANTAGE SHARES                            6/30/03*    12/31/02     12/31/01    12/31/00    12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00         1.00        1.00        1.00         1.00        1.00
                                                  -------------------------------------------------------------------
Income from investment operations:
 Net investment income                             0.00 1       0.01        0.02        0.03         0.03        0.03
                                                  -------------------------------------------------------------------
Less distributions:
 Dividends from net investment income             (0.00) 1     (0.01)      (0.02)      (0.03)       (0.03)      (0.03)
                                                  -------------------------------------------------------------------
Net asset value at end of period                   1.00         1.00        1.00        1.00         1.00        1.00
                                                  -------------------------------------------------------------------
Total return (%)                                   0.38 2       1.03        2.19        3.22         2.62        2.84

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                0.45 3       0.45        0.45       0.45 5        0.45        0.45
Ratio of gross operating expenses to
 average net assets                                0.59 3       0.59        0.61       0.62 5        0.65        0.70
Ratio of net investment income to
 average net assets                                0.76 3       1.03        2.11        3.20         2.60        2.79
Net assets, end of period ($ x 1,000,000)         3,305        3,081       2,563       2,170        1,604       1,359

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratios of net and gross operating expenses would have been 0.66% and 0.84%, respectively, if certain non-routine expenses (proxy fees) had been included.

5 The ratios of net and gross operating expenses would have been 0.46% and 0.63%, respectively, if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+  Credit-enhanced security

~  Liquidity-enhanced security

@  Variable-rate security

=  Delayed delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                       COST         MARKET VALUE
HOLDINGS BY CATEGORY                                ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
100.0%      MUNICIPAL
            SECURITIES                                7,797,585       7,797,585
--------------------------------------------------------------------------------
100.0%      TOTAL INVESTMENTS                         7,797,585       7,797,585

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE VALUE       MKT. VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES  100.0% of investments
      --------------------------------------------------------------------------

      CALIFORNIA 97.4%

   +@ ABAG FINANCING AUTHORITY FOR
      NON-PROFIT CORPORATIONS,
      CALIFORNIA
      COP (Harker School Project)
       1.00%, 07/07/03                                    4,700           4,700
    ~ COP (Lucile Salter Packard
       Project)
       0.95%, 07/07/03                                    4,600           4,600
      M/F Housing RB (Artech
       Building Project)
       0.95%, 07/07/03                                    3,200           3,200
      M/F Housing RB (Crossing
       Apartments) Series 2002A
       0.92%, 07/07/03                                   55,700          55,700
      M/F Housing RB (Miramar
       Apartments)
       0.92%, 07/07/03                                   30,000          30,000
      M/F Housing RB (Mountain
       View Apartments) Series
       1997A
       1.15%, 07/07/03                                    6,325           6,325
    ~ Munitops RB TOB Series
       2002A
       1.25%, 07/07/03                                    9,995           9,995
    ~ RB (Lease Pass Thru
       Obligations) Series 2003A
       1.05%, 07/07/03                                    8,000           8,000
      RB (Public Policy Institute of
       California Project) Series
       2002A
       1.00%, 07/07/03                                    9,000           9,000
      Revenue Refunding Bond
       (Valley Christian Schools)
       1.05%, 07/07/03                                   17,000          17,000

   +@ ALAMEDA COUNTY, CALIFORNIA
       IDRB (Aitchison Family Project)
       Series 1993A
       1.05%, 07/07/03                                    2,640           2,640
      IDRB (JMS Family Partners)
       Series A
       1.05%, 07/07/03                                    1,000           1,000
      IDRB (Malmberg Engineering,
       Inc. Project) Series 1999A
       1.00%, 07/07/03                                    2,520           2,520
      IDRB (Scientific Technology
       Project) Series 1994A
       1.10%, 07/07/03                                    2,300           2,300

  +~@ ANAHEIM, CALIFORNIA
       COP (1993 Refunding Project)
       0.85%, 07/07/03                                   10,215          10,215
       COP (Police Facility Financing
       Project)
       0.85%, 07/07/03                                    2,200           2,200

   +@ ANAHEIM, CALIFORNIA HOUSING
       AUTHORITY
       M/F Housing RB (Casa Grande
       Apartments) Series 1997A
       0.90%, 07/07/03                                    3,695           3,695


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

     PORTFOLIO HOLDINGS continued
     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
     RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      M/F Housing RB (Park Vista
       Apartments)
       1.00%, 07/07/03                                   21,000          21,000
      M/F Housing RB (Port Trinidad
       Apartments) Series 1997C
       0.90%, 07/07/03                                    2,040           2,040
      M/F Housing RB (Sage Park
       Project) Series A
       0.92%, 07/07/03                                    5,500           5,500

  +~@ ANAHEIM, CALIFORNIA UNION HIGH
      SCHOOL DISTRICT
      COP
       0.90%, 07/07/03                                    5,500           5,500

  +~@ BAY AREA, CALIFORNIA TOLL BRIDGE
      AUTHORITY
      RB (San Francisco Bay Area
       Project) Series 2001A
       1.05%, 07/07/03                                    6,700           6,700
      RB (San Francisco Bay Area
       Project) Series 2001C
       0.90%, 07/07/03                                   34,050          34,050
    = RB (San Francisco Bay Area
       Project) Series 2003C
       0.90%, 07/07/03                                   33,300          33,300
      Toll Bridge RB TOB Series
       2001Q
       1.00%, 07/07/03                                   10,125          10,125

  +~@ BIG BEAR LAKE, CALIFORNIA
       Water RB TOBP (PA-597)
       1.15%, 10/09/03                                    8,445           8,445

   +@ BURBANK, CALIFORNIA
      REDEVELOPMENT AGENCY
      M/F Housing RB
       1.00%, 07/07/03                                   14,060          14,060

    @ CALIFORNIA ALTERNATIVE ENERGY
      SOURCE FINANCING AUTHORITY
      RB (GE Capital Corp. Arroyo
       Project) Series 1993B
       1.00%, 07/07/03                                   13,360          13,360
      RB (GE Capital Corp. Arroyo
       Project) Series A
       0.90%, 07/07/03                                   25,330          25,330

      CALIFORNIA EDUCATION FACILITIES
      AUTHORITY
   +@ RB (Chapman University)
       1.10%, 07/07/03                                    4,800           4,800
   +@ RB (San Francisco
       Conservatory)
       0.95%, 07/07/03                                    2,830           2,830
  ~+@ RB (St Mary's College Project)
       Series B
       0.95%, 07/07/03                                    8,150           8,150
   +@ RB (University of Judaism
       Project) Series A
       1.05%, 07/07/03                                    5,400           5,400
   +@ RB (University of San Francisco)
       1.00%, 07/07/03                                   57,000          57,000
  +~@ RB TOB Series 413
       0.98%, 07/07/03                                    8,995           8,995
      TECP (Stanford Project)
       0.90%, 09/12/03                                    5,000           5,000

   +@ CALIFORNIA HEALTH FACILITIES
      FINANCING AUTHORITY
   ~= RB (California Prebyterian
       Homes) Series 1998
       0.98%, 07/07/03                                   29,900          29,900
    ~ RB (Catholic Health Care)
       Series A
       1.00%, 07/07/03                                    9,300           9,300
      RB (Scripps Memorial Hospital)
       Series A
       0.95%, 07/07/03                                   13,800          13,800
    ~ TOB Putters Series 181
       1.00%, 07/07/03                                    9,995           9,995

   ~@ CALIFORNIA HFA
    + Home Mortgage RB Series
       1999J-2
       1.00%, 07/07/03                                   12,855          12,855
    + Home Mortgage RB Series
       2002B
       1.15%, 07/01/03                                   22,500          22,500
    + Home Mortgage RB Series
       2002F
       0.95%, 07/01/03                                   17,000          17,000
    + Home Mortgage RB Series N
       0.95%, 07/01/03                                   19,385          19,385
      M/F Housing RB Series 2001G
       1.05%, 07/07/03                                   66,695          66,695
      M/F Housing RB Series 2002A
       1.00%, 07/07/03                                   26,175          26,175
      M/F Housing RB Series 2002E
       1.00%, 07/07/03                                   71,055          71,055
    + RB Series 2002P
       1.05%, 07/07/03                                   61,000          61,000


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    + RB Series 2003D
       0.93%, 07/07/03                                   25,000          25,000
    + RB Series 2003D
        0.93%, 07/07/03                                  25,000          25,000
    + RB TOBP (PT-651A)
       1.12%, 07/07/03                                   40,445          40,445
      Revenue TOB Series 1998E
       1.01%, 07/07/03                                    5,210           5,210
    + Revenue TOB Series 1998R
       1.50%, 08/28/03                                    9,995           9,995

      CALIFORNIA INFRASTRUCTURE &
      ECONOMIC DEVELOPMENT BANK
   +@ IDRB (American
       Derosa-Lamparts)
       1.10%, 07/07/03                                    4,950           4,950
   +@ IDRB (Fairmont Sign Co.
       Project) Series 2000A
       1.20%, 07/07/03                                    4,250           4,250
  +~@ IDRB (Independent System
       Operation Corporation Project)
       Series A
       1.05%, 07/07/03                                   11,600          11,600
   +@ IDRB (Lafayette Textile
       Industries Project)
       1.10%, 07/07/03                                    1,745           1,745
   +@ IDRB (Nelson Name Plate Co.
       Project)
       1.10%, 07/07/03                                    3,450           3,450
   +@ IDRB (Roller Bearing Co. of
       America Santa Ana Project)
       1.10%, 07/07/03                                    2,400           2,400
   +@ RB (Buck Institute)
       0.90%, 07/07/03                                   40,100          40,100
    @ RB (J.P. Getty Trust) Series
       2003B
       1.00%, 07/01/03                                   20,000          20,000
    @ RB (J.P. Getty Trust) Series
       2003C
       1.00%, 07/01/03                                   20,000          20,000
      TECP (J.P. Getty Trust Project)
       1.00%, 07/08/03                                    2,550           2,550

    @ CALIFORNIA POLLUTION CONTROL
      FINANCING AUTHORITY
    + RB (Borax, Inc. Project) Series A
       0.95%, 07/07/03                                   10,200          10,200
    + RB (Green Team of San Jose
       Project) Series 1997A
       1.05%, 07/07/03                                    1,100           1,100
    + RB (Wadham Energy Project)
       Series 1987B
       1.00%, 07/07/03                                    4,000           4,000
    + Resource Recovery RB (Sanger
       Project) Series 1990A
       1.00%, 07/07/03                                   19,200          19,200
    + Resource Recovery Solid Waste
       Disposal RB (Atlas Disposal
       Industrial Project) Series
       1999A
       1.10%, 07/07/03                                    3,000           3,000
    + Solid Waste Disposal RB
       (Alameda County, Industries
       Project) Series 2000A
       1.05%, 07/07/03                                    4,075           4,075
    + Solid Waste Disposal RB
       (Athens Disposal Co. Project)
       Series 1995A
       1.05%, 07/07/03                                   13,020          13,020
    + Solid Waste Disposal RB
       (Athens Disposal Co. Project)
       Series 1999A
       1.05%, 07/07/03                                    7,000           7,000
    + Solid Waste Disposal RB
       (Athens Services Project)
       Series 2001A
       1.05%, 07/07/03                                    4,500           4,500
    + Solid Waste Disposal RB (BLT
       Enterprises) Series 1999A
       1.05%, 07/07/03                                    7,330           7,330
    + Solid Waste Disposal RB (Blue
       Line Transfer, Inc. Project) Series
       2001A
       1.05%, 07/07/03                                    4,800           4,800
    + Solid Waste Disposal RB (Blue
       Line Transfer, Inc. Project)
       1.05%, 07/07/03                                    4,700           4,700
    + Solid Waste Disposal RB
       (Burrtec Waste Industries
       Project) Series 1998A
       1.55%, 07/07/03                                    1,270           1,270
    + Solid Waste Disposal RB (CR &
       R, Inc. Project) Series A
       1.15%, 07/07/03                                    3,900           3,900


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      PORTFOLIO HOLDINGS continued
      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE VALUE       MKT. VALUE
      RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    + Solid Waste Disposal RB
       (California Waste Solutions
       Project) Series 2002A
       1.05%, 07/07/03                                    3,760           3,760
    + Solid Waste Disposal RB
       (Calsan, Inc. Project) Series
       1999B
       1.05%, 07/07/03                                    3,305           3,305
    + Solid Waste Disposal RB
       (Cheese & Protein
       International Project) Series
       2001A
       1.00%, 07/07/03                                   10,000          10,000
    + Solid Waste Disposal RB (Cold
       Cyn Landfill Project)
       1.10%, 07/07/03                                    5,845           5,845
    + Solid Waste Disposal RB
       (Colmac Energy Project)
       Series 1990A
       0.90%, 07/07/03                                    7,320           7,320
    + Solid Waste Disposal RB
       (Contra Costa Services)
       Series 1995A
       1.05%, 07/07/03                                    2,600           2,600
    + Solid Waste Disposal RB (Edco
       Disposal Corp. Project) Series
       1996A
       1.05%, 07/07/03                                   15,720          15,720
    + Solid Waste Disposal RB
       (Federal Disposal Service
       Project) Series 2001A
       1.15%, 07/07/03                                    2,800           2,800
    + Solid Waste Disposal RB
       (Greenteam of San Jose
       Project) Series 2001A
       1.05%, 07/07/03                                    5,000           5,000
    + Solid Waste Disposal RB
       (Greenwaste of Tehama
       Project) Series 1999A
       1.15%, 07/07/03                                    2,535           2,535
    + Solid Waste Disposal RB
       (Madera Disposable Project)
       Series 1998A
       1.10%, 07/07/03                                    1,800           1,800
    + Solid Waste Disposal RB
       (Marborg Industries Project)
       Series 2002A
       1.05%, 07/07/03                                    4,830           4,830
    + Solid Waste Disposal RB (Orange
       Avenue) Series 2002A
       1.05%, 07/07/03                                    6,250           6,250
    + Solid Waste Disposal RB (Met
       Recycling Corporation Project)
       Series B
       1.15%, 07/07/03                                    4,160           4,160
    + Solid Waste Disposal RB
       (Mottra Corp. Project) Series
       2002A
       1.05%, 07/07/03                                    2,625           2,625
    + Solid Waste Disposal RB
       (NorCal Waste System, Inc.
       Project) Series 2002A
       1.10%, 07/07/03                                    6,000           6,000
    + Solid Waste Disposal RB
       (Norcal Waste System, Inc.
       Project) Series 2001A
       1.10%, 07/07/03                                    8,740           8,740
    + Solid Waste Disposal RB (Ratto
       Group Co., Inc. Project) Series
       2001A
       1.05%, 07/07/03                                    4,610           4,610
    + Solid Waste Disposal RB
       (Sanco Services LP Project)
       Series 2002A
       1.55%, 07/07/03                                    4,000           4,000
    + Solid Waste Disposal RB (Santa
       Clara Project) Series 1998A
       1.15%, 07/07/03                                    3,100           3,100
    + Solid Waste Disposal RB (Santa
       Clara Valley Project) Series
       2001A
       1.05%, 07/07/03                                    7,075           7,075
      Solid Waste Disposal RB (Shell
       Martinez Refining Project)
       Series 1996A
       0.95%, 07/07/03                                   18,300          18,300
    + Solid Waste Disposal RB (Solag
       Disposal Project) Series
       1997A
       1.15%, 07/07/03                                    2,670           2,670
    + Solid Waste Disposal RB
       (Specialty Solid Waste Project)
       Series 2001A
       1.15%, 07/07/03                                    3,945           3,945


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE VALUE       MKT. VALUE
      RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    + Solid Waste Disposal RB (Talco
       Plastics Project) Series 1997A
       1.10%, 07/07/03                                    3,925           3,925
    + Solid Waste Disposal RB (Tri-Ced
       Community Recycle Project)
       1.10%, 07/07/03                                    1,920           1,920
    + Solid Waste Disposal RB (Waste
       Management Project) Series
       2002A
       0.96%, 07/07/03                                   16,000          16,000
    + Solid Waste Disposal RB (Waste
       Management, Inc. Project)
       Series 2001A
       1.05Su%, 07/07/03                                  5,000           5,000
    + Solid Waste Disposal RB (West
       Valley Project) Series 1997A
       1.10%, 07/07/03                                    4,560           4,560
    + Solid Waste Disposal RB
       (Zanker Road Landfill Project)
       Series C
       1.15%, 07/07/03                                    6,370           6,370
    + Solid Waste Disposal RB
       (Burtec Waste Industries)
       Series 1997B
       1.55%, 07/07/03                                    3,615           3,615
    + Solid Waste Disposal RB
       (Escondido Disposal)
       Series 1998A
       1.55%, 07/07/03                                    7,845           7,845
    + Solid Waste Disposal RB
       (Browning Ferris Industries)
       Series 1997A
       1.00%, 07/07/03                                   10,000          10,000

    + CALIFORNIA SCHOOL CASH RESERVE
      PROGRAM AUTHORITY
      RB Series 2002A
       1.46%, 07/03/03                                   10,020          10,020
       1.67%, 07/03/03                                  100,000         100,007
    = RB Series 2003A
       0.90%, 07/06/04                                  150,000         151,651

   +@ CALIFORNIA SCHOOL FACILITIES
      FINANCING CORP. (VALLEJO USD)
      COP (Capital Improvement
       Financing Projects) Series
       1999E
       0.95%, 07/07/03                                    5,545           5,545

       CALIFORNIA STATE
  +~@ Eagle TOB Series 1997C
       1.01%, 07/07/03                                   10,900          10,900
  +~@ Eagle TOB Series 2000
       1.01%, 07/07/03                                   15,580          15,580
       1.03%, 07/07/03                                    9,900           9,900
  +~@ Eagle TOB Series 2000
       1.01%, 07/07/03                                   13,675          13,675
       1.03%, 07/07/03                                   30,540          30,540
  +~@ GO TOB Series ROC, 2001I-2
       1.01%, 07/07/03                                   17,840          17,840
   +@ GO Series 2003B-4
       1.00%, 07/07/03                                   13,800          13,800
   +@ GO Series 2003C-1
       1.00%, 07/07/03                                   17,000          17,000
   +@ GO Series 2003C-2
       0.90%, 07/07/03                                    5,000           5,000
   +@ GO Series 2003C-3
       0.95%, 07/07/03                                    5,000           5,000
   +@ GO Series 2003C-4
       1.00%, 07/07/03                                   10,000          10,000
  +~@ GO TOB Series 779
       1.03%, 07/07/03                                   11,195          11,195
    ~ GO TECP
       1.18%, 07/07/03                                   47,000          47,000
       1.18%, 07/08/03                                   32,000          32,000
       1.20%, 07/09/03                                  172,000         172,000
       1.00%, 08/05/03                                   24,500          24,500
       1.05%, 08/06/03                                   78,000          78,000
       1.05%, 08/07/03                                   38,500          38,500
       1.15%, 08/07/03                                   31,000          31,000
       1.10%, 08/12/03                                   18,500          18,500
       1.15%, 08/12/03                                   92,000          92,000
  +~@ GO TOB Series 195
       1.03%, 07/07/03                                   10,835          10,835
  +~@ GO TOBP (PA-676R)
       1.60%, 04/08/04                                   26,125          26,125
  +~@ GO TOBP (PA-815R)
       1.04%, 07/07/03                                   13,835          13,835
  +~@ GO TOBP (PT-1236)
       1.03%, 07/07/03                                   23,405          23,405
  +~@ GO TOBP (PT-1257)
       1.03%, 07/07/03                                   29,495          29,495
    ~ Revenue Anticipation Warrant
       Series A
       1.12%, 06/16/04                                  100,000         100,855
       1.07%, 06/16/04                                   75,000          75,663


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      PORTFOLIO HOLDINGS continued
      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    ~ Revenue Anticipation Warrant
       Series B
       1.11%, 06/16/04                                  205,000         205,000
       1.12%, 06/16/04                                  112,500         113,441
  +~@ GO TOB Putters Series 132
       1.00%, 07/07/03                                   94,950          94,950

   +@ CALIFORNIA STATE DEPARTMENT OF
      WATER RESOURCES
      Power Supply RB Series
       2002B-2
       1.10%, 07/01/03                                   83,800          83,800
      Power Supply RB Series
       2002B-3
       0.95%, 07/01/03                                   17,500          17,500
      Power Supply RB Series
       2002C-1
       1.05%, 07/07/03                                   13,300          13,300
      Power Supply RB Series
       2002C-10
       0.94%, 07/07/03                                   44,440          44,440
      Power Supply RB Series
       2002C-14
       1.00%, 07/07/03                                   31,000          31,000
    ~ Power Supply RB TOB
       (Regulation D) Series L-12
       1.10%, 11/19/03                                   15,000          15,000
    ~ Power Supply RB TOB
       (Regulation D) Series L-13
       1.10%, 11/19/03                                    7,500           7,500
    ~ Power Supply RB TOB
       (Regulation D) Series L-14
       1.10%, 11/19/03                                   12,500          12,500
    ~ Power Supply RB TOB
       (Regulation D) Series L11
       1.10%, 11/19/03                                   33,325          33,325
      Power Supply RB Series
       2002B-1
       1.00%, 07/01/03                                   59,940          59,940
    ~ Power Supply RB Series
       2002C-7
       1.00%, 07/07/03                                   37,000          37,000
    ~ Power Supply RB TOBP
       (PA-1100)
       1.01%, 07/07/03                                   19,995          19,995
    ~ Power Supply RB TOBP
       (PA-1120R)
       1.01%, 07/07/03                                   12,835          12,835
    ~ Power Supply RB TOBP
       (PT-730)
       1.01%, 07/07/03                                   34,740          34,740

   +@ CALIFORNIA STATE ECONOMIC
      DEVELOPMENT FINANCING
      AUTHORITY
      IDRB (Calco Project)
       1.05%, 07/07/03                                      565             565
      IDRB (Gaiser Tool Project)
       1.05%, 07/07/03                                    2,120           2,120
      IDRB (Mercury Air Group)
       1.00%, 07/07/03                                   14,000          14,000
      RB (Costa Macoroni Project)
       1.05%, 07/07/03                                    2,945           2,945
      RB (Lion Raisin Project)
       1.00%, 07/07/03                                    1,350           1,350

  +~@ CALIFORNIA STATE PUBLIC WORKS
      BOARD
      Lease Revenue TOB Putters
       Series 209
       1.00%, 07/07/03                                    9,995           9,995
      Lease Revenue TOB Series
       1999F
       1.03%, 07/07/03                                    9,985           9,985
      Lease Revenue TOB Series
       2000D
       1.01%, 07/07/03                                    3,000           3,000

    + CALIFORNIA STATE UNIVERSITY
      INSTITUTE
      TECP
       1.05%, 07/11/03                                    5,400           5,400

    @ CALIFORNIA STATEWIDE
      COMMUNITIES DEVELOPMENT
      AUTHORITY
    + COP (SVDP Management)
       Series 1998
       0.95%, 07/07/03                                    7,485           7,485
   +~ COP TOB Series 1999E
       1.03%, 07/07/03                                    5,000           5,000
    + IDRB (13th I Associates
       Project)
       1.80%, 07/07/03                                    4,400           4,400
    + IDRB (Cowden Metal Stamping
       Project)
       1.80%, 07/07/03                                    1,430           1,430


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    + IDRB (Drip In Irrigation Co.
       Project)
       1.10%, 07/07/03                                    3,600           3,600
    + IDRB (Biocol Investments, LP)
       Series 1997B
       1.80%, 07/07/03                                    1,500           1,500
    + IDRB (Golden Valley Project)
       Series A
       1.10%, 07/07/03                                    1,050           1,050
    + IDRB (Integrated Rolling Co.
       Project) Series 1999A
       1.10%, 07/07/03                                    2,200           2,200
    + IDRB (The Diamond Foods
       Project) Series 1991
       1.80%, 07/07/03                                      790             790
    + IDRB Series (RL Group) 1998C
       1.10%, 07/07/03                                    1,715           1,715
   +~ Insured RB (Fremont Rideout
       Project) Series 2001A
       0.95%, 07/01/03                                   31,655          31,655
    + M/F Housing RB (Cypress Villa
       Apartments) Series F
       0.90%, 07/07/03                                    4,725           4,725
    + M/F Housing RB (Emerald
       Gardens Apartments) Series E
       0.90%, 07/07/03                                    7,320           7,320
    + M/F Housing RB (Kimberly
       Woods Project) Series 1995B
       1.00%, 07/07/03                                   13,400          13,400
    + M/F Housing RB (Laurel Park
       Senior Apartments Project)
       Series 2003H
       0.95%, 07/07/03                                    5,500           5,500
    + M/F Housing RB (Los Padres
       Apartments) Series 2003E
       0.92%, 07/07/03                                   10,250          10,250
    + M/F Housing RB (Oakmont
       Concord Project) Series Q
       1.10%, 07/07/03                                   25,000          25,000
    + M/F Housing RB (Park David
       Senior Apartments Project)
       Series 1999D
       0.95%, 07/07/03                                    8,220           8,220
    + M/F Housing RB (Plaza Club
       Apartments) Series 1997A
       1.00%, 07/07/03                                   10,290          10,290
    + RB (Biola University Project)
       Series 2002B
       0.95%, 07/07/03                                   22,900          22,900
    + RB (Dr. Nichols Pistachio)
       Series C
       1.05%, 07/07/03                                      600             600
    + RB (Elder Care Alliance)
       1.00%, 07/07/03                                   12,760          12,760
   +~ RB (Gemological Institute
       Project)
       0.90%, 07/07/03                                   34,790          34,790
    + RB (Japanese American
       Museum Project) Series
       2000A
       1.00%, 07/07/03                                    4,800           4,800
    + RB (Jewish Federation of Los
       Angeles) Series 2000A
       1.05%, 07/07/03                                    7,400           7,400
      RB (Kaiser Permanente) Series
       2001A
       1.38%, 07/01/03                                   19,000          19,000
      RB (Kaiser Permanente) Series
       2002B
       1.05%, 07/07/03                                   17,000          17,000
    + RB (Masters College Project)
       0.95%, 07/07/03                                   11,250          11,250
    + RB (National Public Radio
       Project)
       1.00%, 07/07/03                                    7,800           7,800
    + RB (Valley Palms Apartments
       Project)
       0.90%, 07/07/03                                   12,000          12,000
    + RB (Woodsong Apartments)
       Series 1997B
       0.90%, 07/07/03                                    3,327           3,327

   +@ CARLSBAD, CALIFORNIA
      M/F Housing Revenue
       Refunding Bond COP
       (La Costa Apartment Project)
       Series 1993A
       0.95%, 07/07/03                                   14,400          14,400

   +@ CONCORD, CALIFORNIA
      M/F Housing Mortgage RB
       (Bel Air Apartments Project)
       Series 1986A
       1.00%, 07/07/03                                    3,000           3,000

   +@ CONTRA COSTA COUNTY, CALIFORNIA
      M/F Housing Mortgage RB
       (El Cerrito Project) Series A
       1.00%, 07/07/03                                    2,480           2,480


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      PORTFOLIO HOLDINGS continued
      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE VALUE       MKT. VALUE
      RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)

      CONTRA COSTA COUNTY, CALIFORNIA
      BOARD OF EDUCATION
      TRAN
       1.66%, 07/01/03                                   26,700          26,700

   +@ DAVIS, CALIFORNIA COMMUNITY
      FACILITIES DISTRICT
      Special Tax Bond (East Davis
       Mace Ranch Project) District
       No. 1999-2
       1.00%, 07/07/03                                    3,200           3,200

    = DESERT SANDS, CALIFORNIA
      UNIFIED SCHOOL DISTRICT
      BAN
       0.82%, 06/30/04                                   52,200          52,681

   +@ DIAMOND BAR, CALIFORNIA PUBLIC
      FINANCING AUTHORITY
      Lease RB (Community Senior
       Center Project) Series 2002A
       1.05%, 07/07/03                                    9,755           9,755

   +@ DUBLIN, CALIFORNIA HOUSING
      AUTHORITY
      M/F Housing RB (Park Siera
       Project) Series A
       0.95%, 07/07/03                                   12,700          12,700

  +~@ DUBLIN SAN RAMON, CALIFORNIA
      SERVICES DISTRICT
      COP
       0.95%, 07/07/03                                   15,400          15,400

    ~ EAST BAY, CALIFORNIA MUNICIPAL
      UTILITIES DISTRICT
      TECP
       1.00%, 07/23/03                                   12,000          12,000
       1.05%, 08/07/03                                    9,500           9,500
       1.00%, 08/12/03                                   14,800          14,800
       1.00%, 08/13/03                                   31,300          31,300
       1.00%, 08/14/03                                    7,000           7,000
       0.90%, 09/10/03                                   13,800          13,800
   +@ Water System Revenue
       Refunding Bond Subseries
       2002A
       0.85%, 07/07/03                                   14,800          14,800
   +@ Water System Revenue
       Refunding Bond Subseries
       2003B
       0.85%, 07/07/03                                   20,000          20,000
   +@ Water System Subordinated RB
       Series 2002B
       0.85%, 07/07/03                                    9,900           9,900

   +@ EL CAJON, CALIFORNIA
      M/F Housing RB (Pinewood
       Apartments Project)
       1.00%, 07/07/03                                    1,450           1,450
      Redevelopment Bond M/F
       Housing RB (Mollison &
       Madison Project)
       1.00%, 07/07/03                                    5,000           5,000

  +~@ EL CAMINO, CALIFORNIA
      COMMUNITY COLLEGE DISTRICT
      TOB (Election of 2002) Series
       2003-12
       1.11%, 11/26/03                                   16,100          16,100

   +@ EMERYVILLE, CALIFORNIA
      REDEVELOPMENT AGENCY
      M/F Housing RB (Baystreet
       Apartments)
       1.00%, 07/07/03                                   33,215          33,215

   ~@ FOOTHILL-DE ANZA, CALIFORNIA
      COMMUNITY COLLEGE DISTRICT
      Merlot TOB Series 2000YY
       1.03%, 07/07/03                                    9,990           9,990

    = FRESNO COUNTY, CALIFORNIA
      TRAN
       0.90%, 06/30/04                                   57,000          57,620

   +@ FRESNO, CALIFORNIA IDA
      RB (Keiser Corp.)
       1.10%, 07/07/03                                    1,815           1,815

   +@ GOLDEN EMPIRE SCHOOLS
      FINANCING AUTHORITY OF CALIFORNIA
      Lease RB (Kern High
       School District Project)
       1.00%, 07/07/03                                   10,600          10,600

    ~ GOLDEN GATE BRIDGE HIGHWAY &
      TRANSPORTATION DISTRICT OF
      CALIFORNIA
      TECP
       1.00%, 09/04/03                                   19,700          19,700

   +@ HAYWARD, CALIFORNIA HOUSING
      AUTHORITY
    ~ M/F Housing RB (Shorewood
       Apartment Project) Series A
       0.85%, 07/07/03                                   19,700          19,700


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
      M/F Housing Revenue
       Refunding Bond (Huntwood
       Terrace Apartments)
       0.98%, 07/07/03                                    5,465           5,465

   +@ HERCULES, CALIFORNIA PUBLIC
      FINANCING AUTHORITY
      Lease RB Series 2003A
       1.00%, 07/07/03                                    7,000           7,000

   +@ HERCULES, CALIFORNIA
      REDEVELOPMENT AGENCY
      IDRB (Pro Media Project)
       Series 2000A
       1.00%, 07/07/03                                    2,500           2,500

   +@ HUNTINGTON BEACH, CALIFORNIA
      M/F Housing RB (Five Points
       Project)
       1.00%, 07/07/03                                    9,500           9,500

   +@ HUNTINGTON PARK, CALIFORNIA
      REDEVELOPMENT AGENCY
      M/F Housing RB (Casa Rita
       Apartments) Series 1994A
       1.00%, 07/07/03                                    4,100           4,100

  +~@ INDIAN WELLS, CALIFORNIA
      REDEVELOPMENT AGENCY
      Special Tax TOB Series R-230
       1.01%, 07/07/03                                    4,520           4,520

   +@ IRVINE, CALIFORNIA
       Assessment District No. 97-16
       0.85%, 07/01/03                                    1,400           1,400
      RB (Assessment District
       No. 00-18) Series 2001A
       0.85%, 07/01/03                                    2,500           2,500
      RB (Assessment District No.
       87-8)
       0.85%, 07/01/03                                   15,380          15,380
      Special Assessment Bond
       (Assessment District No.
       93-14
       0.90%, 07/01/03                                    2,500           2,500

   +@ IRVINE RANCH, CALIFORNIA WATER
      DISTRICT
      COP (Capital Improvement
       Project)
       0.90%, 07/01/03                                    1,000           1,000
      Consolidated RB Series 1985
       0.85%, 07/01/03                                    3,600           3,600

      KERN COUNTY, CALIFORNIA
   +@ COP (Kern Public Facilities
       Project) Series A
       0.95%, 07/07/03                                    2,800           2,800
    = TRAN
       0.92%, 06/30/04                                   50,000          50,524

   +@ LIVERMORE, CALIFORNIA
      REDEVELOPMENT AGENCY
      M/F Housing Revenue
       Refunding Bond (Livermore
       Apartments) Series 2002A
       1.00%, 07/01/03                                   11,450          11,450

  +~@ LODI, CALIFORNIA ELECTRIC SYSTEM
      COP Series 2002A
       0.85%, 07/07/03                                   38,360          38,360

      LONG BEACH, CALIFORNIA HARBOR
   +~ RB Series 2002B
       1.15%, 05/14/04                                   56,560          58,177
    ~ TECP
       1.05%, 08/06/03                                   17,250          17,250

   +@ LONG BEACH, CALIFORNIA HOUSING
      AUTHORITY
      M/F Housing RB (Channel
       Point Apartments Project)
       0.87%, 07/07/03                                    7,000           7,000

  +~@ LONG BEACH, CALIFORNIA UNIFIED
      SCHOOL DISTRICT
      COP (Capital Improvement
       Refinancing Project)
       1.00%, 07/07/03                                   30,965          30,965

   +@ LOS ANGELES, CALIFORNIA
      M/F Housing RB (Beverly Park
       Apartments) Series 1988A
       0.92%, 07/07/03                                   34,000          34,000
      M/F Housing RB (Channel
       Gateway Apartments)
       Series 1989B
       1.00%, 07/07/03                                   67,700          67,700
      M/F Housing RB (Fountain Park
       Project) Series 1999P
       0.92%, 07/07/03                                   24,300          24,300
      M/F Housing RB (Fountain
       Park Project Phase II)
       Series 2000B
       0.92%, 07/07/03                                    3,500           3,500
      M/F Housing RB (Studio
       Colony) Series 1985C
       0.93%, 07/07/03                                   15,931          15,931


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND


      PORTFOLIO HOLDINGS continued
      ISSUER
      SECURITY TYPE, PROJECT, SERIES,               FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
      M/F Housing RB Series 1985K
       1.00%, 07/07/03                                   12,555          12,555
      M/F Housing Revenue
       Refunding Bond (Tri City
       Project) Series 2001I
       0.92%, 07/07/03                                    3,700           3,700
    ~ TOBP (PA-554)
       1.01%, 07/07/03                                    3,150           3,150

    + LOS ANGELES, CALIFORNIA AIRPORT
      TECP Series A
      1.00%, 07/07/03                                     3,000           3,000
      TECP Series B
       1.10%, 07/07/03                                   11,128          11,128
       1.05%, 07/07/03                                    2,500           2,500
       1.05%, 08/14/03                                   10,103          10,103
       1.05%, 08/18/03                                   22,101          22,101

  +~@ LOS ANGELES, CALIFORNIA
      COMMUNITY COLLEGE DISTRICT
      Revenue Refunding COP Series
       2002A
       0.85%, 07/07/03                                   30,150          30,150

   +@ LOS ANGELES, CALIFORNIA
      COMMUNITY REDEVELOPMENT
      AGENCY
      M/F Housing RB (Metropolitan
       Lofts Apartments) Series
       2002A
       0.95%, 07/07/03                                   17,750          17,750
      M/F Housing Revenue
       Refunding Bond (Promenade
       Towers Project) Series 2000
       0.90%, 07/07/03                                   39,600          39,600

  +~@ LOS ANGELES, CALIFORNIA
      CONVENTION CENTER & EXHIBIT
      CENTER AUTHORITY
      Revenue Refunding Bond Series
       2003E
       0.97%, 07/07/03                                   41,700          41,700
      Revenue Refunding Bond Sub-
       Series 2003B-2
       0.97%, 07/07/03                                    4,000           4,000

    @ LOS ANGELES, CALIFORNIA
      DEPARTMENT OF WATER & POWER
   +~ Eagle TOB Series 2001
       1.01%, 07/07/03                                   24,750          24,750
   +~ Electric Plant TOB Series 1997I
       1.03%, 07/07/03                                   19,995          19,995
    ~ Electric Plant TOB Series 370
       0.98%, 07/07/03                                   11,620          11,620
   +~ RB TOB Series 1999L
       1.03%, 07/07/03                                   22,090          22,090
    ~ TOB (PA 1087)
       1.03%, 07/07/03                                    7,120           7,120
   +~ TOB Putters Series 184
       1.00%, 07/07/03                                   15,000          15,000
    ~ Water & Power RB Subseries
       2001B-1
       0.85%, 07/07/03                                   36,300          36,300
   +~ Waterworks RB TOB Series 754
       0.98%, 07/07/03                                   12,708          12,708

      LOS ANGELES, CALIFORNIA UNIFIED
      SCHOOL DISTRICT
  +~@ Munitops TOB Series 1997C
       0.98%, 07/07/03                                   15,400          15,400
  +~@ TOBP (PT-1730)
       1.01%, 07/07/03                                   30,000          30,000
  +~@ TOBP (PT-1764)
       1.01%, 07/07/03                                    9,305           9,305
    = TRAN Series 2003A
       0.94%, 07/01/04                                   50,000          50,528
      TRAN Series B
       1.68%, 07/01/03                                   15,000          15,000

    ~ LOS ANGELES, CALIFORNIA
      WASTEWATER SYSTEM
   +@ RB TOB Series 2002J
       1.00%, 07/07/03                                   12,245          12,245
   +@ Revenue Refunding Bond Series
       2001A
       1.25%, 07/07/03                                   18,000          18,000
   +@ Revenue Refunding Bond Series
       2001B
       1.25%, 07/07/03                                   22,200          22,200
   +@ Revenue Refunding Bond Series
       2001C
       1.25%, 07/07/03                                   24,200          24,200
      TECP
       1.00%, 07/10/03                                   24,375          24,375
       0.95%, 08/11/03                                   34,000          34,000
   +@ TOB 98-25
       0.98%, 07/07/03                                   17,000          17,000


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,               FACE VALUE       MKT. VALUE
    RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    LOS ANGELES COUNTY, CALIFORNIA
+@  COP ACES (Los Angeles
     County Museum of Art Project)
     Series 1985A
     0.90%, 07/07/03                                    1,500            1,500
+@  COP ACES (Los Angeles
     County Museum of Art Project)
     Series 1985B
     0.90%, 07/07/03                                    1,600            1,600
=   TRAN Series 2003A
     0.90%, 06/30/04                                  100,000          101,087

+   LOS ANGELES COUNTY, CALIFORNIA
    CAPITAL ASSET LEASING CORP
    TECP
     1.05%, 07/14/03                                   11,000           11,000
     1.05%, 07/24/03                                    6,000            6,000
     0.90%, 09/10/03                                   16,200           16,200
+@  LOS ANGELES COUNTY, CALIFORNIA
    HOUSING AUTHORITY
    M/F Housing RB (Malibu
     Canyon Apartments Project)
     Series B
     1.00%, 07/07/03                                   28,520           28,520

+   LOS ANGELES COUNTY, CALIFORNIA
    METROPOLITAN TRANSIT AUTHORITY
~@  Eagle Sales Tax Revenue
     Refunding TOB Series 2001B
     1.01%, 07/07/03                                   24,750           24,750
~@  Revenue Refunding Bond
     Series 1993A
     0.85%, 07/07/03                                   14,000           14,000
~@  Sales Tax RB TOB Series
     2003-A
     1.15%, 08/06/03                                   12,600           12,600
    TECP
     1.00%, 08/11/03                                   25,266           25,266
     1.00%, 08/14/03                                   57,990           57,990
     0.95%, 09/04/03                                   25,267           25,267
~@  TOB Series 1998B
     1.03%, 07/07/03                                   23,830           23,830

+~@ LOS ANGELES COUNTY, CALIFORNIA
    PENSION
    Revenue Refunding Bond Series
     1996C
     0.85%, 07/07/03                                   12,130           12,130
    Revenue Refunding Bond Series
     1996A
     0.85%, 07/07/03                                   16,000           16,000
    Revenue Refunding Bond Series
     1996B
     0.85%, 07/07/03                                    8,600            8,600

+=  LOS ANGELES COUNTY, CALIFORNIA
    SCHOOLS POOLED FINANCING
    PROGRAM
    TRAN Series 2003A
     0.92%, 06/30/04                                   12,000           12,098

+~@ LOS ANGELES COUNTY, CALIFORNIA
    TRANSPORTATION COMMISSION
    Sales Tax RB Series 1992A
     0.85%, 07/07/03                                    8,050            8,050

+@  MADERA, CALIFORNIA PUBLIC
    FINANCING AUTHORITY
    (Municipal Golf Course Revenue
    Refinancing) RB
     0.95%, 07/07/03                                    3,250            3,250

~@  METROPOLITAN WATER DISTRICT OF
    SOUTHERN CALIFORNIA
+   Revenue Refunding Bond Series
     1996A
     0.80%, 07/07/03                                   16,800           16,800
    Revenue Refunding Bond
     Series 1997C
     0.90%, 07/07/03                                   15,000           15,000
    Revenue Refunding Bond Series
     1997B
     0.85%, 07/07/03                                    8,500            8,500
    Revenue Refunding Bond Series
     2001-B2
     0.85%, 07/07/03                                   15,500           15,500
    Revenue Refunding Bonds Series
     1999C
     0.90%, 07/07/03                                    4,100            4,100
    Waterworks RB Series 2001B-3
     RB (Waterworks) S
     0.90%, 07/01/03                                    9,500            9,500
    Waterworks Revenue TOB
     Series 1999O
     1.03%, 07/07/03                                   18,500           18,500
    Waterworks RB Series 2001C-2
     0.80%, 07/01/03                                   32,600           32,600
    Waterworks Revenue Refunding
     Bond Series 2001B-1
     0.85%, 07/07/03                                   45,100           45,100


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      Waterworks Revenue Refunding
       Bond Series 2002A
       1.05%, 07/07/03                                     9,000           9,000
+~@   MODESTO-SANTA CLARA-REDDING,
      CALIFORNIA PUBLIC POWER AGENCY
      RB (San Juan Project)
       Subordinate Lien Series
       1997E
       0.90%, 07/07/03                                     5,000           5,000
      Subordinate Lien RB (San Juan
       Project) Series 1997D
       1.05%, 07/07/03                                     2,500           2,500

      MORENO VALLEY, CALIFORNIA
      UNIFIED SCHOOL DISTRICT
      TRAN
       1.44%, 07/24/03                                     7,450           7,457

+@    MOUNT SAN JACINTO, CALIFORNIA
      WINTER PARK AUTHORITY
      COP (Palm Springs Aerial
       Project) Series 1998
       1.00%, 07/07/03                                     7,900           7,900
      COP (Palm Springs Aerial
       Project) Series 2000B
       1.00%, 07/07/03                                     2,900           2,900

+~@   NORTHERN CALIFORNIA POWER
      AGENCY
      Revenue Refunding Bond
       (Hydroelectric No. 1 Project)
       Series 2002 A
       0.85%, 07/07/03                                     7,000           7,000
      Revenue Refunding Bond
       (Hydroelectric No.1 Project)
       Series 2002B
       0.95%, 07/07/03                                     9,010           9,010
      Revenue Refunding Bond
       (Hydroelectric Project No. 1)
       Series 2003A
       0.95%, 07/07/03                                     9,500           9,500

+~@   NORTHERN, CALIFORNIA
      TRANSMISSION AGENCY
      Revenue Refunding Bonds
       (California-Ore Transmission
       Project) Series A
       0.88%, 07/07/03                                     9,800           9,800

+~@   OAKLAND, CALIFORNIA
      Revenue TOB (180 Harrison
       Foundation Project) Series
       2000M
       1.03%, 07/07/03                                     4,500           4,500

+@    OCEANSIDE, CALIFORNIA
      M/F Mortgage RB (Riverview
       Springs) Series 1990A
       1.00%, 07/07/03                                    12,570          12,570

~@    ORANGE COUNTY, CALIFORNIA
      SANITATION DISTRICT
      COP Series 2002B
       0.85%, 07/01/03                                     3,000           3,000
+     COP (Sanitation Districts
       1-3, 5-7 & 11) Series 1992C
       0.85%, 07/07/03                                    16,200          16,200

+@    ORANGE COUNTY, CALIFORNIA
      COP (Florence Crittenton
       Services Project) Series 1990
       0.97%, 07/07/03                                     5,500           5,500
      M/F Housing RB (Lantern Pines
       Project)
       0.95%, 07/07/03                                    14,700          14,700

+@    ORANGE COUNTY, CALIFORNIA
      APARTMENT DEVELOPMENT
      RB (Hidden Hills) Series 1985C
       1.00%, 07/07/03                                    13,300          13,300
      RB (Villas Aliento) Series
       1998E
       0.90%, 07/07/03                                     4,500           4,500
      RB Series 1998F
       0.90%, 07/07/03                                    15,900          15,900
      RB Series (WCLO LF)
       Series 1998G-3
       0.87%, 07/07/03                                    14,100          14,100
      Revenue Refunding Bond (Jess
       L. Frost Project) Series
       1985B
       0.95%, 07/07/03                                    10,200          10,200
      Revenue Refunding Bond
       (Pointe Niguel Project) Series
       1992C
       0.85%, 07/07/03                                    18,000          18,000
      Revenue Refunding Bond
       (Vintage Woods) Series
       1988H
       0.87%, 07/07/03                                    10,000          10,000


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
+     ORANGE COUNTY, CALIFORNIA
      LOCAL TRANSIT AUTHORITY
      TECP
       0.90%, 09/08/03                                    38,000          38,000
       0.90%, 09/10/03                                     4,000           4,000
~@    ORANGE COUNTY, CALIFORNIA WATER
      DISTRICT
      COP Series 2003A
       0.95%, 07/07/03                                    25,000          25,000

~@    PALO ALTO, CALIFORNIA UNIFIED
      SCHOOL DISTRICT
      Merlot TOB Series 1997R
       1.03%, 07/07/03                                     6,000           6,000

+~@   PASADENA, CALIFORNIA
      COP (City Hall & Park
       Improvement Projects)
       0.95%, 07/07/03                                    35,290          35,290

      PERALTA, CALIFORNIA COMMUNITY
      COLLEGE DISTRICT
      BAN
       1.12%, 03/04/04                                    28,500          28,506

+@    PETALUMA, CALIFORNIA
      COMMUNITY AUTHORITY
      M/F Housing RB (Oakmont At
       Petaluma Project)
       0.95%, 07/07/03                                     3,450           3,450

+@    PINOLE, CALIFORNIA
      REDEVELOPMENT AGENCY
      M/F Housing RB (East Bluff
       Apartments Project)
       Series 1998A
       1.15%, 07/07/03                                     4,959           4,959

+@    PLEASANT HILL, CALIFORNIA
      M/F Housing RB (Brookside
       Apartments Project)
       Series 1998A
       0.90%, 07/07/03                                     4,600           4,600

+     PORT OF OAKLAND, CALIFORNIA
      TECP Series D
       1.05%, 07/03/03                                    13,000          13,000
~@    TOBP (PA-663)
       1.05%, 07/07/03                                     8,415           8,415
~@    Merlot TOB (First Union)
       Series 2000JJ
       1.08%, 07/07/03                                    15,000          15,000

+~@   RANCHO, CALIFORNIA WATER
      DISTRICT FINANCING AUTHORITY
      RB Series 2001B
       0.90%, 07/07/03                                    25,000          25,000

+@    REDWOOD CITY, CALIFORNIA
      COP (City Hall Project)
       1.00%, 07/07/03                                     2,305           2,305

+~@   RIVERSIDE COUNTY, CALIFORNIA
      ASSET LEASING CORP
      Leasehold RB (South West
       Justice Center) Series 2000B
       0.85%, 07/07/03                                    15,900          15,900

+@    RIVERSIDE COUNTY, CALIFORNIA
      HOUSING AUTHORITY
      M/F Housing RB (Briarwood
       Apartment Project) Series
       1985C
       0.95%, 07/07/03                                     4,500           4,500
      M/F Housing RB (Tyler Springs
       Apartments) Series 1999C
       0.87%, 07/07/03                                     8,000           8,000
      M/F Housing Revenue
       Refunding Bond (Victoria
       Springs Apartments)
       1.00%, 07/07/03                                     9,000           9,000

+@    RIVERSIDE COUNTY, CALIFORNIA
      IDA
      RB (Calmold, Inc. Project)
       1.50%, 07/07/03                                     3,070           3,070

+~@   ROSEVILLE, CALIFORNIA ELECTRIC
      SYSTEM
      COP Series 2002
       0.95%, 07/07/03                                    30,365          30,365

      SACRAMENTO, CALIFORNIA CITY
      FINANCING AUTHORITY
      Revenue Refunding Bond
       1.90%, 07/01/03                                     3,825           3,825

+     SACRAMENTO, CALIFORNIA
      MUNICIPAL UTILITY DISTRICT
      TECP
       1.00%, 08/29/03                                    38,850          38,850

+@    SACRAMENTO, CALIFORNIA
      REDEVELOPMENT AGENCY
      M/F Housing RB (18th & L
       Apartments) Series 2002E
       0.92%, 07/07/03                                    10,525          10,525


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
    RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
 +@ SACRAMENTO COUNTY, CALIFORNIA
    COP (Administration Center &
     Court House Project)
     1.00%, 07/07/03                                     7,665          7,665

 +@ SACRAMENTO COUNTY, CALIFORNIA
    HOUSING AUTHORITY
    M/F Housing RB (Chesapeake
     Commons Project) Series C
     1.00%, 07/07/03                                    28,000         28,000
    M/F Housing RB (Hidden Oaks
     Apartments) Series 1999C
     0.95%, 07/07/03                                     6,300          6,300

 ~@ SACRAMENTO COUNTY, CALIFORNIA
    SANITATION DISTRICT FINANCING
    AUTHORITY
    TOB Series 366
     0.98%, 07/07/03                                     12,445         12,445
    TOBP (PA-694)
     1.01%, 07/07/03                                      6,090          6,090

 +@ SACRAMENTO COUNTY, CALIFORNIA
    SPECIAL FACILITIES
    RB (Cessna Aircraft Corp.
     Project)
     1.05%, 07/07/03                                     3,300          3,300

 +@ SALINAS, CALIFORNIA APARTMENT
    DEVELOPMENT
    M/F Housing RB (Mariner Villa
     Project) Series 1985B
     0.95%, 07/07/03                                     2,825          2,825

    SAN BERNARDINO COUNTY,
    CALIFORNIA
+~@ COP (Medical Center Financing
     Project) Series 1998
     1.05%, 07/07/03                                    35,660         35,660
    TRAN
     1.68%, 07/01/03                                    35,000         35,000

  = SAN DIEGO, CALIFORNIA
    COUNTY & SCHOOL DISTRICT
    TRAN Series 2003A
     0.90%, 06/30/04                                    51,000         51,428

 +@ SAN DIEGO, CALIFORNIA HOUSING
    AUTHORITY
    M/F Mortgage RB (Creekside
     Villa) Series 1999B
     1.00%, 07/07/03                                     6,000          6,000
    M/F Mortgage RB (La Cima)
     Series 1999K
     0.85%, 07/07/03                                     9,140          9,140
    M/F Mortgage RB (Nobel
     Courts) Series 1999L
     0.85%, 07/07/03                                    15,815         15,815

+~@ SAN DIEGO, CALIFORNIA PUBLIC
    FACILITIES FINANCING AUTHORITY
    Waters RB TOB Series 757
     0.98%, 07/07/03                                    19,840         19,840

    SAN DIEGO, CALIFORNIA UNIFIED
    SCHOOL DISTRICT
+~@ Munitop TOB 2002-28
     1.13%, 11/05/03                                    12,280         12,280
    TRAN Series A
     1.52%, 07/28/03                                    61,850         61,917

  ~ SAN DIEGO, CALIFORNIA WATER
    AUTHORITY
    TECP
     1.00%, 08/07/03                                    10,500         10,500

+~@ SAN FRANCISCO, CALIFORNIA CITY &
    COUNTY AIRPORTS COMMISSION
    International Airport Certificates
     Series 476
     0.98%, 07/07/03                                    16,255         16,255
    International Airports RB TOBP
     (PA-662)
     1.12%, 07/07/03                                    12,670         12,670

+~@ SAN FRANCISCO, CALIFORNIA CITY &
    COUNTY FINANCING CORP
    Lease RB (Moscone Center
     Expansion Project) Series
     2000-2
     0.85%, 07/07/03                                    10,500         10,500

 +@ SAN FRANCISCO, CALIFORNIA CITY &
    COUNTY REDEVELOPMENT AGENCY
    M/F Housing RB (3rd & Mission)
     Series 1999C
     1.10%, 07/07/03                                    21,500         21,500
    M/F Housing RB (City Heights)
     Series 1997A
     1.00%, 07/07/03                                    16,800         16,800
    M/F Housing RB (Fillmore
     Center Project) Series 1992 A2
     0.97%, 07/07/03                                     3,750          3,750


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                FACE VALUE      MKT. VALUE
    RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    M/F Housing RB (Ocean Beach
     Apartments) Series 2001B
     1.03%, 07/07/03                                    4,850           4,850
    M/F Housing RB (Post Street
     Towers) Series 2000A
     0.95%, 07/07/03                                   17,000          17,000
    RB (CFD4)
     0.90%, 07/07/03                                   23,440          23,440

  + SAN JOAQUIN COUNTY, CALIFORNIA
    TRANSPORTATION AUTHORITY
    Sales Tax Revenue TECP
     1.00%, 09/10/03                                   15,000          15,000

 +@ SAN JOSE, CALIFORNIA
  ~ GO TOB Series 760
     0.98%, 07/07/03                                   11,223          11,223
    M/F Housing RB (Almeden
     Lake Apartments Project)
     Series 1997A
     1.00%, 07/07/03                                   15,900          15,900
    M/F Housing RB (Betty Anne
     Apartments Project)
     Series 2002A
     1.00%, 07/07/03                                   11,000          11,000
    M/F Housing RB (El Paseo
     Apartments Project)
     Series 2002B
     1.00%, 07/07/03                                    5,000           5,000
    M/F Housing RB (Seinna at
     Renaissance Project) Series
     1996A
     0.92%, 07/07/03                                   21,500          21,500

+~@ SAN JOSE, CALIFORNIA HOUSING
    FINANCING AUTHORITY
    Revenue Refunding &
     Improvement Bond (Hayes
     Mansion Project) Series
     2001D
     0.95%, 07/07/03                                   10,800          10,800

 +@ SAN JOSE, CALIFORNIA
    REDEVELOPMENT AGENCY
    M/F Housing (101 San
     Fernando Apartments Project)
     Series 1998A
     1.00%, 07/07/03                                   38,000          38,000
    RB (Merged Area
     Redevelopment Project)
     Series 1996B
     0.90%, 07/07/03                                    6,000           6,000
  ~ Tax Allocation TOB Putters
     Series 158
     1.00%, 07/07/03                                   30,095          30,095

  + SAN JOSE, CALIFORNIA UNIFIED
    SCHOOL DISTRICT
    Santa Clara County GO Series
     2002A
     1.40%, 08/01/03                                    2,000           2,004

 +@ SAN MARCOS, CALIFORNIA
    REDEVELOPMENT AGENCY
    M/F RB (Grandon Villiage Project)
     Series A
     1.00%, 07/07/03                                   13,500          13,500

 +@ SANGER, CALIFORNIA PUBLIC
    FINANCING AUTHORITY
    Revenue Refunding Bond
     (Utility Systems Financing
     Project) Series 2002A
     1.00%, 07/07/03                                   10,000          10,000

    SANTA BARBARA COUNTY,
    CALIFORNIA
    TRAN Series A
     1.52%, 07/25/03                                   12,000          12,011
  =  0.80%, 07/23/04                                   11,000          11,139

+~@ SANTA CLARA, CALIFORNIA
     Electric Revenue
     Series 1985C
     0.85%, 07/07/03                                   16,700          16,700

 +@ SANTA CLARA COUNTY, CALIFORNIA
    M/F Housing Revenue
     Refunding Bond (Brairwood
     Apartments Project) Series
     1996B
     0.87%, 07/07/03                                   12,400          12,400
    M/F Housing Revenue
     Refunding Bond (Grove
     Garden Apartments) Series
     1997A
     0.87%, 07/07/03                                   14,000          14,000


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
+@    SANTA CLARA COUNTY --
      EL CAMINO, CALIFORNIA
      HOSPITAL DISTRICT
      RB (Valley Medical Center Project)
       Series 1985A
       1.50%, 07/07/03                                     16,200         16,200

+~@   SANTA CLARA VALLEY, CALIFORNIA
      WATER DISTRICT
      COP TOB Series 2000-411
       0.98%, 07/07/03                                     15,120         15,120

+@    SANTA FE SPRINGS, CALIFORNIA
      IDA
      RB (Tri-West) Series 1983
       1.35%, 07/30/03                                      4,000          4,000

+@    SANTA PAULA, CALIFORNIA PUBLIC
      FINANCING AUTHORITY
      Lease Water System RB (Aquis
       Project) Series 1996
       1.10%, 07/07/03                                      9,000          9,000

+@    SANTA ROSA, CALIFORNIA HOUSING
      AUTHORITY
      M/F Housing RB (Apple Creek
       Apartments Project)
       Series 1985E
       0.95%, 07/07/03                                     17,140         17,140
      M/F Housing RB (Quail Run
       Apartments) Series 1997A
       0.95%, 07/07/03                                      4,710          4,710

=     SOUTH COAST, CALIFORNIA LOCAL
      EDUCATIONAL AGENCIES
      TRAN Series 2003A
       0.80%, 06/30/04                                     35,000         35,415

+~@   SOUTH PLACER, CALIFORNIA
      WASTEWATER AUTHORITY
      RB Series B
       0.95%, 07/07/03                                     29,500         29,500

+@    SOUTH SAN FRANCISCO, CALIFORNIA
      HOUSING AUTHORITY
      M/F Housing RB (Magnolia
       Plaza Project) Series A
       1.00%, 07/07/03                                      5,500          5,500

+@    SOUTHEAST, CALIFORNIA RESOURCE
      RECOVERY FACILITIES AUTHORITY
      Lease Revenue Refunding Bond
       Series 1995A
       0.92%, 07/07/03                                     18,305         18,305
      Lease Revenue Refunding Bond
       Series 1995B
       0.97%, 07/07/03                                     14,200         14,200

~@    SOUTHERN CALIFORNIA HFA
      S/F Mortgage RB TOBP
       (PT-629)
       1.12%, 07/07/03                                     28,350         28,350

+~@   SOUTHERN CALIFORNIA PUBLIC
      POWER AUTHORITY
      Revenue Refunding Bond (Palo
       Verdes Project) Series 1996B
       0.85%, 07/07/03                                      1,100          1,100
      Subordinate RB (Southern
       Transmission Project)
       Series 2000A
       0.95%, 07/07/03                                      6,500          6,500
      Subordinate Revenue Refunding
       Bond (Southern Tranmission
       Project) Series 2001A
       0.95%, 07/07/03                                     16,795         16,795

+@    STOCKTON, CALIFORNIA COMMUNITY
      FACILITIES DISTRICT
      Special Tax RB (Arch Road East
       No.99-02)
       1.00%, 07/07/03                                      1,430          1,430

+~@   SUNNYVALE, CALIFORNIA
      COP (Government Center Site
       Acquisition) Series 2001A
       0.90%, 07/07/03                                     13,280         13,280

+@    UNION CITY, CALIFORNIA
      M/F Housing RB (Greenhaven
       Apartments Project) Series
       1997A
       0.87%, 07/07/03                                     10,975         10,975

      UNIVERSITY OF CALIFORNIA BOARD
      OF REGENTS
~@    Eagle TOB Series K
       1.01%, 07/07/03                                     19,430         19,430


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ X 1,000)    ($ X 1,000)
+~@   RB TOB Series 762
       0.98%, 07/07/03                                      7,835          7,835
      TECP
       1.05%, 07/07/03                                     13,545         13,545
       1.00%, 08/11/03                                     14,220         14,220
       1.00%, 09/04/03                                     13,100         13,100

+~@   VAL VERDE, CALIFORNIA
      UNIFIED
      SCHOOL DISTRICT
      COP RB Series 2001A
       0.93%, 07/07/03                                      2,205          2,205

+@    VALLECITOS, CALIFORNIA WATER
      DISTRICT
      RB (Twin Oaks Reservoir
       Project)
       0.95%, 07/07/03                                     19,000         19,000

      VENTURA COUNTY, CALIFORNIA
      TRAN
       1.66%, 07/01/03                                     20,000         20,000
=      0.90%, 07/01/04                                     25,000         25,149

+@    VERNON, CALIFORNIA ELECTRIC
      SYSTEM
      RB (Malburg Project) Series
       2003A
       0.95%, 07/07/03                                     11,000         11,000

+@    VICTOR VALLEY, CALIFORNIA
      COMMUNITY COLLEGE DISTRICT
      COP
       0.95%, 07/07/03                                     53,450         53,450

+@    VISTA, CALIFORNIA
      IDRB (Desalination System, Inc.
       Project) Series 1995
       1.05%, 07/07/03                                      4,945          4,945

+@    WEST BASIN, CALIFORNIA MUNICIPAL
      WATER DISTRICT
      RB COP (Phase ll Recycled
       Water Project) Series 1997B
       1.00%, 07/07/03                                     25,000         25,000
      RB COP (Phase III Recycled
       Water Project) Series 1999A
       1.00%, 07/07/03                                      8,400          8,400
      RB COP (Phase III Recycled
       Water Project) Series 1999B
       1.05%, 07/07/03                                     13,460         13,460

+@    WEST SACRAMENTO, CALIFORNIA
      SPECIAL TAX
      RB (Community Facilities
       District #6) Series 1997A
       1.50%, 07/07/03                                      3,735          3,735

+~@   WESTERN MUNICIPAL WATER DISTRICT
      OF CALIFORNIA FACILITIES AUTHORITY
      RB COP Series 2002A
       0.95%, 07/07/03                                     15,700         15,700

+@    WESTERN RIVERSIDE COUNTY,
      CALIFORNIA REGIONAL WASTEWATER
      AUTHORITY
      RB Series 1996
       0.85%, 07/01/03                                      1,200          1,200

+~@   WESTMINSTER, CALIFORNIA
      COP (Civic Center Refunding
       Program) Series 1998A
       1.00%, 07/07/03                                      3,610          3,610

+@    WESTMINSTER, CALIFORNIA
      REDEVELOPMENT AGENCY
      M/F Housing RB (Brookhurst
       Royale) Series 2000A
       1.75%, 07/07/03                                      7,700          7,700
~      Tax Allocation Bond (Community
       Redevelopment Project)
       Series 1997
       1.00%, 07/07/03                                      9,155          9,155
                                                                       ---------
                                                                       7,598,570

      PUERTO RICO 2.6%

+~@   PUERTO RICO COMMONWEALTH
      Infrastructure Eagle TOB Series
       2000
       1.01%, 07/07/03                                     33,105         33,105
      Public Improvement TOB Series
       2001R
       1.00%, 07/07/03                                     12,200         12,200
      Public Improvement TOB Robin
       Series 3
       0.98%, 07/07/03                                     13,395         13,395
      TOB Putters Series 232
       0.95%, 07/07/03                                     24,245         24,245


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
      TOB Series 204
       0.95%, 07/07/03                                      7,295          7,295
      TOBP (PA-652)
       0.96%, 07/07/03                                      8,730          8,730
      TOBP (PT-812)
       0.96%, 07/07/03                                     13,050         13,050
      Unlimited GO Series
       2001II-R-124
       1.10%, 07/07/03                                      4,995          4,995

+~@   PUERTO RICO COMMONWEALTH
      HIGHWAY & TRANSPORTATION
      AUTHORITY
      Highway RB TOB Series II-R-66
       1.01%, 07/07/03                                      6,200          6,200
      RB Series 1998A
       0.95%, 07/07/03                                      2,700          2,700
      RB TOB Series R-227
       1.01%, 07/07/03                                      3,995          3,995
      RB TOBP (PA-605)
       0.96%, 07/07/03                                      6,590          6,590
      Transportation Revenue Merlot
       TOB Series 2000FFF
       1.00%, 07/07/03                                      4,970          4,970

+~@   PUERTO RICO COMMONWEALTH
      INFRASTRUCTURE FINANCING AUTHORITY
      TOBP (PA-498 )
       0.96%, 07/07/03                                      3,290          3,290

+~@   PUERTO RICO ELECTRIC POWER
      AUTHORITY
      Putters RB TOB Series 147
       0.95%, 07/07/03                                      5,000          5,000
      Eagle RB Series II
       1.03%, 07/01/03                                      7,405          7,405
      RB TOB Putters Series 164
       0.95%, 07/07/03                                     15,765         15,765

+~@   PUERTO RICO HOUSING FINANCE
      CORP.
      RB TOB Series 2000R
       1.00%, 07/07/03                                      5,545          5,545

+~@   PUERTO RICO PUBLIC BUILDING
      AUTHORITY
      Government Facilities RB TOB
       Putter Series 211
       0.95%, 07/07/03                                     13,995         13,995
      Revenue Guaranteed RB TOB
       Series II-R-56
       1.01%, 07/07/03                                      6,545          6,545
                                                                         -------
                                                                         199,015

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.


ASSETS
------------------------------------------------------------------------
Investments, at market value                                 $7,797,585 a
Cash                                                             44,423
Receivables:
   Fund shares sold                                              22,512
   Interest                                                      21,347
   Investments sold                                             111,430
Prepaid expenses                                          +          14
                                                          --------------
TOTAL ASSETS                                                  7,997,311

LIABILITIES
------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                          33,263
   Dividends to shareholders                                      1,570
   Investments bought                                           599,321
   Investment adviser and administrator fees                        175
   Transfer agent and shareholder service fees                      156
Accrued expenses                                          +         265
                                                          --------------
TOTAL LIABILITIES                                               634,750

NET ASSETS
------------------------------------------------------------------------
TOTAL ASSETS                                                  7,997,311
TOTAL LIABILITIES                                         -     634,750
                                                          --------------
NET ASSETS                                                   $7,362,561

NET ASSETS BY SOURCE
Capital received from investors                               7,363,383
Net realized capital losses                                        (822)

NET ASSETS BY SHARE CLASS
                                                 SHARES
SHARE CLASS                 NET ASSETS   /     OUTSTANDING   = NAV
Sweep Shares                $4,058,061         4,059,029       $1.00
Value Advantage Shares      $3,304,500         3,304,469       $1.00


a The amortized cost for the fund's securities was $7,797,585. During the reporting period, the fund had $621,955 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
----------------------------------------------

COST BASIS OF PORTFOLIO             $7,797,585

AS OF DECEMBER 31, 2002:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                 Loss amount:
   2008                                   $955


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS

For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------
Interest                                                        $42,988

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------
Net realized gains on investments sold                              319

EXPENSES
------------------------------------------------------------------------
Investment adviser and administrator fees                        12,631 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                   9,038 b
   Value Advantage Shares                                         3,427 b
Trustees' fees                                                       27 c
Custodian and portfolio accounting fees                             280
Professional fees                                                    20
Registration fees                                                    48
Shareholder reports                                                 118
Other expenses                                               +       20
                                                             -----------
Total expenses                                                   25,609
Expense reduction                                            -    5,544 d
                                                             -----------
NET EXPENSES                                                     20,065
INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          42,988
NET EXPENSES                                                 -   20,065
                                                             -----------
NET INVESTMENT INCOME                                            22,923
NET REALIZED GAINS                                           +      319
                                                             -----------
INCREASE IN NET ASSETS FROM OPERATIONS                          $23,242



a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

TRANSFER AGENT SERVICES:

                          % OF AVERAGE
SHARE CLASS             DAILY NET ASSETS
----------------------------------------
Sweep Shares                  0.25
Value Advantage Shares        0.05


SHAREHOLDER SERVICES:

                          % OF AVERAGE
SHARE CLASS             DAILY NET ASSETS
----------------------------------------
Sweep Shares                  0.20
Value Advantage Shares        0.17

c For the fund's independent trustees only.

d Includes $4,941 from the investment adviser (CSIM) and $603 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through at least April 30, 2004, as follows:

                          % OF AVERAGE
SHARE CLASS             DAILY NET ASSETS
----------------------------------------
Sweep Shares                  0.65
Value Advantage Shares        0.45

 This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
-------------------------------------------------------------------------------------
                                               1/1/03 - 6/30/03    1/1/02 - 12/31/02
Net investment income                               $    22,923         $     59,336
Net realized gains                               +          319                  419
                                               --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                   23,242               59,755

Distributions Paid
-------------------------------------------------------------------------------------
Dividends from Net Investment Income

Sweep Shares                                             11,156               31,864
Value Advantage Shares                           +       11,767               27,472
                                               --------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME               22,923               59,336

Transactions in Fund Shares                                                          a
-------------------------------------------------------------------------------------
Shares Sold
Sweep Shares                                          6,213,368           12,462,311
Value Advantage Shares                           +    1,773,249            3,283,142
                                               --------------------------------------
TOTAL SHARES SOLD                                     7,986,617           15,745,453

Shares Reinvested
Sweep Shares                                             10,291               31,365
Value Advantage Shares                           +       10,232               26,012
                                               --------------------------------------
TOTAL SHARES REINVESTED                                  20,523               57,377

Shares Redeemed
Sweep Shares                                         (6,221,411)         (12,335,422)
Value Advantage Shares                           +   (1,560,415)          (2,791,080)
                                               --------------------------------------
TOTAL SHARES REDEEMED                                (7,781,826)         (15,126,502)

NET TRANSACTIONS IN FUND SHARES                         225,314              676,328 b

NET ASSETS
-------------------------------------------------------------------------------------
Beginning of period                                   7,136,928            6,460,181
Total increase                                   +      225,633              676,747 c
                                               --------------------------------------
END OF PERIOD                                       $ 7,362,561         $  7,136,928

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Financial Notes unaudited


Business Structure of the Fund

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS TWO SHARE CLASSES: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

Fund Operations

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

Accounting Policies

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

Glossary

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

AGENCY DISCOUNT NOTES Notes issued by federal agencies -- known as Government Sponsored Enterprises, or GSEs -- at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Securities that are backed by various assets, which may include loans, accounts receivable or investments of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected or liquidated). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TOB    Tender option bond
TOBP   Tender option bond partnership
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand


Schwab California Municipal Money Fund

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

144A SECURITY A security exempt from a registration requirement pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers, as defined in Rule 144A.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.


                                          Schwab California Municipal Money Fund

NOTES

Contact Schwab

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments((TM)) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab All Equity Portfolio
   Schwab Growth Portfolio
   Schwab Balanced Portfolio
   Schwab Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
     Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]



INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104


DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG25721

Schwab Money Funds

                                                        SEMIANNUAL REPORT
                                                        June 30, 2003

                                                        Schwab Money Market Fund

                                                        Schwab Government
                                                        Money Fund

                                                        Schwab U.S. Treasury
                                                        Money Fund

                                                        Schwab Value Advantage
                                                        Money Fund(R)




                                                           [CHARLES SCHWAB LOGO]

In This Report

     Management's Discussion .............................................     2
         Fund yield figures and portfolio statistics, plus a discussion of factors that affected fund performance during the report period.

     Financial Statements
     Portfolio holdings and fund financials.

         Schwab Money Market Fund ........................................     5
         Ticker Symbol: SWMXX

         Schwab Government Money Fund ....................................    20
         Ticker Symbol: SWGXX

         Schwab U.S. Treasury Money Fund .................................    27
         Ticker Symbol: SWUXX

         Schwab Value Advantage Money Fund(R) ............................    33
         Investor Shares: SWVXX
         Select Shares(R): SWBXX
         Institutional Shares: SWAXX

     Financial Notes .....................................................    47

     Glossary ............................................................    50

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

From the Chairman

Without question, these are challenging times for America's investors. For money fund shareholders, one of the main concerns has been decline of short-term interest rates, since money fund yields are a reflection of those rates.

Given the choice, I'm sure most of us would prefer that yields were higher. At the same time, I believe that a look at the larger picture reveals that the current low interest rate environment has a beneficial side that shouldn't be ignored.

For example, Americans have recently had the opportunity to borrow money at the most attractive rates in decades, whether for buying a home, refinancing or realizing a life-long goal like starting a business. More importantly, the Federal Reserve's monetary policy, along with fiscal policies enacted by Congress and the President, should provide a powerful stimulus to economic recovery. That, too, is something that would benefit all Americans.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles R. Schwab

Management's Discussion for the six months ended June 30, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and
CEO of Charles Schwab Investment
Management, Inc. and is president
of each of the funds covered in this
report. He joined the firm in August
of 2002, bringing with him 24
years of experience in the asset
management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here, and especially with their dedication to understanding the concerns of investors.

That dedication is particularly important right now. Times of uncertainty about the economy and world events demand diligence from investment professionals. At SchwabFunds, we are keenly aware of this, and continue to work for the best interests of our shareholders.

In recent months, money market funds have faced a very challenging environment. With interest rates on short-term investments falling in connection with the Fed's actions, some investors have expressed concerns about the potential for fund yields to fall to zero or even lower.

I can assure you that we at SchwabFunds will continue to monitor the yields in all our money market funds. In consultation with fund trustees, we will take appropriate measures to maintain competitive yields.

One thing we won't do in pursuit of yields is compromise our high standards for investment credit quality. We'll also continue to follow our time-tested management procedures and controls. In other words, we won't take short cuts that may jeopardize our long-term commitment to our investors.

Thank you for choosing SchwabFunds. We're here to help you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk


Schwab Money Funds

[PHOTO OF MIKE NEITZKE AND LINDA KLINGMAN]

LINDA KLINGMAN, a vice president
of the investment advisor and senior
portfolio manager, has overall
responsibility for the management
of the Money Market and Value
Advantage Money funds. She
joined the firm in 1990 and has
managed money market funds
since 1988.

MIKE NEITZKE, a portfolio manager,
has day-to-day responsibility for
management of the Money Market
and Value Advantage Money
funds. Prior to joining the firm in
March 2001, he worked for more
than 15 years in the financial
industry as a portfolio manager.


[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a portfolio manager,
has been responsible for day-to-day
management of the Government
Money and U.S. Treasury Money
funds since 1999. She joined the
firm in 1987 and has worked in
fixed-income portfolio management
since 1991.

The Investment Environment and the Funds

THE U.S. ECONOMY REMAINED IN A HOLDING PATTERN DURING THE SIX MONTHS OF THE REPORT PERIOD. Concerned by geopolitical uncertainties, businesses put off making major decisions about capital spending and hiring, even after the major combat phase of the war in Iraq was over. Economic indicators reported during the period were mixed, providing little incentive for businesses to pursue expansion plans.

ALREADY AT THEIR LOWEST LEVEL IN DECADES, INTEREST RATES FELL FURTHER AS THE REPORT PERIOD PROGRESSED. During the first months of 2003, a major factor in the decline of rates was anticipation of the war in Iraq. Toward the end of the period, deflation fears came to the forefront, leading to expectations that the Federal Reserve (the Fed) would cut interest rates. These expectations were confirmed on June 25, when the Fed, seeking to provide yet further economic stimulus, cut the Fed funds rate by 0.25%.

FALLING INTEREST RATES PUSHED MONEY FUND YIELDS TO NEW LOWS (see next page for fund yield information). We sought to lessen the effects of falling rates on the funds by maintaining comparatively long weighted average maturities. Although the funds' yields did decline, we were successful in slowing that decline, and in keeping the yields higher than they otherwise would have been.

The funds also benefited from the decision to purchase Freddie Mac securities. Although some of this issuer's accounting practices were called into question during the report period, our analysis indicated that the creditworthiness of its securities was not in doubt.

In the two non-government funds, we added to our holdings in government and agency securities. Typically, these securities offer lower yields than bank CDs and commercial paper because of their higher creditworthiness. However, during the report period yields in the corporate and government markets converged. We took advantage of this opportunity to buy higher credit quality securities with little or no sacrifice in yield.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


Schwab Money Funds

Management's Discussion continued

Performance and Fund Facts as of 6/30/03

SEVEN-DAY YIELDS 1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                        MONEY         GOVERNMENT  U.S. TREASURY               VALUE ADVANTAGE
                     MARKET FUND      MONEY FUND    MONEY FUND                  MONEY FUND(R)
-------------------------------------------------------------------------------------------------------------
                                                                    Investor         Select     Institutional
                                                                     Shares         Shares(R)       Shares
-------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1         0.46%          0.45%          0.46%          0.76%          0.86%          0.97%
-------------------------------------------------------------------------------------------------------------
SEVEN-DAY
EFFECTIVE YIELD           0.46%          0.45%          0.46%          0.76%          0.87%          0.98%
-------------------------------------------------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                       MONEY             GOVERNMENT       U.S. TREASURY      VALUE ADVANTAGE
                                    MARKET FUND          MONEY FUND         MONEY FUND         MONEY FUND
------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE                      60 days              59 days             81 days             59 days
MATURITY
------------------------------------------------------------------------------------------------------------
CREDIT QUALITY                      100% Tier 1          100% Tier 1         100% Tier 1         100% Tier 1
OF HOLDINGS 2 % of portfolio
------------------------------------------------------------------------------------------------------------

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

1 A portion of each fund's expenses was reduced during the reporting period.
  Without this reduction, the seven-day yields for Schwab Money Market, Government Money and U.S. Treasury Money Funds would have been 0.43%, 0.37% and 0.29%, respectively. The seven-day yields for Schwab Value Advantage Money Fund's Investor Shares, Select Shares and Institutional Shares would have been 0.66%.

2 Portfolio holdings may have changed since the report date.


Schwab Money Funds

SCHWAB MONEY MARKET FUND

Financial Statements
Schwab Money Market Fund
FINANCIAL HIGHLIGHTS

                                                   1/1/03-        1/1/02-     1/1/01-          1/1/00-        1/1/99-       1/1/98-
                                                   6/30/03*      12/31/02    12/31/01         12/31/00       12/31/99      12/31/98
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               1.00          1.00           1.00           1.00           1.00         1.00
                                                    -----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.00 1        0.01           0.04           0.06           0.05         0.05
                                                    -----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income              (0.00) 1      (0.01)         (0.04)         (0.06)         (0.05)       (0.05)
                                                    -----------------------------------------------------------------------------
Net asset value at end of period                     1.00          1.00           1.00           1.00           1.00         1.00
                                                    -----------------------------------------------------------------------------
Total return (%)                                     0.31 2        1.23           3.73           5.84           4.64         4.99

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                 0.75 3        0.75           0.75          0.75 4          0.75         0.75
Ratio of gross operating expenses to
  average net assets                                 0.78 3        0.78           0.79          0.80 4          0.84         0.86
Ratio of net investment income to
  average net assets                                 0.62 3        1.22           3.63           5.70           4.56         4.87
Net assets, end of period ($ x 1,000,000)          51,642        51,063         49,116         41,823         36,099       27,439

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratios of net and gross operating expenses would have been 0.76% and 0.81%, respectively, if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

* Asset-backed security

+ Credit-enhanced security

o Illiquid restricted security

= Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                          COST          MARKET VALUE
HOLDINGS BY CATEGORY                   ($x1,000)         ($x1,000)
-------------------------------------------------------------------
 77.8%        FIXED-RATE
              OBLIGATIONS              40,384,663        40,384,663

  8.4%        U.S. GOVERNMENT
              SECURITIES                4,384,761         4,384,761

  4.4%        VARIABLE-RATE
              OBLIGATIONS               2,265,187         2,265,187

  9.4%        OTHER INVESTMENTS         4,852,258         4,852,258
-------------------------------------------------------------------
100.0%        TOTAL INVESTMENTS        51,886,869        51,886,869


     ISSUER                      FACE VALUE                MKT. VALUE
     RATE, MATURITY DATE         ($ x 1,000)               ($ x 1,000)

     FIXED-RATE OBLIGATIONS 77.8% of investments

     COMMERCIAL PAPER & OTHER CORPORATE
     OBLIGATIONS 42.3%
---------------------------------------------------------------------
     AB SPINTAB
     1.22%, 07/14/03                 50,000                    49,978
     0.92%, 10/30/03                 50,000                    49,845

     ALLIANCE & LEICESTER, PLC, 144A
     1.31%, 07/09/03                 16,000                    15,995
     1.26%, 07/14/03                 24,000                    23,989
     1.20%, 09/02/03                 13,000                    12,973
     0.99%, 09/17/03                 10,000                     9,979

     AMSTEL FUNDING CORP.
     1.00%, 09/16/03                 60,000                    59,872

  *+ AMSTERDAM FUNDING CORP., 144A
     1.21%, 07/10/03                 48,000                    47,985
     1.23%, 07/24/03                 95,000                    94,925
     1.23%, 08/07/03                 40,000                    39,949
     1.20%, 09/02/03                 55,000                    54,884
     1.16%, 09/05/03                 50,000                    49,894
     1.20%, 09/05/03                 30,000                    29,934
     0.95%, 09/25/03                 44,000                    43,900
     1.09%, 09/26/03                 31,000                    30,918

   + ANZ (DELAWARE), INC.
     1.19%, 08/22/03                 50,000                    49,914

  *+ APRECO, INC , 144A
     1.25%, 07/15/03                 10,000                     9,995
     1.23%, 08/15/03                 19,000                    18,971
     0.98%, 09/16/03                 20,000                    19,958
     0.99%, 09/16/03                 20,000                    19,958
     1.23%, 09/16/03                 10,000                     9,974

  *+ AQUINAS FUNDING, L.L.C., 144A
     1.23%, 08/20/03                 37,000                    36,937
     1.22%, 08/25/03                 34,000                    33,937
     1.13%, 09/08/03                 50,000                    49,892
     1.00%, 09/09/03                 50,000                    49,903
     1.06%, 12/10/03                 50,000                    49,764

     ASAP FUNDING, LTD., 144A
     1.29%, 07/01/03                 36,970                    36,970
     1.28%, 07/14/03                 20,000                    19,991
     1.29%, 07/18/03                 57,074                    57,039
     1.28%, 07/24/03                 50,000                    49,959
     1.01%, 09/12/03                 43,000                    42,912

   + ASSET PORTFOLIO FUNDING CORP.
     0.95%, 09/22/03                 80,000                    79,825

  *+ ASSET SECURITIZATION COOPERATIVE CORP., 144A
     1.24%, 08/08/03                 94,700                    94,576
     1.22%, 08/12/03                 70,360                    70,260

  *+ ATLANTIS ONE FUNDING CORP., 144A
     1.24%, 07/02/03                143,000                   142,995
     1.27%, 07/24/03                104,293                   104,209
     1.26%, 07/25/03                 28,000                    27,977


See financial notes.

SCHWAB MONEY MARKET FUND

     ISSUER                      FACE VALUE                MKT. VALUE
     RATE, MATURITY DATE         ($ x 1,000)               ($ x 1,000)
     1.26%, 07/28/03                 47,324                    47,279
     1.23%, 08/08/03                 48,963                    48,899
     1.23%, 08/14/03                276,609                   276,193
     1.22%, 08/19/03                142,000                   141,764
     1.12%, 09/04/03                 75,000                    74,850
     1.20%, 09/11/03                 17,000                    16,959
     1.11%, 09/16/03                143,783                   143,445
     1.20%, 09/16/03                161,703                   161,291
     0.91%, 11/13/03                 15,000                    14,949
     0.90%, 12/18/03                 10,000                     9,957
     1.08%, 12/19/03                 14,000                    13,929

     BANK OF IRELAND
     1.21%, 08/19/03                 90,000                    89,852
     1.20%, 08/20/03                116,000                   115,807

     BANK OF NOVA SCOTIA
     1.21%, 07/14/03                125,000                   124,945

     BANK ONE CORP.
     1.22%, 07/29/03                 45,000                    44,957

     BANK OF AMERICA CORP.
     1.25%, 07/18/03                217,000                   216,872
     1.25%, 07/22/03                250,000                   249,818

   + BARCLAYS U.S. FUNDING CORP.
     1.19%, 08/18/03                115,520                   115,337
     1.20%, 10/16/03                 65,000                    64,770

     BEAR STEARNS COMPANIES, INC.
     1.21%, 07/10/03                 49,000                    48,985
     1.25%, 07/25/03                 91,000                    90,924
     1.20%, 08/22/03                 27,000                    26,953
     1.21%, 08/28/03                 86,000                    85,833
     0.91%, 09/26/03                 51,000                    50,888

  *+ BETA FINANCE, INC., 144A
     1.31%, 07/15/03                 50,000                    49,975
     1.26%, 07/25/03                 26,000                    25,978
     1.23%, 08/01/03                 97,000                    96,897
     1.21%, 08/28/03                 35,000                    34,932
     0.99%, 09/17/03                 50,000                    49,893
     1.03%, 09/17/03                 50,000                    49,888
     0.93%, 09/22/03                 17,000                    16,964
     1.58%, 11/20/03                 50,000                    50,000

   + BNP PARIBAS FINANCE, INC.
     1.20%, 08/29/03                 58,000                    57,886
     0.90%, 12/30/03                225,000                   223,976

  *+ CAFCO, L.L.C., 144A
     1.20%, 08/04/03                100,000                    99,887
     1.15%, 09/10/03                 40,000                    39,909

   + CBA (DELAWARE) FINANCE, INC.
     1.25%, 07/07/03                 50,000                    49,990
     1.21%, 07/10/03                100,000                    99,970
     1.21%, 08/15/03                 68,500                    68,397
     1.19%, 08/22/03                 18,000                    17,969

   * CC (USA), INC., 144A
     1.33%, 07/08/03                 50,000                    49,987
     1.23%, 07/10/03                 25,000                    24,992
     1.31%, 07/10/03                 17,000                    16,994
     1.23%, 07/29/03                 30,000                    29,971
     1.23%, 08/07/03                 50,000                    49,937
     1.23%, 08/15/03                 11,000                    10,983
     1.00%, 09/10/03                 30,000                    29,941

     CITICORP
     1.25%, 07/18/03                 39,000                    38,977
     1.25%, 07/21/03                 80,000                    79,944
     1.25%, 07/24/03                160,000                   159,872
     1.21%, 08/08/03                 57,000                    56,927

     CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
     1.22%, 07/10/03                 20,000                    19,994
     1.22%, 07/15/03                 23,000                    22,989
     1.27%, 07/30/03                 19,000                    18,981
     1.20%, 08/11/03                205,000                   204,720
     1.22%, 08/12/03                136,000                   135,806
     1.19%, 08/14/03                 90,000                    89,869
     1.19%, 08/15/03                100,000                    99,851
     1.19%, 08/20/03                165,000                   164,727
     1.20%, 09/04/03                 31,000                    30,933

  *+ CLIPPER RECEIVABLES CORP.
     1.27%, 07/25/03                 65,000                    64,945
     1.26%, 08/07/03                 81,000                    80,896

   * CONCORD MINUTEMEN CAPITAL CO., L.L.C., 144A
     Series A
     1.24%, 07/02/03                 40,000                    39,999
     1.23%, 07/08/03                100,000                    99,976
     1.25%, 07/08/03                 17,000                    16,996
     1.27%, 07/08/03                 50,000                    49,988
     1.25%, 07/09/03                 13,000                    12,996
     1.27%, 07/11/03                 30,164                    30,153
     1.27%, 07/18/03                 11,000                    10,993
     1.24%, 08/05/03                 39,122                    39,075
     1.07%, 08/07/03                 50,000                    49,945
     1.24%, 08/15/03                  5,336                     5,328
     1.22%, 08/18/03                115,000                   114,813

  *+ CRC FUNDING, L.L.C., 144A
     1.20%, 08/04/03                100,000                    99,887
     1.00%, 09/12/03                 85,000                    84,829


See financial notes.

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

     ISSUER                      FACE VALUE                MKT. VALUE
     RATE, MATURITY DATE         ($ x 1,000)               ($ x 1,000)
   + CREDIT LYONNAIS N.A., INC.
     1.15%, 09/08/03                 13,000                    12,971
     1.00%, 09/15/03                 10,000                     9,979
     0.98%, 10/09/03                  9,000                     8,976


   * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
     TRUST, 144A
     1.22%, 07/01/03                 40,000                    40,000
     1.22%, 07/02/03                 15,000                    14,999
     1.25%, 07/08/03                 50,000                    49,988
     1.23%, 07/21/03                 20,000                    19,986
     1.07%, 08/04/03                195,000                   194,803
     1.07%, 08/05/03                 10,000                     9,990
     1.24%, 08/05/03                 50,000                    49,940
     1.07%, 08/07/03                 15,000                    14,984
     1.22%, 08/28/03                 40,000                    39,921
     1.21%, 08/29/03                 20,000                    19,960
     1.13%, 09/05/03                 50,000                    49,896
     1.09%, 09/09/03                 50,000                    49,894
     1.05%, 09/10/03                 40,000                    39,917

   + DANSKE CORP.
     1.22%, 07/14/03                 20,000                    19,991
     1.25%, 07/17/03                 85,000                    84,953
     1.22%, 08/13/03                125,000                   124,818
     1.19%, 08/22/03                 74,000                    73,873
     1.04%, 08/29/03                 75,000                    74,872
     0.96%, 09/18/03                 82,000                    81,827
     1.06%, 12/09/03                120,000                   119,434

     DEN NORSKE BANK ASA
     1.23%, 08/04/03                 83,600                    83,503
     1.23%, 08/15/03                 10,000                     9,985
     1.19%, 09/02/03                 70,000                    69,855
     1.26%, 09/04/03                 25,000                    24,943

     DEPFA BANK, 144A
     1.03%, 09/16/03                 28,000                    27,938

   + DEXIA DELAWARE, L.L.C.
     0.89%, 09/25/03                 43,000                    42,909

   * DORADA FINANCE, INC., 144A
     1.24%, 07/07/03                 10,000                     9,998
     1.24%, 07/10/03                 19,000                    18,994
     1.27%, 07/11/03                 38,000                    37,987
     1.25%, 07/18/03                 72,000                    71,958
     1.27%, 07/18/03                 40,000                    39,976
     1.23%, 07/29/03                 41,000                    40,961
     1.23%, 08/01/03                125,000                   124,868
     1.24%, 08/12/03                 61,000                    60,912
     1.23%, 08/13/03                 18,000                    17,974
     1.21%, 08/26/03                 87,393                    87,229
     1.22%, 08/26/03                 30,000                    29,943
     1.04%, 09/17/03                 30,000                    29,933
     0.95%, 09/24/03                 21,000                    20,953

   * DORADA FINANCE, INC., 144A
     1.96%, 09/16/03                 30,000                    30,000

  *+ EDISON ASSET SECURITIZATION CORP., L.L.C., 144A
     1.31%, 07/08/03                180,000                   179,955
     1.31%, 07/11/03                 98,029                    97,993
     1.29%, 08/07/03                  6,000                     5,992
     1.23%, 08/13/03                229,000                   228,664
     0.93%, 09/23/03                200,000                   199,566
     1.05%, 12/10/03                150,000                   149,298

  *+ FAIRWAY FINANCE CORP., 144A
     1.25%, 07/15/03                 30,000                    29,985
     1.25%, 07/23/03                 21,003                    20,987
     1.26%, 07/25/03                 48,948                    48,907
     1.25%, 07/29/03                 18,546                    18,528
     1.25%, 08/01/03                 53,750                    53,692
     0.97%, 09/12/03                 15,000                    14,970
     1.00%, 09/12/03                 46,000                    45,907
     1.22%, 09/15/03                 50,000                    49,872
     1.22%, 11/10/03                 20,000                    19,912
     1.21%, 11/17/03                 25,000                    24,884

  *+ FALCON ASSET SECURITIZATION CORP., 144A
     1.07%, 07/31/03                253,649                   253,423
     1.23%, 08/11/03                 70,846                    70,747
     0.97%, 09/15/03                 43,000                    42,912
     1.23%, 09/22/03                 14,550                    14,509

     FORENINGSSPARBANKEN AB (SWEDBANK)
     1.26%, 07/07/03                 97,000                    96,980
     1.00%, 09/10/03                 70,000                    69,862
     1.09%, 09/10/03                 27,000                    26,942

   + FORRESTAL FUNDING MASTER TRUST NOTES 2000A, 144A
     1.08%, 07/29/03                 56,726                    56,678
     1.09%, 07/29/03                 30,000                    29,975

   + FORTIS FUNDING, L.L.C., 144A
     1.30%, 07/15/03                 50,000                    49,975

  *+ GALAXY FUNDING, INC., 144A
     1.24%, 07/08/03                 40,000                    39,990
     1.23%, 07/18/03                 55,000                    54,968
     1.23%, 07/23/03                 46,000                    45,965
     1.26%, 07/23/03                 25,000                    24,981
     1.26%, 07/24/03                 25,000                    24,980
     1.26%, 07/29/03                 30,000                    29,971
     1.21%, 08/14/03                 86,000                    85,873


See financial notes.

SCHWAB MONEY MARKET FUND

     ISSUER                      FACE VALUE                MKT. VALUE
     RATE, MATURITY DATE         ($ x 1,000)               ($ x 1,000)
     1.22%, 08/22/03                 41,000                    40,928
     1.21%, 08/26/03                 73,000                    72,863
     0.92%, 09/25/03                 49,000                    48,892
     0.92%, 09/26/03                 12,000                    11,973

   + GE CAPITAL INTERNATIONAL FUNDING, INC., 144A
     1.25%, 07/23/03                 91,000                    90,930
     1.26%, 07/25/03                 21,000                    20,982
     1.23%, 08/12/03                 43,000                    42,938
     1.19%, 08/25/03                121,000                   120,780
     1.05%, 12/09/03                 50,000                    49,767
     1.02%, 12/11/03                 61,000                    60,721
     0.92%, 12/18/03                193,000                   192,162
     0.90%, 12/23/03                 17,000                    16,926

     GE FINANCIAL ASSURANCE HOLDINGS, INC., 144A
     1.01%, 09/04/03                 53,000                    52,903
     0.94%, 09/16/03                 46,900                    46,806
     0.96%, 10/16/03                 20,000                    19,943
     0.92%, 12/18/03                 75,000                    74,674

     GENERAL ELECTRIC CAPITAL CORP.
     1.20%, 07/09/03                148,000                   147,961
     1.27%, 07/15/03                115,000                   114,944
     1.23%, 07/16/03                 95,000                    94,951
     1.25%, 07/21/03                184,000                   183,872
     1.28%, 08/06/03                160,000                   159,797
     1.28%, 08/07/03                 50,000                    49,935
     1.20%, 08/26/03                 13,000                    12,976
     1.20%, 08/28/03                115,000                   114,778
     1.29%, 09/23/03                106,000                   105,683
     1.11%, 12/03/03                146,000                   145,309

     GENERAL ELECTRIC CAPITAL SERVICES
     1.25%, 07/21/03                 60,000                    59,958
     1.25%, 07/23/03                 95,000                    94,928
     1.25%, 07/24/03                 39,000                    38,969

     GENERAL ELECTRIC CO.
     1.25%, 07/22/03                105,000                   104,923
     1.25%, 07/24/03                 98,000                    97,922
     1.25%, 07/25/03                 35,000                    34,971

  *+ GIRO FUNDING U.S. CORP., 144A
     1.21%, 07/08/03                 50,000                    49,988
     1.24%, 07/31/03                 40,000                    39,959
     1.07%, 08/05/03                100,000                    99,896
     1.26%, 08/06/03                 34,000                    33,957
     1.23%, 08/11/03                 12,846                    12,828
     1.23%, 08/13/03                 18,278                    18,251
     1.21%, 08/15/03                 28,473                    28,430
     1.20%, 08/20/03                 79,212                    79,080
     0.98%, 09/15/03                147,887                   147,581
     0.94%, 09/24/03                 50,000                    49,889

  *+ GRAMPIAN FUNDING, LTD., 144A
     1.23%, 08/19/03                 10,000                     9,983
     0.98%, 10/01/03                 33,000                    32,918

 *+o GREENWICH FUNDING CORP., 144A
     0.95%, 09/12/03                 75,000                    74,856

  *+ HATTERAS FUNDING CORP., 144A
     1.26%, 07/14/03                 49,000                    48,978
     1.24%, 08/08/03                 67,469                    67,381
     1.26%, 08/11/03                 38,000                    37,946
     1.23%, 08/14/03                 13,000                    12,980
     1.13%, 08/26/03                 60,000                    59,895

   + HBOS TREASURY SERVICES, PLC
     1.25%, 07/25/03                156,000                   155,870
     1.25%, 07/28/03                 53,000                    52,950
     1.22%, 08/05/03                 90,900                    90,792
     1.28%, 08/05/03                 84,000                    83,896
     0.97%, 09/16/03                 30,000                    29,938
     1.01%, 09/16/03                 45,000                    44,903

  *+ INDEPENDENCE FUNDING, L.L.C., 144A
     1.25%, 07/02/03                 57,000                    56,998
     1.07%, 08/12/03                143,000                   142,822

   + ING (U.S.) FUNDING, L.L.C.
     1.21%, 07/07/03                 97,000                    96,980
     1.21%, 07/10/03                 30,000                    29,991
     1.23%, 07/11/03                 17,000                    16,994
     1.30%, 07/18/03                 45,000                    44,973
     1.23%, 08/08/03                100,000                    99,871

  *+ INTREPID FUNDING MASTER TRUST, 144A
     1.07%, 07/31/03                 29,000                    28,974
     1.10%, 07/31/03                 50,000                    49,954

     IRISH LIFE & PERMANENT, PLC, 144A
     0.95%, 09/17/03                 22,000                    21,955

     J.P. MORGAN CHASE & CO.
     1.25%, 07/23/03                 67,000                    66,949
     1.25%, 08/04/03                 90,000                    89,894
     1.22%, 08/18/03                125,000                   124,797

  *+ JUPITER SECURITIZATION CORP., 144A
     1.23%, 07/08/03                 76,144                    76,126
     1.07%, 07/29/03                230,830                   230,638
     1.07%, 07/30/03                 75,072                    75,007
     1.25%, 07/31/03                 26,918                    26,890
     1.23%, 08/11/03                 25,321                    25,286


See financial notes.

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

     ISSUER                      FACE VALUE                MKT. VALUE
     RATE, MATURITY DATE         ($ x 1,000)               ($ x 1,000)
  *+ K2 (USA), L.L.C.
     1.33%, 07/07/03                 10,000                     9,998
     1.28%, 07/10/03                 11,500                    11,496
     1.30%, 07/15/03                 28,000                    27,986
     1.27%, 07/17/03                 10,000                     9,994
     1.25%, 07/25/03                  7,000                     6,994
     1.28%, 09/02/03                113,000                   112,748
     1.29%, 09/02/03                  7,200                     7,184
     1.13%, 09/17/03                 32,000                    31,922
     1.18%, 10/23/03                 14,500                    14,446

   + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD., 144A
     1.23%, 08/06/03                103,000                   102,873

  *+ KITTY HAWK FUNDING CORP., 144A
     0.94%, 09/22/03                 48,616                    48,511
     0.95%, 09/22/03                 40,000                    39,912

   + LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE, 144A
     1.22%, 08/15/03                 13,000                    12,980
     1.26%, 08/27/03                100,000                    99,802
     1.29%, 03/09/04                108,000                   107,040
     1.34%, 03/18/04                 50,000                    49,522
     1.24%, 03/26/04                 10,000                     9,909
     1.33%, 03/26/04                 35,000                    34,657
     1.35%, 04/15/04                 10,000                     9,893

   * LEXINGTON PARKER CAPITAL CO., L.L.C., 144A
     1.27%, 07/11/03                 20,000                    19,993
     1.30%, 07/22/03                 15,000                    14,989
     1.27%, 07/24/03                160,000                   159,871
     1.23%, 07/25/03                 47,000                    46,962
     1.28%, 07/25/03                 64,000                    63,946
     1.23%, 09/02/03                 67,000                    66,855
     1.11%, 09/03/03                 50,000                    49,901
     1.28%, 10/16/03                 38,757                    38,611

  *+ LINKS FINANCE, L.L.C., 144A
     1.13%, 09/15/03                 15,000                    14,964

     LLOYDS TSB BANK, PLC
     1.19%, 07/29/03                 96,000                    95,911

  *+ MONT BLANC CAPITAL CORP., 144A
     1.23%, 07/03/03                 16,000                    15,999
     1.23%, 07/10/03                 53,000                    52,984
     1.23%, 08/12/03                 20,066                    20,037
     1.23%, 09/03/03                 43,202                    43,108

     MORGAN STANLEY
     1.23%, 07/23/03                 95,000                    94,929
     1.25%, 07/25/03                 75,000                    74,938
     1.20%, 08/26/03                125,000                   124,767

   * NEWCASTLE CERTIFICATES PROGRAM, 144A
     Series 2000A
     1.24%, 07/08/03                 46,900                    46,889
     1.26%, 07/15/03                 83,000                    82,960
     1.26%, 07/23/03                 30,000                    29,977
     1.21%, 08/14/03                 70,000                    69,896
     0.95%, 09/19/03                 50,000                    49,894
     0.94%, 09/25/03                 82,000                    81,816

   + NORDEA N.A., INC.
     1.20%, 07/07/03                 93,000                    92,981
     0.99%, 09/22/03                115,000                   114,739
     1.22%, 11/03/03                 30,000                    29,874
     0.90%, 12/22/03                 31,000                    30,865

  *+ PREFERRED RECEIVABLES FUNDING CORP., 144A
     1.07%, 07/31/03                 78,000                    77,931
     1.23%, 08/12/03                 25,725                    25,688
     1.20%, 08/29/03                 55,000                    54,892

   + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
     1.21%, 09/02/03                110,000                   109,767
     1.21%, 09/05/03                185,000                   184,591
     1.10%, 09/09/03                 20,000                    19,957

  *+ SIGMA FINANCE, INC., 144A
     1.25%, 07/14/03                 12,000                    11,995
     1.26%, 07/14/03                 15,000                    14,993
     1.27%, 07/14/03                 48,000                    47,978
     1.25%, 07/16/03                 80,000                    79,958
     1.25%, 07/22/03                 40,000                    39,971
     1.29%, 08/05/03                 60,000                    59,925
     1.21%, 08/20/03                 10,000                     9,983
     1.28%, 08/26/03                 67,000                    66,868
     1.22%, 08/29/03                 50,000                    49,900
     1.23%, 09/02/03                100,000                    99,786
     0.97%, 09/08/03                 33,000                    32,939
     1.13%, 09/08/03                 10,000                     9,978
     0.95%, 09/15/03                 26,000                    25,948
     0.98%, 09/15/03                 23,500                    23,451

   + SOCIETE GENERALE N.A., INC.
     1.20%, 07/01/03                 99,000                    99,000
     1.20%, 07/02/03                290,000                   289,990
     1.22%, 07/10/03                 50,000                    49,985
     1.23%, 07/10/03                140,000                   139,957
     1.22%, 07/15/03                125,000                   124,941
     1.26%, 07/17/03                 10,000                     9,994
     1.10%, 09/10/03                 56,000                    55,879

  *+ STELLAR FUNDING GROUP, INC., 144A
     1.25%, 07/14/03                 34,170                    34,155


See financial notes.

SCHWAB MONEY MARKET FUND

     ISSUER                      FACE VALUE                MKT. VALUE
     RATE, MATURITY DATE         ($ x 1,000)               ($ x 1,000)
     1.26%, 07/14/03                  7,136                     7,133
     1.27%, 07/14/03                 15,630                    15,623

   + SVENSKA HANDELSBANKEN, INC.
     1.28%, 07/21/03                 15,000                    14,989
     1.22%, 08/15/03                149,000                   148,773

  *+ THUNDER BAY FUNDING, INC., 144A
     1.24%, 07/09/03                 11,201                    11,198
     1.26%, 07/21/03                 40,000                    39,972
     1.25%, 07/25/03                 45,301                    45,263
     1.23%, 08/11/03                 30,098                    30,056
     1.21%, 08/20/03                 68,227                    68,112

   + TORONTO-DOMINION HOLDINGS
     1.26%, 07/15/03                 67,500                    67,467
     1.18%, 08/19/03                100,000                    99,839

  *+ TULIP FUNDING CORP., 144A
     1.07%, 07/31/03                 45,000                    44,960

  *+ VARIABLE FUNDING CAPITAL CORP., 144A
     1.21%, 08/25/03                 60,000                    59,889
     1.01%, 09/10/03                 43,000                    42,914

     WESTLB AG, 144A
     1.19%, 08/19/03                 23,000                    22,963

   + WESTPAC CAPITAL CORP.
     1.25%, 07/07/03                 28,000                    27,994
     1.20%, 09/03/03                149,000                   148,683

  *+ WINDMILL FUNDING CORP., 144A
     1.23%, 07/25/03                 40,000                    39,967
     1.23%, 08/07/03                 35,000                    34,956
     1.21%, 08/13/03                 15,000                    14,978
     1.22%, 08/13/03                 20,000                    19,971
     1.21%, 08/15/03                 55,000                    54,917
     0.95%, 09/25/03                 15,000                    14,966
                                                           ----------
                                                           21,927,566

     CERTIFICATES OF DEPOSIT                                     31.5%
----------------------------------------------------------------------
     ABN AMRO BANK, NV
     1.19%, 08/27/03                 50,000                    50,005

     ALLIANCE & LEICESTER, PLC
     1.20%, 11/19/03                 90,000                    90,000

     AMERICAN EXPRESS CENTURION BANK
     0.92%, 09/22/03                 85,000                    85,000
     0.92%, 09/23/03                 50,000                    50,000
     0.92%, 09/24/03                 20,000                    20,000

     AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD.
     1.24%, 07/08/03                 50,000                    50,000
     1.24%, 07/10/03                100,000                   100,000

     BANK OF MONTREAL
     1.21%, 07/09/03                100,000                   100,000
     1.19%, 08/28/03                 80,000                    80,000
     1.25%, 10/17/03                 99,000                    99,000

     BANK OF NEW YORK
     1.29%, 08/18/03                 44,000                    44,000

     BANK OF NOVA SCOTIA
     1.20%, 07/09/03                 50,000                    50,000
     1.21%, 07/11/03                125,000                   125,000
     1.21%, 07/14/03                145,000                   145,000
     1.19%, 08/25/03                 87,000                    87,000

     BANK OF SCOTLAND
     1.23%, 08/07/03                 50,000                    50,000

     BARCLAYS BANK, PLC
     1.25%, 07/15/03                 45,000                    45,000
     1.25%, 07/28/03                 55,000                    55,000
     1.26%, 07/28/03                220,000                   220,000
     1.20%, 08/04/03                 52,000                    52,002
     1.06%, 08/12/03                 98,000                    98,000
     1.19%, 08/28/03                330,000                   330,000
     1.03%, 09/10/03                100,000                   100,014
     1.60%, 11/25/03                120,000                   120,002
     1.10%, 04/19/04                 46,000                    46,092

     BAYERISCHE LANDESBANK GIROZENTRALE
     1.22%, 08/18/03                113,000                   113,000
     1.19%, 08/29/03                 80,000                    80,000
     1.27%, 09/02/03                 95,000                    95,000
     1.20%, 09/03/03                215,000                   215,000
     1.25%, 03/15/04                 30,000                    29,999
     1.30%, 03/26/04                195,000                   194,989

     BNP PARIBAS
     1.25%, 07/21/03                175,000                   175,000
     1.25%, 07/23/03                200,000                   200,000
     1.23%, 08/01/03                200,000                   200,000
     1.22%, 08/18/03                 50,000                    50,000
     1.09%, 11/10/03                230,000                   230,000
     1.05%, 12/10/03                150,000                   150,000
     0.90%, 12/30/03                 61,000                    61,000

     CANADIAN IMPERIAL BANK OF COMMERCE
     1.23%, 08/14/03                 30,000                    30,000
     1.20%, 08/28/03                 14,000                    14,000

     CHASE MANHATTAN BANK (USA), N.A.
     1.27%, 07/22/03                215,000                   215,000
     1.27%, 07/23/03                 69,000                    69,000
     1.23%, 08/11/03                196,000                   196,006


See financial notes.

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

     ISSUER                      FACE VALUE                MKT. VALUE
     RATE, MATURITY DATE         ($ x 1,000)               ($ x 1,000)
     CITIBANK, N.A.
     1.25%, 07/28/03                200,000                   200,000
     1.25%, 07/30/03                 50,000                    50,000
     1.23%, 08/06/03                135,000                   135,000
     1.23%, 08/07/03                 20,000                    20,000
     1.23%, 08/21/03                240,000                   240,000
     1.20%, 08/27/03                155,000                   155,000
     1.10%, 09/10/03                 95,000                    95,000
     1.11%, 09/10/03                 75,000                    75,000
     1.10%, 09/12/03                140,000                   140,000
     0.96%, 09/18/03                200,000                   200,000
     0.96%, 09/19/03                 90,000                    90,000
     0.95%, 09/24/03                 80,000                    80,000
     0.93%, 09/25/03                 48,000                    48,000

     CREDIT AGRICOLE INDOSUEZ
     1.20%, 07/10/03                 11,000                    11,000
     1.30%, 07/17/03                159,000                   159,000
     1.06%, 08/05/03                138,000                   138,000

     CREDIT LYONNAIS S.A.
     1.00%, 09/17/03                177,000                   177,000

     CREDIT SUISSE FIRST BOSTON
     1.30%, 07/16/03                232,000                   232,000
     1.25%, 07/17/03                 10,000                    10,000

     DANSKE BANK A/S
     1.22%, 08/15/03                100,000                   100,000

     DEN NORSKE BANK ASA
     1.15%, 09/08/03                 15,000                    15,001

     DEPFA BANK, PLC
     0.92%, 12/23/03                 74,000                    74,000

     DEUTSCHE BANK, AG
     1.31%, 07/01/03                315,000                   315,000
     1.32%, 07/09/03                 20,000                    20,000
     1.21%, 07/16/03                292,000                   292,000
     1.21%, 07/17/03                300,000                   300,000
     1.19%, 08/27/03                282,000                   282,000
     1.10%, 09/09/03                160,000                   160,000
     0.90%, 09/25/03                 85,000                    85,006
     1.85%, 10/15/03                150,000                   149,996
     1.10%, 11/10/03                160,000                   160,046
     1.50%, 05/24/04                300,000                   300,000

     DEXIA BANK, SA
     2.41%, 07/18/03                133,000                   132,999

     FORENINGSSPARBANKEN (SWEDBANK)
     1.25%, 07/30/03                 42,000                    42,000

     FORENINGSSPARBANKEN, AB (SWEDBANK)
     1.25%, 07/31/03                 24,000                    24,000

     FORTIS BANK
     1.23%, 07/09/03                 41,000                    41,000
     1.23%, 07/10/03                 60,000                    60,000
     1.23%, 07/14/03                 50,000                    50,000
     1.18%, 08/25/03                 48,000                    48,000
     1.27%, 09/03/03                 45,000                    45,000

   + HBOS TREASURY SERVICES, PLC
     1.21%, 07/03/03                 55,000                    55,000
     1.27%, 08/11/03                150,000                   150,000
     1.20%, 08/26/03                 40,000                    39,999
     1.11%, 09/12/03                 10,000                    10,000

     ING BANK, N.V.
     1.21%, 07/03/03                130,000                   130,000
     1.25%, 07/08/03                 60,000                    60,000
     1.22%, 07/09/03                 70,000                    70,000
     1.25%, 07/14/03                 10,000                    10,000
     1.31%, 07/14/03                 38,000                    38,000
     1.31%, 07/15/03                 30,000                    30,000
     1.25%, 07/31/03                100,000                   100,000
     1.23%, 08/08/03                350,000                   350,000
     1.22%, 08/13/03                250,000                   250,000

     LANDESBANK BADEN WURTTEMBERG
     1.20%, 07/03/03                 95,000                    95,000
     1.06%, 08/12/03                135,000                   135,001
     1.20%, 08/22/03                100,000                   100,000
     1.20%, 08/29/03                100,000                   100,000
     1.20%, 09/03/03                 65,000                    65,000
     0.96%, 09/12/03                100,000                   100,024
     0.91%, 12/12/03                 21,000                    21,012
     0.90%, 12/29/03                 50,000                    50,000
     0.91%, 12/30/03                 55,000                    55,000

     LANDESBANK HESSEN-THURINGEN GIROZENTRALE
     1.40%, 07/09/03                 45,000                    45,000
     1.30%, 08/21/03                 10,000                    10,000
     1.27%, 08/29/03                157,000                   157,000
     1.30%, 02/03/04                108,000                   108,068

     LLOYDS TSB BANK, PLC
     1.10%, 09/15/03                 50,000                    50,000

     NATEXIS BANQUES POPULAIRES
     1.20%, 08/29/03                156,000                   156,000

     NATIONAL CITY BANK, CLEVELAND
     1.20%, 07/07/03                100,000                   100,000


See financial notes.

SCHWAB MONEY MARKET FUND

     ISSUER                      FACE VALUE                MKT. VALUE
     RATE, MATURITY DATE         ($ x 1,000)               ($ x 1,000)
     NORDDEUTSCHE LANDESBANK GIROZENTRALE
     1.20%, 07/07/03                 99,000                    99,000
     1.25%, 07/18/03                 54,000                    54,000
     1.28%, 08/21/03                 65,000                    65,002
     1.57%, 11/07/03                 75,000                    74,997
     1.49%, 12/29/03                 48,000                    48,000
     1.25%, 03/15/04                 70,000                    69,995
     1.30%, 04/13/04                 70,000                    69,997

     NORDEA BANK FINLAND, PLC
     1.21%, 07/11/03                 47,000                    47,000
     1.22%, 08/15/03                168,000                   168,000
     1.20%, 09/02/03                 75,000                    75,000

     ROYAL BANK OF CANADA
     1.61%, 11/25/03                120,000                   119,998

     ROYAL BANK OF SCOTLAND, PLC
     1.20%, 07/01/03                150,000                   150,000
     1.20%, 07/02/03                220,000                   220,000
     0.99%, 09/04/03                145,000                   145,000
     0.97%, 09/17/03                 15,000                    15,000
     1.19%, 09/17/03                 19,750                    19,809
     1.85%, 10/20/03                160,000                   159,995

     SAN PAOLO IMI SPA
     1.30%, 07/17/03                 95,000                    95,000

     SOCIETE GENERALE
     1.20%, 07/01/03                 65,000                    65,000
     1.30%, 07/09/03                 30,000                    30,000
     1.30%, 07/15/03                 15,000                    15,000
     1.25%, 07/18/03                 50,000                    50,000
     1.25%, 10/16/03                 46,000                    46,000

     SOUTHTRUST BANK
     1.30%, 07/11/03                 79,000                    79,000
     1.05%, 12/19/03                 25,000                    25,000

     STATE STREET BANK & TRUST CO., N.A.
     1.19%, 08/26/03                125,000                   125,000
     1.10%, 12/04/03                 60,000                    60,000

     SVENSKA HANDELSBANKEN AB
     1.21%, 08/18/03                 10,000                    10,000
     0.99%, 09/04/03                 94,000                    94,037

     TORONTO DOMINION BANK
     1.25%, 07/07/03                 40,000                    40,000
     0.92%, 09/17/03                 55,000                    55,007
     1.25%, 10/15/03                 15,000                    15,000
     1.20%, 11/13/03                 65,000                    65,002
     0.89%, 12/22/03                110,000                   110,000

     UBS AG
     1.59%, 12/16/03                128,000                   128,000

     UNICREDITO ITALIANO SPA
     1.22%, 07/03/03                 10,000                    10,000
     1.34%, 07/09/03                200,000                   200,000
     1.24%, 07/11/03                100,000                   100,000
     1.25%, 07/16/03                 48,000                    48,000
     1.27%, 07/17/03                 45,000                    45,001
     1.31%, 07/17/03                 10,000                    10,000
     1.26%, 07/22/03                209,000                   209,000
     1.10%, 09/15/03                 80,000                    80,000
     0.98%, 09/19/03                 35,000                    35,000

     WESTLB AG
     1.35%, 07/08/03                 14,000                    14,000
     1.77%, 09/08/03                 70,000                    69,996
     1.93%, 09/18/03                140,000                   140,000
     1.84%, 10/15/03                 74,000                    73,998
     1.06%, 12/09/03                 10,000                    10,000
     1.26%, 04/02/04                 55,000                    55,000
     1.30%, 04/07/04                180,000                   180,000
     1.34%, 04/14/04                100,000                   100,000

     WESTPAC BANKING CORP.
     1.19%, 08/01/03                 70,000                    70,002

     WILMINGTON TRUST CO.
     1.27%, 07/24/03                 25,000                    25,000
                                                           ----------
                                                           16,383,097

     PROMISSORY NOTES 2.0%
     -----------------------------------------------------------------
   o THE GOLDMAN SACHS GROUP, INC.
     1.40%, 07/01/03                 32,000                    32,000
     1.29%, 07/15/03                 55,000                    55,000
     1.36%, 07/28/03                145,000                   145,000
     1.36%, 08/05/03                 67,000                    67,000
     1.35%, 08/21/03                 20,000                    20,000
     1.30%, 09/19/03                 12,000                    12,000
     1.26%, 09/22/03                250,000                   250,000
     1.30%, 09/23/03                 14,000                    14,000
     1.31%, 10/24/03                 19,000                    19,000
     1.23%, 11/26/03                 19,000                    19,000
     1.26%, 12/05/03                180,000                   180,000
     1.12%, 12/11/03                150,000                   150,000
     1.14%, 12/11/03                 12,000                    12,000
     1.02%, 12/18/03                 56,000                    56,000
     1.05%, 12/18/03                 15,000                    15,000
                                                            ---------
                                                            1,046,000


See financial notes.

      SCHWAB MONEY MARKET FUND

      PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      BANK NOTES 2.0%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      1.20%, 08/06/03                                   218,000          218,000
      1.20%, 08/07/03                                   300,000          300,000

      LASALLE NATIONAL BANK, N.A.
      1.20%, 07/07/03                                   135,000          135,000
      1.19%, 08/22/03                                    90,000           90,000
      0.90%, 09/23/03                                    33,000           33,000

      STANDARD FEDERAL BANK, N.A.
      1.25%, 07/21/03                                    82,000           82,000
      1.19%, 08/26/03                                    80,000           80,000
      1.00%, 09/12/03                                    90,000           90,000
                                                                       ---------
                                                                       1,028,000

      U.S. GOVERNMENT SECURITIES 8.4% of investments
      --------------------------------------------------------------------------

      DISCOUNT NOTES 8.4%
      --------------------------------------------------------------------------
      FANNIE MAE
      1.18%, 08/27/03                                   115,000          114,786
      1.13%, 09/03/03                                   105,000          104,789
      0.89%, 09/24/03                                    50,000           49,895
    = 0.94%, 10/01/03                                    95,000           94,772
      0.89%, 11/20/03                                    80,000           79,721
      1.03%, 12/03/03                                    40,000           39,823
      1.05%, 12/03/03                                   305,000          303,628
      1.06%, 12/03/03                                   170,000          169,232
      0.89%, 12/10/03                                   115,200          114,741
      1.06%, 12/12/03                                    15,000           14,928
      0.89%, 12/17/03                                   224,762          223,825
      0.90%, 12/17/03                                   100,000           99,578
      1.04%, 12/29/03                                   150,000          149,223
      1.22%, 03/05/04                                   223,120          221,260

      FEDERAL HOME LOAN BANK
      1.03%, 12/05/03                                    50,000           49,776

      FREDDIE MAC
      1.05%, 08/29/03                                    50,000           49,914
      1.10%, 09/04/03                                   160,000          159,682
      1.13%, 09/04/03                                   100,000           99,796
      1.10%, 09/11/03                                   100,000           99,782
      1.01%, 09/17/03                                    60,500           60,368
      1.10%, 09/22/03                                    50,000           49,874
      1.02%, 09/29/03                                   100,000           99,745
      1.00%, 09/30/03                                    78,000           77,803
      1.02%, 09/30/03                                   231,974          231,376
      1.04%, 10/20/03                                   103,400          103,070
      1.04%, 10/22/03                                    27,000           26,912
      1.09%, 10/24/03                                   210,000          209,269
      1.00%, 10/31/03                                   100,000           99,661
      1.01%, 10/31/03                                   147,069          146,568
      1.02%, 11/12/03                                    49,900           49,711
      1.03%, 12/04/03                                    60,339           60,071
      1.05%, 12/04/03                                   129,100          128,515
      1.06%, 12/04/03                                    18,000           17,918
      0.95%, 12/19/03                                   300,000          298,660
      0.95%, 12/31/03                                   200,000          199,039
      0.96%, 12/31/03                                    94,000           93,546
      1.23%, 03/12/04                                    19,775           19,605
      1.00%, 03/25/04                                    19,671           19,526
      1.30%, 03/25/04                                   155,858          154,373
                                                                       ---------
                                                                       4,384,761

      VARIABLE-RATE OBLIGATIONS 4.4% of investments
      --------------------------------------------------------------------------

    + 6700 CHERRY AVENUE PARTNERS
      Demand Bond Series 1993
      1.13%, 07/07/03                                     9,300            9,300

    + ABAG FINANCIAL AUTHORITY FOR
      NONPROFIT CORPS., CALIFORNIA
      RB (Public Pole Institute)
      Series 2002B
      1.18%, 07/07/03                                    17,905           17,905

      BANK OF NEW YORK CO., INC., 144A
      1.01%, 07/28/03                                    75,000           75,000

    + BROOKS COUNTY, GEORGIA DEVELOPMENT AUTHORITY
      RD (Langboard, Inc. Project)
      1.02%, 07/07/03                                    10,000           10,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.20%, 07/15/03                                   100,000          100,000

    + CFM INTERNATIONAL, INC., 144A
      1.15%, 07/07/03                                    27,055           27,055

      CHASE MANHATTAN BANK (USA)
      1.07%, 07/30/03                                   100,000          100,000

    o GE LIFE & ANNUITY ASSURANCE CO.
      1.37%, 07/01/03                                    50,000           50,000
      1.38%, 07/01/03                                   100,000          100,000
      1.39%, 08/01/03                                    50,000           50,000


See financial notes.

      SCHWAB MONEY MARKET FUND

       ISSUER                                          FACE VALUE     MKT. VALUE
       RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      GENERAL ELECTRIC CAPITAL CORP.
      1.32%, 07/08/03                                   175,000          175,000
      1.17%, 07/16/03                                    75,000           75,000

    + LOANSTAR ASSETS PARTNERS II, L.P., 144A
      1.03%, 07/07/03                                    45,000           45,000

    + LOWNDES CORP., GEORGIA
      Taxable Demand Bond
      Series 1997, 144A
      1.04%, 07/07/03                                     5,250            5,250

    + MERLOT TRUST
      Series 2000B, 144A
      1.17%, 07/07/03                                    32,630           32,630
      Series 2001A7, 144A
      1.17%, 07/07/03                                    15,470           15,470
      Series 2001A67, 144A
      1.17%, 07/07/03                                    35,065           35,065

    o METROPOLITAN LIFE INSURANCE CO.
      1.33%, 07/30/03                                    50,000           50,000
      1.39%, 08/01/03                                   100,000          100,000

    o MONUMENTAL LIFE INSURANCE CO.
      1.49%, 07/01/03                                   100,000          100,000

      MORGAN STANLEY 144A
      1.28%, 07/15/03                                    50,000           50,000

    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Adjustable Rate Lease Revenue
      Taxable Bonds (Camden Center
      Project) Series 2002A
      1.03%, 07/07/03                                    23,000           23,000
      Adjustable Rate Lease Revenue
      Taxable Bonds (Camden Center
      Project) Series 2002B
      1.03%, 07/07/03                                    20,000           20,000
      Adjustable Rate Lease Revenue
      Taxable Bonds (Barnes & Noble,
      Inc. Distribution & Freight
      Consolidation Center Project)
      Series 1995A
      1.03%, 07/07/03                                    15,930           15,930
      Adjustable Rate Lease Revenue
      Taxable Bonds (Barnes & Noble,
      Inc. Distribution & Freight
      Consolidation Center Project)
      Series 1995B
      1.03%, 07/01/03                                    10,000           10,000

    o PACIFIC LIFE INSURANCE CO.
      1.33%, 07/01/03                                   100,000          100,000

      ROYAL BANK OF SCOTLAND
      1.14%, 07/16/03                                   100,000          100,000

    + SANTA ROSA, CALIFORNIA
      Wastewater RB Series 2001A
      1.18%, 07/07/03                                    15,050           15,050

    + SE CHRISTIAN CHURCH,
      JEFFERSON COUNTY, KENTUCKY
      Series 2003
      1.07%, 07/03/03                                    11,700           11,700

    * SIGMA FINANCE, INC., 144A
      1.30%, 07/01/03                                   200,000          199,993
      1.27%, 07/07/03                                   125,000          124,996
      1.14%, 07/15/03                                    45,000           44,995
      1.23%, 07/15/03                                    50,000           49,990
      1.04%, 07/23/03                                    90,000           89,998
      1.26%, 08/06/03                                    50,000           50,000

    + SISTERS OF MERCY OF THE AMERICAS REGIONAL
      COMMUNITY OF OMAHA, NEBRASKA
      Series 2001
      1.02%, 07/07/03                                    11,860           11,860

    o TRAVELERS INSURANCE CO.
      1.37%, 08/01/03                                   100,000          100,000

      WELLS FARGO & CO.
      1.31%, 07/02/03                                    75,000           75,000
                                                                      ----------
                                                                       2,265,187


                                                    MATURITY VALUE   MKT. VALUE
      SECURITY                                        ($ x 1,000)    ($ x 1,000)
      OTHER INVESTMENTS 9.4% of investments
      --------------------------------------------------------------------------

      REPURCHASE AGREEMENTS   9.4%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES, L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities with a
      value of $1,020,000
      1.32%, issued 06/30/03,
       due 07/01/03                                    1,000,037      1,000,000


See financial notes.

      SCHWAB MONEY MARKET FUND

      PORTFOLIO HOLDINGS continued

                                                    MATURITY VALUE   MKT. VALUE
      SECURITY                                        ($ x 1,000)    ($ x 1,000)
      BEAR STEARNS & CO., INC
        Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities with
      a value of $190,743
      1.32%, issued 06/30/03,
      due 07/01/03                                       127,005        127,000
      1.29%, issued 01/15/03,
        due 07/07/03                                      60,372         60,000

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities with a
      value of $785,666
      1.32%, issued 06/30/03,
      due 07/01/03                                       770,286        770,258

      LEHMAN BROTHERS, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $336,605
      1.20%, issued 04/07/03,
      due 07/07/03                                       170,516        170,000
      1.20%, issued 05/07/03,
      due 07/07/03                                       160,325        160,000

      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase Agreement
        Collateralized by U.S.
      Government Securities with a
      value of $290,700
      1.18%, issued 06/03/03,
      due 07/07/03                                       285,318        285,000

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by
      U.S. Government Securities
      with a value of $2,325,614
      1.32%, issued 06/30/03,
      due 07/01/03                                     1,000,037      1,000,000
      0.92%, issued 06/23/03,
      due 07/07/03                                       200,072        200,000
      0.93%, issued 06/20/03,
      due 07/07/03                                       400,176        400,000
      1.18%, issued 06/02/02,
      due 07/07/03                                       680,780        680,000
                                                                     ----------
                                                                      4,852,258

----------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB MONEY MARKET FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited.  All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                       $51,886,869 a
Interest receivable                                                     64,859
Prepaid expenses                                               +           738
                                                               ---------------
TOTAL ASSETS                                                        51,952,466

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                             9,335
   Investments bought                                                  295,671
   Investment adviser and administrator fees                             1,180
   Transfer agent and shareholder service fees                           1,906
Accrued expenses                                               +         2,586
                                                               ---------------
TOTAL LIABILITIES                                                      310,678

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                        51,952,466
TOTAL LIABILITIES                                              -       310,678
                                                               ---------------
NET ASSETS                                                         $51,641,788

NET ASSETS BY SOURCE
Capital received from investors                                     51,641,864
Net realized capital losses                                                (76)

NET ASSET VALUE (NAV)

                          SHARES
NET ASSETS     /     OUTSTANDING    =      NAV
$51,641,788          51,642,396          $1.00

a Includes illiquid restricted securities worth $1,770,856, or 3.41% of the fund's investments. The fund's amortized cost for these securities was $51,886,869

FEDERAL TAX DATA
-----------------------------------

COST BASIS OF PORTFOLIO        $ 51,886,869
AS OF DECEMBER 31, 2002:
UNUSED CAPITAL LOSSES:
Expires 12/31 of:              Loss amount:
2003                           $         27
2007                        +            49
                            ---------------
                               $         76


See financial notes.

SCHWAB MONEY MARKET FUND

Statement of
OPERATIONS

For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                             $ 355,894

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               79,499 a
Transfer agent and shareholder service fees                            116,546 b
Trustees' fees                                                              94 c
Custodian and portfolio accounting fees                                  2,202
Professional fees                                                           47
Registration fees                                                          510
Shareholder reports                                                      2,874
Other expenses                                                    +        222
                                                                  ------------
Total expenses                                                         201,994
Expense reduction                                                 -      7,750 d
                                                                  ------------
NET EXPENSES                                                           194,244

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                355,894
NET EXPENSES                                                      -    194,244
                                                                  ------------
NET INVESTMENT INCOME                                                  161,650
                                                                  ------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $ 161,650

a  Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c  For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004 to 0.75% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB MONEY MARKET FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                          1/1/03-6/30/03      1/1/02-12/31/02
Net investment income                       $    161,650        $     613,708
                                         -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           161,650              613,708

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income             161,650              613,708  a

TRANSACTIONS IN FUND SHARES                                                    b
--------------------------------------------------------------------------------
Shares sold                                   64,535,495          137,199,724
Shares reinvested                                150,426              604,716
Shares redeemed                          +   (64,107,516)        (135,856,854)
                                         -------------------------------------
NET TRANSACTIONS IN FUND SHARES                  578,405            1,947,586

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                           51,063,383           49,115,797
Total increase                           +       578,405            1,947,586  c
                                         -------------------------------------
END OF PERIOD                               $ 51,641,788        $  51,063,383

a  The tax-basis components of distributions paid for the prior period were:

   Ordinary income           $613,708
   Long-term capital gains   $     --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Financial Statements

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS

                                                 1/1/03-       1/1/02-        1/1/01-       1/1/00-           1/1/99-       1/1/98-
                                                6/30/03*      12/31/02       12/31/01      12/31/00          12/31/99      12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00           1.00           1.00           1.00            1.00           1.00
                                                -----------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.00 1         0.01           0.04           0.06            0.04           0.05
                                                -----------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.00) 1       (0.01)         (0.04)         (0.06)          (0.04)         (0.05)
                                                -----------------------------------------------------------------------------------
Net asset value at end of period                  1.00           1.00           1.00           1.00            1.00           1.00
                                                -----------------------------------------------------------------------------------
Total return (%)                                  0.30 2         1.20           3.63           5.69            4.50           4.88

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.75 3         0.75           0.75           0.75 4          0.75           0.75
Ratio of gross operating expenses to
  average net assets                              0.83 3         0.83           0.84           0.84 4          0.85           0.92
Ratio of net investment income to
  average net assets                              0.60 3         1.19           3.52           5.54            4.42           4.76
Net assets, end of period ($ x 1,000,000)        3,078          3,092          3,054          2,509           2,545          2,207

*  Unaudited.

1  Per-share amount was less than $0.01.

2  Not annualized.

3  Annualized.

4 The ratios of net and gross operating expenses would have been 0.76% and 0.85%, respectively, if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbol below to designate certain characteristics:

=   Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                            COST    MARKET VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
61.7%   U.S. GOVERNMENT - SECURITIES                   1,915,866       1,915,866
38.3%   OTHER INVESTMENTS                              1,189,536       1,189,536
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                              3,105,402       3,105,402

       ISSUER                                           FACE VALUE    MKT. VALUE
       RATE, MATURITY DATE                             ($ x 1,000)   ($ x 1,000)
       U.S. GOVERNMENT SECURITIES
       61.7% of investments
       -------------------------------------------------------------------------
       DISCOUNT NOTES 54.3%
       -------------------------------------------------------------------------

       FANNIE MAE
       1.20%, 07/09/03                                      10,000         9,997
       1.13%, 07/11/03                                      20,000        19,994
       1.21%, 07/16/03                                      40,000        39,980
       1.19%, 07/18/03                                      68,905        68,866
       1.10%, 07/25/03                                      30,000        29,978
       1.77%, 07/25/03                                      35,000        34,959
       1.17%, 07/30/03                                      13,913        13,900
       1.23%, 07/30/03                                      26,000        25,974
       1.15%, 08/13/03                                       3,470         3,465
       1.14%, 08/20/03                                      15,000        14,976
       1.18%, 08/20/03                                      30,000        29,951
       1.20%, 08/20/03                                      20,000        19,967
       1.17%, 08/27/03                                      60,000        59,889
       1.18%, 08/27/03                                      20,000        19,963
       1.20%, 09/02/03                                      48,000        47,900
       1.06%, 09/03/03                                      25,000        24,953
       1.13%, 09/03/03                                      40,000        39,920
       1.17%, 09/03/03                                      30,000        29,938
       1.09%, 09/10/03                                      25,000        24,947
       1.75%, 09/19/03                                      12,000        11,954
       1.77%, 09/19/03                                      20,000        19,922
     = 0.94%, 10/01/03                                      30,000        29,928
       1.31%, 11/14/03                                      15,000        14,927
       1.33%, 11/14/03                                      10,000         9,951
       1.38%, 11/14/03                                      15,000        14,923
       1.57%, 11/14/03                                       8,000         7,953
       1.06%, 12/03/03                                       3,344         3,329
       1.05%, 12/12/03                                       4,600         4,578
       1.06%, 01/09/04                                       8,360         8,313
       1.20%, 03/05/04                                      10,000         9,918
       1.33%, 03/05/04                                       2,300         2,279
       1.22%, 04/02/04                                      15,000        14,861
       1.32%, 04/02/04                                      15,000        14,851

       FEDERAL FARM CREDIT BANK
       1.27%, 02/13/04                                      20,000        19,842

       FEDERAL HOME LOAN BANK
       1.20%, 07/09/03                                      23,600        23,594
       1.15%, 07/23/03                                      28,000        27,980

       FREDDIE MAC
       1.11%, 07/10/03                                      11,831        11,828
       1.77%, 07/17/03                                      20,000        19,985
       1.96%, 07/17/03                                      20,000        19,983
       2.02%, 07/17/03                                      10,000         9,991
       1.77%, 07/30/03                                      21,227        21,197
       1.15%, 07/31/03                                      15,000        14,986
       1.14%, 08/01/03                                      25,000        24,976
       1.18%, 08/11/03                                       5,000         4,993
       1.17%, 08/14/03                                      25,000        24,964
       1.25%, 08/14/03                                      15,000        14,977
       1.78%, 08/14/03                                      20,000        19,957
       1.15%, 08/21/03                                      23,000        22,963
       1.39%, 08/22/03                                      11,265        11,243
       1.05%, 08/29/03                                      30,000        29,948
       1.14%, 08/29/03                                      37,000        36,931
       1.10%, 09/04/03                                      30,000        29,940


See financial notes.

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                            FACE VALUE     MKT. VALUE
       RATE, MATURITY DATE                               ($ x 1,000)    ($ x 1,000)

       1.17%, 09/04/03                                      50,000        49,894
       1.14%, 09/12/03                                      30,000        29,931
       0.96%, 09/17/03                                       7,000         6,985
       0.90%, 09/18/03                                      34,180        34,112
       1.44%, 09/22/03                                      10,000         9,967
       1.21%, 09/24/03                                      40,000        39,887
       1.16%, 10/09/03                                      30,000        29,904
       1.77%, 10/09/03                                      10,000         9,952
       0.90%, 10/20/03                                      30,000        29,917
       0.91%, 10/20/03                                      50,000        49,860
       1.04%, 10/20/03                                      25,000        24,920
       1.48%, 10/20/03                                      12,000        11,946
       0.91%, 10/24/03                                      36,782        36,676
       1.09%, 10/24/03                                      30,000        29,896
       0.91%, 10/28/03                                      30,000        29,910
       1.10%, 11/06/03                                       4,567         4,549
       1.11%, 11/07/03                                      25,000        24,901
       0.90%, 11/20/03                                      12,238        12,195
       0.99%, 11/26/03                                      20,000        19,919
       0.97%, 12/04/03                                       3,000         2,987
       1.05%, 12/04/03                                      15,232        15,163
       1.09%, 12/04/03                                      25,000        24,883
       1.27%, 03/25/04                                      15,000        14,860
       1.30%, 03/25/04                                      23,000        22,781

       TENNESSEE VALLEY AUTHORITY
       1.15%, 07/31/03                                       2,000         1,998
                                                                     -----------
                                                                       1,685,475

       COUPON NOTES 7.4%
       -------------------------------------------------------------------------

       FANNIE MAE
       4.75%, 11/14/03                                      13,710        13,873
       3.63%, 04/15/04                                      20,000        20,357

       FEDERAL HOME LOAN BANK
       4.13%, 08/15/03                                      21,790        21,868
       5.13%, 09/15/03                                      42,675        43,007
       3.13%, 11/14/03                                      17,000        17,102
       1.36%, 03/05/04                                      15,000        15,000
       3.75%, 04/15/04                                      25,000        25,482
       1.40%, 05/10/04                                      10,000        10,000

       FREDDIE MAC
       5.75%, 07/15/03                                      5,000          5,008
       3.25%, 12/15/03                                      22,936        23,163
       3.25%, 01/15/04                                      15,000        15,149
       3.75%, 04/15/04                                      20,000        20,382
                                                                     -----------
                                                                         230,391

                                                    MATURITY VALUE   MKT. VALUE
       SECURITY                                        ($ x 1,000)   ($ x 1,000)

       OTHER INVESTMENTS 38.3% of investments
       -------------------------------------------------------------------------
       REPURCHASE AGREEMENTS       38.3%
       -------------------------------------------------------------------------
       BANK OF AMERICA SECURITIES, L.L.C.
       Tri-Party Repurchase Agreement
       Collateralized by U.S.
       Government Securities with a
       value of $107,100
       1.32%, issued 06/30/03,
       due 07/01/03                                        105,004       105,000

       BEAR STEARNS & CO., INC.
       Tri-Party Repurchase Agreement
       Collateralized by U.S.
       Government Securities with a
       value of $178,506
       1.32%, issued 06/30/03,
       due 07/01/03                                        105,004       105,000
       1.03%, issued 06/18/03,
       due 07/07/03                                         40,022        40,000
       1.22%, issued 05/07/03,
       due 07/07/03                                         30,062        30,000

       CREDIT SUISSE FIRST BOSTON L.L.C.
       Tri-Party Repurchase Agreement
       Collateralized by
       U.S. Government Securities
       with a value of $259,638
       1.20%, issued 05/02/03,
       due 07/01/03                                         70,140        70,000
       1.25%, issued 06/03/02,
       due 07/01/03                                         25,024        25,000
       1.32%, issued 06/30/03,
       due 07/01/03                                        104,540       104,536
       1.22%, issued 04/17/03,
       due 07/07/03                                         30,082        30,000
       1.23%, issued 04/15/03,
       due 07/07/03                                         25,071        25,000

       LEHMAN BROTHERS, INC.
       Tri-Party Repurchase Agreement
       Collateralized by
       U.S. Government Securities
       with a value of $91,807
       1.20%, issued 04/07/03,
       due 07/07/03                                         50,152        50,000
       1.20%, issued 05/07/03,
       due 07/07/03                                         30,061        30,000


See financial notes.

SCHWAB GOVERNMENT MONEY FUND

                                                    MATURITY VALUE   MKT. VALUE
       SECURITY                                        ($ x 1,000)   ($ x 1,000)

       1.22%, issued 04/14/03,
       due 07/07/03                                         10,028        10,000

       MORGAN STANLEY & CO., INC.
       Tri-Party Repurchase Agreement
       Collateralized by
       U.S. Government Securities
       with a value of $229,501
       0.98%, issued 06/13/03,
       due 07/07/03                                         30,020        30,000
       1.18%, issued 06/03/03,
       due 07/07/03                                         30,033        30,000
       1.21%, issued 04/28/03,
       due 07/07/03                                         35,082        35,000
       1.21%, issued 05/06/03,
       due 07/07/03                                         40,083        40,000
       1.22%, issued 04/25/03,
       due 07/07/03                                         40,099        40,000
       1.22%, issued 05/05/03,
       due 07/07/03                                         20,043        20,000
       1.22%, issued 05/15/03,
       due 07/07/03                                         30,054        30,000

       UBS FINANCIAL SERVICES, INC.
       Tri-Party Repurchase Agreement
       Collateralized by
       U.S. Government Securities
       with a value of $346,782
       0.94%, issued 06/23/03,
       due 07/07/03                                         50,018        50,000
       1.01%, issued 06/16/03,
       due 07/07/03                                        160,094       160,000
       1.02%, issued 06/20/03,
       due 07/07/03                                         40,019        40,000
       1.06%, issued 06/17/03,
       due 07/07/03                                         65,038        65,000
       1.22%, issued 04/14/03,
       due 07/07/03                                         25,071        25,000
                                                                     -----------
                                                                       1,189,536

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statement of
ASSETS AND LIABILITIES

As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value                                       $1,915,866 a
Repurchase agreements, at market value                              1,189,536 a
Interest receivable                                                     3,302
Prepaid expenses                                                +          60
                                                                --------------
TOTAL ASSETS                                                        3,108,764

LIABILITIES
------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                               541
  Investments bought                                                   29,928
  Investment adviser and administrator fees                                70
  Transfer agent and shareholder service fees                             114
Accrued expenses                                                +         157
                                                                --------------
TOTAL LIABILITIES                                                      30,810

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        3,108,764
TOTAL LIABILITIES                                               -      30,810
                                                                --------------
NET ASSETS                                                         $3,077,954

NET ASSETS BY SOURCE

Capital received from investors                                     3,078,836
Net realized capital losses                                              (882)

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS   /  OUTSTANDING  =    NAV
$ 3,077,954       3,079,066     $1.00

a The amortized cost for the fund's securities was $3,105,402.

FEDERAL TAX DATA
------------------------------------------
COST BASIS OF PORTFOLIO         $3,105,409

AS OF DECEMBER 31, 2002:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:             Loss amount:
2003                                  $161
2004                                   162
2005                                   226
2006                                   119
2007                                   184
2008                                    13
2010                               +     1
                              ------------
                                      $866


See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statement of
OPERATIONS

For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                           $   21,010

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                   (16)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               5,581 a
Transfer agent and shareholder service fees                             6,984 b
Trustees' fees                                                             22 c
Custodian and portfolio accounting fees                                   122
Professional fees                                                          13
Registration fees                                                          92
Shareholder reports                                                        85
Other expenses                                                  +          13
                                                                --------------
Total expenses                                                         12,912
Expense reduction                                               -       1,271 d
                                                                --------------
NET EXPENSES                                                           11,641

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                21,010
NET EXPENSES                                                    -      11,641
                                                                --------------
NET INVESTMENT INCOME                                                   9,369
NET REALIZED LOSSES                                             +         (16)
                                                                --------------
INCREASE IN NET ASSETS FROM OPERATIONS                             $    9,353

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004 to 0.75% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                         1/1/03 - 6/30/03   1/1/02 - 12/31/02
Net investment income                          $    9,369          $   38,140
Net realized losses                      +            (16)                 (1)
                                         -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              9,353              38,139

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                9,369              38,140 a

TRANSACTIONS IN FUND SHARES                                                   b
------------------------------------------------------------------------------
Shares sold                                     4,055,824           7,912,017
Shares reinvested                                   8,727              37,703
Shares redeemed                          +     (4,078,152)         (7,911,680)
                                         -------------------------------------
NET TRANSACTIONS IN FUND SHARES                   (13,601)             38,040

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                             3,091,571           3,053,532
Total increase or decrease               +        (13,617)             38,039 c
                                         -------------------------------------
END OF PERIOD                                  $3,077,954          $3,091,571

a The tax-basis components of distributions paid for the prior period were:

  Ordinary income            $38,140
  Long-term capital gains    $    --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

FINANCIAL STATEMENTS

Schwab U.S. Treasury Money Fund

FINANCIAL HIGHLIGHTS

                                             1/1/03-    1/1/02-    1/1/01-    1/1/00-    1/1/99-    1/1/98-
                                            6/30/03*   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00       1.00       1.00       1.00       1.00       1.00
                                            ---------------------------------------------------------------
Income from investment operations:
Net investment income                           0.00 1     0.01       0.04       0.05       0.04       0.05
Less distributions:
  Dividends from net investment income         (0.00) 1   (0.01)     (0.04)     (0.05)     (0.04)     (0.05)
                                            ---------------------------------------------------------------
Net asset value at end of period                1.00       1.00       1.00       1.00       1.00       1.00
                                            ---------------------------------------------------------------
Total return (%)                                0.30 2     1.15       3.61       5.40       4.25       4.69

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                             0.65 3     0.65       0.65       0.65 4     0.65       0.65
Ratio of gross operating expenses to
 average net assets                             0.82 3     0.82       0.84       0.84 4     0.86       0.91
Ratio of net investment income to
 average net assets                             0.61 3     1.15       3.44       5.27       4.18       4.58
Net assets, end of period ($ x 1,000,000)      4,032      4,323      4,042      2,750      2,592      2,131

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratios of net and gross operating expenses would have been 0.66% and 0.85%, respectively, if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                       COST         MARKET VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
100.0%     U.S. GOVERNMENT
           SECURITIES                                4,020,206        4,020,206
--------------------------------------------------------------------------------
100.0%     TOTAL INVESTMENTS                         4,020,206        4,020,206

      ISSUER                                     FACE VALUE          MKT. VALUE
      RATE, MATURITY DATE                        ($ x 1,000)         ($ x 1,000)

      U.S. GOVERNMENT SECURITIES
      100.0% of investments
      --------------------------------------------------------------------------

      TREASURY BILLS 77.9%
      --------------------------------------------------------------------------

      U.S. TREASURY BILLS
      0.86%, 07/03/03                                  8,515               8,515
      1.10%, 07/03/03                                  7,440               7,440
      1.12%, 07/03/03                                  5,180               5,180
      1.16%, 07/03/03                                  5,840               5,840
      1.21%, 07/03/03                                 95,000              94,994
      0.88%, 07/17/03                                 18,950              18,943
      1.14%, 07/17/03                                  7,365               7,361
      1.16%, 07/17/03                                112,285             112,228
      1.17%, 07/17/03                                200,000             199,897
      1.18%, 07/17/03                                 15,000              14,992
      1.23%, 07/17/03                                150,000             149,918
      1.09%, 07/31/03                                     20                  20
      1.11%, 07/31/03                                 40,620              40,582
      1.13%, 07/31/03                                 47,615              47,570
      1.16%, 07/31/03                                  7,495               7,488
      1.17%, 07/31/03                                200,000             199,807
      1.14%, 08/14/03                                  4,380               4,374
      1.16%, 08/14/03                                  2,416               2,412
      1.18%, 08/14/03                                 14,470              14,449
      0.85%, 08/28/03                                  5,320               5,313
      0.86%, 08/28/03                                 78,600              78,492
      0.98%, 08/28/03                                  4,940               4,932
      1.10%, 08/28/03                                 64,255              64,141
      1.12%, 08/28/03                                 82,525              82,377
      1.16%, 08/28/03                                125,000             124,767
      1.17%, 08/28/03                                 65,000              64,878
      1.18%, 08/28/03                                 50,000              49,906
      0.85%, 09/18/03                                200,000             199,629
      0.98%, 09/18/03                                100,000              99,785
      1.05%, 09/18/03                                  6,815               6,799
      1.07%, 09/18/03                                 20,175              20,128
      1.08%, 09/18/03                                 79,225              79,038
      1.09%, 09/18/03                                 67,225              67,065
      1.12%, 09/18/03                                 35,185              35,099
      0.85%, 10/02/03                                150,000             149,671
      1.07%, 10/02/03                                 30,000              29,917
      1.16%, 10/02/03                                 50,000              49,851
      0.85%, 10/16/03                                 41,335              41,231
      0.86%, 10/16/03                                  2,850               2,843
      1.16%, 10/16/03                                 50,000              49,829
      1.19%, 10/16/03                                200,000             199,298
      0.96%, 10/30/03                                100,000              99,679
      1.15%, 10/30/03                                150,000             149,423
      1.16%, 10/30/03                                 25,000              24,903
      1.09%, 11/13/03                                 50,000              49,796
      1.05%, 11/20/03                                    575                 573
      1.06%, 11/20/03                                  2,495               2,485
      1.09%, 11/28/03                                225,000             223,984
      0.80%, 12/11/03                                  9,105               9,072
      0.81%, 12/11/03                                  6,905               6,880
      0.82%, 12/11/03                                 19,380              19,308
      0.99%, 12/11/03                                100,000              99,556
                                                                       ---------
                                                                       3,132,658

      TREASURY NOTES 22.1%
      --------------------------------------------------------------------------

      U.S. TREASURY NOTES
      3.88%, 07/31/03                                 73,455              73,608
      5.25%, 08/15/03                                240,535             241,750
      5.75%, 08/15/03                                180,000             181,018
      3.63%, 08/31/03                                 29,360              29,469
      2.75%, 09/30/03                                 10,000              10,033
      4.25%, 11/15/03                                 95,000              96,098
      3.00%, 11/30/03                                 76,110              76,791
      3.25%, 12/31/03                                 71,049              71,899


See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

      ISSUER                                     FACE VALUE          MKT. VALUE
      RATE, MATURITY DATE                        ($ x 1,000)         ($ x 1,000)
      3.00%, 01/31/04                                 50,000              50,566
      5.88%, 02/15/04                                 30,000              30,881
      3.63%, 03/31/04                                 10,000              10,175
      3.38%, 04/30/04                                 15,000              15,260
                                                                       ---------
                                                                         887,548

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                        $ 4,020,206 a
Interest receivable                                                      12,424
Prepaid expenses                                                 +           87
                                                                 ---------------
TOTAL ASSETS                                                          4,032,717

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                723
   Investment adviser and administrator fees                                 61
   Transfer agent and shareholder service fees                              150
Accrued expenses                                                 +          148
                                                                 ---------------
TOTAL LIABILITIES                                                         1,082

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          4,032,717
TOTAL LIABILITIES                                                -        1,082
                                                                 ---------------
NET ASSETS                                                          $ 4,031,635

NET ASSETS BY SOURCE
Capital received from investors                                       4,032,494
Net realized capital losses                                                (859)

NET ASSET VALUE (NAV)
                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$4,031,635       4,032,558         $1.00

a The amortized cost for the fund's securities was $4,020,206.

FEDERAL TAX DATA
---------------------------------------------------

COST BASIS OF PORTFOLIO                  $4,020,238
AS OF DECEMBER 31, 2002:
UNUSED CAPITAL LOSSES:
Expires 12/31 of:                      Loss amount:
   2005                                  $       62
   2006                                          89
   2007                                         580
   2010                               +          66
                                      -------------
                                         $      797


See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

Statement of
OPERATIONS
For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                               $ 26,328

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                     (43)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 7,478 a
Transfer agent and shareholder service fees                               9,423 b
Trustees' fees                                                               22 c
Custodian and portfolio accounting fees                                     156
Professional fees                                                            13
Registration fees                                                            74
Shareholder reports                                                          53
Other expenses                                                     +         17
                                                                   -------------
Total expenses                                                           17,236
Expense reduction                                                  -      3,625 d
                                                                   -------------
NET EXPENSES                                                             13,611

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  26,328
NET EXPENSES                                                       -     13,611
                                                                   -------------
NET INVESTMENT INCOME                                                    12,717
NET REALIZED LOSSES                                                +        (43)
                                                                   -------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $ 12,674

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004 to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                         1/1/03 - 6/30/03     1/1/02 - 12/31/02
Net investment income                        $     12,717          $     45,709
Net realized losses                       +           (43)                  (72)
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             12,674                45,637

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               12,717                45,709 a

TRANSACTIONS IN FUND SHARES                                                     b
--------------------------------------------------------------------------------
Shares sold                                     4,910,082            10,640,600
Shares reinvested                                  11,854                45,056
Shares redeemed                           +    (5,213,640)          (10,404,554)
                                          --------------------------------------
NET TRANSACTIONS IN FUND SHARES                  (291,704)              281,102

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                             4,323,382             4,042,352
Total increase or decrease                +      (291,747)              281,030 c
                                          --------------------------------------
END OF PERIOD                                $  4,031,635          $  4,323,382

a The tax-basis components of distributions paid for the prior period were:

  Ordinary income              $45,709
  Long-term capital gains      $    --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

Financial Statements

Schwab Value Advantage Money Fund

FINANCIAL HIGHLIGHTS

                                                1/1/03-      1/1/02-       1/1/01-       1/1/00-       1/1/99-       1/1/98-
INVESTOR SHARES                                6/30/03*     12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00         1.00          1.00          1.00          1.00          1.00
                                               -----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.00 1       0.02          0.04          0.06          0.05          0.05
                                               -----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.00) 1     (0.02)        (0.04)        (0.06)        (0.05)        (0.05)
                                               -----------------------------------------------------------------------------
Net asset value at end of period                  1.00         1.00          1.00          1.00          1.00          1.00
                                               -----------------------------------------------------------------------------
Total return (%)                                  0.46 2       1.55          4.05          6.22          5.01          5.35

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.45 3       0.45          0.43          0.40 4        0.40          0.40
Ratio of gross operating expenses to
  average net assets                              0.55 3       0.54          0.56          0.59 4        0.61          0.67
Ratio of net investment income to
  average net assets                              0.93 3       1.55          3.92          6.07          4.91          5.21
Net assets, end of period ($ x 1,000,000)       34,255       38,728        44,247        36,319        27,265        22,196

                                              2/28/03 5-
SELECT SHARES (R)                               6/30/03*
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00
                                               -----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.00 1
                                               -----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.00) 1
                                               -----------------------------------------------------------------------------
Net asset value at end of period                  1.00
                                               -----------------------------------------------------------------------------
Total return (%)                                  0.33 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.35 3
Ratio of gross operating expenses to
  average net assets                              0.55 3
Ratio of net investment income to
  average net assets                              0.95 3
Net assets, end of period ($ x 1,000,000)          941

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratios of net and gross operating expenses would have been 0.41% and 0.60%, respectively, if certain non-routine expenses (proxy fees) had been included.

5 Commencement of operations.


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

                                                 1/1/03-    7/1/02 1-
INSTITUTIONAL SHARES                            6/30/03*     12/31/02
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00         1.00
                                               -----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.01         0.01
                                               -----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.01)       (0.01)
                                               -----------------------------------------------------------------------------
Net asset value at end of period                  1.00         1.00
                                               -----------------------------------------------------------------------------
Total return (%)                                  0.56 2       0.81 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.24 3       0.24 3
Ratio of gross operating expenses to
  average net assets                              0.55 3       0.55 3
Ratio of net investment income to
  average net assets                              1.13 3       1.57 3
Net assets, end of period ($ x 1,000,000)          682          521

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)


PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:


* Asset-backed security

+ Credit-enhanced security

o Illiquid restricted security

= Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.


                                                  COST         MARKET VALUE
HOLDINGS BY CATEGORY                            ($X1,000)        ($X1,000)
---------------------------------------------------------------------------
   78.1%      FIXED-RATE
              OBLIGATIONS                      28,460,378      28,460,378
    7.9%      U.S. GOVERNMENT SECURITIES        2,882,247       2,882,247
    5.9%      VARIABLE-RATE OBLIGATIONS         2,162,953       2,162,953
    8.1%      OTHER INVESTMENTS                 2,937,699       2,937,699
---------------------------------------------------------------------------
  100.0%      TOTAL INVESTMENTS                36,443,277      36,443,277




ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ x 1,000    ($ x 1,000)

FIXED-RATE OBLIGATIONS   78.1% of investments

COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS 42.1%
------------------------------------------------------------------------------
      AB SPINTAB
      1.22%, 07/14/03                                   73,000       72,968
      1.23%, 08/11/03                                   14,000       13,980
      0.92%, 10/30/03                                   20,000       19,938

      ALLIANCE & LEICESTER, PLC, 144A
      1.26%, 07/14/03                                   37,000       36,983
      0.99%, 09/17/03                                   20,000       19,957

   *  AMSTEL FUNDING CORP., 144A
      1.21%, 08/19/03                                   24,000       23,961
      1.22%, 09/02/03                                   21,000       20,955

   *+ AMSTERDAM FUNDING CORP., 144A
      1.23%, 07/10/03                                   97,000       96,970
      1.23%, 08/07/03                                   59,000       58,925
      1.21%, 08/15/03                                   50,000       49,924
      1.20%, 09/02/03                                   39,000       38,918
      1.20%, 09/05/03                                   20,000       19,956
      1.09%, 09/26/03                                   15,000       14,961

   +  ANZ (DELAWARE), INC.
      1.19%, 08/22/03                                   46,000       45,921

   *+ AQUINAS FUNDING, L.L.C., 144A
      1.23%, 08/20/03                                   28,000       27,952
      1.22%, 08/25/03                                   34,000       33,937

   *  ASAP FUNDING, LTD., 144A
      1.28%, 07/24/03                                   50,000       49,959
      1.01%, 09/12/03                                   97,515       97,315

   *  ASSET PORTFOLIO FUNDING CORP., 144A
      0.93%, 09/22/03                                   40,000       39,914
      0.95%, 09/22/03                                   64,880       64,738

   *+ ASSET SECURITIZATION COOPERATIVE CORP., 144A
      1.22%, 08/12/03                                   20,000       19,972
      1.06%, 08/13/03                                   44,000       43,944
      1.21%, 08/22/03                                   33,500       33,441

   *+ ATLANTIS ONE FUNDING CORP., 144A
      1.24%, 07/02/03                                   30,000       29,999
      1.21%, 07/09/03                                   74,000       73,980
      1.26%, 07/25/03                                   12,000       11,990
      1.26%, 07/28/03                                   25,000       24,976
      1.21%, 08/13/03                                   32,700       32,653
      1.22%, 08/15/03                                   58,000       57,912
      1.20%, 09/11/03                                   74,979       74,799
      1.11%, 09/16/03                                   55,000       54,871
      1.19%, 09/16/03                                  126,000      125,679
      0.91%, 11/13/03                                   80,000       79,727
      0.91%, 12/16/03                                   39,000       38,834
      0.90%, 12/17/03                                   20,000       19,916
      0.90%, 12/18/03                                   84,000       83,643

      BANK OF IRELAND
      1.21%, 08/19/03                                   65,000       64,893
      1.20%, 08/20/03                                   75,000       74,875


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)





PORTFOLIO HOLDINGS continued

ISSUER                                            FACE VALUE        MKT. VALUE
RATE, MATURITY DATE                               ($ x 1,000)       ($ x 1,000)

      BANK OF NOVA SCOTIA
      1.21%, 07/08/03                                110,000           109,974

      BANK ONE CORP.
      1.22%, 07/29/03                                 10,000             9,991
      1.22%, 08/04/03                                 25,000            24,971

      BANK OF AMERICA CORP.
      1.25%, 07/18/03                                 22,000            21,987

    + BARCLAYS U.S. FUNDING CORP.
      1.19%, 08/18/03                                 60,000            59,905

      BEAR STEARNS COMPANIES, INC.
      1.24%, 07/24/03                                 10,000             9,992
      1.25%, 07/25/03                                 25,000            24,979
      0.95%, 09/17/03                                 20,000            19,959
      0.94%, 09/23/03                                100,000            99,781
      0.91%, 09/26/03                                 37,000            36,919

   *+ BETA FINANCE, INC., 144A
      1.31%, 07/15/03                                 31,500            31,484
      1.08%, 08/04/03                                 43,000            42,956
      1.23%, 08/18/03                                 38,300            38,237
      1.02%, 09/18/03                                  6,000             5,987
      1.58%, 11/20/03                                 48,000            48,000

    + BNP PARIBAS FINANCE, INC.
      1.20%, 08/29/03                                120,000           119,764

    + CBA (DELAWARE) FINANCE, INC.
      1.21%, 07/10/03                                 96,000            95,971
      1.18%, 08/21/03                                 89,000            88,851
      1.19%, 08/22/03                                 32,000            31,945

    * CC (USA), INC., 144A
      1.23%, 07/10/03                                 68,000            67,979
      1.31%, 07/10/03                                 15,500            15,495
      1.23%, 08/18/03                                 25,000            24,959
      1.23%, 08/26/03                                 10,000             9,981
      0.99%, 09/10/03                                 25,000            24,951

      CITICORP
      1.25%, 07/21/03                                 62,000            61,957
      1.21%, 08/08/03                                150,000           149,808

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      1.27%, 07/30/03                                 80,000            79,919
      1.20%, 08/11/03                                 45,000            44,939
      1.22%, 08/12/03                                100,000            99,858
      1.20%, 08/13/03                                 95,000            94,864
      1.23%, 08/14/03                                173,000           172,741
      1.19%, 08/15/03                                 80,000            79,881

   *+ CLIPPER RECEIVABLES CORP.
      1.24%, 07/11/03                                 33,576            33,564
      1.25%, 07/11/03                                196,000           195,932
      1.27%, 07/25/03                                 30,000            29,975
      1.25%, 08/07/03                                 34,000            33,956
      1.21%, 08/12/03                                 50,000            49,929
      1.25%, 08/12/03                                 42,287            42,225
      1.21%, 08/28/03                                 23,000            22,955

    * CONCORD MINUTEMEN CAPITAL CO., L.L.C., 144A
      Series A
      1.24%, 07/02/03                                 55,315            55,313
      1.27%, 07/11/03                                 20,000            19,993
      1.27%, 07/18/03                                 25,000            24,985
      1.25%, 08/05/03                                 50,000            49,940
      1.07%, 08/06/03                                 30,000            29,968
      1.24%, 08/08/03                                 38,000            37,950
      1.22%, 08/18/03                                 83,000            82,865
      1.28%, 10/10/03                                 27,000            26,904

   *+ CAFCO, L.L.C., 144A
      1.15%, 09/10/03                                 55,000            54,875

   *+ CRC FUNDING, L.L.C., 144A
      1.17%, 09/09/03                                 47,000            46,893
      1.00%, 09/12/03                                 62,000            61,875

    + CREDIT LYONNAIS N.A., INC.
      1.00%, 09/15/03                                101,000           100,787
      0.98%, 10/09/03                                 17,000            16,954

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE TRUST, 144A
      1.22%, 07/01/03                                 58,000            58,000
      1.23%, 07/08/03                                 80,000            79,981
      1.25%, 07/08/03                                 30,000            29,993
      1.23%, 07/21/03                                 55,000            54,962
      1.07%, 08/05/03                                 90,000            89,906
      1.09%, 09/09/03                                 49,000            48,896
      1.05%, 09/10/03                                 60,000            59,876

    + DANSKE CORP.
      1.25%, 07/08/03                                 99,000            98,976
      1.22%, 07/14/03                                 23,000            22,990
      1.25%, 07/17/03                                 15,000            14,992
      1.18%, 08/20/03                                150,000           149,754
      1.19%, 08/22/03                                 50,000            49,914
      0.96%, 09/18/03                                117,000           116,754
      1.24%, 10/27/03                                 16,000            15,936

      DEN NORSKE BANK ASA
      1.21%, 08/14/03                                 24,000            23,965
      1.23%, 08/15/03                                 20,000            19,969
      1.26%, 09/04/03                                105,000           104,762


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)



ISSUER                                                  FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                     ($ x 1,000)  ($ x 1,000)

    + DEXIA DELAWARE, L.L.C.
      0.89%, 09/25/03                                       43,000       42,909

    * DORADA FINANCE, INC., 144A
      1.27%, 07/11/03                                       10,000        9,997
      1.26%, 07/18/03                                       70,000       69,958
      1.31%, 07/25/03                                       75,000       74,935
      1.23%, 07/30/03                                       21,335       21,314
      1.23%, 08/13/03                                       48,500       48,429
      1.21%, 08/26/03                                       16,000       15,970
      1.21%, 08/28/03                                       20,000       19,961
      1.04%, 09/17/03                                       20,000       19,955

    * DORADA FINANCE, INC., 144A
      1.95%, 09/16/03                                      122,000      122,000
      1.96%, 09/16/03                                       45,000       45,000

   *+ EDISON ASSET SECURITIZATION CORP., L.L.C., 144A
      1.31%, 07/08/03                                       67,000       66,983
      0.93%, 09/23/03                                      228,000      227,505
      1.10%, 11/10/03                                       20,000       19,920
      1.20%, 11/10/03                                       46,000       45,799
      1.05%, 12/10/03                                       75,000       74,649

   *+ FAIRWAY FINANCE CORP., 144A
      0.97%, 09/12/03                                      106,739      106,529
      0.98%, 09/15/03                                       50,131       50,027
      1.22%, 09/15/03                                       44,000       43,888
      0.97%, 09/16/03                                       33,000       32,932

   *+ FALCON ASSET SECURITIZATION CORP., 144A
      0.97%, 09/15/03                                       37,136       37,060
      0.98%, 09/15/03                                       85,145       84,969

      FORENINGSSPARBANKEN AB (SWEDBANK)
      1.26%, 07/07/03                                       80,000       79,983
      1.09%, 09/10/03                                       19,000       18,959

   *+ FORRESTAL FUNDING MASTER TRUST NOTES 2000A, 144A
      1.08%, 07/29/03                                      140,000      139,882

      FORTIS FUNDING, L.L.C., 144A
      1.27%, 07/21/03                                       49,000       48,966
      1.25%, 07/22/03                                       43,455       43,423

   *+ GALAXY FUNDING, INC., 144A
      1.25%, 07/23/03                                      100,000       99,924
      1.26%, 07/24/03                                       35,000       34,972
      1.25%, 07/28/03                                       35,000       34,967
      1.25%, 07/29/03                                       25,000       24,976
      0.98%, 09/12/03                                       13,000       12,974
      0.92%, 09/26/03                                       28,000       27,938

    + GE CAPITAL INTERNATIONAL FUNDING, INC., 144A
      1.22%, 07/11/03                                       68,000       67,977
      1.26%, 07/24/03                                      100,000       99,920
      1.19%, 08/25/03                                      104,000      103,811
      1.20%, 08/26/03                                       74,000       73,862
      1.21%, 08/28/03                                      225,000      224,561
      1.05%, 12/09/03                                       50,000       49,767
      1.02%, 12/11/03                                       29,000       28,867

      GENERAL ELECTRIC CAPITAL CORP.
      1.27%, 07/15/03                                      300,000      299,853
      1.25%, 07/21/03                                       22,000       21,985
      1.28%, 08/07/03                                       40,000       39,948
      1.29%, 09/23/03                                       50,000       49,851
      1.11%, 12/03/03                                      104,000      103,507

      GENERAL ELECTRIC CAPITAL SERVICES
      1.25%, 07/23/03                                      115,000      114,912
      1.25%, 07/24/03                                      185,000      184,852
      1.25%, 07/25/03                                      120,000      119,900
      1.25%, 07/28/03                                      130,000      129,878

      GENERAL ELECTRIC CO.
      1.25%, 07/22/03                                      286,000      285,791

   *+ GIRO FUNDING U.S. CORP., 144A
      1.25%, 07/16/03                                       45,000       44,977
      1.24%, 07/31/03                                       60,000       59,938
      1.07%, 08/05/03                                       11,000       10,989
      1.26%, 08/06/03                                       70,000       69,912
      1.21%, 08/15/03                                       70,000       69,894
      1.02%, 09/12/03                                       30,694       30,631
      0.98%, 09/15/03                                       45,000       44,907
      0.94%, 09/24/03                                       48,000       47,893

   *+ GRAMPIAN FUNDING, LTD., 144A
      0.98%, 10/01/03                                       23,000       22,943

  *+o GREENWICH FUNDING CORP., 144A
      1.23%, 07/11/03                                       30,725       30,715
      1.25%, 07/15/03                                       46,655       46,632
      0.95%, 09/12/03                                       40,000       39,923

   *+ HATTERAS FUNDING CORP., 144A
      1.26%, 08/11/03                                       58,000       57,917
      1.23%, 08/14/03                                       19,000       18,971
      1.13%, 08/26/03                                       50,000       49,912
      1.19%, 09/22/03                                       16,000       15,956
      0.96%, 10/17/03                                       52,000       51,850

    + HBOS TREASURY SERVICES, PLC
      1.25%, 07/25/03                                      144,000      143,880


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)



PORTFOLIO HOLDINGS continued

ISSUER                                                 FACE VALUE   MKT. VALUE
RATE, MATURITY DATE                                    ($ x 1,000)  ($ x 1,000)


      1.07%, 08/07/03                                      19,000       18,979
      0.97%, 09/16/03                                      20,000       19,959
      1.01%, 09/16/03                                      30,000       29,935
      1.10%, 11/19/03                                     113,283      112,799

   *+ INDEPENDENCE FUNDING, L.L.C., 144A
      1.25%, 07/02/03                                      86,296       86,293
      1.07%, 08/12/03                                      50,000       49,938

    + ING (U.S.) FUNDING, L.L.C.
      1.21%, 07/10/03                                      70,000       69,979
      1.23%, 07/11/03                                      73,000       72,975
      1.30%, 07/18/03                                      10,000        9,994
      1.23%, 08/08/03                                      48,000       47,938
      1.04%, 12/10/03                                     147,000      146,319

   *+ INTREPID FUNDING MASTER TRUST, 144A
      1.09%, 07/14/03                                      54,056       54,035

      IRISH LIFE & PERMANENT, PLC, 144A
      0.95%, 09/17/03                                      23,000       22,953

      J.P. MORGAN CHASE & CO.
      1.25%, 08/04/03                                     115,000      114,865
      1.22%, 08/18/03                                     118,000      117,808

   *+ JUPITER SECURITIZATION CORP., 144A
      1.25%, 07/14/03                                      99,000       98,955
      1.07%, 07/25/03                                     159,000      158,887
      1.07%, 07/29/03                                      15,000       14,988
      1.21%, 08/18/03                                       9,965        9,949
      1.20%, 09/02/03                                       9,000        8,981

   *+ K2 (USA), L.L.C.
      1.23%, 07/03/03                                       8,000        7,999
      1.32%, 07/14/03                                      21,000       20,990
      1.30%, 07/15/03                                      18,500       18,491
      1.32%, 07/16/03                                      19,000       18,990
      1.27%, 07/21/03                                       7,000        6,995
      1.28%, 09/02/03                                      50,000       49,888
      1.13%, 09/17/03                                      18,000       17,956
      1.18%, 10/20/03                                      26,000       25,906

      KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD., 144A
      1.22%, 07/08/03                                      30,000       29,993

   *+ KITTY HAWK FUNDING CORP., 144A
      1.07%, 07/28/03                                      52,131       52,089
      0.98%, 09/15/03                                       8,000        7,983
      0.95%, 09/22/03                                      36,431       36,351

    + LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE, 144A
      1.26%, 08/27/03                                      95,000       94,812
      1.29%, 03/09/04                                      90,000       89,200
      1.33%, 03/26/04                                      30,000       29,706
      1.35%, 04/15/04                                      35,000       34,625

    * LEXINGTON PARKER CAPITAL CO., L.L.C., 144A
      1.23%, 07/10/03                                     100,000       99,969
      1.28%, 07/11/03                                      24,000       23,992
      1.32%, 07/14/03                                      35,724       35,707
      1.30%, 07/22/03                                      45,000       44,966
      1.27%, 07/24/03                                      40,000       39,968
      1.28%, 07/25/03                                      47,000       46,960
      1.23%, 09/02/03                                      33,000       32,929

   *+ LINKS FINANCE, L.L.C., 144A
      1.10%, 09/08/03                                      20,000       19,958
      1.00%, 09/12/03                                      11,000       10,978
      1.13%, 09/15/03                                      13,000       12,969

      LLOYDS TSB BANK, PLC
      1.19%, 08/01/03                                     100,000       99,898
      1.18%, 08/20/03                                      84,000       83,863

   *+ MONT BLANC CAPITAL CORP., 144A
      1.26%, 07/14/03                                      15,000       14,993
      1.10%, 07/28/03                                      24,000       23,980
      1.06%, 08/13/03                                     100,000       99,873
      1.23%, 09/03/03                                      25,000       24,945

      MORGAN STANLEY
      1.23%, 07/23/03                                     150,000      149,887
      1.25%, 07/25/03                                      48,000       47,960
      1.20%, 08/26/03                                     100,000       99,813

    * NEWCASTLE CERTIFICATES PROGRAM, 144A
      Series 2000A
      1.26%, 07/15/03                                      16,000       15,992
      1.24%, 08/06/03                                       9,000        8,989
      1.23%, 08/14/03                                     137,155      136,949
      0.94%, 09/25/03                                      91,000       90,796

    + NORDEA N.A., INC.
      0.98%, 08/21/03                                     125,000      124,826
      0.99%, 09/22/03                                      60,000       59,864

   *+ OLD LINE FUNDING CORP., 144A
      1.08%, 07/24/03                                      40,191       40,163

   *+ PREFERRED RECEIVABLES FUNDING CORP., 144A
      1.20%, 08/29/03                                      44,592       44,504

   *+ QUINCY CAPITAL CORP., 144A
      1.08%, 07/24/03                                      25,553       25,535

    + SAN PAOLO IMI U.S.FINANCIAL CO.
      1.04%, 12/09/03                                      25,000       24,885


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)



ISSUER                                                  FACE VALUE   MKT. VALUE
RATE, MATURITY DATE                                     ($ x 1,000)  ($ x 1,000)
    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      1.21%, 09/02/03                                     86,000          85,818
      1.21%, 09/03/03                                     50,000          49,892
      1.21%, 09/05/03                                     11,000          10,976
      1.10%, 09/09/03                                     70,000          69,850

    * SIGMA FINANCE, INC., 144A
      1.23%, 07/07/03                                     10,000           9,998
      1.23%, 07/09/03                                     50,000          49,986
      1.31%, 07/15/03                                     10,000           9,995
      1.27%, 07/16/03                                     35,000          34,982
      1.24%, 08/05/03                                     44,000          43,947
      1.29%, 08/05/03                                      8,000           7,990
      1.29%, 08/11/03                                     29,000          28,958
      1.28%, 08/26/03                                      8,000           7,984
      1.22%, 08/29/03                                     15,000          14,970
      0.97%, 09/12/03                                     17,000          16,967
      0.98%, 09/15/03                                     21,000          20,957

    + SOCIETE GENERALE N.A., INC.
      1.20%, 07/01/03                                     11,000          11,000
      1.20%, 07/02/03                                    400,000         399,987
      1.23%, 07/10/03                                     15,000          14,995
      1.03%, 09/10/03                                     96,000          95,805
      1.04%, 12/08/03                                     15,000          14,931

    + STADSHYPOTEK DELAWARE, INC., 144A
      1.25%, 07/01/03                                     15,000          15,000

   *+ STELLAR FUNDING GROUP, INC., 144A
      1.25%, 07/14/03                                      7,018           7,015

    + SVENSKA HANDELSBANKEN, INC.
      1.21%, 07/01/03                                    100,000         100,000

   *+ THUNDER BAY FUNDING, INC., 144A
      1.26%, 07/01/03                                     60,000          60,000
      1.10%, 08/04/03                                     35,016          34,980
      1.07%, 08/19/03                                     30,050          30,006
      1.21%, 08/20/03                                     18,059          18,029

   *+ TULIP FUNDING CORP., 144A
      1.07%, 07/31/03                                     34,000          33,970

    + WESTPAC CAPITAL CORP.
      1.25%, 07/07/03                                     72,000          71,985
      1.03%, 09/09/03                                     47,500          47,405

    + WESTPAC TRUST SECURITIES NZ
      1.20%, 09/04/03                                     50,000          49,892

   *+ WINDMILL FUNDING CORP., 144A
      1.21%, 08/08/03                                     25,000          24,968
      1.21%, 08/15/03                                     18,000          17,973
      0.95%, 09/25/03                                     35,000          34,921
                                                                      ----------
                                                                      15,346,166

      CERTIFICATES OF DEPOSIT  31.2%
--------------------------------------------------------------------------------
      ABN AMRO BANK, NV
      2.42%, 07/18/03                                    125,000         124,998
      1.19%, 08/27/03                                     50,000          50,004

      ALLIANCE & LEICESTER, PLC
      1.20%, 11/19/03                                     50,000          50,000

      AMERICAN EXPRESS CENTURION BANK
      0.92%, 09/22/03                                    100,000         100,000

      AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD.
      1.24%, 07/08/03                                    145,000         145,000
      1.24%, 07/09/03                                    100,000         100,000

      BANK OF MONTREAL
      1.21%, 07/09/03                                     85,000          85,000
      1.19%, 08/28/03                                     70,000          70,000

      BANK OF NEW YORK
      1.29%, 08/18/03                                     44,000          44,000

      BANK OF NOVA SCOTIA
      1.21%, 07/08/03                                     91,000          91,000
      1.20%, 07/09/03                                     49,000          49,000
      1.21%, 07/11/03                                     75,000          75,000
      1.21%, 07/14/03                                     40,000          40,000
      1.18%, 08/25/03                                     47,000          47,000

      BARCLAYS BANK, PLC
      1.25%, 07/15/03                                    150,000         150,000
      1.25%, 07/16/03                                     98,000          98,000
      1.25%, 07/28/03                                     50,000          50,000
      1.26%, 07/28/03                                    161,000         161,000
      1.20%, 08/04/03                                     41,000          41,002
      1.06%, 08/12/03                                    300,000         300,000
      1.19%, 08/28/03                                     18,000          18,000
      1.60%, 11/25/03                                    174,000         174,004
      1.10%, 04/19/04                                     25,000          25,050

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.19%, 08/29/03                                     80,000          80,000
      1.27%, 09/02/03                                    189,000         189,000
      1.20%, 09/03/03                                     50,000          50,000
      1.25%, 03/15/04                                    100,000          99,992
      1.30%, 03/26/04                                    100,000          99,994

      BNP PARIBAS
      1.25%, 07/21/03                                    265,000         265,000
      1.25%, 07/23/03                                    181,000         181,000


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)



PORTFOLIO HOLDINGS continued

ISSUER                                            FACE VALUE   MKT. VALUE
RATE, MATURITY DATE                               ($ X 1,000)  ($ x 1,000)
      1.23%, 08/01/03                               297,000      297,000
      1.09%, 11/10/03                               225,000      225,000
      1.03%, 12/09/03                                90,000       90,016
      1.05%, 12/10/03                                90,000       90,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.24%, 07/15/03                                80,000       80,000
      1.14%, 09/15/03                                40,000       40,000

      CHASE MANHATTAN BANK (USA), N.A.
      1.27%, 07/22/03                                50,000       50,000
      1.27%, 07/23/03                               129,000      129,000

      CITIBANK, N.A.
      1.25%, 07/28/03                               125,000      125,000
      1.23%, 08/06/03                               150,000      150,000
      1.23%, 08/07/03                                20,000       20,000
      1.22%, 08/20/03                                80,000       80,000
      1.20%, 08/27/03                               170,000      170,000
      1.10%, 09/10/03                                65,000       65,000
      1.11%, 09/10/03                                53,000       53,000
      0.95%, 09/18/03                                45,000       45,000
      0.96%, 09/19/03                                75,000       75,000
      0.95%, 09/24/03                               270,000      270,000
      0.93%, 09/25/03                                48,000       48,000

      CREDIT AGRICOLE INDOSUEZ
      1.20%, 07/10/03                                47,000       47,000
      1.30%, 07/17/03                                75,000       75,000
      1.06%, 08/04/03                                94,000       94,000

      CREDIT LYONNAIS S.A.
      0.91%, 09/23/03                                25,000       25,002

      CREDIT SUISSE FIRST BOSTON
      1.30%, 07/16/03                                45,000       45,000
      1.25%, 07/17/03                                50,000       50,000

      DEPFA BANK, PLC
      0.98%, 09/18/03                                66,000       66,000

      DEUTSCHE BANK, AG
      1.31%, 07/01/03                                80,000       80,000
      1.32%, 07/09/03                               223,000      223,000
      1.21%, 07/16/03                               200,000      200,000
      1.21%, 07/17/03                               200,000      200,000
      1.19%, 08/27/03                                87,000       87,000
      1.10%, 09/09/03                               160,000      160,000
      0.90%, 09/25/03                                46,000       46,003
      1.85%, 10/15/03                               247,000      246,993
      1.10%, 11/10/03                               100,000      100,029
      1.50%, 05/24/04                               100,000      100,000

      FORENINGSSPARBANKEN, AB (SWEDBANK)
      1.25%, 07/30/03                                20,000       20,000
      0.90%, 11/25/03                                11,000       11,000

      FORTIS BANK
      1.18%, 08/25/03                                25,000       25,000

    + HBOS TREASURY SERVICES, PLC
      1.27%, 08/11/03                               150,000      150,000
      1.11%, 09/12/03                                40,000       40,000

      ING BANK, N.V.
      1.21%, 07/03/03                                76,000       76,000
      1.25%, 07/08/03                                50,000       50,000
      1.25%, 07/17/03                               120,000      120,000
      1.25%, 07/31/03                                13,000       13,000
      1.23%, 08/08/03                               180,000      180,000
      1.22%, 08/13/03                               120,000      120,000

      KBC BANK NV
      1.21%, 07/07/03                                47,000       47,000

      LANDESBANK BADEN WURTTEMBERG
      1.06%, 08/12/03                                35,000       35,000
      1.20%, 08/22/03                                95,000       95,000
      1.20%, 09/03/03                                10,000       10,000
      0.96%, 09/12/03                               100,000      100,024
      1.73%, 09/30/03                                25,000       25,004
      1.85%, 10/17/03                                94,000       94,000
      0.91%, 12/12/03                                20,000       20,012
      0.91%, 12/30/03                                45,000       45,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      1.40%, 07/09/03                                30,000       30,000
      1.30%, 08/21/03                                60,000       60,000
      1.86%, 10/20/03                                70,000       70,000
      1.30%, 02/03/04                                36,000       36,023

      NATEXIS BANQUES POPULAIRES
      1.20%, 08/29/03                               107,000      107,000

      NATIONAL CITY BANK, CLEVELAND
      1.20%, 07/07/03                               100,000      100,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      1.25%, 07/18/03                                40,000       40,000
      1.27%, 08/21/03                                35,000       35,001
      1.18%, 08/25/03                                10,000       10,000
      1.57%, 11/07/03                                25,000       24,999
      0.90%, 12/29/03                                63,000       63,000
      1.49%, 12/29/03                                48,000       48,000
      1.25%, 04/05/04                                50,000       50,000
      1.30%, 04/13/04                                55,000       54,998


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)




ISSUER                                                  FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                     ($ x 1,000)  ($ x 1,000)
      NORDEA BANK FINLAND, PLC
      1.20%, 09/02/03                                     22,000          22,000

      RABOBANK NEDERLAND
      0.95%, 12/03/03                                     49,000          49,050

      ROYAL BANK OF CANADA
      1.61%, 11/25/03                                    125,000         124,997

      ROYAL BANK OF SCOTLAND, PLC
      1.20%, 07/01/03                                    174,000         174,000
      0.97%, 09/17/03                                    135,000         134,997

      SOCIETE GENERALE
      1.20%, 07/01/03                                     35,000          35,000
      1.30%, 07/15/03                                     65,000          65,000
      1.25%, 07/18/03                                     30,000          30,000

      SOUTHTRUST BANK
      1.30%, 07/11/03                                     51,000          51,000
      1.05%, 12/19/03                                     23,000          23,000

      STATE STREET BANK & TRUST CO., N.A.
      1.19%, 08/26/03                                    121,000         121,000
      1.10%, 12/04/03                                     34,000          34,000

      TORONTO DOMINION BANK
      1.20%, 07/07/03                                     43,000          43,000
      1.31%, 07/07/03                                    115,000         115,000
      1.30%, 07/10/03                                     58,000          58,000
      0.92%, 09/17/03                                     75,000          75,010
      1.20%, 11/13/03                                     33,000          33,001
      0.89%, 12/22/03                                     37,000          37,000

      UBS, AG
      1.59%, 12/16/03                                    115,000         115,000

      UNICREDITO ITALIANO SPA
      1.34%, 07/09/03                                     50,000          50,000
      1.28%, 07/17/03                                     47,000          47,001
      1.31%, 07/17/03                                     60,000          60,000
      1.26%, 07/22/03                                     50,000          50,000
      0.96%, 09/15/03                                     93,000          93,017
      1.10%, 09/15/03                                    180,000         180,000
      0.98%, 09/19/03                                     33,000          33,000

      WESTLB AG
      1.23%, 08/14/03                                     30,000          30,000
      1.93%, 09/18/03                                     97,000          97,000
      1.84%, 10/15/03                                     46,000          45,999
      1.26%, 04/02/04                                    105,000         105,000
      1.34%, 04/14/04                                     99,000          99,000
      1.35%, 04/23/04                                    100,000          99,992

      WILMINGTON TRUST CO.
      1.28%, 07/22/03                                     25,000          25,000
                                                                      ----------
                                                                      11,360,212
      BANK NOTES 2.8%
--------------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      1.23%, 07/09/03                                     50,000          50,000
      1.20%, 08/07/03                                    400,000         400,000

      BANK ONE, N.A.
      1.29%, 07/10/03                                    200,000         200,000

      LASALLE NATIONAL BANK, N.A.
      1.20%, 07/07/03                                     34,000          34,000
      1.19%, 08/22/03                                     85,000          85,000
      1.20%, 08/29/03                                     67,000          67,000

      STANDARD FEDERAL BANK, N.A.
      1.19%, 08/26/03                                     80,000          80,000
      1.20%, 09/05/03                                     93,000          93,000
      1.00%, 09/12/03                                     10,000          10,000
                                                                       ---------
                                                                       1,019,000
      PROMISSORY NOTES 2.0%
--------------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
      1.36%, 07/28/03                                     80,000          80,000
      1.36%, 08/05/03                                     80,000          80,000
      1.28%, 09/12/03                                     10,000          10,000
      1.26%, 09/24/03                                    250,000         250,000
      1.29%, 09/25/03                                     45,000          45,000
      1.26%, 12/05/03                                     35,000          35,000
      1.12%, 12/11/03                                      7,000           7,000
      1.02%, 12/18/03                                     43,000          43,000
      1.05%, 12/18/03                                    185,000         185,000
                                                                       ---------
                                                                         735,000
      U.S. GOVERNMENT SECURITIES
      7.9% of investments

      AGENCY DISCOUNT NOTES 7.9%
--------------------------------------------------------------------------------
      FANNIE MAE
      1.18%, 08/27/03                                    196,925         196,559
      1.13%, 09/03/03                                     70,000          69,859
      0.89%, 09/24/03                                    125,000         124,737
    = 0.94%, 10/01/03                                     90,000          89,784
      1.09%, 11/19/03                                    130,000         129,447
      0.89%, 11/20/03                                     59,200          58,993


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)



PORTFOLIO HOLDINGS continued

ISSUER                                                 FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                                    ($ x 1,000)   ($ x 1,000)

      1.09%, 11/26/03                                     128,250        127,679
      1.05%, 12/03/03                                      10,000          9,955
      1.08%, 12/12/03                                      12,099         12,040
      0.89%, 12/17/03                                      49,404         49,199
      0.90%, 12/17/03                                     105,000        104,556
      1.04%, 12/29/03                                     150,000        149,223

      FREDDIE MAC
      1.05%, 08/29/03                                     153,600        153,336
      1.10%, 09/04/03                                     105,000        104,791
      1.10%, 09/11/03                                      84,000         83,817
      1.01%, 09/17/03                                      50,000         49,891
      1.10%, 09/22/03                                      20,000         19,950
      1.02%, 09/30/03                                     270,000        269,304
      0.99%, 10/24/03                                      25,000         24,921
      1.02%, 10/24/03                                      12,000         11,961
      1.09%, 10/24/03                                     250,000        249,129
      1.00%, 10/31/03                                     150,000        149,492
      1.03%, 11/12/03                                      98,517         98,139
      1.09%, 11/21/03                                      65,000         64,720
      0.99%, 11/26/03                                      80,000         79,676
      1.00%, 12/04/03                                      34,000         33,853
      1.02%, 12/04/03                                      99,000         98,567
      1.03%, 12/04/03                                      70,000         69,689
      1.00%, 12/05/03                                     150,000        149,349
      1.00%, 03/25/04                                      50,000         49,631
                                                                       ---------
                                                                       2,882,247
      VARIABLE-RATE OBLIGATIONS 5.9% OF INVESTMENTS

    + ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
      Taxable Student Loan RB
      Series II-A-6
      1.12%, 07/07/03                                      27,800         27,800

    + ACTIVE LIVING OF GLENVIEW, L.L.C.
      Senior Floating Rate Note
      Series 1998, 144A
      1.07%, 07/07/03                                      10,900         10,900

      BANK OF NEW YORK CO., INC., 144A
      1.01%, 07/28/03                                      50,000         50,000

   *+ BETA FINANCE, INC., 144A
      1.15%, 07/15/03                                      80,000         79,998

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.20%, 07/15/03                                     100,000        100,000

      CHASE MANHATTAN BANK (USA)
      1.07%, 07/30/03                                     100,000        100,000

    * CITY OF NEW BRITAIN, CONNECTICUT
      GO Pension Bonds
      1.12%, 07/07/03                                      40,000         40,000

    * COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc.
      Project) Series 1997
      1.12%, 07/07/03                                       6,310          6,310

    * DORADA FINANCE, INC., 144A
      1.00%, 07/25/03                                      30,000         29,996

    + FILLMORE, CALIFORNIA PUBLIC FINANCING AUTHORITY
      VRD Tax Allocation Bond
      (Fillmore Redevelopment
      Agency Central City
      Redevelopment Project Area)
      Series 1998A
      1.17%, 07/07/03                                      10,120         10,120

    o GE LIFE & ANNUITY ASSURANCE CO.
      1.37%, 07/01/03                                      50,000         50,000

      GENERAL ELECTRIC CAPITAL CORP.
      1.17%, 07/17/03                                     225,000        225,000

    + LOANSTAR ASSETS PARTNERS II, L.P., 144A
      1.03%, 07/07/03                                      25,000         25,000

    + MERLOT TRUST
      Series 2000B, 144A
      1.17%, 07/07/03                                      30,000         30,000

    o METROPOLITAN LIFE INSURANCE CO.
      1.33%, 07/30/03                                      50,000         50,000
      1.39%, 08/01/03                                     100,000        100,000

    o MONUMENTAL LIFE INSURANCE CO.
      1.40%, 07/01/03                                     100,000        100,000
      1.42%, 07/01/03                                     100,000        100,000
      1.49%, 07/01/03                                      10,000         10,000

      MORGAN STANLEY, 144A
      1.28%, 07/15/03                                      50,000         50,000

    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Taxable Economic Development
      Bonds (MSNBC CNBC Project)
      Series 1997A, 144A
      1.30%, 07/01/03                                      25,600         25,600

      ROYAL BANK OF SCOTLAND
      1.14%, 07/16/03                                     100,000        100,000


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)




ISSUER                                                FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)

    + SANTA ROSA, CALIFORNIA
      Wastewater RB Series 1998A
      1.18%, 07/07/03                                    17,000         17,000
      Wastewater RB Series 2002A
      1.18%, 07/07/03                                    40,000         40,000

    o SECURITY LIFE OF DENVER INSURANCE CO.
      1.43%, 07/22/03                                   100,000        100,000

    * SIGMA FINANCE, INC., 144A
      1.30%, 07/01/03                                    30,000         29,999
      1.42%, 07/02/03                                    20,000         20,006
      1.28%, 07/07/03                                    35,000         34,995
      1.30%, 07/07/03                                    97,000         96,996
      1.14%, 07/15/03                                   150,000        149,988
      1.04%, 07/23/03                                   100,000         99,998
      1.26%, 08/06/03                                    50,000         49,999
      1.25%, 08/15/03                                   100,000         99,998

    + TOWN OF ISLIP, NEW YORK IDA
      Taxable Adjustable Rate IDRB
      (Nussdorf Associates/Quality
      King Distributions, Inc. Facility)
      Series 1992, 144A
      1.25%, 07/07/03                                     3,250          3,250

    o TRAVELERS INSURANCE CO.
      1.37%, 08/01/03                                    50,000         50,000
      1.36%, 08/21/03                                    50,000         50,000
                                                                     ---------
                                                                     2,162,953

                                                   MATURITY VALUE    MKT. VALUE
SECURITY                                             ($ x 1,000)     ($ x 1,000)

      OTHER INVESTMENTS 8.1% of investments

      REPURCHASE AGREEMENTS 8.1%
--------------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES, L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by
      U.S. Government Securities
      with a value of $761,940
      1.32%, issued 06/30/03,
      due 07/01/03                                        747,027        747,000

      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by
      U.S. Government Securities
      with a value of $183,601
      1.29%, issued 01/15/03,
      due 07/07/03                                        180,116        180,000

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by
      U.S. Government Securities
      with a value of $422,993
      1.32%, issued 06/30/03,
      due 07/01/03                                        414,714        414,699

      LEHMAN BROTHERS, INC.
      Tri-Party Repurchase Agreement
      Collateralized by
      U.S. Government Securities
      with a value of $291,723
      1.20%, issued 04/07/03,
      due 07/07/03                                        126,382        126,000
      1.20%, issued 05/07/03,
      due 07/07/03                                        160,325        160,000

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by
      U.S. Government Securities
      with a value of $1,336,205
      1.32%, issued 06/30/03,
      due 07/01/03                                      1,000,037      1,000,000
      0.93%, issued 06/30/03,
      due 07/07/03                                        310,136        310,000
                                                                       ---------
                                                                       2,937,699


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                       $36,443,277 a
Receivables:
   Fund shares sold                                                    113,928
   Interest                                                             52,392
Prepaid expenses                                                +          467
                                                                ---------------
TOTAL ASSETS                                                        36,610,064

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                165,119
   Dividends to shareholders                                            10,844
   Investments bought                                                  554,786
   Investment adviser and administrator fees                               628
   Transfer agent and shareholder service fees                             624
Accrued expenses                                                +          643
                                                                ---------------
TOTAL LIABILITIES                                                      732,644

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                        36,610,064
TOTAL LIABILITIES                                               -      732,644
                                                                ---------------
NET ASSETS                                                         $35,877,420

NET ASSETS BY SOURCE
Capital received from investors                                     35,877,524
Net realized capital losses                                               (104)

NET ASSETS BY SHARE CLASS

                                                SHARES
SHARE CLASS          NET ASSETS       /    OUTSTANDING    =       NAV
Investor Shares      $34,254,988           34,255,201           $1.00
Select Shares(R)     $   940,910              940,910           $1.00
Institutional Shares $   681,522              681,522           $1.00

a Includes illiquid restricted securities worth $1,462,270, or 4.01% of the fund's investments. The amortized cost for the fund's securities was $36,443,277.

FEDERAL TAX DATA
---------------------------------------------

COST BASIS OF PORTFOLIO           $36,443,277

AS OF DECEMBER 31, 2002:
UNUSED CAPITAL LOSSES:
Expires 12/31 of:                Loss amount:
2003                              $       104


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

Statement of
OPERATIONS

For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $265,528

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               61,387 a
Transfer agent and shareholder service fees:
   Investor Shares                                                      41,086 b
   Select Shares(R)                                                        513 b
   Institutional Shares                                                    766 b
Trustees' fees                                                              89 c
Custodian and portfolio accounting fees                                  1,663
Professional fees                                                           57
Registration fees                                                          439
Shareholder reports                                                        201
Other expenses                                                     +       146
                                                                   ------------
Total expenses                                                         106,347
Expense reduction                                                  -    20,657 d
                                                                   ------------
NET EXPENSES                                                            85,690

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                265,528
NET EXPENSES                                                       -    85,690
                                                                   ------------
NET INVESTMENT INCOME                                                  179,838
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $179,838


a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services 0.17% of the fund's assets.

c For the fund's independent trustees only.

d Includes $19,693 from the investment adviser (CSIM) and $964 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through at least April 30, 2004, as follows:

                            % OF AVERAGE
SHARE CLASS               DAILY NET ASSETS
------------------------------------------
Investor Shares                 0.45
Select Shares (R)               0.35
Institutional Shares            0.24

This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000. Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            1/1/03-6/30/03    1/1/02-12/31/02
Net investment income                         $    179,838       $    650,804
                                            ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             179,838            650,804


DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                    173,702            648,150
Select Shares(R)                                     2,208                 --
Institutional Shares                        +        3,928              2,654
                                            ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         179,838            650,804 a

TRANSACTIONS IN FUND SHARES                                                   b
------------------------------------------------------------------------------
SHARES SOLD
Investor Shares                                 12,638,928         34,345,512
Select Shares(R)                                 1,411,980                 --
Institutional Shares                        +    1,205,494          1,058,467
                                            ----------------------------------
TOTAL SHARES SOLD                               15,256,402         35,403,979

SHARES REINVESTED
Investor Shares                                    152,416            608,484
Select Shares(R)                                     1,688                 --
Institutional Shares                        +        3,101              1,551
                                            ----------------------------------
TOTAL SHARES REINVESTED                            157,205            610,035

SHARES REDEEMED
Investor Shares                                (17,264,310)       (40,473,102)
Select Shares(R)                                  (472,758)                --
Institutional Shares                        +   (1,048,465)          (538,626)
                                            ----------------------------------
TOTAL SHARES REDEEMED                          (18,785,533)       (41,011,728)


NET TRANSACTIONS IN FUND SHARES                 (3,371,926)        (4,997,714) c

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                             39,249,346         44,247,060
Total decrease                              +   (3,371,926)        (4,997,714) d
                                            ----------------------------------
END OF PERIOD                                 $ 35,877,420       $ 39,249,346

a The tax-basis components of distributions paid for the prior period were:

  Ordinary income                     $650,804
  Long-term capital gains             $     --


b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars. The fund started offering Select Shares(R) on February 28, 2003.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

SCHWAB MONEY FUNDS

Financial Notes unaudited

Business Structure of the Funds

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB VALUE ADVANTAGE MONEY FUND(R) OFFERS THREE SHARE CLASSES: Investor Shares, Select Shares(R) and Institutional Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab Money Market, Government Money and U.S. Treasury Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab



THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

SCHWAB MONEY FUNDS

Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

SCHWAB MONEY FUNDS

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

Glossary

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

AGENCY DISCOUNT NOTES Notes issued by federal agencies -- known as Government Sponsored Enterprises, or GSEs -- at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Securities that are backed by various assets, which may include loans, accounts receivable or investments of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected or liquidated). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES      Adjustable convertible extendable security
BAN       Bond anticipation note
COP       Certificate of participation
GAN       Grant anticipation note
GO        General obligation
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDRB      Industrial Development Revenue Bond
M/F       Multi-family
RAN       Revenue anticipation note
RB        Revenue bond
S/F       Single-family
TAN       Tax anticipation note
TECP      Tax-exempt commercial paper
TOB       Tender option bond
TOBP      Tender option bond partnership
TRAN      Tax and revenue anticipation note
VRD       Variable-rate demand


SCHWAB MONEY FUNDS

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

144A SECURITY A security exempt from a registration requirement pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers, as defined in Rule 144A.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.


SCHWAB MONEY FUNDS

NOTES

Contact Schwab

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Focus Funds
    Communications Focus Fund
    Financial Services Focus Fund
    Health Care Focus Fund
    Technology Focus Fund
Schwab MarketMasters Funds(TM)
    Schwab U.S. MarketMasters Fund(TM)
    Schwab Small-Cap MarketMasters Fund(TM)
    Schwab International MarketMasters Fund(TM)
    Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
    Schwab All Equity Portfolio
    Schwab Growth Portfolio
    Schwab Balanced Portfolio
    Schwab Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
    Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]



INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13602-06

Schwab Government Cash Reserves

      SEMIANNUAL REPORT
      June 30, 2003


                                                           [CHARLES SCHWAB LOGO]

In This Report

      Management's Discussion ..................................        2
      Fund yield figures and portfolio statistics, plus a discussion of factors that affected fund performance during the report period.

      Financial Statements
      Portfolio holdings and fund financials.

      Schwab Government Cash Reserves ..........................        5
      Ticker Symbol: SWHXX

      Financial Notes ..........................................       11

      Glossary .................................................       13

From the Chairman

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

Without question, these are challenging times for America's investors. For money fund shareholders, one of the main concerns has been decline of short-term interest rates, since money fund yields are a reflection of those rates.

Given the choice, I'm sure most of us would prefer that yields were higher. At the same time, I believe that a look at the larger picture reveals that the current low interest rate environment has a beneficial side that shouldn't be ignored.

For example, Americans have recently had the opportunity to borrow money at the most attractive rates in decades, whether for buying a home, refinancing or realizing a life-long goal like starting a business. More importantly, the Federal Reserve's monetary policy, along with fiscal policies enacted by Congress and the President, should provide a powerful stimulus to economic recovery. That, too, is something that would benefit all Americans.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles R. Schwab

Management's Discussion  for the six months ended June 30, 2003


[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here, and especially with their dedication to understanding the concerns of investors.

That dedication is particularly important right now. Times of uncertainty about the economy and world events demand diligence from investment professionals. At SchwabFunds, we are keenly aware of this, and continue to work for the best interests of our shareholders.

In recent months, money market funds have faced a very challenging environment. With interest rates on short-term investments falling in connection with the Fed's actions, some investors have expressed concerns about the potential for fund yields to fall to zero or even lower.

I can assure you that we at SchwabFunds will continue to monitor the yields in all our money market funds. In consultation with fund trustees, we will take appropriate measures to maintain competitive yields.

One thing we won't do in pursuit of yields is compromise our high standards for investment credit quality. We'll also continue to follow our time-tested management procedures and controls. In other words, we won't take short cuts that may jeopardize our long-term commitment to our investors.

Thank you for choosing SchwabFunds. We're here to help you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk


Schwab Government Cash Reserves

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

The Investment Environment and the Fund

THE U.S. ECONOMY REMAINED IN A HOLDING PATTERN DURING THE SIX MONTHS OF THE REPORT PERIOD. Concerned by geopolitical uncertainties, businesses put off making major decisions about capital spending and hiring, even after the major combat phase of the war in Iraq was over. Economic indicators reported during the period were mixed, providing little incentive for businesses to pursue expansion plans.

ALREADY AT THEIR LOWEST LEVEL IN DECADES, INTEREST RATES FELL FURTHER AS THE REPORT PERIOD PROGRESSED. During the first months of 2003, a major factor in the decline of rates was anticipation of the war in Iraq. Toward the end of the period, deflation fears came to the forefront, leading to expectations that the Federal Reserve (the Fed) would cut interest rates. These expectations were confirmed on June 25, when the Fed, seeking to provide yet further economic stimulus, cut the Fed funds rate by 0.25%.

FALLING INTEREST RATES PUSHED MONEY FUND YIELDS TO NEW LOWS (see next page for fund yield information). Among agency discount note securities, the decline in rates was somewhat mitigated by a very high level of issuance, in part a result of the continued rapid pace of home refinancings.

THE FUND BENEFITED FROM THE DECISION TO CONTINUE PURCHASES OF FREDDIE MAC SECURITIES. Although some of this issuer's accounting practices were called into question during the report period, our analysis indicated that the creditworthiness of its securities was not in doubt.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                 Schwab Government Cash Reserves

Management's Discussion continued

Performance and Fund Facts as of 6/30/03

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

-------------------------------------------------------------------
SEVEN-DAY YIELD 1                                          0.05%
-------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                                  0.05%
-------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

-------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                 20 days
-------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS 2 % of portfolio             100% Tier 1
-------------------------------------------------------------------

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been -0.15%. Please refer to the Statement of Operations on page 9 for additional information on expense waivers.

2 Portfolio holdings may have changed since the report date.


Schwab Government Cash Reserves

SCHWAB GOVERNMENT CASH RESERVES

Financial Statements

Schwab Government Cash Reserves

FINANCIAL HIGHLIGHTS

                                              1/1/03-     1/1/02-      1/1/01-      1/1/00-      1/1/99-      4/1/98 1-
                                              6/30/03*    12/31/02     12/31/01     12/31/00     12/31/99     12/31/98
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00        1.00         1.00         1.00         1.00         1.00
                                              -------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.00 2      0.01         0.03         0.05         0.04         0.03
                                              -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income         (0.00) 2    (0.01)       (0.03)       (0.05)       (0.04)       (0.03)
                                              -------------------------------------------------------------------------
Net asset value at end of period                1.00        1.00         1.00         1.00         1.00         1.00
                                              -------------------------------------------------------------------------
Total return (%)                                0.05 3      0.68         3.08         5.33         4.28         3.46 3

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                            1.24 4      1.25         1.25         1.13 5       0.95         0.95 4
Ratio of gross operating expenses
  to average net assets                         1.45 4      1.41         1.50         1.46 5       1.09         1.72 4
Ratio of net investment income to
  average net assets                            0.11 4      0.67         2.99         5.24         4.34         4.41 4
Net assets, end of period ($ x 1,000,000)        628         639          562          412          198           25

* Unaudited.

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized. Also, please refer to the Statement of Operations on page 9 for additional information on expense waivers.

5 The ratios of net and gross operating expenses would have been 1.14% and 1.47%, respectively, if certain non-routine expenses (proxy fees) had been included.


                                                            See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbol below to designate certain characteristics:

 =  Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                       COST        MARKET VALUE
HOLDINGS BY CATEGORY                 ($x1,000)      ($x1,000)
---------------------------------------------------------------
 52.0%      U.S. GOVERNMENT
            SECURITIES                330,509        330,509
 48.0%      OTHER INVESTMENTS         304,673        304,673
---------------------------------------------------------------
100.0%      TOTAL INVESTMENTS         635,182        635,182

      ISSUER                                          FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      U.S. GOVERNMENT SECURITIES
      52.0% of investments
      --------------------------------------------------------------------------

      DISCOUNT NOTES 49.4%
      --------------------------------------------------------------------------

      FANNIE MAE
      0.95%, 07/01/03                                      95,000         95,000
      1.17%, 07/01/03                                       1,300          1,300
      1.17%, 07/02/03                                       8,434          8,434
      1.20%, 07/09/03                                       5,010          5,009
      1.13%, 07/11/03                                       8,000          7,997
      1.21%, 07/16/03                                      10,000          9,995
      1.20%, 07/23/03                                      10,000          9,993
      1.77%, 07/25/03                                       5,000          4,994
      1.23%, 07/30/03                                       3,754          3,750
      1.23%, 08/06/03                                       4,000          3,995
      1.20%, 08/14/03                                       4,167          4,161
      1.84%, 08/22/03                                       1,109          1,106
      1.06%, 09/03/03                                      10,650         10,630
      0.90%, 09/10/03                                       9,845          9,828
      1.75%, 09/19/03                                       3,000          2,989
      1.77%, 09/19/03                                       3,000          2,988
    = 0.94%, 10/01/03                                       7,042          7,025
      1.31%, 11/14/03                                       5,000          4,976
      1.57%, 11/14/03                                       2,000          1,988

      FEDERAL FARM CREDIT BANK
      1.29%, 09/26/03                                       3,911          3,899

      FEDERAL HOME LOAN BANK
      1.20%, 07/01/03                                       2,011          2,011
      1.17%, 07/02/03                                       2,200          2,200
      1.18%, 07/02/03                                      10,000         10,000
      1.17%, 07/09/03                                       1,500          1,500
      1.39%, 07/21/03                                       1,593          1,592

      FREDDIE MAC
      1.17%, 07/10/03                                       1,000          1,000
      1.20%, 07/10/03                                       7,195          7,192
      1.22%, 07/10/03                                       5,773          5,771
      1.20%, 07/15/03                                       1,500          1,499
      1.20%, 07/17/03                                       8,000          7,996
      1.96%, 07/17/03                                       5,000          4,996
      2.02%, 07/17/03                                       2,000          1,998
      1.77%, 07/30/03                                      10,000          9,986
      1.00%, 08/11/03                                       4,000          3,995
      1.00%, 08/14/03                                       3,020          3,016
      1.28%, 08/14/03                                       2,115          2,112
      1.35%, 08/14/03                                       1,300          1,298
      1.80%, 08/14/03                                       1,250          1,247
      1.00%, 08/21/03                                       2,000          1,997
      1.00%, 09/08/03                                       1,600          1,597
      0.96%, 09/17/03                                      10,805         10,783
      1.20%, 09/17/03                                       1,071          1,068
      1.44%, 09/22/03                                       2,000          1,993
      0.90%, 09/25/03                                       8,765          8,746
      1.81%, 09/29/03                                       3,000          2,987
      1.77%, 10/09/03                                       2,000          1,990
      0.92%, 10/20/03                                       1,200          1,197
      1.48%, 10/27/03                                       6,131          6,102
      1.33%, 11/14/03                                       5,000          4,975
      1.39%, 12/04/03                                       1,000            994
                                                                        --------
                                                                         313,895


See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

      ISSUER                                          FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      COUPON NOTES 2.6%
      --------------------------------------------------------------------------

      FANNIE MAE
      4.75%, 11/14/03                                       2,832          2,866
      5.80%, 12/10/03                                       1,000          1,019

      FEDERAL HOME LOAN BANK
      5.13%, 09/15/03                                       3,000          3,020
      3.13%, 11/14/03                                       3,000          3,018

      FREDDIE MAC
      5.75%, 07/15/03                                       6,680          6,691
                                                                        --------
                                                                          16,614

                                                     MATURITY VALUE  MKT. VALUE
      SECURITY                                        ($ x 1,000)    ($ x 1,000)

      OTHER INVESTMENTS 48.0% of investments
      --------------------------------------------------------------------------

      REPURCHASE AGREEMENTS 48.0%
      --------------------------------------------------------------------------

      BANK OF AMERICA SECURITIES, L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $69,360
      1.32%, issued 06/30/03,
      due 07/01/03                                         68,002         68,000

      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $69,363
      1.32%, issued 06/30/03,
      due 07/01/03                                         68,002         68,000

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $75,150
      1.20%, issued 05/02/03,
      due 07/01/03                                         10,020         10,000
      1.32%, issued 06/30/03,
      due 07/01/03                                         63,675         63,673

      LEHMAN BROTHERS, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $10,200
      1.22%, issued 04/14/03,
      due 07/07/03                                         10,028         10,000

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $86,700
      1.07%, issued 06/19/03,
      due 07/03/03                                         85,035         85,000
                                                                        --------
                                                                         304,673

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                                            See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                            $330,509 a
Repurchase agreements, at market value                                   304,673 a
Interest receivable                                                          339
Prepaid expenses                                                    +        221
                                                                    ------------
TOTAL ASSETS                                                             635,742

LIABILITIES
--------------------------------------------------------------------------------
Payables:
      Dividends to shareholders                                               12
      Investments bought                                                   7,025
      Transfer agent and shareholder service fees                             22
      Transaction service fees                                               377
Accrued expenses                                                    +         63
                                                                    ------------
TOTAL LIABILITIES                                                          7,499

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             635,742
TOTAL LIABILITIES                                                   -      7,499
                                                                    ------------
NET ASSETS                                                              $628,243

NET ASSETS BY SOURCE
Capital received from investors                                          628,266
Net realized capital losses                                                  (23)

NET ASSET VALUE (NAV)
                SHARES
NET ASSETS  +   OUTSTANDING   =   NAV
$628,243        628,266           $1.00

a The amortized cost for the fund's securities was $635,182.

FEDERAL TAX DATA
------------------------------------------------

COST BASIS OF PORTFOLIO                 $635,183

AS OF DECEMBER 31, 2002:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                   Loss amount:
    2007                                     $1

See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

Statement of
OPERATIONS
For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $  4,360

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized loss on investments sold                                        (22)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,227 a
Transfer agent and shareholder service fees                                1,453 b
Transaction service fees                                                   1,775 c
Trustees' fees                                                                15 d
Custodian and portfolio accounting fees                                       31
Professional fees                                                             11
Registration fees                                                             97
Shareholder reports                                                           51
Other expenses                                                      +          4
                                                                    ------------
Total expenses                                                             4,664
Expense reduction                                                   -        647 e
                                                                    ------------
NET EXPENSES                                                               4,017

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    4,360
NET EXPENSES                                                        -      4,017
                                                                    ------------
NET INVESTMENT INCOME                                                        343
NET REALIZED LOSSES                                                 +        (22)
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $    321

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For transaction services, Schwab receives a fee based on the number and type of transactions provided.

d For the fund's independent trustees only.

e This reduction consisted of two components. A reduction of $629, which reduced the fund's annualized operating expense ratio (OER) by 0.20%, was made by the investment adviser (CSIM) to reflect a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual OER of this fund through at least April 30, 2004, to 1.25% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses. Also, CSIM voluntarily waived an additional $18 of the fund's expenses, which reduced the fund's annualized OER by an additional 0.01%. The combination of these two waivers resulted in a net annualized OER for the period of 1.24%.


                                                            See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/03 - 6/30/03   1/1/02 - 12/31/02

Net investment income                            $       343         $     3,885
Net realized losses                           +          (22)                 --
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                   321               3,885

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                     343               3,885 a

TRANSACTIONS IN FUND SHARES                                                      b
--------------------------------------------------------------------------------
Shares sold                                        3,046,662           5,847,747
Shares reinvested                                        318               3,716
Shares redeemed                               +   (3,058,203)         (5,773,588)
                                              ----------------------------------
NET TRANSACTIONS IN FUND SHARES                      (11,223)             77,875

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  639,488             561,613
Total increase or decrease                    +      (11,245)             77,875 c
                                              ----------------------------------
END OF PERIOD                                    $   628,243         $   639,488

a The tax-basis components of distributions paid for the prior period were:

  Ordinary income           $3,885
  Long-term capital gains   $   --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

Financial Notes unaudited

Business Structure of the Fund

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

Fund Operations

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

   THE TRUST AND ITS FUNDS

   This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

   THE CHARLES SCHWAB FAMILY OF FUNDS
   organized October 20, 1989
     Schwab Money Market Fund
     Schwab Government Money Fund
     Schwab U.S. Treasury Money Fund
     Schwab Value Advantage Money Fund(R)
     Schwab Municipal Money Fund
     Schwab California Municipal Money Fund
     Schwab New York Municipal Money Fund
     Schwab New Jersey Municipal Money Fund
     Schwab Pennsylvania Municipal Money Fund
     Schwab Florida Municipal Money Fund
     Schwab Massachusetts Municipal Money Fund
     Schwab Institutional Advantage Money Fund(R)
     Schwab Retirement Money Fund(R)
     Schwab Government Cash Reserves

SCHWAB GOVERNMENT CASH RESERVES

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

Accounting Policies

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than its face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

Glossary

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

AGENCY DISCOUNT NOTES Notes issued by federal agencies -- known as Government Sponsored Enterprises, or GSEs -- at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Securities that are backed by various assets, which may include loans, accounts receivable or investments of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected or liquidated). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

   PORTFOLIO TERMS

   To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

   ACES  Adjustable convertible extendable security
   BAN   Bond anticipation note
   COP   Certificate of participation
   GAN   Grant anticipation note
   GO    General obligation
   HDA   Housing Development Authority
   HFA   Housing Finance Agency
   IDA   Industrial Development Authority
   IDB   Industrial Development Board
   IDRB  Industrial Development Revenue Bond
   M/F   Multi-family
   RAN   Revenue anticipation note
   RB    Revenue bond
   S/F   Single-family
   TAN   Tax anticipation note
   TECP  Tax-exempt commercial paper
   TOB   Tender option bond
   TOBP  Tender option bond partnership
   TRAN  Tax and revenue anticipation note
   VRD   Variable-rate demand


                                                 Schwab Government Cash Reserves

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

144A SECURITY A security exempt from a registration requirement pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers, as defined in Rule 144A.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5%/[1-0.25%]=6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.


Schwab Government Cash Reserves

NOTES

NOTES

Contact Schwab

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab All Equity Portfolio
   Schwab Growth Portfolio
   Schwab Balanced Portfolio
   Schwab Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
     Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]



INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13607-06

Schwab Institutional Advantage Money Fund(R)
Schwab Retirement Money Fund(R)


                                                               SEMIANNUAL REPORT
                                                               June 30, 2003


                                                           [CHARLES SCHWAB LOGO]

In This Report

      Management's Discussion ..............................................   2
      Fund yield figures and portfolio statistics, plus a discussion of factors that affected fund performance during the report period.

      Financial Statements
      Portfolio holdings and fund financials.

            Schwab Institutional Advantage Money Fund(R) ...................   5
            Ticker Symbol: SWIXX

            Schwab Retirement Money Fund(R) ................................  15
            Ticker Symbol: SWRXX

      Financial Notes ......................................................  24

      Glossary .............................................................  26

[PHOTO OF CHARLES SCHWAB]

Charles R. Schwab
Chairman

From the Chairman

Without question, these are challenging times for America's investors. For money fund shareholders, one of the main concerns has been decline of short-term interest rates, since money fund yields are a reflection of those rates.

Given the choice, I'm sure most of us would prefer that yields were higher. At the same time, I believe that a look at the larger picture reveals that the current low interest rate environment has a beneficial side that shouldn't be ignored.

For example, Americans have recently had the opportunity to borrow money at the most attractive rates in decades, whether for buying a home, refinancing or realizing a life-long goal like starting a business. More importantly, the Federal Reserve's monetary policy, along with fiscal policies enacted by Congress and the President, should provide a powerful stimulus to economic recovery. That, too, is something that would benefit all Americans.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles R. Schwab

Management's Discussion for the six months ended June 30, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and
CEO of Charles Schwab Investment
Management, Inc. and is president
of each of the funds covered in this
report. He joined the firm in August
of 2002, bringing with him 24
years of experience in the asset
management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here, and especially with their dedication to understanding the concerns of investors.

That dedication is particularly important right now. Times of uncertainty about the economy and world events demand diligence from investment professionals. At SchwabFunds, we are keenly aware of this, and continue to work for the best interests of our shareholders.

In recent months, money market funds have faced a very challenging environment. With interest rates on short-term investments falling in connection with the Fed's actions, some investors have expressed concerns about the potential for fund yields to fall to zero or even lower.

I can assure you that we at SchwabFunds will continue to monitor the yields in all our money market funds. In consultation with fund trustees, we will take appropriate measures to maintain competitive yields.

One thing we won't do in pursuit of yields is compromise our high standards for investment credit quality. We'll also continue to follow our time-tested management procedures and controls. In other words, we won't take short cuts that may jeopardize our long-term commitment to our investors.

Thank you for choosing SchwabFunds. We're here to help you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk

Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R)

[PHOTO OF MIKE NEITZKE & LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of
the investment advisor and senior
portfolio manager, has overall
responsibility for the management
of the funds. She joined the firm
in 1990 and has managed money
market funds since 1988.


MIKE NEITZKE, a portfolio manager,
has day-to-day responsibility for
management of the funds. Prior to
joining the firm in March 2001,
he worked for more than 15 years
in the financial industry as a
portfolio manager.

The Investment Environment and the Funds

THE U.S. ECONOMY REMAINED IN A HOLDING PATTERN DURING THE SIX MONTHS OF THE REPORT PERIOD. Concerned by geopolitical uncertainties, businesses put off making major decisions about capital spending and hiring, even after the major combat phase of the war in Iraq was over. Economic indicators reported during the period were mixed, providing little incentive for businesses to pursue expansion plans.

ALREADY AT THEIR LOWEST LEVEL IN DECADES, INTEREST RATES FELL FURTHER AS THE REPORT PERIOD PROGRESSED. During the first months of 2003, a major factor in the decline of rates was anticipation of the war in Iraq. Toward the end of the period, deflation fears came to the forefront, leading to expectations that the Federal Reserve (the Fed) would cut interest rates. These expectations were confirmed on June 25, when the Fed, seeking to provide yet further economic stimulus, cut the Fed funds rate by 0.25%.

FALLING INTEREST RATES PUSHED MONEY FUND YIELDS TO NEW LOWS (see next page for fund yield information). We sought to lessen the effects of falling rates on the funds by maintaining comparatively long weighted average maturities. Although the funds' yields did decline, we were successful in slowing that decline, and in keeping the yields higher than they otherwise would have been.

The funds also benefited from the decision to purchase Freddie Mac securities. Although some of this issuer's accounting practices were called into question during the report period, our analysis indicated that the creditworthiness of its securities was not in doubt.

We increased our holdings in government and agency securities during the report period. Typically, these securities offer lower yields than bank CDs and commercial paper because of their higher creditworthiness. However, during the report period yields in the corporate and government markets converged. We took advantage of this opportunity to buy higher credit quality securities with little or no sacrifice in yield.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R)

Management's Discussion continued

Performance and Fund Facts as of 6/30/03

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                             INSTITUTIONAL ADVANTAGE              RETIREMENT
                                 MONEY FUND(R)                   MONEY FUND(R)
--------------------------------------------------------------------------------
SEVEN-DAY YIELD                     0.69% 1                          0.54%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD           0.69%                            0.54%
--------------------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                                     INSTITUTIONAL
                                                      ADVANTAGE      RETIREMENT
                                                      MONEY FUND     MONEY FUND
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                60 days         58 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS 2 % of portfolio          100% Tier 1     100% Tier 1
--------------------------------------------------------------------------------

  An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 0.56%.

2 Portfolio holdings may have changed since the report date.


Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

Financial Statements

Schwab Institutional Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS

                                                          1/1/03-      1/1/02-      1/1/01-      1/1/00-     1/1/99-       1/1/98-
                                                          6/30/03*    12/31/02     12/31/01     12/31/00    12/31/99      12/31/98
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00        1.00         1.00         1.00         1.00         1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.00 1      0.01         0.04         0.06         0.05         0.05
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                    (0.00) 1    (0.01)       (0.04)       (0.06)       (0.05)       (0.05)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            1.00        1.00         1.00         1.00         1.00         1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                            0.43 2      1.48         3.96         6.12         4.90         5.26
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                       0.50 3      0.50         0.50         0.50 4       0.50         0.50
Ratio of gross operating expenses to
   average net assets                                       0.63 3      0.63         0.66         0.68 4       0.71         0.79
Ratio of net investment income to
   average net assets                                       0.87 3      1.46         3.83         5.96         4.84         5.12
Net assets, end of period ($ x 1,000,000)                    891         907          797          647          604          369

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratios of net and gross operating expenses would have been 0.51% and 0.69%, respectively, if certain non-routine (proxy fees) had been included.


See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbols below to designate certain characteristics:

* Asset-backed security

+ Credit-enhanced security

o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST       MARKET VALUE
HOLDINGS BY CATEGORY                                  ($ x 1,000)    ($ x 1,000)
--------------------------------------------------------------------------------
 79.4%                FIXED-RATE OBLIGATIONS            714,761       714,761
  9.7%                U.S. GOVERNMENT SECURITIES         86,723        86,723
  5.1%                VARIABLE-RATE OBLIGATIONS          45,874        45,874
  5.8%                OTHER INVESTMENTS                  52,518        52,518
--------------------------------------------------------------------------------
100.0%                TOTAL INVESTMENTS                 899,876       899,876

       ISSUER                                            FACE VALUE   MKT. VALUE
       RATE, MATURITY DATE                               ($ x 1,000) ($ x 1,000)
       FIXED-RATE OBLIGATIONS 79.4% of investments
       -------------------------------------------------------------------------
       COMMERCIAL PAPER & OTHER CORPORATE
       OBLIGATIONS 43.1%
       -------------------------------------------------------------------------
       AB SPINTAB
       1.22%, 07/14/03                                      2,000       1,999
       0.94%, 10/27/03                                      3,000       2,991

       ALLIANCE & LEICESTER, PLC, 144A
       0.99%, 09/17/03                                      2,000       1,996

     * AMSTEL FUNDING CORP., 144A
       1.21%, 08/19/03                                      1,000         998

    *+ AMSTERDAM FUNDING CORP., 144A
       1.23%, 07/24/03                                      5,000       4,996
       1.23%, 08/07/03                                      1,000         999
       0.95%, 09/25/03                                      6,000       5,986

     + ANZ (DELAWARE), INC
       1.19%, 08/22/03                                      3,000       2,995

    *+ APRECO, INC., 144A
       1.23%, 08/15/03                                      1,000         998

    *+ AQUINAS FUNDING, L.L.C., 144A
       1.23%, 08/20/03                                      4,000       3,993

       ASAP FUNDING, LTD., 144A
       1.01%, 09/12/03                                      4,000       3,992

    *+ ATLANTIS ONE FUNDING CORP., 144A
       1.24%, 07/02/03                                      2,000       2,000
       1.21%, 07/09/03                                      1,070       1,070
       1.26%, 07/25/03                                      1,135       1,134
       1.26%, 07/28/03                                      3,000       2,997
       1.23%, 08/14/03                                      2,008       2,005
       1.11%, 09/16/03                                      5,000       4,988
       1.19%, 09/16/03                                      1,000         997
       0.91%, 12/16/03                                      1,000         996
       0.90%, 12/18/03                                      5,000       4,979

       BANK OF IRELAND
       1.20%, 08/20/03                                      4,000       3,993

       BANK OF AMERICA CORP
       1.25%, 07/18/03                                      4,000       3,998

       BEAR STEARNS COMPANIES, INC
       1.25%, 07/25/03                                      1,000         999
       0.91%, 09/26/03                                      4,000       3,991
    *+ BETA FINANCE, INC., 144A
       1.26%, 07/25/03                                      4,000       3,997
       1.24%, 08/14/03                                      1,000         998
       1.21%, 08/28/03                                      1,000         998

     + BNP PARIBAS FINANCE, INC
       0.90%, 12/30/03                                      4,000       3,982

     + CBA (DELAWARE) FINANCE, INC
       1.18%, 08/21/03                                      5,000       4,992

     * CC (USA), INC., 144A
       1.23%, 08/15/03                                      4,000       3,994


See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

          ISSUER                                                FACE VALUE     MKT. VALUE
          RATE, MATURITY DATE                                   ($ x 1,000)   ($ x 1,000)
          CITICORP
          1.25%, 07/21/03                                          2,000          1,999

          CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
          1.22%, 07/15/03                                          2,000          1,999
          1.22%, 08/12/03                                         11,000         10,984

    *+    CLIPPER RECEIVABLES CORP.
          1.25%, 07/11/03                                          4,000          3,999
          1.27%, 07/25/03                                          1,000            999

     *    CONCORD MINUTEMEN CAPITAL CO., L.L.C., 144A
          Series A
          1.22%, 07/02/03                                          3,000          3,000
          1.25%, 07/07/03                                          1,000          1,000
          1.24%, 08/08/03                                          3,000          2,996

    *+    CRC FUNDING L.L.C., 144A
          1.00%, 09/12/03                                          3,000          2,994

     +    CREDIT LYONNAIS N.A., INC.
          1.00%, 09/15/03                                          2,000          1,996

     *    DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
          TRUST, 144A
          1.22%, 07/01/03                                          2,000          2,000
          1.22%, 07/29/03                                          2,000          1,998
          1.09%, 09/09/03                                          1,000            998

     +    DANSKE CORP.
          1.22%, 07/14/03                                          4,000          3,998
          1.25%, 07/14/03                                          2,100          2,099
          1.22%, 08/13/03                                          3,000          2,996
          1.20%, 08/20/03                                          1,000            998
          1.19%, 08/22/03                                          1,000            998
          1.24%, 10/27/03                                          2,000          1,992

          DEN NORSKE BANK ASA
          1.21%, 08/14/03                                          1,000            999

     +    DEXIA DELAWARE, L.L.C.
          0.89%, 09/25/03                                          5,000          4,989

     *    DORADA FINANCE, INC., 144A
          1.23%, 07/07/03                                          2,000          2,000
          1.24%, 07/10/03                                          1,000          1,000
          1.27%, 07/11/03                                          1,000          1,000
          1.26%, 07/18/03                                          3,000          2,998
          1.23%, 07/30/03                                          1,000            999

     *    DORADA FINANCE, INC., 144A
          1.96%, 09/16/03                                          2,000          2,000

    *+    EDISON ASSET SECURITIZATION CORP., L.L.C., 144A
          1.31%, 07/08/03                                          7,000          6,998
          1.24%, 08/05/03                                          1,978          1,976
          1.23%, 08/11/03                                          3,000          2,996
          1.20%, 08/22/03                                          1,000            998
          0.93%, 09/23/03                                          5,000          4,989
          1.03%, 10/09/03                                          1,000            997
          1.10%, 11/10/03                                          2,000          1,992

    *+    FAIRWAY FINANCE CORP., 144A
          1.00%, 09/12/03                                          4,000          3,992

     +    FORTIS FUNDING, L.L.C., 144A
          1.27%, 07/21/03                                          1,000            999

     +    GE CAPITAL INTERNATIONAL FUNDING, INC., 144A
          1.22%, 07/11/03                                          1,000          1,000
          1.19%, 08/25/03                                          6,000          5,989
          1.20%, 08/26/03                                          1,000            998
          1.21%, 08/28/03                                          4,000          3,992
          0.90%, 12/23/03                                          4,000          3,982

          GE FINANCIAL ASSURANCE HOLDINGS, INC., 144A
          0.94%, 09/16/03                                          3,000          2,994

          GENERAL ELECTRIC CAPITAL CORP.
          1.23%, 07/16/03                                          1,000            999
          1.26%, 09/04/03                                         10,000          9,977
          1.29%, 09/23/03                                          4,000          3,988
          1.11%, 12/03/03                                          3,000          2,986

          GENERAL ELECTRIC CAPITAL SERVICES
          1.25%, 07/24/03                                          3,000          2,998
          1.25%, 07/25/03                                         10,000          9,992

          GENERAL ELECTRIC CO.
          1.25%, 07/22/03                                          4,000          3,997
          1.25%, 07/24/03                                          2,000          1,998

    *+    GIRO FUNDING U.S. CORP., 144A
          1.23%, 08/11/03                                          3,000          2,996
          1.23%, 08/13/03                                          5,000          4,993
          1.02%, 09/12/03                                          1,000            998
          0.94%, 09/24/03                                          1,000            998

   *+o    GREENWICH FUNDING CORP., 144A
          1.23%, 08/21/03                                          3,000          2,995

    *+    HATTERAS FUNDING CORP., 144A
          1.25%, 07/02/03                                          2,411          2,411

     +    HBOS TREASURY SERVICES, PLC
          1.25%, 07/28/03                                          4,000          3,996
          0.97%, 09/16/03                                          3,000          2,994
          1.10%, 11/19/03                                          2,000          1,991

     +    ING (U.S.) FUNDING, L.L.C.
          1.21%, 07/07/03                                          3,000          2,999
          1.23%, 07/11/03                                          2,000          1,999
          1.30%, 07/18/03                                          2,000          1,999

See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS continued

          ISSUER                                                FACE VALUE     MKT. VALUE
          RATE, MATURITY DATE                                  ($ x 1,000)    ($ x 1,000)
    *+    INTREPID FUNDING MASTER TRUST, 144A
          1.07%, 07/31/03                                          1,032          1,031

          IRISH LIFE & PERMANENT, PLC, 144A
          0.95%, 09/17/03                                          1,600          1,597

          J.P. MORGAN CHASE & CO.
          1.22%, 08/18/03                                          7,000          6,989

    *+    JUPITER SECURITIZATION CORP., 144A
          1.07%, 07/25/03                                          1,000            999

    *+    K2 (USA), L.L.C.
          1.28%, 07/10/03                                          3,000          2,999
          1.19%, 10/20/03                                          1,000            996

          KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD., 144A
          1.22%, 07/08/03                                          2,000          2,000

    *+    KITTY HAWK FUNDING CORP., 144A
          0.95%, 09/22/03                                         10,000          9,978

     +    LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE, 144A
          1.21%, 08/15/03                                          1,000            998
          1.22%, 08/15/03                                          5,000          4,992

     *    LEXINGTON PARKER CAPITAL CO., L.L.C., 144A
          1.23%, 07/10/03                                          1,000          1,000
          1.28%, 07/25/03                                          2,000          1,998
          1.23%, 09/02/03                                          2,000          1,996

          LLOYDS TSB BANK, PLC
          1.18%, 08/20/03                                          6,000          5,990

          MORGAN STANLEY
          1.20%, 08/26/03                                         15,000         14,972

     *    NEWCASTLE CERTIFICATES PROGRAM, 144A
          Series 2000A
          1.26%, 07/15/03                                          1,000          1,000
          0.94%, 09/25/03                                          4,000          3,991

     +    NORDEA N.A., INC.
          1.20%, 07/07/03                                          3,000          2,999
          0.99%, 09/22/03                                          1,000            998

    *+    OLD LINE FUNDING CORP., 144A
          1.08%, 07/24/03                                          2,000          1,999

     +    SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
          1.10%, 09/09/03                                          5,000          4,989

     *    SIGMA FINANCE, INC., 144A
          1.23%, 07/07/03                                          2,000          2,000
          1.27%, 07/14/03                                          2,000          1,999
          0.97%, 09/08/03                                          2,000          1,996
          0.98%, 09/15/03                                          7,000          6,986

     +    SOCIETE GENERALE N.A., INC.
          1.20%, 07/01/03                                          3,000          3,000
          1.20%, 07/02/03                                          1,000          1,000
          1.23%, 07/10/03                                          5,000          4,998
          1.22%, 07/15/03                                          2,000          1,999
          1.03%, 09/10/03                                          1,000            998

     +    SVENSKA HANDELSBANKEN, INC.
          1.22%, 08/15/03                                          1,000            998

    *+    THUNDER BAY FUNDING, INC., 144A
          1.25%, 07/25/03                                          1,000            999

    *+    TULIP FUNDING CORP., 144A
          1.07%, 07/31/03                                          6,000          5,995

    *+    VARIABLE FUNDING CAPITAL CORP., 144A
          1.21%, 08/25/03                                         10,000          9,982
          1.01%, 09/10/03                                          3,000          2,994

    *+    WINDMILL FUNDING CORP., 144A
          1.21%, 07/10/03                                          3,000          2,999
                                                                                -------
                                                                                387,729

          CERTIFICATES OF DEPOSIT  33.3%
          -----------------------------------------------------------------------------
          AMERICAN EXPRESS CENTURION BANK
          0.92%, 09/22/03                                          5,000          5,000

          BANK OF MONTREAL
          1.21%, 07/09/03                                          5,000          5,000

          BANK OF NEW YORK
          1.29%, 08/18/03                                          5,000          5,000

          BANK OF NOVA SCOTIA
          1.21%, 07/08/03                                          2,000          2,000
          1.18%, 08/25/03                                          3,000          3,000

          BARCLAYS BANK, PLC
          1.26%, 07/28/03                                         10,000         10,000
          1.06%, 08/12/03                                          1,000          1,000
          1.19%, 08/28/03                                          2,000          2,000
          1.03%, 09/10/03                                          5,000          5,001
          1.60%, 11/25/03                                          4,000          4,000

          BAYERISCHE LANDESBANK GIROZENTRALE
          1.22%, 08/18/03                                          2,000          2,000
          1.27%, 09/02/03                                          3,000          3,000
          1.30%, 03/26/04                                          3,000          3,000

          BNP PARIBAS
          1.25%, 07/21/03                                          3,000          3,000
          1.25%, 07/23/03                                          6,000          6,000
          1.09%, 11/10/03                                          7,000          7,000
          0.90%, 12/30/03                                         10,000         10,000


   See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

          ISSUER                                                FACE VALUE     MKT. VALUE
          RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
          CANADIAN IMPERIAL BANK OF COMMERCE
          1.24%, 07/15/03                                          5,000          5,000

          CHASE MANHATTAN BANK (USA), N.A.
          1.27%, 07/23/03                                          9,000          9,000
          1.23%, 08/11/03                                          1,000          1,000

          CITIBANK, N.A.
          1.25%, 07/28/03                                          5,000          5,000
          1.23%, 08/06/03                                          5,000          5,000
          1.23%, 08/07/03                                          5,000          5,000
          1.11%, 09/10/03                                          2,000          2,000
          0.95%, 09/24/03                                          8,000          8,000
          0.93%, 09/25/03                                          3,000          3,000

          CREDIT AGRICOLE INDOSUEZ
          1.30%, 07/17/03                                          5,000          5,000

          CREDIT LYONNAIS S.A.
          1.00%, 09/17/03                                          2,000          2,000

          CREDIT SUISSE FIRST BOSTON
          1.30%, 07/16/03                                          7,000          7,000

          DEPFA BANK, PLC
          0.98%, 09/18/03                                          3,000          3,000
          0.92%, 12/23/03                                          2,000          2,000

          DEUTSCHE BANK, AG
          1.31%, 07/01/03                                         10,000         10,000
          1.32%, 07/09/03                                          1,000          1,000
          1.21%, 07/16/03                                          5,000          5,000
          1.19%, 08/27/03                                          1,000          1,000
          1.10%, 09/09/03                                         10,000         10,000
          0.90%, 09/25/03                                          8,000          8,000

          FORENINGSSPARBANKEN, AB (SWEDBANK)
          1.25%, 07/31/03                                          1,000          1,000
          0.90%, 11/25/03                                          3,000          3,000

          FORTIS BANK
          1.23%, 07/09/03                                          5,000          5,000
          1.27%, 09/03/03                                          3,000          3,000

     +    HBOS TREASURY SERVICES, PLC
          1.20%, 08/26/03                                          4,000          4,000

          ING BANK, N.V.
          1.31%, 07/14/03                                          4,000          4,000
          1.23%, 08/08/03                                          5,000          5,000
          1.22%, 08/13/03                                          5,000          5,000

          LANDESBANK BADEN WURTTEMBERG
          1.20%, 07/03/03                                          4,000          4,000
          1.20%, 08/22/03                                          1,000          1,000

          LANDESBANK HESSEN-THURINGEN GIROZENTRALE
          1.27%, 08/29/03                                          5,000          5,000
          1.85%, 10/17/03                                          4,000          4,000
          0.91%, 12/12/03                                          1,000          1,001

          NATEXIS BANQUES POPULAIRES
          1.20%, 08/29/03                                          3,000          3,000

          NATIONAL CITY BANK, CLEVELAND
          1.20%, 07/07/03                                          5,000          5,000

          NORDDEUTSCHE LANDESBANK GIROZENTRALE
          1.25%, 07/18/03                                          3,000          3,000
          1.18%, 08/25/03                                          2,000          2,000
          0.90%, 12/29/03                                          1,000          1,000
          1.49%, 12/29/03                                          2,000          2,000

          NORDEA BANK FINLAND, PLC
          1.22%, 08/15/03                                          6,000          6,000

          ROYAL BANK OF SCOTLAND, PLC
          1.19%, 09/17/03                                         10,000         10,030

          SAN PAOLO IMI, SPA
          1.30%, 07/17/03                                          2,000          2,000

          SOCIETE GENERALE
          1.25%, 07/18/03                                          5,000          5,000
          1.25%, 10/16/03                                          2,000          2,000

          SOUTHTRUST BANK
          1.05%, 12/19/03                                          1,000          1,000

          STATE STREET BANK & TRUST CO., N.A.
          1.10%, 12/04/03                                          4,000          4,000

          TORONTO DOMINION BANK
          1.20%, 11/13/03                                          2,000          2,000

          UBS, AG
          1.59%, 12/16/03                                          5,000          5,000

          UNICREDITO ITALIANO SPA
          1.22%, 07/03/03                                          2,000          2,000
          1.25%, 07/16/03                                          2,000          2,000
          1.28%, 07/17/03                                          3,000          3,000
          1.31%, 07/17/03                                          1,000          1,000
          0.96%, 09/15/03                                          3,000          3,000
          0.98%, 09/19/03                                          1,000          1,000

          WESTLB AG
          1.35%, 07/08/03                                          4,000          4,000
          1.93%, 09/18/03                                          5,000          5,000
          1.26%, 04/02/04                                          2,000          2,000
          1.34%, 04/14/04                                          1,000          1,000

          WILMINGTON TRUST CO.
          1.20%, 09/15/03                                          5,000          5,000
                                                                              ---------
                                                                                300,032

                                                            See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS continued

          ISSUER                                               FACE VALUE    MKT. VALUE
          RATE, MATURITY DATE                                  ($ x 1,000)  ($ x 1,000)
          PROMISSORY NOTES 2.0%
          -----------------------------------------------------------------------------
     o    THE GOLDMAN SACHS GROUP, INC.
          1.29%, 07/15/03                                          5,000          5,000
          1.36%, 08/05/03                                          1,000          1,000
          1.35%, 09/08/03                                          2,000          2,000
          1.26%, 09/22/03                                          1,000          1,000
          1.31%, 10/24/03                                          1,000          1,000
          1.26%, 12/05/03                                          4,000          4,000
          1.12%, 12/11/03                                          3,000          3,000
          1.02%, 12/18/03                                          1,000          1,000
                                                                              ---------
                                                                                 18,000

          BANK NOTES 1.0%
          -----------------------------------------------------------------------------
          BANK ONE, N.A.
          1.29%, 07/10/03                                          4,000          4,000

          STANDARD FEDERAL BANK, N.A.
          1.25%, 07/21/03                                          2,000          2,000
          1.19%, 08/26/03                                          1,000          1,000
          1.20%, 09/05/03                                          2,000          2,000
                                                                              ---------
                                                                                  9,000

          U.S. GOVERNMENT SECURITIES 9.7% of investments
          -----------------------------------------------------------------------------
          DISCOUNT NOTES 9.7%
          -----------------------------------------------------------------------------
          FANNIE MAE
          1.18%, 08/27/03                                         10,000          9,981
          1.09%, 11/26/03                                          6,000          5,974
          1.06%, 12/03/03                                          4,840          4,818
          1.06%, 12/12/03                                          5,000          4,976
          1.06%, 12/16/03                                          7,516          7,479
          0.90%, 12/17/03                                          5,000          4,979
          1.22%, 03/05/04                                          4,700          4,661

          FREDDIE MAC
          1.10%, 09/11/03                                         12,000         11,974
          1.00%, 09/30/03                                          2,000          1,995
          1.04%, 10/20/03                                         10,000          9,968
          1.09%, 10/24/03                                          5,000          4,982
          0.99%, 11/17/03                                          3,000          2,989
          1.00%, 12/04/03                                         10,000          9,957
          0.96%, 12/31/03                                          2,000          1,990
                                                                              ---------
                                                                                 86,723

          VARIABLE-RATE OBLIGATIONS 5.1% of investments
          -------------------------------------------------------------------------------
     *    BETA FINANCE, INC., 144A
          1.15%, 07/15/03                                         10,000         10,000

     +    BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
          OF THE CITY OF MONTGOMERY, ALABAMA
          Taxable RB (Montgomery Baptist
          Outreach Services Corp. Project)
          Series 1997A
          1.15%, 07/07/03                                          8,600          8,600
          Taxable RB (Montgomery Baptist
          Outreach Services Corp. Project)
          Series 1997B
          1.15%, 07/07/03                                          2,200          2,200

     +    CITY OF NEW BRITAIN, CONNECTICUT
          GO, 144A
          1.12%, 07/07/03                                          4,900          4,900

     +    LOANSTAR ASSETS PARTNERS II, L.P., 144A
          1.03%, 07/07/03                                          5,000          5,000

     +    NEW YORK CITY IDA
          Taxable Industrial Revenue
          Refunding Bond (Allway Tools,
          Inc. Project) Series 1997
          1.20%, 07/07/03                                            175            175

     +    PALM SPRINGS, CALIFORNIA
          COP (Downtown Parking Project)
          Series 2002A
          1.20%, 07/07/03                                          7,000          7,000

     *    SIGMA FINANCE, INC., 144A
          1.28%, 07/07/03                                          5,000          4,999
          1.30%, 07/07/03                                          1,000          1,000
          1.14%, 07/15/03                                          2,000          2,000
                                                                              ---------
                                                                                 45,874

See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

                                                             MATURITY VALUE   MKT. VALUE
SECURITY                                                       ($ x 1,000)    ($ x 1,000)
OTHER INVESTMENTS 5.8% of investments
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 5.8%
-----------------------------------------------------------------------------------------
CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $49,490
1.32%, issued 06/30/03,
due 07/01/03                                                      48,519         48,518

LEHMAN BROTHERS, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $4,081
1.20%, issued 04/07/03,
due 07/07/03                                                       4,012          4,000
                                                                              ---------
                                                                                 52,518


--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)


Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at market value                                          $  899,876 a
Receivables:
  Fund shares sold                                                        2,061
  Interest                                                                1,388
Prepaid expenses                                                    +        40
                                                                    -------------
TOTAL ASSETS                                                            903,365

LIABILITIES
---------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                   10,591
  Dividends to shareholders                                                 244
  Investments bought                                                      1,000
  Investment adviser and administrator fees                                  19
  Transfer agent and shareholder service fees                                16
Accrued expenses                                                    +        49
                                                                    -------------
TOTAL LIABILITIES                                                        11,919

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                            903,365
TOTAL LIABILITIES                                                   -    11,919
                                                                    -------------
NET ASSETS                                                            $ 891,446
NET ASSETS BY SOURCE

Capital received from investors                                         891,447
Net realized capital losses                                                  (1)

NET ASSET VALUE (NAV)
                                   SHARES
NET ASSETS          /              OUTSTANDING          =      NAV
$891,446                           891,504                     $1.00

a Includes illiquid restricted securities worth $20,995, or 2.33% of the fund's investments. The amortized cost for the fund's securities was $899,876.

FEDERAL TAX DATA
------------------------------------------------

COST BASIS OF PORTFOLIO                 $899,876

AS OF DECEMBER 31, 2002:
UNUSED CAPITAL LOSSES:
Expires 12/31 of:                   Loss amount:
  2004                                        $1


See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)


Statement of
OPERATIONS
For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Interest                                                                 $6,160

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,713 a
Transfer agent and shareholder service fees                                 992 b
Trustees' fees                                                               16 c
Custodian and portfolio accounting fees                                      51
Professional fees                                                            10
Registration fees                                                            30
Shareholder reports                                                           9
Other expenses                                                         +      6
                                                                       ----------
Total expenses                                                            2,827
Expense reduction                                                      -    574 d
                                                                       ----------
NET EXPENSES                                                              2,253

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   6,160
NET EXPENSES                                                           -  2,253
                                                                       ----------
NET INVESTMENT INCOME                                                     3,907
                                                                       ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $3,907

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
-------------------------------------------------------------------------------------------------------
                                                                1/1/03-6/30/03          1/1/02-12/31/02
Net investment income                                                $   3,907                $  12,097
                                                                  -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                   3,907                   12,097

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------------------------------
Dividends from net investment income                                     3,907                   12,097 a

TRANSACTIONS IN FUND SHARES                                                                             b
-------------------------------------------------------------------------------------------------------
Shares sold                                                            344,079                  810,966
Shares reinvested                                                        3,636                   12,003
Shares redeemed                                                   +   (363,130)                (712,969)
                                                                  -------------------------------------
NET TRANSACTIONS IN FUND SHARES                                        (15,415)                 110,000

NET ASSETS
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    906,861                  796,861
Total increase or decrease                                        +   (15,415)                  110,000 c
                                                                  -------------------------------------
END OF PERIOD                                                        $891,446                 $ 906,861

a The tax-basis components of distributions paid for the prior period were:

  Ordinary income             $12,097
  Long-term capital gains     $    --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

Financial Statements
Schwab Retirement Money Fund(R)
FINANCIAL HIGHLIGHTS

                                               1/1/03-      1/1/02-        1/1/01-       1/1/00-       1/1/99-      1/1/98-
                                               6/30/03*     12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00         1.00          1.00          1.00          1.00          1.00
                                               ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.00 1       0.01          0.04          0.06          0.05          0.05
                                               ----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.00) 1     (0.01)        (0.04)        (0.06)        (0.05)        (0.05)
                                               ----------------------------------------------------------------------------
Net asset value at end of period                  1.00         1.00          1.00          1.00          1.00          1.00
                                               ----------------------------------------------------------------------------
Total return (%)                                  0.35 2       1.30          3.75          5.90          4.68          5.03

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.66 3       0.68          0.70          0.71 4        0.72          0.73
Ratio of gross operating expenses to
  average net assets                              0.66 3       0.68          0.70          0.71 4        0.74          0.80
Ratio of net investment income to
  average net assets                              0.70 3       1.28          3.61          5.77          4.62          4.88
Net assets, end of period ($ x 1,000,000)          596          566           515           399           322           225

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratios of net and gross operating expenses would have both been 0.72% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

 *   Asset-backed security
 +  Credit-enhanced security
 o  Illiquid restricted security
 =  Delayed delivery security


For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                   COST            MARKET VALUE
        HOLDINGS BY CATEGORY                    ($ x 1,000)         ($ x 1,000)
        ------------------------------------------------------------------------
         79.3%       FIXED-RATE
                     OBLIGATIONS                       481,874        481,874

          9.1%       U.S. GOVERNMENT
                     SECURITIES                         55,343         55,343

          4.6%       VARIABLE-RATE
                     OBLIGATIONS                        27,899         27,899

          7.0%       OTHER                              42,254         42,254
                     INVESTMENTS
        ------------------------------------------------------------------------
        100.0%       TOTAL                             607,370        607,370
                     INVESTMENTS



        ISSUER                                          FACE VALUE   MKT. VALUE
        RATE, MATURITY DATE                             ($ x 1,000)  ($ x 1,000)

        FIXED-RATE OBLIGATIONS 79.3% of investments
        -------------------------------------------------------------------------

        COMMERCIAL PAPER & OTHER CORPORATE
        OBLIGATIONS 41.3%
        -------------------------------------------------------------------------
        AB SPINTAB

        1.23%, 08/11/03                                     3,000      2,996
        0.94%, 10/27/03                                     2,000      1,994

        ALLIANCE & LEICESTER, PLC, 144A
        1.26%, 07/10/03                                     1,500      1,500

      * AMSTERDAM FUNDING CORP., 144A
        1.23%, 07/10/03                                     3,000      2,999
        1.20%, 09/02/03                                     2,000      1,996

      + ANZ (DELAWARE), INC.
        1.20%, 07/30/03                                     3,800      3,796

     *+ AQUINAS FUNDING, L.L.C., 144A
        1.23%, 08/20/03                                     2,500      2,496

        ASAP FUNDING, LTD., 144A
        1.28%, 07/17/03                                     1,000        999
        1.01%, 09/12/03                                     2,000      1,996

     *+ ASSET SECURITIZATION COOPERATIVE CORP., 144A
        1.22%, 08/12/03                                     5,000      4,993
        1.06%, 08/13/03                                     1,000        999
        1.21%, 08/22/03                                     2,000      1,997

     *+ ATLANTIS ONE FUNDING CORP., 144A
        1.26%, 07/25/03                                     1,000        999
        1.23%, 08/14/03                                     2,000      1,997
        0.91%, 11/13/03                                     4,000      3,986

        BANK OF IRELAND
        1.20%, 08/20/03                                     2,000      1,997

        BANK OF AMERICA CORP.
        1.25%, 07/18/03                                     2,000      1,999

        BEAR STEARNS COMPANIES, INC.
        1.21%, 07/10/03                                     1,000      1,000
        0.91%, 09/26/03                                     3,000      2,993

     *+ BETA FINANCE, INC., 144A
        1.08%, 08/04/03                                     4,000      3,996
        1.24%, 08/14/03                                     1,000        998

      + BNP PARIBAS FINANCE, INC.
        1.20%, 08/29/03                                     3,000      2,994

      + CBA (DELAWARE) FINANCE, INC.
        1.21%, 07/10/03                                     3,000      2,999
        1.18%, 08/21/03                                     3,000      2,995

      * CC (USA), INC., 144A
        1.23%, 07/10/03                                     1,000      1,000
        1.23%, 08/15/03                                     3,000      2,995

        CITICORP
        1.25%, 07/24/03                                     3,000      2,998

        CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
        1.22%, 07/10/03                                     1,000      1,000
        1.27%, 07/30/03                                     1,000        999


See financial notes

SCHWAB RETIREMENT MONEY FUND(R)

        ISSUER                                          FACE VALUE   MKT. VALUE
        RATE, MATURITY DATE                             ($ x 1,000)  ($ x 1,000)
        1.23%, 08/14/03                                     2,000      1,997
        1.19%, 08/20/03                                     5,000      4,992

      * CONCORD MINUTEMEN CAPITAL CO., L.L.C., 144A
        Series A
        1.24%, 07/02/03                                     2,000      2,000
        1.27%, 07/18/03                                     3,000      2,998

     *+ CRC FUNDING, L.L.C., 144A
        1.17%, 09/09/03                                     2,000      1,995

      + CREDIT LYONNAIS N.A., INC.
        1.00%, 09/15/03                                     2,000      1,996

      * CXC, L.L.C., 144A
        0.93%, 12/15/03                                     4,000      3,983

      * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
          ISSUANCE TRUST, 144A
        1.23%, 07/02/03                                     1,000      1,000

      + DANSKE CORP.
        1.23%, 08/13/03                                     1,000        999
        0.96%, 09/18/03                                     1,000        998
        1.24%, 10/27/03                                     5,000      4,980

        DEN NORSKE BANK ASA
        1.26%, 09/04/03                                     2,000      1,995

      + DEXIA DELAWARE, L.L.C.
        0.89%, 09/25/03                                     5,000      4,989

      * DORADA FINANCE, INC., 144A
        1.25%, 07/18/03                                     3,000      2,998

     *+ EDISON ASSET SECURITIZATION CORP., L.L.C., 144A
        1.31%, 07/08/03                                     8,000      7,998
        1.23%, 08/13/03                                     1,000        999
        1.20%, 08/22/03                                     3,000      2,995
        1.20%, 11/10/03                                     3,000      2,987

        FORENINGSSPARBANKEN AB (SWEDBANK)
        1.26%, 07/07/03                                     1,000      1,000

     *+ GALAXY FUNDING, INC., 144A
        1.21%, 08/26/03                                     4,000      3,992

      + GE CAPITAL INTERNATIONAL FUNDING, INC., 144A
        1.19%, 08/25/03                                     8,000      7,985
        1.18%, 09/23/03                                     6,000      5,983
        0.92%, 12/18/03                                     1,000        996

        GENERAL ELECTRIC CAPITAL CORP.
        1.23%, 07/16/03                                     2,000      1,999
        1.20%, 08/21/03                                     1,000        998
        1.11%, 12/03/03                                     1,000        995


        GENERAL ELECTRIC CAPITAL SERVICES
        1.25%, 07/24/03                                     6,000      5,995

        GENERAL ELECTRIC CO.
        1.25%, 07/22/03                                     5,000      4,996

     *+ GIRO FUNDING U.S. CORP., 144A
        1.23%, 08/13/03                                     5,000      4,993
        1.21%, 08/15/03                                     1,000        998

    *+o GREENWICH FUNDING CORP., 144A
        0.95%, 09/12/03                                     3,000      2,994

     *+ HATTERAS FUNDING CORP., 144A
        1.26%, 07/14/03                                     1,155      1,154
        1.26%, 08/11/03                                     1,000        999
        1.19%, 09/22/03                                     1,000        997

      + HBOS TREASURY SERVICES, PLC
         1.22%, 08/05/03                                    5,000      4,994
         0.97%, 09/16/03                                    2,000      1,996
         1.10%, 11/19/03                                    1,000        996

      + ING (U.S.) FUNDING, L.L.C.
        1.30%, 07/18/03                                     2,000      1,999
        1.04%, 12/10/03                                     3,000      2,986

        J.P. MORGAN CHASE & CO.
        1.25%, 07/23/03                                     3,000      2,998

     *+ JUPITER SECURITIZATION CORP., 144A
        1.25%, 07/14/03                                     1,000      1,000
        1.20%, 09/02/03                                     3,000      2,994

     *+ K2 (USA), L.L.C.
        1.28%, 07/10/03                                     2,000      1,999
        1.25%, 07/25/03                                     1,000        999
        1.28%, 09/02/03                                     1,000        998

        KBC FINANCIAL PRODUCTS INTERNATIONAL,
         LTD., 144A
         1.22%, 07/08/03                                    1,000      1,000

      + LANDESBANK SCHLESWIG-HOLSTEIN
        GIROZENTRALE, 144A
        1.21%, 08/15/03                                     1,000        998
        1.22%, 08/15/03                                     2,000      1,997
        1.35%, 04/15/04                                     1,000        989

      * LEXINGTON PARKER CAPITAL CO., L.L.C., 144A
        1.32%, 07/14/03                                     5,000      4,998

     +* MONT BLANC CAPITAL CORP., 144A
        1.23%, 07/03/03                                     1,000      1,000
        1.10%, 07/28/03                                     1,000        999

        MORGAN STANLEY
        1.23%, 07/23/03                                     5,000      4,996
        1.20%, 08/26/03                                     1,000        998



See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

PORTFOLIO HOLDINGS continued

        ISSUER                                          FACE VALUE   MKT. VALUE
        RATE, MATURITY DATE                             ($ x 1,000)  ($ x 1,000)
      * NEWCASTLE CERTIFICATES PROGRAM, 144A
        Series 2000A
        1.24%, 07/08/03                                     1,000      1,000
        0.94%, 09/25/03                                     3,000      2,993

      + NORDEA N.A., INC.
        1.20%, 07/07/03                                     3,000      2,999

      + SANTANDER CENTRAL HISPANO FINANCE
         (DELAWARE), INC.
        1.21%, 09/02/03                                     4,000      3,992

      * SIGMA FINANCE, INC., 144A
        1.25%, 07/14/03                                     1,000      1,000
        1.31%, 07/15/03                                     2,000      1,999
        1.27%, 07/16/03                                     5,000      4,997
        1.24%, 08/05/03                                     1,000        999

      + SOCIETE GENERALE N.A., INC.
        1.20%, 07/02/03                                     2,000      2,000
        1.22%, 07/15/03                                     3,000      2,999
        1.03%, 09/10/03                                     3,000      2,994

     *+ STELLAR FUNDING GROUP, INC., 144A
        1.25%, 07/09/03                                     1,504      1,504

     *+ THUNDER BAY FUNDING, INC., 144A
        1.26%, 07/21/03                                     1,000        999
        1.21%, 08/20/03                                     2,000      1,997

     *+ TULIP FUNDING CORP., 144A
        1.07%, 07/31/03                                     3,000      2,997
        1.24%, 09/30/03                                     1,792      1,786

     *+ WINDMILL FUNDING CORP., 144A
        1.21%, 07/10/03                                     3,000      2,999
        1.21%, 08/15/03                                     2,000      1,997
                                                                    --------
                                                                     250,864

        CERTIFICATES OF DEPOSIT 35.5%
        ------------------------------------------------------------------------

        AMERICAN EXPRESS CENTURION BANK
        0.92%, 09/22/03                                     5,000      5,000

        BANK OF MONTREAL
        1.21%, 07/09/03                                     5,000      5,000

        BANK OF NEW YORK
        1.29%, 08/18/03                                     4,000      4,000

        BANK OF NOVA SCOTIA
        1.21%, 07/08/03                                     7,000      7,000

        BARCLAYS BANK, PLC
        1.25%, 07/16/03                                     2,000      2,000
        1.25%, 07/28/03                                     5,000      5,000
        1.26%, 07/28/03                                     2,000      2,000
        1.20%, 08/04/03                                     2,000      2,000
        1.60%, 11/25/03                                     2,000      2,000
        1.10%, 04/19/04                                     3,000      3,006

        BAYERISCHE LANDESBANK GIROZENTRALE
        1.19%, 08/29/03                                     2,000      2,000
        1.27%, 09/02/03                                     4,000      4,000
        1.30%, 03/26/04                                     2,000      2,000

        BNP PARIBAS
        1.25%, 07/21/03                                     2,000      2,000
        1.25%, 07/23/03                                     6,000      6,000
        1.09%, 11/10/03                                     2,000      2,000
        1.03%, 12/09/03                                     3,000      3,001
        0.90%, 12/30/03                                     4,000      4,000

        CANADIAN IMPERIAL BANK OF COMMERCE
        1.24%, 07/15/03                                     5,000      5,000

        CHASE MANHATTAN BANK (USA), N.A.
        1.27%, 07/22/03                                     1,000      1,000
        1.23%, 08/11/03                                     1,000      1,000

        CITIBANK, N.A
        1.25%, 07/28/03                                     5,000      5,000
        1.23%, 08/06/03                                     5,000      5,000
        1.23%, 08/07/03                                     5,000      5,000
        0.95%, 09/24/03                                     1,000      1,000

        CREDIT AGRICOLE INDOSUEZ
        1.30%, 07/17/03                                     1,000      1,000

        CREDIT LYONNAIS S.A.
        1.00%, 09/17/03                                     2,000      2,000

        CREDIT SUISSE FIRST BOSTON
        1.30%, 07/16/03                                     4,000      4,000

        DEN NORSKE BANK ASA
        1.15%, 09/08/03                                     3,000      3,000

        DEPFA BANK, PLC
        0.98%, 09/18/03                                     3,000      3,000
        0.92%, 12/23/03                                     2,000      2,000

        DEUTSCHE BANK, AG
        1.31%, 07/01/03                                     5,000      5,000
        1.32%, 07/09/03                                     5,000      5,000
        1.21%, 07/16/03                                     2,000      2,000
        1.10%, 09/09/03                                     7,000      7,000
        0.90%, 09/25/03                                     4,000      4,000

        FORENINGSSPARBANKEN, AB (SWEDBANK)
        0.90%, 11/25/03                                     4,000      4,000

        FORTIS BANK
        1.23%, 07/09/03                                     4,000      4,000
        1.27%, 09/03/03                                     2,000      2,000

See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

        ISSUER                                          FACE VALUE   MKT. VALUE
        RATE, MATURITY DATE                             ($ x 1,000)  ($ x 1,000)
      + HBOS TREASURY SERVICES, PLC
        1.20%, 08/26/03                                     1,000      1,000

        ING BANK, N.V.
        1.21%, 07/03/03                                     4,000      4,000
        1.31%, 07/14/03                                     2,000      2,000
        1.25%, 07/31/03                                     2,000      2,000
        1.23%, 08/08/03                                     2,000      2,000

        LANDESBANK BADEN WURTTEMBERG
        1.85%, 10/17/03                                     2,000      2,000
        0.91%, 12/12/03                                     4,000      4,002

        LANDESBANK HESSEN-THURINGEN GIROZENTRALE
        1.27%, 08/29/03                                     4,000      4,000
        1.30%, 02/03/04                                     1,000      1,000

        NATEXIS BANQUES POPULAIRES
        1.20%, 08/29/03                                     4,000      4,000

        NATIONAL CITY BANK, CLEVELAND
        1.20%, 07/07/03                                     5,000      5,000

        NORDDEUTSCHE LANDESBANK GIROZENTRALE
        1.25%, 07/18/03                                     3,000      3,000
        1.49%, 12/29/03                                     2,000      2,000

        NORDEA BANK FINLAND, PLC
        1.22%, 08/15/03                                     1,000      1,000
        1.20%, 09/02/03                                     3,000      3,000

        RABOBANK NEDERLAND
        0.95%, 12/03/03                                     1,000      1,001

        ROYAL BANK OF CANADA
        1.61%, 11/25/03                                     3,000      3,000

        ROYAL BANK OF SCOTLAND, PLC
        1.20%, 07/01/03                                     4,000      4,000

        SOCIETE GENERALE
        1.30%, 07/15/03                                     2,000      2,000
        1.25%, 10/16/03                                     1,000      1,000

        STATE STREET BANK & TRUST CO., N.A.
        1.19%, 08/26/03                                     1,000      1,000
        1.10%, 12/04/03                                     2,000      2,000

        TORONTO DOMINION BANK
        1.25%, 07/07/03                                     6,000      6,000

        UBS, AG
        1.59%, 12/16/03                                     2,000      2,000

        UNICREDITO ITALIANO SPA
        1.31%, 07/17/03                                     5,000      5,000
        1.26%, 07/22/03                                     1,000      1,000
        0.96%, 09/15/03                                     2,000      2,000

        WESTLB AG
        1.35%, 07/08/03                                     2,000      2,000
        1.93%, 09/18/03                                     3,000      3,000
        1.26%, 04/02/04                                     3,000      3,000

        WILMINGTON TRUST CO.
        1.28%, 07/22/03                                     1,000      1,000
        1.20%, 09/15/03                                     4,000      4,000
                                                                    --------
                                                                     216,010

        PROMISSORY NOTES 2.0%
        ------------------------------------------------------------------------
      o THE GOLDMAN SACHS GROUP, INC.
        1.36%, 08/05/03                                     2,000      2,000
        1.35%, 09/08/03                                     1,000      1,000
        1.26%, 09/22/03                                     4,000      4,000
        1.26%, 12/05/03                                     1,000      1,000
        1.01%, 12/23/03                                     4,000      4,000
                                                                    --------
                                                                      12,000
        BANK NOTES 0.5%
        ------------------------------------------------------------------------
        STANDARD FEDERAL BANK, N.A.
        1.19%, 08/26/03                                     2,000      2,000
        1.20%, 09/05/03                                     1,000      1,000
                                                                    --------
                                                                       3,000

        U.S. Government Securities 9.1% of investments
        ------------------------------------------------------------------------
        DISCOUNT NOTES 9.1%
        ------------------------------------------------------------------------
        FANNIE MAE
        1.18%, 08/27/03                                    10,000      9,981
      = 0.94%, 10/01/03                                     5,000      4,988
        1.09%, 11/26/03                                     6,000      5,974
        0.90%, 12/17/03                                     5,000      4,979

        FREDDIE MAC
        1.10%, 09/11/03                                     4,000      3,991
        1.09%, 10/24/03                                     5,000      4,983
        0.99%, 11/17/03                                     2,000      1,992
        1.00%, 12/04/03                                     5,000      4,978
        1.06%, 12/04/03                                     9,539      9,496
        0.96%, 12/31/03                                     4,000      3,981
                                                                    --------
                                                                      55,343



See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

PORTFOLIO HOLDINGS continued


        ISSUER                                          FACE VALUE   MKT. VALUE
        RATE, MATURITY DATE                             ($ x 1,000)  ($ x 1,000)

        VARIABLE-RATE OBLIGATION 4.6% of investments
        ------------------------------------------------------------------------
      * BETA FINANCE, INC., 144A
        1.15%, 07/15/03                                     5,000         5,000

      + CALIFORNIA POLLUTION CONTROL FINANCING
         AUTHORITY
        Solid Waste Disposable RB
        (Burr Properties Project)
        Series 1998B
        1.80%, 07/07/03                                     1,835         1,835

      + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
        Taxable RB (Jay Leasing, Inc.
        Project) Series 1997
        1.12%, 07/07/03                                     1,985         1,985

      + EAGLE COUNTY, COLORADO TAXABLE HOUSING
         FACILITIES
        RB (BC Housing, L.L.C. Project)
        Series 1997B
        1.20%, 07/07/03                                     1,500         1,500

        LP PINEWOOD SPV
        1.02%, 07/07/03                                    10,000        10,000

      * SIGMA FINANCE, INC., 144A
        1.30%, 07/07/03                                     2,000         2,000
        1.14%, 07/15/03                                     3,000         2,999

      + TRAP ROCK INDUSTRIES, INC.
        RB Series 1997, 144A
        1.04%, 07/07/03                                     1,540         1,540

      + VILLAGE OF STURTEVANT, WISCONSIN
        IDRB (Andis Co. Project)
        Series 1996B
        1.28%, 07/07/03                                     1,040         1,040
                                                                         ------
                                                                         27,899

                                                      MATURITY VALUE   MKT. VALUE
        SECURITY                                      ($ x 1,000)      ($ x 1,000)
        OTHER INVESTMENTS 7.0% of investments
        ------------------------------------------------------------------------

        REPURCHASE AGREEMENTS 7.0%
        ------------------------------------------------------------------------
        BEAR STEARNS & CO., INC.
        Tri-Party Repurchase Agreement
        Collateralized by U.S. Government
        Securities with a value of $6,122
        1.29%, issued 01/15/03,
        due 07/07/03                                         6,037         6,000

        CREDIT SUISSE FIRST BOSTON L.L.C.
        Tri-Party Repurchase Agreement
        Collateralized by U.S. Government
        Securities with a value of $36,981
        1.32%, issued 06/30/03,
        due 07/01/03                                        36,255        36,254
                                                                         -------
                                                                          42,254


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------
Investments, at market value                               $  607,370 a
Receivables:
   Fund shares sold                                             1,148
   Interest                                                       835
Prepaid expenses                                         +         27
                                                         --------------
TOTAL ASSETS                                                  609,380

LIABILITIES
-----------------------------------------------------------------------
Payables:
  Fund shares redeemed                                          5,115
  Dividends to shareholders                                       127
  Investments bought                                            8,002
  Investment adviser and administrator fees                        19
  Transfer agent and shareholder service fees                      12
Accrued expenses                                         +         53
                                                         --------------
TOTAL LIABILITIES                                              13,328

NET ASSETS
-----------------------------------------------------------------------
TOTAL ASSETS                                                  609,380
TOTAL LIABILITIES                                        -     13,328
                                                         --------------
NET ASSETS                                                 $  596,052
NET ASSETS BY SOURCE

Capital received from investors                               596,053
Net realized capital losses                                        (1)

NET ASSET VALUE (NAV)


                SHARES
NET ASSETS /    OUTSTANDING  =    NAV
$596,052        596,110           $1.00


a Includes illiquid restricted securities worth $14,994, or 2.47% of the fund's investments. The amortized cost for the fund's securities was $607,370.

FEDERAL TAX DATA
-------------------------------------------------------

COST BASIS OF PORTFOLIO                        $607,370

AS OF DECEMBER 31, 2002:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                          Loss amount:
  2004                                               $1


See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

Statement of
OPERATIONS
For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------------
Interest                                                   $    4,057

EXPENSES
-----------------------------------------------------------------------
Investment adviser and administrator fees                       1,131 a
Transfer agent and shareholder service fees                       744 b
Trustees' fees                                                     16 c
Custodian and portfolio accounting fees                            38
Professional fees                                                  11
Registration fees                                                  14
Shareholder reports                                                18
Other expenses                                           +          4
                                                         --------------
TOTAL EXPENSES                                                  1,976 d

INCREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                         4,057
TOTAL EXPENSES                                           -      1,976
                                                         --------------
NET INVESTMENT INCOME                                           2,081
                                                         --------------
INCREASE IN NET ASSETS FROM OPERATIONS                         $2,081


a  Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c  For the fund's independent trustees only.

d The investment adviser (CSIM) and the transfer agent and shareholder service agent (Schwab) guarantee to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.73% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)


Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000. Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                      1/1/03 - 6/30/03         1/1/02 - 12/31/02
Net investment income                        $   2,081                $   6,849
INCREASE IN NET ASSETS FROM               -------------------------------------
  OPERATIONS                                     2,081                    6,849

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income             2,081                    6,849 a

TRANSACTIONS IN FUND SHARES                                                     b
--------------------------------------------------------------------------------
Shares sold                                    227,104                  449,315
Shares reinvested                                1,929                    6,808
Shares redeemed                           +    (198,913)               (405,628)
                                          --------------------------------------
NET TRANSACTIONS IN FUND SHARES                 30,120                   50,495

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            565,932                  515,437
Total increase                            +     30,120                   50,495 c
                                          --------------------------------------
END OF PERIOD                                $ 596,052                $ 565,932


a  The tax-basis components of distributions paid for the prior period were:

Ordinary income                              $   6,849
Long-term capital gains                      $      --


b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND


Financial Notes unaudited

Business Structure of the Funds

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS((TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. For these funds, shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

Fund Operations

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.


THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS.

In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

Glossary

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

AGENCY DISCOUNT NOTES Notes issued by federal agencies -- known as Government Sponsored Enterprises, or GSEs -- at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Securities that are backed by various assets, which may include loans, accounts receivable or investments of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected or liquidated). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITY A security that is backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.



PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES      Adjustable convertible extendable security
BAN       Bond anticipation note
COP       Certificate of participation
GAN       Grant anticipation note
GO        General obligation
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDRB      Industrial Development Revenue Bond
M/F       Multi-family
RAN       Revenue anticipation note
RB        Revenue bond
S/F       Single-family
TAN       Tax anticipation note
TECP      Tax-exempt commercial paper
TOB       Tender option bond
TOBP      Tender option bond partnership
TRAN      Tax and revenue anticipation note
VRD       Variable-rate demand


Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R)

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

144A SECURITY A security exempt from a registration requirement pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers, as defined in Rule 144A.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R)

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.


Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab All Equity Portfolio
   Schwab Growth Portfolio
   Schwab Balanced Portfolio
   Schwab Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.(3) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13605-06

Item 2: Code of Ethics - Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert - Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services - Not applicable to this semi-annual report.

Item 5: Not applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Chief Financial Officer, Tai-Chin Tung, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 10: Exhibits attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Charles Schwab Family of Funds
               -----------------------------------

By:  /s/Randall W. Merk
     -------------------------
        Randall W. Merk
        Chief Executive Officer

Date:    September 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Randall W. Merk
    _________________________
         Randall W. Merk
         Chief Executive Officer

Date:    September 2, 2003

By: /s/ Tai-Chin Tung
    _________________________
         Tai-Chin Tung
         Chief Financial Officer

Date:    August 18, 2003